Quarterly Holdings Report
for
Strategic Advisers® Municipal Bond Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2026
SAM-NPRT3-0426
1.9903617.104
Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-ML13 Class XCA, 0.959% 7/25/2036 (g)(m)	9,213,224	397,439
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-ML16 Class AUS, 4.6329% 7/25/2038 (g)	742,866	777,667
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-ML21 Class AUS, 4.6147% 8/25/2041 (g)	2,807,708	2,974,957
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-ML22 Class AUS, 4.6862% 10/25/2040 (g)	2,548,328	2,663,937
Frete Trust Series 2021-ML12 Class XUS, 1.2267% 7/25/2041 (g)(m)	3,270,850	287,936
TOTAL UNITED STATES		7,101,936
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,960,130)		7,101,936

Fixed-Income Funds - 29.2%
	Shares	Value ($)
Allspring Municipal Bond Fund - Class Admin	88,246,290	867,461,032
American High-Income Municipal Bond Fund Class F-2	9,996,197	155,640,779
BlackRock National Municipal Fund Investor A Shares	25,593,546	259,774,493
DWS Managed Municipal Bond Fund - Class S	37,745,143	306,113,111
DWS Strategic High Yield Tax-Free Fund - Class S	89,643	955,595
Eaton Vance National Municipal Income Fund Class I	26,446,279	244,628,085
Fidelity SAI Enhanced Municipal Income Fund (n)	25,287,959	259,960,221
Franklin Federal Tax Free Income Fund Class R6	60,074,572	658,417,314
iShares National Muni Bond ETF	2,964,380	322,880,270
Vanguard Long-Term Tax-Exempt Fund Admiral Shares	63,278,677	696,698,233
Vanguard Tax-Exempt Bond Index Fund ETF	6,069,209	310,440,040
TOTAL FIXED-INCOME FUNDS (Cost $3,971,304,384)		4,082,969,173

Municipal Securities - 66.5%
	Principal Amount (a)	Value ($)
Alabama - 2.5%
Education - 0.1%
Alabama St University Rev Series 2025, 5.5% 9/1/2045 (Assured Guaranty Inc Insured)	1,625,000	1,791,020
Auburn Univ Ala Gen Fee Rev Series 2025 B, 5% 6/1/2041	2,500,000	2,836,498
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2038	670,000	729,418
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2042	1,040,000	1,115,943
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	15,000	15,175
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2035	50,000	50,244
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2036	65,000	65,018
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2037	70,000	69,514
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2038	125,000	122,883
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2039	95,000	92,124
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	310,000	293,010
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2044	210,000	191,449
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	125,000	106,586
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5% 10/1/2056	1,200,000	1,166,125
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	1,295,000	1,325,529
Jacksonville Public Educational Building Authority Series 2023 A, 5.25% 8/1/2053 (Assured Guaranty Inc Insured)	600,000	619,719
Jacksonville Public Educational Building Authority Series 2023 A, 5.5% 8/1/2058 (Assured Guaranty Inc Insured)	500,000	521,118
Jacksonville Public Educational Building Authority Series 2024 A, 5% 8/1/2056 (Build America Mutual Assurance Co Insured)	885,000	898,030
Montgomery Ala Edl Bldg Auth Higher Ed Rev Series 2016A, 5% 10/1/2043	300,000	289,618
University North AL Rev Series 2019 B, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	320,000	336,947
University South AL Univ Rev Series 2019 A, 5% 4/1/2049 (Build America Mutual Assurance Co Insured)	525,000	536,124
University South AL Univ Rev Series 2024 A, 5% 4/1/2041 (Build America Mutual Assurance Co Insured)	820,000	907,516
University South AL Univ Rev Series 2024 A, 5% 4/1/2042 (Build America Mutual Assurance Co Insured)	800,000	875,530
University South AL Univ Rev Series 2024 A, 5% 4/1/2043 (Build America Mutual Assurance Co Insured)	1,265,000	1,371,563
University South AL Univ Rev Series 2024 A, 5% 4/1/2044 (Build America Mutual Assurance Co Insured)	900,000	965,599
University South AL Univ Rev Series 2024 A, 5.25% 4/1/2054 (Build America Mutual Assurance Co Insured)	905,000	951,752
TOTAL EDUCATION		18,244,052
Electric Utilities - 0.0%
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2046 (Goldman Sachs Group Inc/The Guaranteed)	4,170,000	4,545,464
General Obligations - 2.1%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) 5.25% 7/1/2047	1,000,000	1,055,911
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (g)	3,570,000	3,623,641
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2021 A, 4% tender 6/1/2051 (Royal Bank of Canada Guaranteed) (g)	5,090,000	5,312,577
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (g)	1,840,000	2,014,760
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed) (k)	3,290,000	3,567,048
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (g)	16,565,000	18,270,368
Black Belt Energy Gas District 5% tender 3/1/2055 (BP PLC Guaranteed) (g)	4,125,000	4,550,417
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (g)	9,905,000	10,599,094
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	10,470,000	11,168,460
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (g)	1,115,000	1,125,202
Black Belt Energy Gas District Series 2021 C 2, SIFMA Municipal Swap Index + 0.35%, 2.23% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (g)(j)	1,000,000	998,056
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	3,280,000	3,341,805
Black Belt Energy Gas District Series 2022 B 2, 2.53% tender 4/1/2053 (g)	5,285,000	5,276,106
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (g)	3,645,000	3,818,015
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (g)	13,230,000	14,178,203
Black Belt Energy Gas District Series 2023C, 5.5% tender 10/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (g)	6,500,000	7,250,526
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (g)	2,000,000	2,168,254
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (g)	2,500,000	2,712,889
Black Belt Energy Gas District Series 2025 A, 5.25% tender 5/1/2056 (National Western Life Insurance Co Guaranteed) (g)	3,380,000	3,535,358
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	2,500,000	2,614,885
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2035 (Pacific Life Insurance Co Guaranteed)	1,750,000	1,952,226
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (g)	5,750,000	6,383,896
Black Belt Energy Gas District Series 2025 F, 5% 12/1/2035 (Pacific Life Global Funding II Guaranteed)	2,825,000	3,105,919
Black Belt Energy Gas District Series 2025G, 5% 10/1/2035	3,100,000	3,387,055
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	7,965,000	8,795,183
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023 A 1, 5.5% tender 11/1/2053 (Morgan Stanley Guaranteed) (g)	1,000,000	1,100,858
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023 B2, 4.659% tender 4/1/2054 (g)	3,000,000	3,068,912
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (g)	2,005,000	2,260,962
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (g)	8,500,000	9,385,406
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	1,560,000	1,705,257
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025B, 5% 9/1/2033 (American National Insurance Co Guaranteed)	3,500,000	3,708,361
Jefferson County AL Gen. Oblig. 5% 4/1/2026	355,000	355,744
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	545,000	598,724
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	14,065,000	15,111,819
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2031 (Pacific Life Insurance Co Guaranteed)	1,500,000	1,622,789
Southeast AL District Gas Supply Rev Series 2024A, 5% 4/1/2032 (Pacific Life Insurance Co Guaranteed)	1,250,000	1,362,045
Southeast AL District Gas Supply Rev Series 2024A, 5% tender 8/1/2054 (Pacific Life Insurance Co Guaranteed) (g)	3,750,000	4,068,305
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	75,000	77,472
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	55,000	57,268
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	50,000	52,367
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (g)	9,855,000	10,307,057
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (g)	1,415,000	1,539,675
Southeast Energy Auth Commodity Supply Rev Ala Series 2021 A, 4% tender 11/1/2051 (Goldman Sachs Group Inc/The Guaranteed) (g)	1,500,000	1,545,572
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	2,625,000	2,758,718
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% tender 1/1/2054 (Sumitomo Mitsui Banking Corp Guaranteed) (g)	4,835,000	5,159,958
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (g)	2,060,000	2,216,277
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (g)	5,770,000	6,250,144
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (g)	13,405,000	14,355,132
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (g)	14,465,000	15,885,729
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (g)	1,875,000	1,973,117
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	8,065,000	9,031,705
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	28,895,000	31,490,389
TOTAL GENERAL OBLIGATIONS		277,855,616
Health Care - 0.0%
DCH Hlth Care Auth AL Hlth Care Fac Rev Series 2015, 5% 6/1/2033	165,000	165,225
Huntsville Redstone AL Sp Care 0% 1/1/2060 (i)	422,633	21,999
Huntsville Redstone AL Sp Care 6% 1/1/2060	1,705,000	1,419,964
Infirmary Hlth Sys Spl Care Series 2021 A, 3% 2/1/2046	2,270,000	1,787,771
TOTAL HEALTH CARE		3,394,959
Housing - 0.0%
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2024B, 6% 4/1/2055	1,475,000	1,641,973
Industrial Development - 0.1%
Baldwin County Industrial Development Authority Series 2025A, 5% tender 6/1/2055 (b)(g)(h)	3,315,000	3,469,775
Hoover Industrial Development Board (U S Steel Corp Proj.) Series 2019, 5.75% 10/1/2049 (h)	1,655,000	1,678,483
Hoover Industrial Development Board Series 2020, 6.375% tender 11/1/2050 (g)(h)	195,000	215,033
Tuscaloosa Cnty Ala Indl Dev Auth Gulf Opportunity Zone Series 2019A, 5.25% 5/1/2044 (b)	8,550,000	8,661,401
TOTAL INDUSTRIAL DEVELOPMENT		14,024,692
Other - 0.1%
Baldwin County Industrial Development Authority Series 2026 A, 4.3% tender 3/1/2056 (b)(g)(h)(k)	1,325,000	1,325,000
Mobile County Industrial Development Authority Series 2024 A, 5% 6/1/2054 (h)	3,175,000	3,145,958
Mobile County Industrial Development Authority Series 2024 B, 4.75% 12/1/2054 (h)	4,325,000	4,136,986
Southeast Energy Authority A Cooperative District 5% 11/1/2035 (Barlatier SA Guaranteed)	1,505,000	1,618,643
TOTAL OTHER		10,226,587
Resource Recovery - 0.0%
Baldwin County Industrial Development Authority Series 2025 B, 4.625% tender 6/1/2055 (b)(g)(h)	345,000	354,280
Special Tax - 0.0%
Cooper Green Mercy Health Svcs Auth Rev Series 2022A, 5.25% 9/1/2042	550,000	602,799
Cooper Green Mercy Health Svcs Auth Rev Series 2022A, 5.25% 9/1/2052	2,620,000	2,708,196
Lauderdale Cnty Ala Agriculture Ctr Auth Spl Tax Rev Series 2024, 4.75% 7/1/2064	240,000	235,591
Lauderdale Cnty Ala Agriculture Ctr Auth Spl Tax Rev Series 2024, 5.25% 7/1/2064	235,000	242,897
Stadium Trace Vlg Impt Dist Dev Incentive Antic Bonds Series 2021, 3.625% 3/1/2036	300,000	284,223
TOTAL SPECIAL TAX		4,073,706
Transportation - 0.0%
Birmingham AL Arpt Auth Arpt Series 2020, 4% 7/1/2035 (Build America Mutual Assurance Co Insured)	60,000	62,623
Birmingham AL Arpt Auth Arpt Series 2020, 4% 7/1/2036 (Build America Mutual Assurance Co Insured)	225,000	233,727
Birmingham AL Arpt Auth Arpt Series 2020, 4% 7/1/2038 (Build America Mutual Assurance Co Insured)	335,000	344,911
TOTAL TRANSPORTATION		641,261
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5.25% 10/1/2045	2,000,000	2,155,355
Jefferson Cnty AL Swr Rev 5.25% 10/1/2049	4,500,000	4,740,325
Jefferson Cnty AL Swr Rev 5.5% 10/1/2053	11,225,000	11,897,644
Prichard Ala Wtrwks & Swr Brdwtr & Swr Rev Series 2019, 4% 11/1/2049 (e)	200,000	126,000
TOTAL WATER & SEWER		18,919,324
TOTAL ALABAMA		353,921,914
Alaska - 0.1%
General Obligations - 0.0%
Alaska Municipal Bond Bank Authority Series 2017 A, 5.5% 10/1/2042	1,790,000	1,855,127
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5.25% 12/1/2052 (h)	525,000	538,929
Anchorage AK Gen. Oblig. Series B, 5% 9/1/2026	1,250,000	1,251,543
TOTAL GENERAL OBLIGATIONS		3,645,599
Health Care - 0.0%
Alaska Indl Dev & Expt Auth Rev Series 2014, 5% 4/1/2032	500,000	501,382
Alaska Indl Dev & Expt Auth Rev Series 2019 A, 4% 10/1/2049	700,000	628,852
TOTAL HEALTH CARE		1,130,234
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	375,000	374,189
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	690,000	734,716
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2026	425,000	426,665
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 6/1/2030	70,000	75,069
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2027	65,000	67,983
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 12/1/2028	965,000	1,033,937
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2027	50,000	51,645
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2028	85,000	89,991
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 5% 6/1/2029	725,000	785,826
TOTAL HOUSING		3,640,021
Other - 0.0%
Alaska Municipal Bond Bank Authority Series 2023 TWO, 5.25% 12/1/2047 (h)	420,000	436,563
Special Tax - 0.0%
Alaska St Hsg Fin Corp Series 2019B, 5% 12/1/2037	480,000	512,576
Alaska St Hsg Fin Corp Series 2019B, 5% 12/1/2038	365,000	388,771
Alaska St Hsg Fin Corp Series 2019B, 5% 12/1/2039	240,000	254,931
TOTAL SPECIAL TAX		1,156,278
Tobacco Bonds - 0.0%
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2034	240,000	248,308
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2035	600,000	617,693
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2037	685,000	696,646
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2040	325,000	326,026
Northern Tobacco Securitization AK Series 2021A CL1, 4% 6/1/2050	905,000	762,637
TOTAL TOBACCO BONDS		2,651,310
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2027 (h)	500,000	518,967
Alaska Railroad Corp Series 2025, 6% 10/1/2050 (Assured Guaranty Inc Insured) (h)	1,625,000	1,775,905
Municipality of Anchorage AK Series 2020 A, 5% 12/1/2050 (h)	1,375,000	1,399,355
TOTAL TRANSPORTATION		3,694,227
TOTAL ALASKA		16,354,232
Arizona - 1.1%
Education - 0.4%
Arizona Brd Regents Ctfs Partn (University AZ Univ Revs Proj.) Series 2018B, 5% 6/1/2030	80,000	84,932
Arizona Indl Dev Auth Ed Rev 4.5% 7/1/2054	690,000	578,558
Arizona Indl Dev Auth Ed Rev 5.25% 7/1/2043 (b)	35,000	35,514
Arizona Indl Dev Auth Ed Rev 5.25% 7/1/2053 (b)	120,000	112,879
Arizona Indl Dev Auth Ed Rev 5.375% 7/1/2053 (b)	120,000	117,063
Arizona Indl Dev Auth Ed Rev 5.5% 7/1/2058 (b)	270,000	260,353
Arizona Indl Dev Auth Ed Rev 5.5% 7/1/2058 (b)	105,000	103,680
Arizona Indl Dev Auth Ed Rev 6.875% 2/1/2065 (b)	2,000,000	2,018,163
Arizona Indl Dev Auth Ed Rev Series 2017 A, 5.125% 7/1/2037 (b)	210,000	210,442
Arizona Indl Dev Auth Ed Rev Series 2017 A, 5.25% 7/1/2047 (b)	160,000	157,699
Arizona Indl Dev Auth Ed Rev Series 2017 D, 5% 7/1/2037 (b)	145,000	146,027
Arizona Indl Dev Auth Ed Rev Series 2017 D, 5% 7/1/2047 (b)	235,000	224,209
Arizona Indl Dev Auth Ed Rev Series 2017 D, 5% 7/1/2051 (b)	810,000	754,561
Arizona Indl Dev Auth Ed Rev Series 2017 F, 5% 7/1/2037	210,000	213,808
Arizona Indl Dev Auth Ed Rev Series 2017 F, 5% 7/1/2047	865,000	868,466
Arizona Indl Dev Auth Ed Rev Series 2017 F, 5% 7/1/2052	635,000	635,736
Arizona Indl Dev Auth Ed Rev Series 2017 G, 5% 7/1/2037 (b)	35,000	35,248
Arizona Indl Dev Auth Ed Rev Series 2017 G, 5% 7/1/2047 (b)	35,000	33,393
Arizona Indl Dev Auth Ed Rev Series 2017 G, 5% 7/1/2051 (b)	65,000	60,551
Arizona Indl Dev Auth Ed Rev Series 2017, 6% 7/1/2047 (b)	325,000	329,480
Arizona Indl Dev Auth Ed Rev Series 2017A, 5% 7/1/2047	315,000	315,015
Arizona Indl Dev Auth Ed Rev Series 2017A, 5.25% 7/1/2037 (b)	420,000	423,398
Arizona Indl Dev Auth Ed Rev Series 2017A, 5.5% 7/1/2052 (b)	1,550,000	1,482,071
Arizona Indl Dev Auth Ed Rev Series 2017B, 5% 3/1/2037 (b)	250,000	251,463
Arizona Indl Dev Auth Ed Rev Series 2017B, 5% 3/1/2042 (b)	250,000	250,017
Arizona Indl Dev Auth Ed Rev Series 2018A, 5% 7/1/2048	435,000	432,582
Arizona Indl Dev Auth Ed Rev Series 2018A, 5% 7/1/2052	260,000	252,800
Arizona Indl Dev Auth Ed Rev Series 2019 A, 5% 7/15/2039	185,000	186,085
Arizona Indl Dev Auth Ed Rev Series 2019 A, 5% 7/15/2049	500,000	461,508
Arizona Indl Dev Auth Ed Rev Series 2019, 5% 7/1/2049 (b)	610,000	552,437
Arizona Indl Dev Auth Ed Rev Series 2020A, 4% 7/15/2040 (b)	130,000	125,690
Arizona Indl Dev Auth Ed Rev Series 2020A, 4% 7/15/2050 (b)	225,000	186,508
Arizona Indl Dev Auth Ed Rev Series 2021 A, 3% 7/1/2046	300,000	229,506
Arizona Indl Dev Auth Ed Rev Series 2021 A, 3% 7/1/2052	350,000	244,386
Arizona Indl Dev Auth Ed Rev Series 2021A, 4% 7/1/2051	250,000	209,086
Arizona Indl Dev Auth Ed Rev Series 2022 A, 5% 7/1/2047	575,000	579,169
Arizona Indl Dev Auth Ed Rev Series 2022 A, 5% 7/1/2057	330,000	328,179
Arizona Indl Dev Auth Ed Rev Series 2025 A, 5% 7/1/2050	1,045,000	1,031,795
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2019 A, 4% 11/1/2049	250,000	225,028
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2036	230,000	233,609
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2038	125,000	125,818
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2039	160,000	160,766
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2040	170,000	170,122
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2045	425,000	399,449
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2021 A, 4% 11/1/2038	2,000,000	2,015,629
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2021 A, 4% 11/1/2051	790,000	699,912
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2022A, 4.25% 11/1/2052	740,000	678,725
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2023A, 5.25% 11/1/2053	4,150,000	4,287,204
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2024 A, 5% 11/1/2054	680,000	695,354
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2026A, 5.5% 11/1/2056	2,375,000	2,527,744
Arizona St Univ Revs 4% 7/1/2053	2,790,000	2,572,974
Arizona St Univ Revs Series 2021 C, 5% 7/1/2032	70,000	79,286
Arizona St Univ Revs Series 2021 C, 5% 7/1/2034	70,000	78,682
Arizona St Univ Revs Series 2021 C, 5% 7/1/2035	55,000	61,541
Arizona St Univ Revs Series 2021 C, 5% 7/1/2037	825,000	913,187
Arizona St Univ Revs Series 2021 C, 5% 7/1/2038	1,325,000	1,460,565
Arizona St Univ Revs Series 2023A, 5.5% 7/1/2048	1,000,000	1,089,450
Glendale Ariz Indl Dev Auth Rev (Midwestern University Arizona Proj.) Series 2019 A, 3% 7/1/2035 (h)	135,000	129,987
Glendale Ariz Indl Dev Auth Rev (Midwestern University Arizona Proj.) Series 2021 A, 2.125% 7/1/2033 (h)	270,000	237,772
LA Paz Cnty Ariz Indl Dev Auth Ed Fac Lease Rev Series 2018 A, 5% 2/15/2038	140,000	142,713
Maricopa Cnty AZ Ind Dev Au Ed Series 2017 C, 5% 7/1/2037	70,000	71,223
Maricopa Cnty AZ Ind Dev Au Ed Series 2017 C, 5% 7/1/2048	145,000	145,339
Maricopa Cnty AZ Ind Dev Au Ed Series 2017A, 5% 7/1/2052	240,000	240,095
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 A, 5% 7/1/2039	170,000	175,641
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 A, 5% 7/1/2049	430,000	430,312
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 A, 5% 7/1/2054	145,000	142,635
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 B, 5% 7/1/2039 (b)	180,000	184,446
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 B, 5% 7/1/2049 (b)	95,000	91,648
Maricopa Cnty AZ Ind Dev Au Ed Series 2019 B, 5% 7/1/2054 (b)	435,000	412,335
Maricopa Cnty AZ Ind Dev Au Ed Series 2025A, 5.25% 7/1/2045	2,750,000	2,796,281
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015, 5% 7/1/2035 (b)	175,000	175,130
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015, 5% 7/1/2045 (b)	195,000	193,268
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015A, 5% 7/1/2035 (b)	100,000	100,046
Phoenix Ariz Indl Dev Auth Ed Rev Series 2015A, 5% 7/1/2045 (b)	120,000	117,227
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2035 (b)	25,000	25,012
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2036	145,000	145,325
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2041	115,000	115,050
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2046	505,000	505,044
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2046 (b)	370,000	357,268
Phoenix Ariz Indl Dev Auth Ed Rev Series 2016 A, 5% 7/1/2046 (b)	130,000	126,645
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2044	225,000	226,474
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	665,000	656,643
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	585,000	567,026
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	475,000	455,373
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2037	105,000	107,057
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Student Housing LLC Proj.) 5% 7/1/2042	1,125,000	1,132,211
Pima Cnty AZ Indl Dev Auth E Series 2015, 5.625% 6/15/2045 (b)	300,000	300,005
Pima Cnty AZ Indl Dev Auth E Series 2021, 4% 6/15/2041 (b)	50,000	44,377
Pima Cnty AZ Indl Dev Auth E Series 2021, 4% 6/15/2051 (b)	75,000	57,265
Pima Cnty AZ Indl Dev Auth E Series 2021, 4% 6/15/2057 (b)	65,000	48,166
Pima Cnty AZ Indl Dev Auth E Series 2022, 4% 6/15/2041 (b)	510,000	453,152
Pima Cnty AZ Indl Dev Auth E Series 2022, 4% 6/15/2051 (b)	2,150,000	1,646,286
Pima Cnty AZ Indl Dev Auth E Series 2022, 4% 6/15/2057 (b)	335,000	248,244
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev 5% 6/15/2059 (b)	455,000	392,993
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev Series 2023, 5.5% 6/15/2047 (b)	1,500,000	1,466,672
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev Series 2024, 5% 6/15/2054 (b)	1,750,000	1,538,306
Sierra Vista Ariz Indl Dev Auth Ed Fac Rev Series 2025, 6.25% 6/15/2050	1,100,000	1,114,660
TOTAL EDUCATION		50,512,854
Electric Utilities - 0.1%
Maricopa Cnty AZ Pollution Ctl (El Paso Electric Co Proj.) Series 2012 A, 4.5% 8/1/2042	455,000	455,120
Maricopa Cnty AZ Pollution Ctl (El Paso Electric Co Proj.) Series B, 3.6% 4/1/2040	350,000	339,969
Salt River Proj AZ Agric & Pwr 5.25% 1/1/2055	6,220,000	6,692,703
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	2,730,000	2,911,017
Salt River Proj AZ Agric & Pwr Series 2025 A, 5% 1/1/2045	1,000,000	1,100,655
TOTAL ELECTRIC UTILITIES		11,499,464
General Obligations - 0.0%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	1,740,000	1,696,093
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	1,215,000	1,214,962
Maricopa Cnty AZ Uni Sch Dist No 60 Ctfs Partn Higley 4.25% 6/1/2047 (Assured Guaranty Inc Insured)	175,000	172,613
Maricopa Cnty AZ Uni Sch Dist No 60 Ctfs Partn Higley 5% 6/1/2053 (Assured Guaranty Inc Insured)	1,185,000	1,215,667
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2036	150,000	157,947
Navajo Nation Series 2015 A 144A, 5.5% 12/1/2030 (b)	1,260,000	1,261,845
Queen Creek AZ Cops Series 2026, 5.5% 10/1/2065	4,395,000	4,700,035
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	2,055,000	2,288,793
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2028 (Citigroup Inc Guaranteed)	2,890,000	3,055,775
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	1,080,000	1,172,434
Scottsdale AZ Uni Sch Dist #48 5% 7/1/2031	45,000	46,704
TOTAL GENERAL OBLIGATIONS		16,982,868
Health Care - 0.1%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 4.16% tender 1/1/2037 (g)(j)	975,000	967,811
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2015 C, 1.9% 1/1/2046 VRDN (g)	2,585,000	2,585,000
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2038	85,000	86,748
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 4% 2/1/2050	965,000	848,650
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2029	990,000	1,063,516
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) Series 2019 A, 1.9% 2/1/2048, LOC TD Bank NA VRDN (g)	1,710,000	1,710,000
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2037	25,000	25,678
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2038	25,000	25,634
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2039	20,000	20,442
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2040	25,000	25,280
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,000,000	913,016
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2031	10,000	10,951
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2032	15,000	16,384
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2033	25,000	27,200
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 5% 9/1/2034	20,000	21,698
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	45,000	45,362
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	50,000	47,083
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	350,000	305,623
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Sun Health Corporation Proj.) Series 2019 A, 5% 11/15/2042	770,000	773,942
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Sun Health Corporation Proj.) Series 2019 A, 5% 11/15/2048	850,000	849,996
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	705,000	622,662
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	640,000	652,078
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	2,605,000	2,004,631
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017A, 4% 1/1/2041	1,165,000	1,165,357
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	1,545,000	1,169,517
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2021A, 4% 12/1/2046	350,000	308,538
Tempe AZ Indl Dev Auth Rev (Friendship Village of Tempe,Az Proj.) Series 2025A, 5.625% 12/1/2055	995,000	1,023,013
Tempe AZ Indl Dev Auth Rev (Mirabella at ASU Inc Proj.) Series 2017A, 6.125% 10/1/2052 (b)	435,000	344,482
Tempe AZ Indl Dev Auth Rev (Tempe Life Care Village Inc Proj.) Series 2019, 5% 12/1/2050	325,000	317,511
Tempe AZ Indl Dev Auth Rev (Tempe Life Care Village Inc Proj.) Series 2019, 5% 12/1/2054	365,000	352,110
Tempe AZ Indl Dev Auth Rev Series 2025A, 5.625% 12/1/2060	1,650,000	1,688,496
TOTAL HEALTH CARE		20,018,409
Housing - 0.0%
Arizona Indl Dev Auth Student Hsg Rev Series 2019A, 5% 6/1/2054 (Build America Mutual Assurance Co Insured)	365,000	367,552
Maricopa Cnty & Phoenix AZ Indl Dev Auths Mtg Rev Series 2024B, 6% 3/1/2055	1,215,000	1,350,172
TOTAL HOUSING		1,717,724
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (g)(h)	9,765,000	9,972,047
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (g)	2,750,000	2,804,336
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (g)(h)	1,600,000	1,630,599
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series FIRST 2022 1, 5% tender 9/1/2042 (g)(h)	1,000,000	1,020,973
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (g)(h)	6,650,000	6,841,197
Maricopa Cnty AZ Pollution Ctl Series 2010 B, 0.875% tender 6/1/2043 (g)	165,000	163,154
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 A 1, 4% 12/1/2041 (b)	510,000	345,700
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 A 1, 4% 12/1/2051 (b)	1,695,000	1,016,171
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 A 1, 4.15% 12/1/2057 (b)	635,000	374,261
Phoenix Ariz Indl Dev Auth Hotel Rev Series 2022 B, 5.75% 12/15/2057 (b)	745,000	517,245
Pinal County Industrial Development Authority Series 2021 A, 5.5% 10/1/2033 (b)(h)(i)	400,000	425,331
TOTAL INDUSTRIAL DEVELOPMENT		25,111,014
Other - 0.0%
Arizona Industrial Development Authority Series 2025, 6.75% 12/1/2055 (b)(h)	1,635,000	1,681,073
Estrella Mtn Ranch Cmnty Facs Dist Ariz 5.8% 7/1/2049	900,000	904,404
Pima Cnty Ariz Indl Dev Auth Sr Living Rev Series 2022 A, 6.75% 11/15/2042 (b)	250,000	273,538
Pima Cnty Ariz Indl Dev Auth Sr Living Rev Series 2022 A, 6.875% 11/15/2052 (b)	715,000	764,209
Pima Cnty Ariz Indl Dev Auth Sr Living Rev Series 2022 A, 7% 11/15/2057 (b)	320,000	342,762
TOTAL OTHER		3,965,986
Special Tax - 0.0%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	455,000	472,235
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2038 (National Public Finance Guarantee Corporation Insured) (i)	280,000	350,573
Queen Creek AZ Excise Tax & St Shared Rev Series 2018 A, 5% 8/1/2042	395,000	412,461
Queen Creek AZ Excise Tax & St Shared Rev Series 2018 A, 5% 8/1/2047	480,000	491,967
TOTAL SPECIAL TAX		1,727,236
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	2,135,000	2,207,313
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	60,000	65,038
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	75,000	80,962
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	35,000	37,308
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2037	30,000	31,853
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2038	45,000	47,618
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	30,000	31,658
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	305,000	316,249
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2030	225,000	233,225
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (h)	210,000	215,301
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (h)	160,000	163,786
Phoenix AZ Cvc Imp Crp Apr Rev Series 2017 A, 5% 7/1/2047 (h)	885,000	892,091
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2037 (h)	740,000	769,881
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2038 (h)	740,000	767,441
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 A, 5% 7/1/2044	425,000	442,245
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (h)	1,730,000	1,842,379
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (h)	135,000	138,936
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	425,000	439,482
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2034	110,000	113,635
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2035	110,000	113,490
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	485,000	499,616
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	305,000	313,626
TOTAL TRANSPORTATION		9,763,133
Water & Sewer - 0.1%
Gilbert Water Resource Municipal Property Corp Series 2022, 4% 7/15/2040	4,000,000	4,138,671
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	500,000	525,520
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	990,000	1,050,402
Phoenix Arizona Civic Imp Wtr Series 2016 A, 5% 7/1/2039	9,630,000	9,704,805
TOTAL WATER & SEWER		15,419,398
TOTAL ARIZONA		156,718,086
Arkansas - 0.3%
Education - 0.0%
Arkansas Dev Fin Auth Health Care Rev (Provident Properties Proj.) Series 2020 B 1, 5% 9/1/2039	100,000	103,662
Arkansas St Dev Fin Auth Cap Impt Rev Series 2018A, 4% 7/1/2028	45,000	45,005
Arkansas St Dev Fin Auth Cap Impt Rev Series 2018A, 4.5% 7/1/2033	90,000	90,033
Arkansas St Dev Fin Auth Cap Impt Rev Series 2018A, 4.5% 7/1/2039	5,000	4,970
Arkansas St Dev Fin Auth Tobacco Settlement Rev (University AR Univ Rev Proj.) 0% 7/1/2046 (Ambac Assurance Corp Insured) (c)	1,065,000	390,005
TOTAL EDUCATION		633,675
General Obligations - 0.1%
DE Queen Ark Sch Dist No 17 Sevier Cnty Series 2020, 2.375% 2/1/2047	500,000	343,767
Little Rock AR School Dist Series A, 3% 2/1/2050	4,325,000	3,246,295
Magnolia Ark Sch Dist No 14 2.125% 2/1/2047	500,000	313,417
Nashville Ark Sch Dist No 1 2% 4/1/2037	735,000	604,633
Nashville Ark Sch Dist No 1 2% 4/1/2038	750,000	601,533
Nettleton Ark Spl Sch Dist Craighead Cnty 2.125% 12/1/2041	285,000	214,748
Nettleton Ark Spl Sch Dist Craighead Cnty 2.25% 12/1/2042	295,000	219,213
Nettleton Ark Spl Sch Dist Craighead Cnty 2.25% 6/1/2043	1,750,000	1,236,270
North Little Rock School District No 1 2% 2/1/2042	2,000,000	1,468,148
Pea Ridge Ark Sch Dist No 109 2% 2/1/2043	240,000	165,981
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2042	2,095,000	1,490,984
South Conway Cnty Sch Dist No17 Ark Conway Cnty 2% 6/1/2045	1,195,000	762,018
Van Buren Ark Sch Dist No 042 2% 2/1/2041	1,080,000	802,535
TOTAL GENERAL OBLIGATIONS		11,469,542
Health Care - 0.0%
Arkansas Dev Fin Auth Health Care Rev (Baptist Medical System, AR Proj.) Series 2020 B 1, 5% 9/1/2037	125,000	130,591
Arkansas Dev Fin Auth Health Care Rev (Baptist Medical System, Ar Proj.) Series 2020B 2, 5% tender 9/1/2044 (g)	260,000	266,944
Arkansas Dev Fin Auth Health Care Rev Series 2020 B 1, 5% 9/1/2028	430,000	447,812
Arkansas Dev Fin Auth Health Care Rev Series 2020 B 1, 5% 9/1/2029	365,000	385,788
Arkansas Dev Fin Auth Health Care Rev Series 2020 B 1, 5% 9/1/2040	110,000	113,381
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 3% 7/1/2032	35,000	28,590
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 3.125% 7/1/2036	100,000	74,402
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 4% 7/1/2052	165,000	116,144
Arkansas Dev Fin Auth Hlth Rev Series 2021 B, 4.25% 7/1/2041	35,000	31,454
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2034	250,000	264,444
Arkansas St Dev Fin Auth Hosp Rev Series 2015A, 5% 2/1/2035	130,000	130,072
Arkansas St Dev Fin Auth Hosp Rev Series 2015C, 5% 2/1/2035	170,000	170,094
Arkansas St Dev Fin Auth Hosp Rev Series 2017, 5% 2/1/2038	355,000	360,342
Pulaski County Public Facilities Board Series 2014, 5% 12/1/2042	320,000	320,289
TOTAL HEALTH CARE		2,840,347
Industrial Development - 0.2%
Arkansas Dev Fin Auth Indl Dev Rev (Big River Steel LLC Proj.) Series 2019, 4.5% 9/1/2049 (b)(h)	5,300,000	5,404,033
Arkansas Dev Fin Auth Indl Dev Rev Series 2020 A, 4.75% 9/1/2049 (b)(h)	2,005,000	2,047,771
Arkansas Dev Fin Auth Indl Dev Rev Series 2023 A, 6.875% 7/1/2048 (b)(h)	2,500,000	2,696,693
Arkansas St Dev Fin Auth Environmental Impt Rev Series 2022, 5.45% 9/1/2052 (h)	1,620,000	1,633,018
Arkansas St Dev Fin Auth Environmental Impt Rev Series 2023, 5.7% 5/1/2053 (h)	4,500,000	4,599,299
TOTAL INDUSTRIAL DEVELOPMENT		16,380,814
Other - 0.0%
Fort Smith Ark Sch Dist No 100 Series B, 2.75% 2/1/2043	2,200,000	1,756,725
West Memphis Ark Sch Dist No 4 2.75% 2/1/2037	1,185,000	1,111,036
West Memphis Ark Sch Dist No 4 2.75% 2/1/2038	1,220,000	1,124,332
TOTAL OTHER		3,992,093
Water & Sewer - 0.0%
Osceola AR Solid Waste Disp Rev 5.5% tender 4/1/2036 (g)(h)	2,000,000	2,009,559
TOTAL ARKANSAS		37,326,030
California - 5.7%
Education - 0.3%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2034	170,000	178,453
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) 5% 5/15/2039	75,000	77,651
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2035	120,000	125,597
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	170,000	176,512
CA Mun Fin Auth Student Hsg Rev (Chf-Davis II LLC Proj.) Series 2021, 3% 5/15/2051 (Build America Mutual Assurance Co Insured)	250,000	189,564
California Community College Financing Authority Student Housing Rev Series 2018, 5.25% 5/1/2048	1,000,000	1,012,365
California Mun Fin Auth Charter Sch Rev Series 2025 A, 4.375% 7/1/2035	940,000	962,094
California Mun Fin Auth Charter Sch Rev Series 2025 A, 5.5% 7/1/2065	1,500,000	1,422,771
California Mun Fin Auth Charter Sch Rev Series A, 5% 7/1/2046 (b)	670,000	648,567
California Mun Fin Auth Rev (California Baptist Univ Proj.) 5% 11/1/2046 (b)	250,000	248,429
California Mun Fin Auth Rev (California Baptist Univ Proj.) Series 2015A, 5.5% 11/1/2045 (b)	250,000	250,053
California Mun Fin Auth Sch Fac Rev 5.75% 5/1/2054 (b)	435,000	439,589
California Mun Fin Auth Sch Fac Rev 5.875% 5/1/2059 (b)	390,000	395,872
California Mun Fn Auth Rev (Samuel Merritt University Proj.) 5.25% 6/1/2053	2,075,000	2,174,899
California Mun Fn Auth Rev (William Jessup University Proj.) Series 2019, 5% 8/1/2039 (b)	455,000	342,690
California Pub Fin Auth Rev Series 2019 A, 6.25% 7/1/2054 (b)	250,000	258,459
California Pub Fin Auth Rev Series 2019B, 7.5% 7/1/2036 (b)	225,000	232,218
California Sch Fin Auth Sch Fac Rev Series 2020 A, 4% 7/1/2050 (b)	735,000	635,829
California Sch Fin Auth Sch Fac Rev Series A, 5% 7/1/2045 (b)	285,000	285,044
California School Finance Authority Series 2021 A, 4% 6/1/2061 (b)	250,000	166,060
California School Finance Authority Series 2021 A, 4% 8/1/2051 (b)	150,000	125,602
California School Finance Authority Series 2021 A, 4% 8/1/2061 (b)	240,000	193,115
California School Finance Authority Series 2021A, 4% 6/1/2051 (b)	250,000	201,723
California School Finance Authority Series 2022A, 5% 7/1/2042 (b)	2,125,000	2,158,446
California School Finance Authority Series 2022A, 5% 7/1/2042 (b)	500,000	505,950
California School Finance Authority Series 2022A, 5% 7/1/2052 (b)	1,045,000	982,790
California School Finance Authority Series 2022A, 5.125% 7/1/2062 (b)	1,000,000	928,864
California School Finance Authority Series 2023, 5.5% 8/1/2043 (b)	550,000	573,559
California School Finance Authority Series 2024 A, 5% 6/1/2054 (b)	1,475,000	1,340,033
California School Finance Authority Series 2024 A, 5% 6/1/2054 (b)	850,000	812,599
California St Univ Rev Series 2017A, 5% 11/1/2042	500,000	511,472
California St Univ Rev Series 2020C, 3% 11/1/2040	1,100,000	1,040,469
California St Univ Rev Series 2020C, 4% 11/1/2045	750,000	753,677
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 3.5% 11/1/2027 (b)	430,000	429,114
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2032 (b)	100,000	102,127
California Statewide Community Development Authority Rev (California Baptist Univ Proj.) 5% 11/1/2041 (b)	200,000	201,339
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2026	55,000	55,254
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2027	55,000	55,258
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2028	55,000	55,256
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2032	70,000	70,304
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2033	85,000	85,354
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2016, 5% 5/15/2040	1,205,000	1,207,999
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2037	1,000,000	1,019,320
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2047	1,180,000	1,185,393
University CA Revs 5% 5/15/2036	90,000	92,755
University CA Revs Series 2016AR, 5% 5/15/2041	1,500,000	1,503,486
University CA Revs Series 2016K, 5% 5/15/2035	1,445,000	1,450,907
University CA Revs Series 2018 O, 5.5% 5/15/2058	4,425,000	4,563,161
TOTAL EDUCATION		32,428,042
Electric Utilities - 0.5%
California Statewide Community Development Authority Poll Cont Rev (Southern California Edison Co Proj.) Series 2010 A, 1.75% 9/1/2029	300,000	285,961
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2030	325,000	361,049
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2031	740,000	828,244
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2051	5,225,000	5,375,309
Los Angeles CA Wtr & Pwr Rev 6.574% 7/1/2045	1,865,000	2,052,119
Los Angeles CA Wtr & Pwr Rev Series 2017A, 5% 7/1/2042	1,805,000	1,827,448
Los Angeles CA Wtr & Pwr Rev Series 2017B, 5% 7/1/2039	2,655,000	2,693,467
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2037	1,165,000	1,195,191
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2038	240,000	245,699
Los Angeles CA Wtr & Pwr Rev Series 2017C, 5% 7/1/2042	3,135,000	3,197,019
Los Angeles CA Wtr & Pwr Rev Series 2018 D, 5% 7/1/2034	1,395,000	1,467,057
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2028	1,870,000	1,985,720
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2032	1,000,000	1,069,816
Los Angeles CA Wtr & Pwr Rev Series 2019 C, 5% 7/1/2049	350,000	358,480
Los Angeles CA Wtr & Pwr Rev Series 2019 D, 5% 7/1/2029	25,000	27,177
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2030	1,730,000	1,857,542
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5% 7/1/2035	850,000	903,233
Los Angeles CA Wtr & Pwr Rev Series 2019A, 5.25% 7/1/2049	1,135,000	1,166,705
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	3,455,000	3,549,756
Los Angeles CA Wtr & Pwr Rev Series 2021 C, 5% 7/1/2040	255,000	276,524
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2033	1,745,000	1,997,867
Los Angeles CA Wtr & Pwr Rev Series 2022 B, 5% 7/1/2043	1,020,000	1,100,644
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	1,465,000	1,651,328
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2053	750,000	779,177
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2037	15,000	17,152
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2037	900,000	1,029,108
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2031	4,340,000	4,907,832
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2035	2,125,000	2,482,855
Los Angeles CA Wtr & Pwr Rev Series 2024A, 5% 7/1/2035	2,585,000	2,996,864
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured)	2,000,000	2,098,398
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,500,000	1,570,814
Middle Fork Project Finance Authority 5% 4/1/2026	130,000	130,216
Modesto CA Irr Dist Fing Au Rv CME Term SOFR 3 month Index + 0.58%, 3.296% 9/1/2027 (National Public Finance Guarantee Corporation Insured) (g)(j)	600,000	598,781
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2023 1, 5% 7/1/2034	1,505,000	1,743,885
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2023 1, 5% 7/1/2035	720,000	828,094
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2024 1, 5% 7/1/2038	1,675,000	1,913,613
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2024 1, 5% 7/1/2039	645,000	730,659
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern CA Pub Pwr Auth Proj.) Series 2024 1, 5% 7/1/2040	1,900,000	2,139,234
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (g)	1,000,000	1,063,031
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2023 1A, 5% 7/1/2048	2,970,000	3,130,250
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5% 7/1/2036	890,000	1,034,154
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5% 7/1/2053	1,525,000	1,591,067
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5.25% 7/1/2049	4,000,000	4,289,276
TOTAL ELECTRIC UTILITIES		70,547,815
Escrowed/Pre-Refunded - 0.0%
California Health Facilities Financing Authority Series 2020 A, 4% 4/1/2049 (Pre-refunded to 4/1/2030 at 100)	25,000	27,033
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2033 (Escrowed to Maturity)	2,380,000	2,873,730
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2035 (Pre-refunded to 10/1/2033 at 100)	1,015,000	1,225,561
Oceanside Calif Uni Sch Dist 0% 8/1/2027 (Escrowed to Maturity) (c)	35,000	33,844
Oceanside Calif Uni Sch Dist 0% 8/1/2029 (Escrowed to Maturity) (c)	35,000	32,242
Oceanside Calif Uni Sch Dist 0% 8/1/2030 (Escrowed to Maturity) (c)	35,000	31,439
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2027 (Escrowed to Maturity) (c)	40,000	38,679
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2027 (Escrowed to Maturity) (c)	15,000	14,505
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2029 (Escrowed to Maturity) (c)	55,000	50,666
Oceanside Calif Uni Sch Dist Series A, 0% 8/1/2030 (Escrowed to Maturity) (c)	45,000	40,421
TOTAL ESCROWED/PRE-REFUNDED		4,368,120
General Obligations - 2.1%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (c)	475,000	447,911
Allan-Hancock Joint Ccd Gen. Oblig. Series 2012 C, 0% 8/1/2044 (i)	1,500,000	1,209,817
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series B, 3% 8/1/2050	1,200,000	925,732
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (g)	12,405,000	13,108,510
California Community Choice Financing Authority 5% tender 12/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	1,000,000	1,063,978
California Community Choice Financing Authority 5% tender 2/1/2055 (Morgan Stanley Guaranteed) (g)	9,400,000	10,281,801
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (g)	1,145,000	1,266,792
California Community Choice Financing Authority 5% tender 7/1/2053 (Morgan Stanley Guaranteed) (g)	11,990,000	12,750,236
California Community Choice Financing Authority 5.25% tender 11/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (g)	500,000	539,215
California Community Choice Financing Authority Series 2021 A, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (g)	2,040,000	2,079,228
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (g)	3,440,000	3,573,690
California Community Choice Financing Authority Series 2022A 1, 4% tender 5/1/2053 (Morgan Stanley Guaranteed) (g)	2,390,000	2,446,716
California Community Choice Financing Authority Series 2023 D, 5.5% tender 5/1/2054 (American General Life Insurance Co Guaranteed) (g)	2,500,000	2,663,416
California Community Choice Financing Authority Series 2023 E 1, 5% tender 2/1/2054 (Morgan Stanley Guaranteed) (g)	5,165,000	5,585,940
California Community Choice Financing Authority Series 2023 F, 5.5% tender 10/1/2054 (National Bank of Canada Guaranteed) (g)	5,850,000	6,429,008
California Community Choice Financing Authority Series 2023C, 5.25% tender 1/1/2054 (Barlatier SA Guaranteed) (g)	18,875,000	20,284,645
California Community Choice Financing Authority Series 2023E 2, U.S. SOFR Index + 1.67%, 4.129% tender 2/1/2054 (g)(j)	2,500,000	2,537,652
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (g)	2,500,000	2,725,526
California Community Choice Financing Authority Series 2024 H, 5% tender 1/1/2056 (New York Life Insurance Co Guaranteed) (g)	5,525,000	6,163,391
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (g)	3,500,000	3,786,512
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (g)	4,875,000	5,138,263
California Community Choice Financing Authority Series 2025 F, 5% 11/1/2033 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	2,000,000	2,213,290
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (g)	4,680,000	5,013,681
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (g)	6,605,000	7,336,573
California Community Choice Financing Authority Series 2025C, 5% 10/1/2033 (American General Life Insurance Co Guaranteed)	4,000,000	4,353,874
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (g)	3,895,000	4,225,802
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (g)	11,970,000	12,752,735
California Community Choice Financing Authority Series 2025G, 5% 12/1/2035	11,600,000	13,063,507
California Community Choice Financing Authority Series 2026A 2, U.S. SOFR Index + 1.45%, 3.909% tender 4/1/2056 (Morgan Stanley Guaranteed) (g)(j)	2,500,000	2,499,928
California Community Choice Financing Authority Series 2026B, 5% 3/1/2036	4,370,000	4,762,202
California Community Choice Financing Authority U.S. SOFR Index + 1.95%, 4.409% tender 12/1/2053 (g)(j)	3,250,000	3,303,460
California Mun Fin Auth Lease Rev (Orange County CA Proj.) Series 2018A, 5% 6/1/2048	1,685,000	1,732,996
California St Pub Wks Brd Lse 5% 8/1/2031	450,000	518,838
California St Pub Wks Brd Lse 5% 8/1/2032	130,000	149,488
California St Pub Wks Brd Lse 5% 8/1/2034	840,000	959,171
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2019 B, 4% 9/2/2029	135,000	138,869
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2019 B, 5% 9/2/2044	1,000,000	1,028,916
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2019 B, 5% 9/2/2049	70,000	71,112
Carlsbad CA Unified School Dis Series A, 3% 8/1/2042	725,000	652,175
Carlsbad CA Unified School Dis Series B, 3% 8/1/2046	250,000	205,208
Center Joint CA Unified Sch Dist Series 2021 B, 3% 8/1/2051 (Build America Mutual Assurance Co Insured)	1,740,000	1,311,865
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (g)	1,550,000	1,720,273
Chino Valley CA Uni Sch Dist Series 2020 B, 3.375% 8/1/2050 (Assured Guaranty Inc Insured)	10,690,000	8,970,707
City of Fresno Unified School Series B, 3% 8/1/2043	1,470,000	1,245,306
College of The Sequoias Tulare Area Impt Dist No 3 Calif Gen. Oblig. Series E, 3% 8/1/2051	455,000	347,050
Corona-Norco Calif Uni Sch Dis Series C, 3% 8/1/2044	750,000	645,440
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (c)	225,000	195,922
Indio CA Pub Fing Auth Lease Rev Series 2022A, 4.5% 11/1/2052 (Build America Mutual Assurance Co Insured)	1,115,000	1,131,101
Inglewood CA Uni Sch Dist 5.5% 8/1/2040	1,750,000	2,123,389
Inglewood CA Uni Sch Dist 5.5% 8/1/2044	1,500,000	1,734,941
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Inc Insured) (c)	600,000	561,280
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Inc Insured) (c)	605,000	536,937
Lodi Calif Uni Sch Dist Series 2021, 3% 8/1/2046	2,700,000	2,204,961
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2029 (Merrill Lynch & Co Inc Guaranteed)	600,000	651,096
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	900,000	1,097,169
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	20,000	20,221
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2032	720,000	850,219
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2033	1,620,000	1,944,730
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2035	690,000	821,173
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	925,000	983,676
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	305,000	324,392
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	3,135,000	3,923,064
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	1,750,000	2,189,908
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	310,000	387,927
M-S-R Energy Auth Calif Gas Rev 7% 11/1/2034 (Citigroup Inc Guaranteed)	6,980,000	8,667,193
M-S-R Energy Auth Calif Gas Rev 7% 11/1/2034 (Citigroup Inc Guaranteed)	1,810,000	2,247,510
M-S-R Energy Auth Calif Gas Rev 7% 11/1/2034 (Citigroup Inc Guaranteed)	1,205,000	1,496,270
Modesto CA Elementary School Dist Stanislaus Cnty Series B, 3% 8/1/2046	380,000	310,328
Modesto CA Elementary School Dist Stanislaus Cnty Series B, 3% 8/1/2050	235,000	181,289
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (c)	550,000	506,539
Montebello Calif Pub Fing Auth Rev (City of Montebello CA Proj.) 5% 6/1/2041	1,385,000	1,390,541
Moreno Valley CA Uni Sch Dist Series C, 3% 8/1/2046 (Build America Mutual Assurance Co Insured)	250,000	205,208
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	105,000	111,879
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	735,000	806,897
Mt Diablo CA Unified Sch Dist 4% 8/1/2033	85,000	92,680
Northern CA Gas Auth No 1 Gas Proj Rev CME Term SOFR 3 month Index + 0.72%, 3.348% 7/1/2027 (g)(j)	795,000	796,962
Novato CA Uni Sch Dist Series 2019B, 3% 8/1/2041	840,000	785,025
Oakland CA Uni Sch Dist Alameda Cnty Series 2023A, 5.25% 8/1/2048 (Assured Guaranty Inc Insured)	2,535,000	2,722,770
Ocean View School District/Orange County CA Series C, 3% 8/1/2047 (Assured Guaranty Inc Insured)	750,000	604,615
Oceanside Calif Uni Sch Dist 0% 8/1/2029 (Assured Guaranty Inc Insured) (c)	655,000	603,649
Pomona CA Uni Sch Dist Series F, 3% 8/1/2048	205,000	162,377
Poway CA Unified Sch Dist 0% 8/1/2032 (c)	790,000	669,534
Poway CA Unified Sch Dist 0% 8/1/2033 (c)	245,000	201,216
Poway CA Unified Sch Dist 0% 8/1/2037 (c)	1,395,000	977,247
Poway CA Unified Sch Dist 0% 8/1/2038 (c)	3,365,000	2,256,304
Poway CA Unified Sch Dist 0% 8/1/2039 (c)	3,300,000	2,116,639
Poway CA Unified Sch Dist 0% 8/1/2041 (c)	750,000	433,800
Poway CA Unified Sch Dist 0% 8/1/2046 (c)	140,000	57,980
Richmond CA Jt Pwrs Fing Au Rv (Richmond CA Proj.) Series 2019, 5% 11/1/2036 (Assured Guaranty Inc Insured)	580,000	627,625
Roseville CA Nat Gas Fing Auth Gas Rev 5% 2/15/2027	965,000	987,065
Sacramento CA City Uni Sch Dis 5.5% 8/1/2052 (Build America Mutual Assurance Co Insured)	2,675,000	2,825,724
Sacramento CA City Uni Sch Dis Series 2025C, 5.5% 8/1/2054 (Assured Guaranty Inc Insured)	2,000,000	2,204,184
San Bernardino CA City Usd Ctfs Partn (San Bernadino Cty Un Sch Dist Proj.) Series 2019, 5% 10/1/2038 (Assured Guaranty Inc Insured)	420,000	444,351
San Diego CA Comm Coll Dist 0% 8/1/2035 (c)	170,000	130,981
San Diego CA Uni Sch Dist 0% 7/1/2034 (c)	515,000	413,084
San Diego CA Uni Sch Dist 0% 7/1/2037 (c)	285,000	201,723
San Diego CA Uni Sch Dist 0% 7/1/2041 (i)	1,350,000	1,488,681
San Diego CA Uni Sch Dist 0% 7/1/2047 (i)	1,200,000	995,826
San Diego CA Uni Sch Dist Series I, 5% 7/1/2041	250,000	257,391
San Joaquin Valley Clean Energy Authority 5.5% tender 1/1/2056 (Goldman Sachs Group Inc/The Guaranteed) (g)	2,550,000	2,904,362
San Marcos Unified School District 0% 8/1/2047 (c)	1,530,000	595,245
San Mateo CA Unified Sch Dist 0% 9/1/2041 (i)	1,750,000	1,960,439
San Mateo Cnty Calif Jt Pwrs Fing Auth Lease Rev (San Mateo CO CA Proj.) Series 2018 A, 5% 7/15/2043	1,270,000	1,322,138
Sanger Calif Uni Sch Dist Ctfs Partn 5% 6/1/2052 (Assured Guaranty Inc Insured)	65,000	65,023
Santa Ana Calif Uni Sch Dist 0% 8/1/2047 (Assured Guaranty Inc Insured) (c)	600,000	214,164
Santa Monica-Malibu Uni Sch Dist CA Series B, 3% 8/1/2044	750,000	644,382
Southwestern Cmnty College Dist CA Gen. Oblig. Series 2021 D, 3% 8/1/2041	1,740,000	1,613,766
State of California 7.6% 11/1/2040	1,490,000	1,861,810
State of California Gen. Oblig. 4% 11/1/2037	1,375,000	1,448,898
State of California Gen. Oblig. 5% 10/1/2045	2,250,000	2,458,496
State of California Gen. Oblig. 5% 11/1/2042	3,155,000	3,514,660
State of California Gen. Oblig. 5% 3/1/2037	3,685,000	4,419,943
State of California Gen. Oblig. 5% 8/1/2031	2,135,000	2,460,416
State of California Gen. Oblig. 5% 9/1/2032	340,000	390,632
State of California Gen. Oblig. 5.25% 10/1/2050	2,850,000	3,080,710
State of California Gen. Oblig. 5.25% 12/1/2033	20,000	20,047
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	270,000	274,024
State of California Gen. Oblig. Series 2017, 4% 8/1/2036	2,500,000	2,509,631
State of California Gen. Oblig. Series 2022, 5% 4/1/2035	155,000	178,828
State of California Gen. Oblig. Series CU, 5.5% 12/1/2052	1,245,000	1,321,193
Stockton CA Unified School Dis Series 2011D, 0% 8/1/2042 (Assured Guaranty Inc Insured) (c)	300,000	163,152
Sunnyvale CA Sch Dist Series 2019 C, 3% 9/1/2044	1,250,000	1,084,181
Twin Rivers Uni Sch Dist Calif 0% 8/1/2032 (Assured Guaranty Inc Insured) (c)	750,000	632,537
Val Verde CA Uni Sch Dist Series 2021 F, 3% 8/1/2047 (Assured Guaranty Inc Insured)	1,570,000	1,276,484
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	545,000	548,505
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2023 B, 5.25% 8/1/2048	1,000,000	1,092,993
Yosemite CA Cmnty College Dist Gen. Oblig. Series 2010D, 0% 8/1/2042 (i)	2,500,000	2,384,156
TOTAL GENERAL OBLIGATIONS		285,334,453
Health Care - 0.3%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2028	250,000	251,343
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2033	480,000	481,947
California Health Facilities Financing Authority (Childrens Hospital CA Proj.) Series 2021A, 2.125% 11/1/2041	2,250,000	1,720,730
California Health Facilities Financing Authority (City of Hope Natl Med Ctr, CA Proj.) Series 2019, 5% 11/15/2049	1,805,000	1,811,311
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2045	250,000	240,236
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2049	1,240,000	1,150,610
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 5% 11/1/2047	1,320,000	1,485,364
California Health Facilities Financing Authority (Lucile Salter Packrd Chil Hosp Proj.) Series 2017A, 5% 11/15/2056	360,000	363,343
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 4% 11/15/2041	1,000,000	1,001,162
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5.25% 11/1/2052 (Assured Guaranty Inc Insured)	1,610,000	1,641,285
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2036	355,000	357,628
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) 5.25% 11/1/2041	330,000	331,392
California Mun Fin Auth Rev (Northbay Healthcare Group Proj.) Series 2017 A, 5.25% 11/1/2047	760,000	760,189
California Mun Fin Auth Rev Series 2017A, 5% 2/1/2042	370,000	373,332
California Mun Fn Auth Rev 5.69% 9/1/2035	1,724,000	1,818,734
California Mun Fn Auth Rev Series 2025A, 5.75% 12/1/2055	1,000,000	1,057,046
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2017, 5% 10/15/2037	105,000	105,651
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2017, 5% 10/15/2047	105,000	105,070
California Pub Fin Auth Rev (Henry Mayo Newhall Mem Hosp,Ca Proj.) Series 2021A, 4% 10/15/2026	85,000	85,529
California Public Finance Authority (Enso Village Proj.) 5% 11/15/2036 (b)	290,000	298,929
California Public Finance Authority (Enso Village Proj.) 5% 11/15/2046 (b)	105,000	99,633
California Public Finance Authority (Enso Village Proj.) 5% 11/15/2056 (b)	550,000	491,958
California Statewide Communities Development Authority (Methodist Hosp of Southn Ca,Ca Proj.) Series 2018, 5% 1/1/2048	350,000	355,619
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2034	210,000	218,419
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 5% 3/1/2035	315,000	325,950
California Statewide Community Development Authority Rev (Enloe Health System Proj.) 5.25% 8/15/2052 (Assured Guaranty Inc Insured)	1,265,000	1,295,997
California Statewide Community Development Authority Rev (Enloe Health System Proj.) 5.375% 8/15/2057 (Assured Guaranty Inc Insured)	690,000	710,059
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2021 A, 2.5% 4/1/2051	1,500,000	963,533
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2014A, 5.25% 12/1/2044	560,000	560,743
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2014A, 5.5% 12/1/2054	2,920,000	2,924,047
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2016 A, 5% 12/1/2027 (b)	420,000	422,237
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2016 A, 5% 12/1/2046 (b)	1,415,000	1,416,057
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2016 A, 5.25% 12/1/2056 (b)	6,305,000	6,308,227
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2018 A, 5.25% 12/1/2048 (b)	250,000	252,508
California Statewide Community Development Authority Rev (Loma Linda Univ Med Center, CA Proj.) Series 2018 A, 5.5% 12/1/2058 (b)	4,875,000	4,962,645
City of Oroville CA (Oroville Calif Hosp Rev Proj.) Series 2019, 5.25% 4/1/2054	385,000	265,650
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 3.5% 5/15/2054	1,950,000	1,626,732
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	30,000	30,602
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	60,000	61,184
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	50,000	50,750
West Contra Costa Healthcare District Series 2021, 3% 7/1/2042	300,000	266,639
TOTAL HEALTH CARE		39,050,020
Housing - 0.4%
CA Mun Fin Auth Student Hsg Rev Series 2018, 5% 5/15/2051	460,000	465,233
California Community Housing Agency Series 2019 A, 5% 8/1/2049 (b)	3,180,000	2,987,966
California Community Housing Agency Series 2020 A, 5% 2/1/2050 (b)(e)	1,150,000	879,750
California Community Housing Agency Series 2021 A 1, 3% 2/1/2057 (b)	500,000	346,990
California Community Housing Agency Series 2021 A, 4% 2/1/2056 (b)	7,850,000	6,266,827
California Community Housing Agency Series 2021 A, 4% 2/1/2056 (b)	5,400,000	3,541,576
California Community Housing Agency Series 2021 A1, 4% 2/1/2056 (b)	250,000	214,500
California Community Housing Agency Series 2021 A2, 4% 8/1/2050 (b)	2,625,000	2,108,008
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-1 CA Proj.) Series 1 Class A, 4.25% 1/15/2035	619,646	653,145
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	1,044,638	1,068,699
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	10,421,905	11,075,972
California Hsg Fin Agy Mun Ctfs Series 1 Class X, 0.798% 11/20/2035 (g)	14,029,957	567,596
California Hsg Fin Agy Mun Ctfs Series 3 Class X, 0.792% 8/20/2036 (g)	5,012,662	217,151
California Mun Fin Auth Multifamily Hsg Rev Series 2021 A, 4% 11/1/2036 (b)	410,000	403,786
California Mun Fin Auth Mun Ctfs Series 1 Class A1, 3.5372% 2/20/2041 (g)	2,479,556	2,400,581
California Mun Fin Auth Mun Ctfs Series 2 Class A1, 4.326% 11/20/2040 (g)	1,496,063	1,518,952
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5% 7/1/2029 (b)	130,000	133,306
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5.25% 7/1/2039 (b)	100,000	102,921
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5.25% 7/1/2049 (b)	380,000	381,506
California Statewide Cmntys Dev Auth College Hsg Rev Series 2019, 5.25% 7/1/2052 (b)	165,000	165,061
CMFA Spl Fin Agy Essential Hsg Rev Series 2021 A 1, 3% 12/1/2056 (b)	450,000	302,431
CMFA Spl Fin Agy Essential Hsg Rev Series 2021 A 1, 4% 8/1/2056 (b)	655,000	574,330
CMFA Spl Fin Agy VII Essential Hsg Rev Series 2021 A 2, 4% 8/1/2047 (b)	1,770,000	1,666,126
CMFA Spl Fin Agy XII Essential Hsg Rev Series 2022 A 1, 3.25% 2/1/2057 (b)	1,040,000	761,403
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 1, 3% 7/1/2045 (b)	2,000,000	1,633,896
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 3% 12/1/2056 (b)	200,000	141,398
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 3.125% 7/1/2056 (b)	1,715,000	1,141,399
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 3.25% 5/1/2057 (b)	250,000	181,851
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 4% 10/1/2056 (b)	1,875,000	1,559,413
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A 2, 4% 6/1/2058 (b)	250,000	196,754
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A, 4% 8/1/2056 (b)	400,000	366,944
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 A2, 4% 7/1/2056 (b)	2,319,888	1,808,717
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021 B, 4% 2/1/2057 (b)	600,000	464,621
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021A 1, 2.65% 12/1/2046 (b)	1,845,000	1,584,411
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021A 2, 4% 9/1/2056 (b)	3,150,000	2,303,834
Cscda Cmnty Impt Auth Calif Essential Hsg Rev Series 2021B, 4% 3/1/2057 (b)	1,915,000	1,443,596
Hastings Campus Hsg Fin Auth Calif Campus Hsg Rev Series 2020 A, 5% 7/1/2045 (b)	1,800,000	1,782,586
Hastings Campus Hsg Fin Auth Calif Campus Hsg Rev Series 2020 A, 5% 7/1/2061 (b)	3,730,000	3,450,180
Hastings Campus Hsg Fin Auth Calif Campus Hsg Rev Series 2020 B, 0% 7/1/2061 (b)(i)	2,605,000	1,335,100
TOTAL HOUSING		58,198,516
Lease Revenue - 0.0%
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021C 1, 4% 9/2/2051	105,000	89,726
Other - 0.2%
CA Mun Fin Auth Student Hsg Rev Series 2018, 5% 5/15/2048	750,000	760,704
California Community Choice Financing Authority Series 2024F, 5% tender 2/1/2055 (g)	2,575,000	2,826,662
California Health Facilities Financing Authority Series 2024 B, 5% 11/15/2043	1,150,000	1,215,118
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (g)	2,335,000	2,229,931
California Mun Fn Auth Rev Series 2025A, 5% 11/1/2035 (b)	250,000	269,707
California Mun Fn Auth Rev Series 2025A, 5.625% 11/1/2054 (b)	500,000	512,977
California Municipal Finance Authority Series 2025A, 5.5% 1/1/2060 (b)	700,000	704,212
California Public Finance Authority 6.75% 7/1/2065 (b)	4,360,000	4,699,074
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev 5.25% 9/2/2043	1,300,000	1,354,193
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021 B, 4% 9/2/2041	640,000	631,147
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021 B, 4% 9/2/2051	755,000	654,967
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2041	230,000	225,527
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2051	140,000	121,451
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021C 1, 4% 9/2/2041	450,000	425,968
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2022 A 1, 5% 9/2/2052	1,525,000	1,538,766
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2022B, 5% 9/2/2052	500,000	504,514
California Stwide Cmnty Mf Rev 3.95% tender 4/1/2060 (b)(g)	2,500,000	2,189,865
CMFA Spl Fin Agy Essential Hsg Rev Series 2021 A 2, 4% 8/1/2045 (b)	835,000	764,094
CMFA Spl Fin Agy XII Essential Hsg Rev 4.375% 8/1/2049 (b)	455,000	392,895
Golden State Connect Authority 6.5% 12/1/2060 (b)	750,000	757,820
Los Angeles Hsg-A Series 2024A, 4.5% 7/1/2046	1,775,000	1,777,500
San Francisco CA Cmnty College Dist Gen. Oblig. Series B, 5% 6/15/2026 (Build America Mutual Assurance Co Insured)	1,220,000	1,230,922
Santa Cruz CA City High Sch Dist Series C, 2% 8/1/2036	720,000	633,465
TOTAL OTHER		26,421,479
Resource Recovery - 0.0%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024A, 3.875% tender 3/1/2054 (g)(h)	4,860,000	4,891,401
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A, 2.4% tender 10/1/2044 (g)(h)	910,000	894,787
TOTAL RESOURCE RECOVERY		5,786,188
Special Tax - 0.2%
California Mun Fin Auth Spl Tax Rev Series 2021, 4% 9/1/2051	1,000,000	855,632
California Mun Fin Auth Spl Tax Rev Series 2024, 5% 9/1/2044	910,000	944,163
California Mun Fin Auth Spl Tax Rev Series 2024, 5% 9/1/2049	785,000	803,424
California Mun Fin Auth Spl Tax Rev Series 2024, 5% 9/1/2054	750,000	757,377
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2028	35,000	35,538
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2029	40,000	40,842
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2030	45,000	46,197
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021A, 4% 9/2/2031	35,000	36,088
California Statewide Cmntys Dev Auth Statewide Cmnty Infrastructure Program Rev Series 2021C 1, 4% 9/2/2031	85,000	85,885
Inland Valley Development Agency Series 2014A, 5.25% 9/1/2037	1,215,000	1,225,985
Irvine Calif Impt Bd Act 1915 Series 2012, 4% 9/2/2027	45,000	45,359
Irvine Calif Impt Bd Act 1915 Series 2012, 4% 9/2/2028	60,000	60,471
Irvine Calif Uni Sch Dist Spl Series 2017 D, 5% 3/1/2057	770,000	772,555
Ladera Ranch CFD Series 2022, 5% 8/15/2047	2,500,000	2,561,829
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2038	1,445,000	1,526,445
Peninsula Corridor Joint Powers Brd Measure RR Sales Tax Rev Series 2022 A, 5% 6/1/2047	750,000	792,340
River Islands Pub Fing Auth CA Spl Tax 5.25% 9/1/2052 (Assured Guaranty Inc Insured)	425,000	450,790
River Islands Pub Fing Auth CA Spl Tax Series 2022A 1, 5.25% 9/1/2052 (Assured Guaranty Inc Insured)	1,840,000	1,951,657
River Islands Pub Fing Auth CA Spl Tax Series 2023, 5.5% 9/1/2048	1,250,000	1,297,908
Riverside Cnty CA Transn Commn Series 2016A, 2% 6/1/2029	430,000	419,673
Riverside Cnty CA Transn Commn Series 2017B, 5% 6/1/2038	1,710,000	1,786,882
Sacramento CA Area Fld Ctl Agy Series 2016A, 5% 10/1/2036	500,000	507,473
Sacramento CA Spl Tax 5.25% 9/1/2042 (b)	1,065,000	1,107,303
Sacramento CA Spl Tax 5.25% 9/1/2047 (b)	1,060,000	1,073,201
Sacramento CA Spl Tax Series 2021, 4% 9/1/2041	295,000	295,221
Sacramento CA Spl Tax Series 2021, 4% 9/1/2046	805,000	738,447
San Diego Cnty CA Regl Trnst Comm Sales Tax Rev Series 2016A, 5% 4/1/2048	2,820,000	2,827,094
San Francisco CA City & Cnty Redev Agcy Tax Allocation (Mission Bay South Rda Proj.) Series 2014A, 5% 8/1/2043	70,000	70,061
San Francisco Calif City & Cnty Spl Tax Dist No 2020-1 Series 2023 B, 5.75% 9/1/2053 (b)	510,000	536,315
West Sacramento CA Fin Spl Tax Series A, 5% 9/1/2034 (Assured Guaranty Inc Insured)	280,000	320,696
TOTAL SPECIAL TAX		23,972,851
Tobacco Bonds - 0.1%
California Stwde Fing Auth Tobacco Settlement Rev Series 2002 A, 6% 5/1/2043	210,000	214,435
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2051	700,000	696,060
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 1, 3.85% 6/1/2050	3,290,000	3,057,602
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (c)	102,090,000	10,884,377
Inland Empire Tobacco Securitization Auth CA Tobacco Settlement Rev 0% 6/1/2036 (c)	2,000,000	1,006,923
Inland Empire Tobacco Securitization Auth CA Tobacco Settlement Rev 0% 6/1/2057 (b)(c)	17,305,000	1,112,196
Inland Empire Tobacco Securitization Auth CA Tobacco Settlement Rev 0% 6/1/2057 (c)	9,000,000	715,862
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2027	55,000	56,653
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2028	85,000	89,548
Tobacco Securitization South CA Tobacco Settlement Rev 5% 6/1/2029	55,000	59,094
Tobacco Securitization South CA Tobacco Settlement Rev Series 2019 A CLASS 1, 5% 6/1/2048	770,000	778,866
Tobacco Securitization South CA Tobacco Settlement Rev Series 2019 B 2 CL 2, 0% 6/1/2054 (c)	500,000	94,391
TOTAL TOBACCO BONDS		18,766,007
Transportation - 1.3%
Alameda Corridor CA Tran Auth Rev 0% 10/1/2036 (National Public Finance Guarantee Corporation Insured) (c)	4,000,000	2,866,467
Alameda Corridor CA Tran Auth Rev 5% 10/1/2034	1,625,000	1,645,593
Alameda Corridor CA Tran Auth Rev 5% 10/1/2037	540,000	545,769
Alameda Corridor CA Tran Auth Rev Series 2022 A, 0% 10/1/2048 (i)	2,000,000	1,216,425
Alameda Corridor CA Tran Auth Rev Series 2022 C, 0% 10/1/2052 (Assured Guaranty Inc Insured) (i)	3,180,000	1,886,944
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (c)	1,445,000	414,965
Bay Area Toll Auth CA Bridge Rev Series 2001A, 3.13% tender 4/1/2036 (g)	6,505,000	6,515,052
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 4.125% 7/1/2041 (Assured Guaranty Inc Insured) (h)	1,000,000	1,022,502
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2032 (h)	1,000,000	1,137,817
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2034 (h)	750,000	873,168
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2035 (h)	705,000	811,752
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 4% 12/31/2047 (h)	3,900,000	3,505,587
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2036 (h)	1,260,000	1,301,008
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2043 (h)	6,840,000	6,953,265
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2047 (h)	2,335,000	2,347,116
California Municipal Finance Authority (United Airlines Holdings Inc Proj.) Series 2019, 4% 7/15/2029 (h)	540,000	550,521
Foothill/Estrn Transn CA Toll 4% 1/15/2043	250,000	253,505
Foothill/Estrn Transn CA Toll Series 2013 B 2, 3.5% 1/15/2053 (g)	450,000	383,739
Foothill/Estrn Transn CA Toll Series 2021 A, 4% 1/15/2046	2,941,000	2,883,900
Foothill/Estrn Transn CA Toll Series 2021 A, 4% 1/15/2046	1,414,000	1,405,493
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured) (h)	1,000,000	1,138,617
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2033 (Assured Guaranty Inc Insured)	30,000	35,251
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2034 (Assured Guaranty Inc Insured)	25,000	29,223
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2035 (Assured Guaranty Inc Insured)	20,000	23,255
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2036 (Assured Guaranty Inc Insured)	20,000	23,105
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2037 (Assured Guaranty Inc Insured)	30,000	34,336
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2038 (Assured Guaranty Inc Insured)	20,000	22,721
Long Beach Calif Arpt Rev Series 2022 B, 5% 6/1/2039 (Assured Guaranty Inc Insured)	35,000	39,563
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2033 (Assured Guaranty Inc Insured)	30,000	35,251
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2034 (Assured Guaranty Inc Insured)	25,000	29,223
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2035 (Assured Guaranty Inc Insured)	20,000	23,255
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2036 (Assured Guaranty Inc Insured)	50,000	57,762
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2037 (Assured Guaranty Inc Insured)	45,000	51,503
Long Beach Calif Arpt Rev Series 2022A, 5% 6/1/2039 (Assured Guaranty Inc Insured)	30,000	33,911
Los Angeles CA Dept Arpts Rev 4% 5/15/2041 (h)	1,000,000	1,012,520
Los Angeles CA Dept Arpts Rev 5% 5/15/2041 (h)	2,600,000	2,607,385
Los Angeles CA Dept Arpts Rev 5% 5/15/2043 (h)	2,150,000	2,225,501
Los Angeles CA Dept Arpts Rev 5.25% 5/15/2043 (h)	1,500,000	1,677,043
Los Angeles CA Dept Arpts Rev 5.5% 5/15/2055 (h)	1,250,000	1,343,198
Los Angeles CA Dept Arpts Rev Series 2018 A, 5% 5/15/2044 (h)	3,555,000	3,630,360
Los Angeles CA Dept Arpts Rev Series 2018 A, 5.25% 5/15/2038 (h)	375,000	391,458
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2044 (h)	1,565,000	1,590,876
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2038 (h)	725,000	759,090
Los Angeles CA Dept Arpts Rev Series 2019 F, 4% 5/15/2049 (h)	850,000	782,026
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (h)	385,000	412,148
Los Angeles CA Dept Arpts Rev Series 2020C, 4% 5/15/2050 (h)	750,000	683,788
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2037 (h)	770,000	828,377
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2036 (h)	365,000	401,555
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2037 (h)	270,000	294,969
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2038 (h)	595,000	646,548
Los Angeles CA Dept Arpts Rev Series 2021 A, 5% 5/15/2039 (h)	885,000	957,121
Los Angeles CA Dept Arpts Rev Series 2022 G, 4% 5/15/2047 (h)	2,000,000	1,880,116
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2047 (h)	500,000	518,557
Los Angeles CA Dept Arpts Rev Series 2022 G, 5.5% 5/15/2036 (h)	400,000	454,492
Los Angeles CA Dept Arpts Rev Series 2022 G, 5.5% 5/15/2040 (h)	300,000	333,745
Los Angeles CA Dept Arpts Rev Series 2022 H, 5.5% 5/15/2047 (h)	2,925,000	3,111,466
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2041 (h)	2,000,000	2,017,791
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2037	560,000	589,282
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2038	2,150,000	2,260,721
Riverside County Transportation Commission (91 Express Lanes Proj.) Series 2021 B1, 4% 6/1/2046	1,960,000	1,834,514
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2037 (h)	590,000	612,477
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2041 (Assured Guaranty Inc Insured) (h)	1,055,000	1,192,167
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2044 (Assured Guaranty Inc Insured) (h)	1,965,000	2,147,805
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 4% 7/1/2046 (h)	405,000	381,555
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 4% 7/1/2056 (h)	805,000	717,600
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2046 (h)	505,000	520,808
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2051 (h)	505,000	512,914
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2053 (h)	1,400,000	1,433,203
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2037 (h)	1,500,000	1,767,959
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2038 (h)	670,000	781,125
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2043 (h)	2,200,000	2,453,510
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.5% 7/1/2055 (h)	2,075,000	2,231,454
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2035 (h)	860,000	907,197
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2047 (h)	360,000	364,723
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (h)	2,215,000	2,224,265
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (h)	2,245,000	2,307,424
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (h)	2,990,000	3,156,152
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (h)	2,005,000	2,166,125
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2048 (h)	1,085,000	1,097,357
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016B, 5% 5/1/2046 (h)	1,750,000	1,751,861
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2047 (h)	1,500,000	1,510,542
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5.25% 5/1/2042 (h)	2,000,000	2,037,571
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018 D, 5% 5/1/2043 (h)	2,100,000	2,154,726
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 1/1/2037 (h)	280,000	293,298
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2031 (h)	1,775,000	1,994,616
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2034 (h)	1,650,000	1,832,341
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2035 (h)	2,410,000	2,662,246
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5% 5/1/2033 (h)	1,750,000	2,026,730
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2042 (h)	2,110,000	2,371,958
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2043 (h)	1,570,000	1,750,231
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.75% 5/1/2048 (h)	5,050,000	5,494,043
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2040 (h)	2,500,000	2,836,107
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2041 (h)	3,500,000	3,945,645
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2042 (h)	1,500,000	1,675,550
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (h)	5,120,000	5,662,100
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (h)	500,000	547,057
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (h)	1,920,000	2,031,900
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (h)	13,080,000	15,330,517
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5.5% 5/1/2055 (h)	10,350,000	11,135,203
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2038 (h)	915,000	965,688
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2039 (h)	1,045,000	1,099,240
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2040 (h)	485,000	508,765
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2045 (h)	2,000,000	2,050,999
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2050 (h)	2,000,000	2,025,023
San Jose Calif Arpt Rev Series 2017A, 5% 3/1/2041 (h)	1,400,000	1,417,977
TOTAL TRANSPORTATION		177,429,965
Water & Sewer - 0.3%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 4% 10/1/2043	5,000,000	5,144,297
California Pollution Control Financing Authority Series 2019, 5% 11/21/2045 (b)	1,930,000	1,969,404
California Pollution Control Financing Authority Series 2019, 5% 7/1/2029 (b)	255,000	264,891
California Pollution Control Financing Authority Series 2019, 5% 7/1/2039 (b)	1,760,000	1,824,404
City of Los Angeles CA Wastewater System Revenue Series 2018A, 5% 6/1/2048	2,025,000	2,074,457
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 7/1/2043	1,000,000	1,079,062
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 6.603% 7/1/2050	7,250,000	8,114,227
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2043	1,100,000	1,199,009
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2041	3,000,000	3,397,395
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	3,000,000	3,380,350
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2043	3,000,000	3,332,294
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2025 C, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	1,500,000	1,654,918
Richmond Calif Wastewater Rev Series 2017A, 5.25% 8/1/2047	1,400,000	1,429,931
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2048	750,000	822,598
San Diego County Water Authority 5% 5/1/2047	1,780,000	1,897,884
Southern Calif Wtr Replenishment Dist Fing Auth Replenishment Assmt Rev Series 2018, 5% 8/1/2048	3,615,000	3,722,099
TOTAL WATER & SEWER		41,307,220
TOTAL CALIFORNIA		783,700,402
California,New Hampshire - 0.0%
Housing - 0.0%
National Fin Auth NH Hosp Rev Series 4 Class BCA, 3.923% 7/20/2040 (g)	625,000	594,224
Colorado - 1.8%
Education - 0.2%
Colorado Edl & Cultural Fac Auth Rev (University of Denver, CO Proj.) Series 2017 A, 5% 3/1/2047	1,180,000	1,191,066
Colorado Edl & Cultural Fac Auth Rev Series 2012, 5% 7/15/2037	115,000	115,168
Colorado Edl & Cultural Fac Auth Rev Series 2013, 5% 6/1/2029	190,000	190,282
Colorado Edl & Cultural Fac Auth Rev Series 2014, 5% 11/15/2031	395,000	396,936
Colorado Edl & Cultural Fac Auth Rev Series 2014, 5% 8/15/2030	85,000	85,121
Colorado Edl & Cultural Fac Auth Rev Series 2014, 5% 8/15/2034	105,000	105,289
Colorado Edl & Cultural Fac Auth Rev Series 2017 A, 5% 3/1/2043	890,000	903,096
Colorado Edl & Cultural Fac Auth Rev Series 2018 A, 4% 12/1/2048	730,000	654,199
Colorado Edl & Cultural Fac Auth Rev Series 2018, 5% 4/1/2038	65,000	66,688
Colorado Edl & Cultural Fac Auth Rev Series 2018, 5% 4/1/2048	75,000	75,245
Colorado Edl & Cultural Fac Auth Rev Series 2018, 5% 4/1/2053	80,000	80,003
Colorado Edl & Cultural Fac Auth Rev Series A, 5% 12/1/2038	215,000	215,173
Colorado Edl & Cultural Facs Auth Rev 4% 6/1/2052	300,000	259,801
Colorado Edl & Cultural Facs Auth Rev 4% 6/1/2056	300,000	256,162
Colorado Edl & Cultural Facs Auth Rev 5.25% 12/1/2052	1,825,000	1,888,337
Colorado Edl & Cultural Facs Auth Rev Series 2020 A, 5% 3/15/2040	370,000	384,347
Colorado Edl & Cultural Facs Auth Rev Series 2020 A, 5% 3/15/2050	765,000	768,293
Colorado Edl & Cultural Facs Auth Rev Series 2020 A, 5% 3/15/2055	1,130,000	1,132,330
Colorado Edl & Cultural Facs Auth Rev Series 2020, 4% 9/1/2050	100,000	86,720
Colorado Edl & Cultural Facs Auth Rev Series 2020, 4% 9/1/2055	185,000	156,559
Colorado Edl & Cultural Facs Auth Rev Series 2020, 5% 12/1/2040	755,000	781,311
Colorado Edl & Cultural Facs Auth Rev Series 2020, 5% 12/1/2050	3,870,000	3,853,015
Colorado Edl & Cultural Facs Auth Rev Series 2020, 5% 12/1/2055	305,000	300,679
Colorado Edl & Cultural Facs Auth Rev Series 2023A, 4.25% 7/1/2043	1,745,000	1,702,087
Colorado Edl & Cultural Facs Auth Rev Series 2023A, 4.5% 7/1/2058	1,470,000	1,338,526
Colorado Edl & Cultural Facs Auth Rev Series 2024 A, 5% 1/15/2044	570,000	602,436
Colorado Edl & Cultural Facs Auth Rev Series 2024 A, 5.75% 4/1/2059 (b)	550,000	547,242
Colorado Edl & Cultural Facs Auth Rev Series 2024 A, 5.8% 4/1/2054 (b)	600,000	602,058
Colorado Edl & Cultural Facs Auth Rev Series 2025A, 5.25% 12/1/2045	700,000	715,001
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (g)	675,000	672,076
TOTAL EDUCATION		20,125,246
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	635,000	655,414
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	500,000	510,243
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2046	2,500,000	2,482,113
Colorado Springs Colo Utils Series 2022B, 5.25% 11/15/2052	1,000,000	1,056,931
Colorado Springs Colo Utils Series 2024A, 5.25% 11/15/2054	500,000	534,536
Public Auth For CO Energy Nat Gas Pur Rev 6.25% 11/15/2028 (Merrill Lynch & Co Inc Guaranteed)	715,000	756,612
TOTAL ELECTRIC UTILITIES		5,995,849
General Obligations - 0.3%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2037	3,110,000	3,835,156
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2047	3,080,000	3,451,846
Adams Cnty Colo Sch Dist No Oo1 Series 2017, 5.25% 12/1/2040	1,000,000	1,015,280
Cherry Creek CO Sch Dist No 5 Series 2017 B, 2.3% 12/15/2028	1,000,000	993,395
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2022, 6% 12/15/2040	4,940,000	5,844,545
Colorado Science and Technology Park Metropolitan District No 1 Series 2024 A, 5% 12/1/2054 (Assured Guaranty Inc Insured)	920,000	931,427
Colorado Science and Technology Park Metropolitan District No 1 Series 2024 B, 4.5% 12/15/2044 (Assured Guaranty Inc Insured)	700,000	707,815
Colorado Science and Technology Park Metropolitan District No 1 Series 2024 B, 4.75% 12/15/2054 (Assured Guaranty Inc Insured)	1,315,000	1,318,330
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) 5% 3/15/2037	130,000	135,683
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2021 S, 4% 3/15/2046	3,295,000	3,205,612
Colorado St Bldg Excellent Schs Today Ctfs Partn Series 2017 J, 5.25% 3/15/2042	1,500,000	1,529,111
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2047	2,350,000	2,627,102
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	5,090,000	5,644,377
Legacy Community Authority Series 2025A, 6.75% 12/1/2055	500,000	510,405
Public Auth For CO Energy Nat Gas Pur Rev 6.5% 11/15/2038	2,785,000	3,446,416
Sterling Ranch Cmnty Auth Brd CO Spl Assmt Rev 5.625% 12/1/2043	549,000	571,224
TOTAL GENERAL OBLIGATIONS		35,767,724
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	7,855,000	7,211,804
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2038	2,550,000	2,592,782
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2043	1,000,000	990,653
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	1,770,000	1,883,608
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2050	1,690,000	1,536,471
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 B, 5% 11/15/2039	2,355,000	2,664,800
Colorado Health Facilities Authority (Advent Health Proj.) Series A, 5% 11/15/2041	1,475,000	1,479,866
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.25% 11/1/2052	2,680,000	2,788,040
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5.5% 11/1/2047	2,225,000	2,363,898
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	6,350,000	5,944,763
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	1,975,000	1,568,909
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	10,625,000	9,444,857
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	1,000,000	1,053,742
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2038	2,790,000	2,928,081
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	500,000	514,077
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (g)	50,000	50,053
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2024A, 5.25% 12/1/2054	1,000,000	1,038,506
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 4% 1/1/2036	250,000	257,434
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 4% 1/1/2037	1,975,000	2,020,441
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2026	95,000	96,663
Colorado Health Facilities Authority Series 2018 A 1, 5% 9/15/2048	1,195,000	1,189,650
Colorado Health Facilities Authority Series 2018 A 1, 5% 9/15/2053	500,000	485,977
Colorado Health Facilities Authority Series 2018 A, 5% 12/1/2048	100,000	100,069
Colorado Health Facilities Authority Series 2019 A 1, 4% 8/1/2044	1,350,000	1,305,810
Colorado Health Facilities Authority Series 2019 A 2, 3.25% 8/1/2049	400,000	318,031
Colorado Health Facilities Authority Series 2020, 4% 10/1/2035	160,000	162,778
Colorado Health Facilities Authority Series 2020, 4% 10/1/2037	95,000	95,603
Colorado Health Facilities Authority Series 2020, 4% 10/1/2038	70,000	70,139
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2031	50,000	51,918
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2032	60,000	62,147
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2033	60,000	61,916
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2034	65,000	66,873
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2035	65,000	66,604
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2036	70,000	71,298
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2041	115,000	113,411
Colorado Health Facilities Authority Series 2023 A, 4% 5/15/2048	180,000	157,792
Colorado Health Facs Auth Rev Series 2013, 8% (l)	1,340,000	850,526
Colorado Health Facs Auth Rev Series A, 5.75% 12/1/2035 (b)	215,000	167,194
Colorado Health Facs Auth Rev Series A, 6.125% 12/1/2045 (b)	950,000	686,642
Colorado Health Facs Auth Rev Series A, 6.25% 12/1/2050 (b)	790,000	554,435
Denver CO Hlth Hsp Ath Hlcr Rv Series 2019 A, 4% 12/1/2038	165,000	160,945
Denver CO Hlth Hsp Ath Hlcr Rv Series 2025A, 5.125% 12/1/2050	375,000	379,594
Denver CO Hlth Hsp Ath Hlcr Rv Series A, 5.25% 12/1/2045	255,000	255,120
Fruita Colo Healthcare Rev 5.5% 1/1/2048 (b)	350,000	340,033
University of Colorado Hospital Authority Series 2018 C, 1.9% 11/15/2039 VRDN (g)	5,800,000	5,800,000
TOTAL HEALTH CARE		62,003,953
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	170,000	172,512
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	415,000	422,272
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2021 B, 3% 5/1/2051	645,000	641,361
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2022 CL 1 B, 3.25% 5/1/2052	1,080,000	1,080,203
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2023 D, 5.75% 5/1/2053	3,665,000	3,902,027
Denver Colo City & Cnty Hsg Auth Multifamily Hsg Rev Series 2025A, 5% 12/1/2045	240,000	248,003
Gunnison County Housing Authority Series 2025, 5.125% 6/1/2055 (Build America Mutual Assurance Co Insured)	1,260,000	1,303,580
TOTAL HOUSING		7,769,958
Lease Revenue - 0.1%
Adams & Arapahoe Joint School District 28j Aurora Series 2025, 5.5% 12/1/2050 (Build America Mutual Assurance Co Insured)	1,840,000	1,993,024
Colorado Ctfs of Prtn Series 2022, 6% 12/15/2036	2,115,000	2,563,036
Colorado Ctfs of Prtn Series 2022, 6% 12/15/2041	6,000,000	7,093,555
Denver Co City & Cnty Ctfs Ptn Series 2018A, 5.375% 6/1/2043	2,000,000	2,009,519
TOTAL LEASE REVENUE		13,659,134
Other - 0.2%
Adams 12 Five Star Schs Colo Series 2025, 5.25% 12/15/2038	1,620,000	1,914,031
Aurora Crossroads Met Dist No2 Colo Series 2025 A 1, 0% 12/1/2055 (i)	1,000,000	906,262
Aurora Crossroads Met Dist No2 Colo Series 2025 A 3, 6.125% 12/1/2055	3,000,000	3,003,706
Canyons Metropolitan District No 5 Series 2024B, 6.5% 12/15/2054	600,000	601,986
City Center West Residential Metropolitan District No 2 Series 2025, 5.25% 12/1/2040 (Assured Guaranty Inc Insured)	198,000	217,017
City Center West Residential Metropolitan District No 2 Series 2025, 5.5% 12/1/2045 (Assured Guaranty Inc Insured)	400,000	431,875
City Center West Residential Metropolitan District No 2 Series 2025, 5.75% 12/1/2049 (Assured Guaranty Inc Insured)	780,000	840,699
Colorado Edl & Cultural Facs Auth Rev 6.875% 2/1/2059 (b)	3,365,000	3,564,810
Colorado Health Facilities Authority Series 2025A, 5.125% 12/1/2045	420,000	433,852
Colorado Health Facilities Authority Series 2025A, 5.125% 12/1/2050	570,000	572,982
Colorado Health Facilities Authority Series 2025A, 5.125% 12/1/2055	385,000	383,412
Colorado Health Facilities Authority Series 2025A, 5.25% 5/15/2048	165,000	169,482
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2025, 3.375% tender 7/1/2044 (g)	850,000	861,874
Foster Farm Business Improvement District Gen. Oblig. Series 2025A, 0% 12/1/2055 (b)(i)	2,500,000	1,783,093
Green Valley Ranch East Metropolitan District No 9 Series 2025A, 0% 12/1/2055 (i)	1,750,000	1,420,871
Hogback Met Dist Colo Series 2021 A, 5% 12/1/2051	500,000	471,141
Johnstown Plaza Met Dist Colo Series 2022, 4.25% 12/1/2046	649,000	638,359
Lakes At Centerra Met Dist No2 Colo Series 2024A, 5% 12/1/2049 (Assured Guaranty Inc Insured)	1,500,000	1,533,359
Mesa Cnty Colo Sch Dist No 50 Series 2024, 5.5% 12/1/2049	1,600,000	1,731,780
Middle-Income Housing Authority Series 2025A, 4.5% 7/1/2035	1,080,000	1,121,279
Palisade Metropolitan District No 2 0% 12/15/2054 (b)(i)	700,000	677,230
Parterre Metropolitan District No 5 5.875% 12/1/2045	500,000	528,693
Pinnacle Farms Metropolitan District No 1 6.5% 12/1/2055 (b)	1,900,000	1,955,199
Redtail Ridge Metropolitan District 0% 12/1/2032 (c)	2,225,000	1,435,591
St Vrain Lakes Metropolitan District No 4 Series 2024A, 0% 9/20/2054 (b)(i)	1,000,000	736,189
Sterling Ranch Community Authority Board Series 2024A, 5.75% 12/1/2054 (b)	600,000	605,936
Vail Home Partners Corp Series 2025, 5.875% 10/1/2055 (b)	1,375,000	1,411,493
Villages Castle Rock Met Dist CO No 6 Series 2021A, 4.125% 12/1/2051 (b)	700,000	633,837
Whispering Pines Metropolitan District No 1 Series 2023, 5% 12/1/2052 (Assured Guaranty Inc Insured)	255,000	262,846
TOTAL OTHER		30,848,884
Special Tax - 0.2%
Berthoud-Heritage Metropolitan District No 1 Series 2019, 5.625% 12/1/2048	1,215,000	1,208,868
Citadel On Colfax Business Impt Dist Colo Spl Rev & Tax Supported Series 2020 A, 5.35% 12/1/2050	250,000	238,852
Colorado Intl Ctr Metro Dist No 14 Series 2018, 5.875% 12/1/2046	990,000	991,516
Copper Ridge Met Dist Colo Taxincrement & Sales Tax Supported Rev Series 2019, 5% 12/1/2039	500,000	503,762
Denver Colo City & Cnty Dedicated Tax Rev Series 2018 A 1, 5% 8/1/2048	5,500,000	5,526,354
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2040	345,000	346,939
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	502,614
Jones District Community Authority Board Series 2020 A, 5.75% 12/1/2050 (i)	500,000	496,864
Painted Prairie Met Dist No 2 Series 2018, 5.25% 12/1/2048	500,000	483,594
Park Creek Met Dist Colo Rev 4% 12/1/2037 (Assured Guaranty Inc Insured)	250,000	255,056
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2030	310,000	315,716
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2031	350,000	356,323
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2032	370,000	376,463
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2033	375,000	381,298
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2034	305,000	309,917
Park Creek Met Dist Colo Rev Series 2016 A, 5% 12/1/2035	345,000	350,228
Peak Met Dist No 1 Colo Series 2021A, 5% 12/1/2051 (b)	500,000	430,850
Pueblo CO Urban Renewal Auth Tax Increment Rev Series 2021 A, 4.75% 12/1/2045 (b)	820,000	798,562
Rampart Range Metropolitan District No 5 Series 2021, 4% 12/1/2036	500,000	489,266
Rampart Range Metropolitan District No 5 Series 2021, 4% 12/1/2051	1,250,000	1,018,857
Regional Transn Dist CO Sales Series 2016 A, 5% 11/1/2036	585,000	594,209
Regional Transn Dist CO Sales Series 2016 A, 5% 11/1/2046	2,475,000	2,494,848
Riverwalk Met Dist No 2 Colo Spl Rev Series 2022 A, 5% 12/1/2052	890,000	772,738
Southern Ute Indian Tribe of Southern Ute Indian Reservn Colo Gen. Oblig. 5% 4/1/2035 (b)	2,300,000	2,575,664
Vauxmont Metropolitan District 5% 12/1/2033 (Assured Guaranty Inc Insured)	180,000	194,111
Vauxmont Metropolitan District 5% 12/1/2050 (Assured Guaranty Inc Insured)	457,000	464,311
Vauxmont Metropolitan District 5% 12/15/2026 (Assured Guaranty Inc Insured)	9,000	9,173
Vauxmont Metropolitan District 5% 12/15/2032 (Assured Guaranty Inc Insured)	127,000	129,666
TOTAL SPECIAL TAX		22,616,619
Transportation - 0.3%
Colorado High Performance Transportation Enterprise Series 2017, 5% 12/31/2047	3,670,000	3,670,019
Colorado High Performance Transportation Enterprise Series 2017, 5% 12/31/2051	2,625,000	2,623,134
Colorado High Performance Transportation Enterprise Series 2017, 5% 12/31/2056	3,260,000	3,227,008
Denver CO City & Cnty Arpt 5.75% 11/15/2038 (h)	500,000	575,489
Denver CO City & Cnty Arpt 5.75% 11/15/2040 (h)	575,000	652,964
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (h)	420,000	427,490
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (h)	355,000	370,269
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (h)	945,000	1,045,860
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (h)	1,370,000	1,590,197
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (h)	605,000	638,148
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (h)	2,715,000	2,855,406
Denver CO City & Cnty Arpt Series 2022A, 4.125% 11/15/2047 (h)	740,000	696,013
Denver CO City & Cnty Arpt Series 2022A, 4.125% 11/15/2053 (h)	695,000	628,029
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2047 (h)	500,000	515,204
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2035 (h)	1,075,000	1,241,918
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (h)	920,000	1,042,766
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2040 (h)	2,650,000	2,971,676
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2042 (h)	1,250,000	1,388,436
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2032 (h)	1,000,000	1,137,280
Denver CO City & Cnty Arpt Series 2023B, 5.25% 11/15/2035 (h)	2,500,000	2,872,918
Denver CO City & Cnty Arpt Series 2023B, 5.25% 11/15/2036 (h)	750,000	855,100
Denver CO City & Cnty Arpt Series 2023B, 5.5% 11/15/2042 (h)	2,265,000	2,530,629
Denver CO United Air Lines Series 2017, 5% 10/1/2032 (h)	4,525,000	4,532,411
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2036	1,695,000	1,847,679
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 3% 7/15/2037	240,000	223,860
TOTAL TRANSPORTATION		40,159,903
Water & Sewer - 0.1%
Colorado Wtr Res & Pwr Dev Auth Wtr Res Auth 5% 9/1/2055 (AGM Group Holdings Inc Insured), (Assured Guaranty Inc Insured)	205,000	212,509
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	1,850,000	1,982,234
Denver CO City & Cnty Brd Wtr Series 2016 A, 3% 9/15/2042	1,000,000	901,732
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	4,065,000	4,306,654
TOTAL WATER & SEWER		7,403,129
TOTAL COLORADO		246,350,399
Connecticut - 0.7%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2039	70,000	70,900
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2040	75,000	75,327
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	1,390,000	1,228,524
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	795,000	766,659
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	1,280,000	1,181,657
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	185,000	179,630
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2037	55,000	59,267
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2038	85,000	91,198
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2039	85,000	90,988
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 5% 7/1/2040	65,000	69,312
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2032	35,000	38,525
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2033	25,000	27,413
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2034	35,000	38,253
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2035	55,000	59,841
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	1,100,000	1,006,076
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2044	1,335,000	1,132,010
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	1,255,000	992,674
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2032	30,000	30,768
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2033	30,000	30,658
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2034	15,000	15,297
Connecticut St Hr Ed Supp Loan Series 2019 B, 3.25% 11/15/2035 (h)	140,000	131,708
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	60,000	60,490
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	40,000	41,307
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	80,000	82,615
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	50,000	51,633
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2034	60,000	61,654
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2035	65,000	66,715
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2036	20,000	20,489
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2037	85,000	86,938
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2042	425,000	432,407
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	605,000	606,479
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2048	250,000	240,508
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	60,000	61,325
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	155,000	160,284
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	120,000	123,943
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,075,000	1,108,427
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	70,000	72,035
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	245,000	251,527
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	1,390,000	1,424,309
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2035	140,000	143,112
TOTAL EDUCATION		12,412,882
General Obligations - 0.1%
Connecticut St Gen. Oblig. 5% 6/15/2032	150,000	173,725
Connecticut St Gen. Oblig. 5% 9/15/2028	705,000	755,536
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	40,000	40,137
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,300,000	1,274,150
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	645,000	611,043
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	755,000	702,038
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2031	1,330,000	1,527,819
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2032	1,750,000	2,018,759
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2038	1,850,000	2,160,306
Connecticut St Gen. Oblig. Series A, 5% 4/15/2033	15,000	15,433
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	905,000	910,271
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	645,000	657,498
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Inc Insured)	130,000	133,490
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2031 (Assured Guaranty Inc Insured)	2,340,000	2,637,998
West Haven CT Series 2020, 4% 3/15/2040 (Build America Mutual Assurance Co Insured)	160,000	162,721
TOTAL GENERAL OBLIGATIONS		13,780,924
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2026 (b)(e)	845,000	464,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2027 (b)(e)	490,000	269,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (b)(e)	1,125,000	618,750
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2039	170,000	171,085
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2040	940,000	944,719
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2045	235,000	223,408
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2026A, 5% 7/1/2045	5,000,000	5,356,258
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2026A, 5.5% 7/1/2051	2,125,000	2,303,734
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2026A, 5.5% 7/1/2055 (Assured Guaranty Inc Insured)	2,500,000	2,720,360
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2049	1,365,000	1,214,037
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2037	195,000	199,290
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	1,400,000	1,413,622
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	100,000	111,123
Connecticut State Health & Educational Facilities Authority (Church Home of Hartford Proj.) Series A, 5% 9/1/2046 (b)	190,000	187,998
Connecticut State Health & Educational Facilities Authority (Church Home of Hartford Proj.) Series A, 5% 9/1/2053 (b)	230,000	218,100
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2031	555,000	558,013
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2032	580,000	583,002
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2033	365,000	366,795
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2034	255,000	256,138
Connecticut State Health & Educational Facilities Authority (Masonicare Corp Proj.) Series 2016 F, 5% 7/1/2043	2,340,000	2,342,123
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	1,325,000	1,218,193
Hamden CT (Whitney Center Proj.) Series 2019, 5% 1/1/2040	1,265,000	1,272,890
Hamden CT (Whitney Center Proj.) Series 2019, 5% 1/1/2050	1,330,000	1,204,243
TOTAL HEALTH CARE		24,218,131
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series 2019 B 1, 4% 5/15/2049	35,000	35,809
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	560,000	559,579
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2023 B, 5.75% 11/15/2053	1,335,000	1,439,434
TOTAL HOUSING		2,034,822
Other - 0.1%
Connecticut St Health & Edl Facs Auth Revenue Series A 1, 5% 7/1/2044	1,700,000	1,707,717
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Series 2024 D D 1, 4.8% 11/15/2054	1,150,000	1,150,756
Mohegan Tribal Finance Authority Series 2015, 7% 2/1/2045 (b)	1,960,000	1,975,811
New Canaan Conn Hsg Auth Multifamily Hsg Rev 4% 12/1/2034	3,000,000	3,173,612
Norwalk Conn Hsg Auth Multifamily Tax Exempt Bonds Series 05FN Class PT, 4.4% 9/1/2042	555,000	574,939
Stamford CT Housing Auth 4.75% 10/1/2032	1,705,000	1,797,370
Stamford CT Housing Auth Series 2025 D, 4.25% 10/1/2030	775,000	787,174
TOTAL OTHER		11,167,379
Special Tax - 0.3%
Connecticut St Gen. Oblig. 3% 1/15/2042	4,000,000	3,617,291
Connecticut St Spl Tax Oblig 4% 5/1/2040	3,250,000	3,346,467
Connecticut St Spl Tax Oblig 5% 1/1/2038	1,865,000	1,933,649
Connecticut St Spl Tax Oblig 5.25% 7/1/2040	4,000,000	4,539,504
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2036	1,495,000	1,579,632
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2035	1,025,000	1,123,887
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	4,445,000	5,247,814
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	5,670,000	6,394,526
Great Pond Impt Dist CT Spl Oblig Rev 5.5% 10/1/2042 (b)	555,000	580,419
Great Pond Impt Dist CT Spl Oblig Rev 5.75% 10/1/2052 (b)	1,290,000	1,323,801
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (b)	490,000	496,725
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (b)	1,820,000	1,847,177
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (b)	1,365,000	1,189,005
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (b)	120,000	129,144
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (b)	660,000	706,759
TOTAL SPECIAL TAX		34,055,800
Transportation - 0.0%
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 4% 7/1/2049 (h)	410,000	364,143
State of Connecticut Bradley International Airport CFC Revenue (Bradly Intl Airport Conrac Proj.) Series 2019 A, 5% 7/1/2049 (h)	480,000	483,304
TOTAL TRANSPORTATION		847,447
TOTAL CONNECTICUT		98,517,385
Delaware - 0.3%
Education - 0.0%
Delaware St Econ Dev Auth Rev Series A, 5% 9/1/2046	100,000	100,064
Delaware St Economic Dev Auth Charter Sch Rev 4% 9/1/2051	400,000	336,348
Delaware St Economic Dev Auth Charter Sch Rev Series 2020, 4% 9/1/2030	35,000	35,639
Delaware St Economic Dev Auth Charter Sch Rev Series 2020, 5% 9/1/2040	185,000	191,214
Delaware St Economic Dev Auth Charter Sch Rev Series 2020, 5% 9/1/2050	245,000	244,968
Delaware St Economic Dev Auth Charter Sch Rev Series 2022A, 3% 6/1/2032	300,000	281,975
Delaware St Economic Dev Auth Charter Sch Rev Series 2022A, 4% 6/1/2052	130,000	100,148
Delaware St Economic Dev Auth Charter Sch Rev Series 2022A, 4% 6/1/2057	1,140,000	850,155
TOTAL EDUCATION		2,140,511
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2019, 5% 2/1/2030	706,000	764,383
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2031	706,000	780,918
TOTAL GENERAL OBLIGATIONS		1,545,301
Health Care - 0.1%
Delaware St Economic Dev Auth Retirement Cmnty Rev Series 2018 B, 5% 11/15/2048	2,495,000	2,507,306
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2037	140,000	143,349
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2043	1,700,000	1,717,953
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2048	2,500,000	2,434,483
Delaware St Hlth Facs Auth Rev (Beebe Medical Center Proj.) Series 2018, 5% 6/1/2050	930,000	893,445
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 5% 10/1/2045	2,785,000	2,889,857
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2026, 5.25% 10/1/2051	2,625,000	2,775,877
Delaware St Hlth Facs Auth Rev Series 2018, 4.375% 6/1/2048	350,000	323,930
Sussex Cnty DE Rev Series 2016, 5% 1/1/2036	1,145,000	1,151,721
TOTAL HEALTH CARE		14,837,921
Housing - 0.1%
Delaware State Hsg Auth Rev Series 2025 A, 5.75% 1/1/2056	1,955,000	2,181,873
Delaware State Hsg Auth Rev Series 2025B, 6% 1/1/2056	1,965,000	2,223,334
Delaware State Hsg Auth Rev Series 2025C, 6% 1/1/2056	500,000	562,595
Delaware State Hsg Auth Rev Series 2025E, 5.5% 1/1/2056	2,500,000	2,775,043
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2032	35,000	35,606
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2040	160,000	161,449
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2048	415,000	398,647
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2053	910,000	852,338
Kent Cnty Del Student Hsg & Dining Fac Rev Series 2018 A, 5% 7/1/2058	1,470,000	1,356,840
TOTAL HOUSING		10,547,725
Other - 0.1%
Bridgeville DE Spl Oblig Series 2024, 5.625% 7/1/2053 (b)	750,000	759,733
Delaware St Economic Dev Auth Retirement Cmnty Rev Series 2023B, 5.25% 11/15/2053	3,330,000	3,376,131
Delaware State Housing Authority Series 2023, 4.65% 1/1/2041	5,025,842	5,411,986
TOTAL OTHER		9,547,850
Special Tax - 0.0%
Bridgeville DE Spl Oblig Series 2024, 5.25% 7/1/2044 (b)	375,000	381,713
Delaware Trans Auth Tran Sys Rev 3% 7/1/2043	3,000,000	2,673,170
TOTAL SPECIAL TAX		3,054,883
Transportation - 0.0%
Delaware Trans Auth US 301 Rev 5% 6/1/2055 (DE TT Trust 301 Project Guaranteed)	3,313,000	3,314,153
Delaware Trans Auth US 301 Rev Series 2015, 5% 6/1/2045	740,000	740,367
Delaware Transn Auth Grnt Antic Bonds Series 2020, 5% 9/1/2034	590,000	651,137
Delaware Transn Auth Grnt Antic Bonds Series 2020, 5% 9/1/2035	590,000	648,276
TOTAL TRANSPORTATION		5,353,933
TOTAL DELAWARE		47,028,124
District Of Columbia - 0.5%
Education - 0.1%
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2026	55,000	55,686
District Columbia Rev (Catholic Univ of Amer WA DC Proj.) Series 2018, 5% 10/1/2027	60,000	61,861
District Columbia Rev Series 2016A, 5% 6/1/2036	420,000	421,041
District Columbia Rev Series 2016A, 5% 6/1/2041	275,000	275,319
District Columbia Rev Series 2016A, 5% 6/1/2046	405,000	404,625
District Columbia Rev Series 2017 B, 5% 7/1/2042	2,230,000	2,261,575
District Columbia Rev Series 2017 B, 5% 7/1/2048	1,735,000	1,738,751
District Columbia Rev Series 2019, 4% 7/1/2039	1,020,000	1,011,035
District Columbia Rev Series 2019, 4% 7/1/2049	820,000	716,593
District Columbia Rev Series 2020, 5% 6/1/2055	300,000	280,242
District Columbia Rev Series 2024A, 6% 6/1/2058	550,000	538,893
District Columbia Univ Rev Series 2017, 5% 4/1/2035	640,000	655,125
District of Columbia (Provident Group-Howard Properties LLC Proj.) Series 2013, 5% 10/1/2045	490,000	475,994
District of Columbia Series 2013, 5% 10/1/2030	545,000	545,143
District of Columbia Series 2013, 5% 10/1/2035	960,000	960,168
TOTAL EDUCATION		10,402,051
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	30,000	30,598
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2027	920,000	936,225
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2028	920,000	970,781
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2029	1,220,000	1,319,808
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2042	2,820,000	3,150,872
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	2,260,000	2,504,284
TOTAL GENERAL OBLIGATIONS		8,912,568
Health Care - 0.1%
District Columbia Rev (Medstar Health Inc Proj.) 1.85% 8/15/2038, LOC TD Bank NA VRDN (g)	11,000,000	11,000,000
District Columbia Rev Series 2017A, 4.125% 7/1/2027	105,000	105,481
District Columbia Rev Series 2017A, 5% 7/1/2032	535,000	543,728
District Columbia Rev Series 2017A, 5% 7/1/2037	555,000	560,713
District Columbia Rev Series 2017A, 5% 7/1/2042	1,055,000	1,058,987
District Columbia Rev Series 2017A, 5% 7/1/2052	2,115,000	1,972,229
TOTAL HEALTH CARE		15,241,138
Other - 0.1%
District Columbia Hsg Fin Agy Multifamily Series 05FN Class PT, 4.8% 6/1/2045	390,085	406,872
District Columbia Income Tax Rev 5% 6/1/2045	8,250,000	9,026,127
District Columbia Rev 5.125% 1/1/2035	130,000	129,641
District Columbia Rev 5.25% 1/1/2039	85,000	82,232
TOTAL OTHER		9,644,872
Special Tax - 0.1%
District Columbia Income Tax Rev Series 2022A, 5.5% 7/1/2047	1,000,000	1,083,851
District Columbia Income Tax Rev Series 2023 A, 5.25% 5/1/2048	4,610,000	4,941,635
District Columbia Income Tax Rev Series 2025 A, 5.25% 6/1/2050	3,025,000	3,277,545
District Columbia Tax Incremental Rev Series 2021 A, 3.75% 6/1/2031 (b)(i)	100,000	98,273
District Columbia Tax Incremental Rev Series 2021 A, 4.25% 6/1/2046 (b)(i)	500,000	425,755
District Columbia Tax Incremental Rev Series 2024 B, 0% 6/1/2041 (b)(i)	400,000	261,691
District Columbia Tax Incremental Rev Series 2024 B, 0% 6/1/2049 (b)(i)	875,000	543,578
Washington Metropolitan Area Transit Authority 5.25% 7/15/2053	3,825,000	4,015,507
Washington Metropolitan Area Transit Authority Series 2023 A, 5.5% 7/15/2051	3,100,000	3,317,589
TOTAL SPECIAL TAX		17,965,424
Tobacco Bonds - 0.0%
DC Tob Settlement Fing Corp Series 2006 A, 0% 6/15/2046 (c)	22,030,000	5,297,704
DC Tob Settlement Fing Corp Series 2006 B, 0% 6/15/2046 (c)	3,230,000	746,916
TOTAL TOBACCO BONDS		6,044,620
TOTAL DISTRICT OF COLUMBIA		68,210,673
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2033	255,000	262,951
Washington Metropolitan Area Transit Authority 5.5% 7/15/2060	1,500,000	1,613,958
Washington Metropolitan Area Transit Authority Series 2023 A, 4.125% 7/15/2047	2,785,000	2,686,143
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	4,520,000	4,667,439
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		9,230,491
District Of Columbia,Virginia - 0.5%
Escrowed/Pre-Refunded - 0.0%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 6.5% 10/1/2041 (Pre-refunded to 10/1/2026 at 100) (i)	1,270,000	1,301,174
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (h)	540,000	560,740
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (h)	810,000	840,688
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (h)	270,000	287,473
Metropolitan Wash DC Arpts Ath 5% 10/1/2030 (h)	1,005,000	1,042,458
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (h)	175,000	181,390
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (h)	270,000	279,570
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (h)	135,000	139,625
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (h)	305,000	314,549
Metropolitan Wash DC Arpts Ath 5% 10/1/2042 (h)	1,000,000	1,020,165
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2028 (h)	1,685,000	1,794,045
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2035 (h)	250,000	266,444
Metropolitan Wash DC Arpts Ath Series 2020 A, 4% 10/1/2038 (h)	1,800,000	1,823,692
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2037 (h)	1,460,000	1,491,922
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2041 (h)	1,375,000	1,384,089
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2031 (h)	1,000,000	1,127,510
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2032 (h)	3,000,000	3,422,531
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2048 (h)	4,000,000	4,169,258
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2029 (h)	3,400,000	3,701,079
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2030 (h)	3,400,000	3,767,687
Metropolitan Wash DC Arpts Ath Series 2024A, 5.25% 10/1/2049 (h)	2,500,000	2,615,638
Metropolitan Wash DC Arpts Ath Series 2024A, 5.5% 10/1/2054 (h)	3,675,000	3,880,377
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2043 (h)	6,115,000	6,946,906
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2044 (h)	1,530,000	1,715,971
Metropolitan Wash DC Arpts Ath Series A, 5% 10/1/2032 (h)	250,000	253,295
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev (Mwaa Dulles Toll 2nd Sr Lien Proj.) 0% 10/1/2040 (c)	705,000	386,369
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2038 (c)	1,405,000	866,235
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2049	395,000	363,718
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2053 (Assured Guaranty Inc Insured)	550,000	498,452
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 6.5% 10/1/2044 (i)	4,605,000	4,915,675
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2009B, 0% 10/1/2039 (c)	280,000	163,447
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	505,000	540,303
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2032	635,000	678,334
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2033	70,000	74,604
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2034	110,000	116,973
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2036	110,000	116,244
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2038	95,000	99,756
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	4,500,000	4,639,326
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	2,760,000	2,018,620
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	8,400,000	7,499,561
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	250,000	216,701
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 4% 10/1/2052 (Assured Guaranty Inc Insured)	4,635,000	4,216,043
TOTAL TRANSPORTATION		70,437,463
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		71,738,637
Florida - 3.0%
Education - 0.2%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	760,000	818,914
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2031	100,000	107,452
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2032	100,000	107,064
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2033	100,000	106,648
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	190,000	201,784
Cap Proj Fin Auth FL Student Hsg Rev Series 2024 A 1, 5% 6/1/2054 (b)	1,000,000	917,926
Capital Projs Fin Auth Fla Edlfacs Rev Series 2024, 5% 6/15/2054 (b)	625,000	578,506
Capital Trust Agency Inc Series 2020 A, 4% 8/1/2030	15,000	15,166
Capital Trust Agency Inc Series 2020 A, 5% 8/1/2040	30,000	30,601
Capital Trust Agency Inc Series 2020 A, 5% 8/1/2055	100,000	94,803
Capital Trust Authority Series 2024A, 5% 6/1/2064 (b)	625,000	574,907
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2042	890,000	981,339
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2049	1,360,000	1,421,382
Florida Dev Fin Corp Edl Facs Rev 5% 6/15/2047	250,000	246,411
Florida Dev Fin Corp Edl Facs Rev 5% 6/15/2052	235,000	224,926
Florida Dev Fin Corp Edl Facs Rev 5% 6/15/2056	345,000	326,728
Florida Dev Fin Corp Edl Facs Rev 6% 6/15/2045 (b)	650,000	691,592
Florida Dev Fin Corp Edl Facs Rev 6% 6/15/2055 (b)	650,000	670,689
Florida Dev Fin Corp Edl Facs Rev Series 2016 A, 4.75% 7/15/2036 (b)	350,000	350,249
Florida Dev Fin Corp Edl Facs Rev Series 2020 C, 5% 9/15/2040 (b)	105,000	104,973
Florida Dev Fin Corp Edl Facs Rev Series 2020 C, 5% 9/15/2050 (b)	210,000	187,446
Florida Dev Fin Corp Edl Facs Rev Series 2020A, 5% 6/15/2055	1,450,000	1,376,781
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2035	30,000	29,839
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2045	55,000	47,178
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2051 (b)	135,000	113,607
Florida Dev Fin Corp Edl Facs Rev Series 2021 A, 4% 7/1/2055	80,000	62,790
Florida Dev Fin Corp Edl Facs Rev Series 2022A 1, 5% 2/1/2057	1,460,000	1,375,794
Florida Dev Fin Corp Edl Facs Rev Series 2022A 1, 5% 7/1/2042	915,000	927,065
Florida Dev Fin Corp Edl Facs Rev Series 2022A 1, 5% 7/1/2051	825,000	787,866
Florida Dev Fin Corp Edl Facs Rev Series 2025A, 6.125% 6/15/2050 (b)	1,300,000	1,362,247
Florida Dev Fin Corp Edl Facs Rev Series A, 6.125% 6/15/2047 (b)	250,000	250,230
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (b)	495,000	480,072
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2037	240,000	239,641
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2038	335,000	331,837
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2039	400,000	392,247
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 4% 10/1/2044	625,000	575,944
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2027	35,000	36,062
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2031	195,000	206,666
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2033	270,000	284,161
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2034	225,000	236,010
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2036	170,000	176,823
Florida Higher Edl Facs Fing Auth Rev (Jacksonville University Proj.) 5% 6/1/2048 (b)	3,480,000	3,141,998
Florida Higher Edl Facs Fing Auth Rev (Jacksonville University Proj.) Series 2018A 1, 4.5% 6/1/2033 (b)	705,000	706,328
Florida Higher Edl Facs Fing Auth Rev (Jacksonville University Proj.) Series 2018A 1, 4.75% 6/1/2038 (b)	1,720,000	1,693,714
Florida Higher Edl Facs Fing Auth Rev (Ringling College of Art Design Proj.) Series 2017, 4% 3/1/2047	300,000	250,253
Florida Higher Edl Facs Fing Auth Rev (Ringling College of Art Design Proj.) Series 2017, 5% 3/1/2047	250,000	243,008
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2049	270,000	197,893
Florida Loc Govt Fin Commn Edl Facs Rev Series 2025A, 6.25% 6/15/2055 (b)	2,005,000	2,069,436
Jacksonville FL Edl Facs Rev (Jacksonville University Proj.) Series 2018B, 5% 6/1/2053 (b)	2,550,000	2,228,624
Miami-Dade Cnty Fla Indl Dev Auth Edl Facs Rev Series 2025, 6.25% 6/1/2055 (b)	750,000	767,123
Pinellas FL Ed Fac Series 2018A, 5% 12/15/2048 (b)	250,000	245,273
Polk CO Indl Dev Auth Series 2025, 6% 6/15/2055 (b)	2,865,000	2,876,701
Tampa FL Rev (University of Tampa Proj.) Series 2015, 5% 4/1/2045	860,000	860,593
Volusia Cnty FL Edl Fac Ath Rv Series 2017, 5% 10/15/2047	665,000	672,060
TOTAL EDUCATION		34,005,370
Electric Utilities - 0.1%
Central Florida Tourism Oversight District Utility Revenue Series 2025 1, 5% 10/1/2042	985,000	1,101,217
Central Florida Tourism Oversight District Utility Revenue Series 2025 1, 5% 10/1/2044	4,500,000	4,910,026
Florida St Mun Pwr Agy Rev 5% 10/1/2028	20,000	21,381
Ft Pierce Series 2022A, 4% 10/1/2052 (Assured Guaranty Inc Insured)	965,000	878,033
Gainesville FL Utils Sys Rev Series A, 5% 10/1/2035	280,000	290,231
Okaloosa FL Gas Dist Gas Sys Rev Series 2024B, 5.25% 10/1/2044 (Assured Guaranty Inc Insured)	1,140,000	1,252,953
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	800,000	823,340
TOTAL ELECTRIC UTILITIES		9,277,181
Escrowed/Pre-Refunded - 0.0%
County of Osceola FL Series 2014B 2, 6% 10/1/2036 (Pre-refunded to 10/1/2031 at 100) (i)	300,000	354,371
General Obligations - 0.0%
Bellalago Edl Facs Benefits Dist Fla Cap Impt Rev Series 2014, 4.375% 5/1/2030	220,000	220,234
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	325,000	327,470
Broward County FL School District Series 2022, 5% 7/1/2046	1,800,000	1,899,680
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	160,000	161,286
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	20,000	20,340
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	15,000	15,693
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	25,000	27,409
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	20,000	22,409
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	20,000	23,206
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	30,000	32,110
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2027	255,000	264,860
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) Series 2019 A, 5% 8/1/2028	130,000	138,473
Miami-Dade Cnty Fla Gen. Oblig. Series 2020, 2.375% 7/1/2040	2,075,000	1,692,124
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series 2021A 1, 4% 10/1/2045 (Assured Guaranty Inc Insured) (h)	1,325,000	1,273,190
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2035 (Build America Mutual Assurance Co Insured)	130,000	137,565
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2027	30,000	30,059
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2029	605,000	606,331
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	110,000	110,225
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2032	950,000	951,754
TOTAL GENERAL OBLIGATIONS		7,954,418
Health Care - 0.7%
Alachua Cnty FL Hlth Fac Retire Cmty Rev Series 2022, 4% 10/1/2040	140,000	138,494
Alachua Cnty FL Hlth Fac Retire Cmty Rev Series 2022, 4% 10/1/2046	190,000	166,164
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) 5% 12/1/2035	210,000	223,548
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series 2019 A, 4% 12/1/2049	3,840,000	3,400,661
Alachua Cnty FL Hlth Fac Rev 5% 12/1/2036	360,000	381,063
Alachua Cnty FL Hlth Fac Rev 5% 12/1/2037	475,000	499,948
Alachua Cnty FL Hlth Fac Rev Series 2014, 6% (e)(l)	248,154	3,722
Alachua Cnty FL Hlth Fac Rev Series 2014, 6.375% (e)(l)	412,556	6,189
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	130,000	147,496
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	4,120,000	3,820,190
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	45,000	47,430
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2050	3,180,000	3,226,543
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2037	60,000	60,325
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2054 (Assured Guaranty Inc Insured)	1,045,000	1,071,764
County of Pasco FL (H Lee Moffitt Cancer Ctr Proj.) Series 2023 A, 5.75% 9/1/2054 (Assured Guaranty Inc Insured)	4,180,000	4,525,358
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	705,000	634,983
Escambia Cnty FL Hlth Fac Rev Series 2020 A, 4% 8/15/2050	3,875,000	3,427,012
Florida Dev Fin Corp Sr Living Rev Series 2021 A, 4% 6/1/2036 (b)	170,000	166,283
Florida Dev Fin Corp Sr Living Rev Series 2021 A, 4% 6/1/2041 (b)	100,000	91,465
Florida Dev Fin Corp Sr Living Rev Series 2021 A, 4% 6/1/2046 (b)	105,000	86,086
Florida Dev Fin Corp Sr Living Rev Series 2021, 5% 6/1/2051 (b)	3,390,000	3,163,651
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (g)	910,000	1,010,363
Florida Development Finance Corp Series 2022A, 4% 2/1/2046 (Assured Guaranty Inc Insured)	1,385,000	1,296,808
Florida Development Finance Corp Series 2022A, 4% 2/1/2052	400,000	356,603
Florida Development Finance Corp Series 2022A, 4% 2/1/2052	300,000	248,219
Florida Development Finance Corp Series 2022A, 5% 2/1/2052	195,000	188,325
Halifax Hosp Med Ctr FL Hosp Series 2016, 5% 6/1/2036	120,000	120,481
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2012I 3, 1.83% 11/15/2033 VRDN (g)	245,000	245,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2020C, 1.85% 11/1/2038, LOC TD Bank NA VRDN (g)	1,400,000	1,400,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5.5% 11/15/2054	2,240,000	2,415,101
Hillsborough Cnty Fla Indl Dev Series 2020A, 4% 8/1/2050	525,000	465,731
Hillsborough Cnty Fla Indl Dev Series 2020A, 4% 8/1/2055	3,455,000	2,906,132
Jacksonville Fla Health Care Facs Rev (Baptist Medical Center, FL Proj.) 5% 8/15/2034	155,000	159,373
Lee Cnty FL Ida Hlth Care Rev Series 2019, 5% 11/15/2044	440,000	447,153
Lee Cnty FL Ida Hlth Care Rev Series 2019, 5% 11/15/2049	445,000	443,373
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2026	65,000	65,122
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2039	405,000	421,728
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	205,000	209,999
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	85,000	85,091
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2021 B, 3% 11/15/2051	310,000	227,051
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2017, 5% 8/1/2047	1,565,000	1,582,080
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2048	500,000	504,335
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2053	3,000,000	3,093,140
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016A, 5% 10/1/2039	1,355,000	1,366,969
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	3,000,000	2,639,973
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2025A, 5.25% 10/1/2056	4,015,000	4,208,662
Orange Cnty FL Health Facs Auth Rev Series 2022, 4% 10/1/2052	1,180,000	1,061,967
Orange Cnty FL Health Facs Auth Rev Series 2023A, 4% 8/1/2047	1,065,000	941,380
Orange Cnty FL Health Facs Auth Rev Series 2025A, 4.5% 10/1/2056	1,500,000	1,457,747
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev Series 2018 A, 5% 11/15/2045	1,180,000	1,194,341
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev Series 2020B, 5% 11/15/2042	190,000	197,908
Palm Beach Cnty FL Health Facs Series 2020 A, 5% 6/1/2055	305,000	286,927
Palm Beach Cnty FL Health Facs Series 2022, 4% 6/1/2031	120,000	121,557
Palm Beach Cnty FL Health Facs Series 2022, 4% 6/1/2036	690,000	685,907
Palm Beach Cnty FL Health Facs Series 2022, 4% 6/1/2041	375,000	350,926
Palm Beach Cnty FL Health Facs Series 2022, 4.25% 6/1/2056	2,995,000	2,478,832
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	7,915,000	7,147,786
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2047	2,105,000	2,127,456
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2052	270,000	268,693
Pompano Beach Fla Rev Series 2020, 4% 9/1/2040	40,000	39,531
Pompano Beach Fla Rev Series 2020, 4% 9/1/2050	1,130,000	957,696
Pompano Beach Fla Rev Series 2021A, 4% 9/1/2051	1,065,000	892,407
Pompano Beach Fla Rev Series 2021A, 4% 9/1/2056	1,465,000	1,194,877
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2037	195,000	196,329
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2042	225,000	225,712
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2047	450,000	436,669
Sarasota Cnty FL Health Facs Auth Retirement Fac Rev Series 2017A, 5% 1/1/2052	950,000	881,332
Sarasota Cnty Public Hosp Board (Sarasota Memorial Hospital, FL Proj.) 5.5% 7/1/2028 (National Public Finance Guarantee Corporation Insured)	630,000	656,946
Seminole County Industrial Development Authority Series 2019A, 5.5% 11/15/2049	945,000	895,141
South Broward Hosp Dist FL Rev Series 2016 A, 3.5% 5/1/2039	2,430,000	2,337,936
South Broward Hosp Dist FL Rev Series 2018, 4% 5/1/2048	875,000	830,959
South Broward Hosp Dist FL Rev Series 2021 A, 2.5% 5/1/2047	1,225,000	842,890
South Broward Hosp Dist FL Rev Series 2021 A, 3% 5/1/2051	600,000	434,093
South Broward Hosp Dist FL Rev Series 2021 A, 3% 5/1/2051 (Build America Mutual Assurance Co Insured)	1,500,000	1,113,418
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2047	5,960,000	5,427,388
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	270,000	280,135
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	285,000	296,056
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2029	85,000	88,225
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	565,000	583,238
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2027	20,000	20,093
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2028	20,000	20,152
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2029	20,000	20,191
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2030	20,000	20,214
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2031	20,000	20,170
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2036	100,000	98,584
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2041	75,000	69,554
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2046	75,000	63,046
St Johns Cnty Fla Indl Dev Auth Sr Living Rev Series 2021 A, 4% 12/15/2050	70,000	55,584
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2029	80,000	80,113
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2036	60,000	60,059
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	135,000	135,086
TOTAL HEALTH CARE		88,990,438
Housing - 0.0%
Florida Atlantic University Finance Corp Series 2019A, 5% 7/1/2036	965,000	1,025,430
Florida Atlantic University Finance Corp Series 2019A, 5% 7/1/2038	965,000	1,018,389
Florida Atlantic University Finance Corp Series 2019A, 5% 7/1/2039	600,000	631,397
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	275,000	277,965
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2021 1, 3% 1/1/2052	705,000	701,104
Florida Hsg Fin Corp Rev Series 2021 2, 3% 7/1/2052	955,000	953,190
Florida Hsg Fin Corp Rev Series 2022 2, 4.5% 7/1/2047	935,000	936,339
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2025A, 4.88% 3/1/2046	1,375,000	1,416,637
TOTAL HOUSING		6,960,451
Industrial Development - 0.0%
Florida Dev Fin Corp Solid Waste Disp Rev Series 2023, 6.125% tender 7/1/2032 (b)(g)(h)	3,300,000	3,305,556
Other - 0.6%
Alachua Cnty FL Hlth Fac Retire Cmty Rev Series 2025 A, 5.75% 10/1/2053	4,785,000	5,046,765
Antillia Cmnty Dev Dist Fla Spl Assmt 5.875% 5/1/2054	865,000	882,933
Ave Maria Stewardship Cmnty Dist FL Cap Impt Rev 5.6% 5/1/2056	490,000	491,435
Avenir Community Development District 5.375% 5/1/2043	565,000	579,740
Avenir Community Development District 5.625% 5/1/2054	640,000	643,716
Babcock Ranch Cmnty Indpt Spl Dist Fla Spl Assmt Rev 5% 5/1/2044 (b)	365,000	374,570
Babcock Ranch Cmnty Indpt Spl Dist Fla Spl Assmt Rev 5.25% 5/1/2055 (b)	500,000	504,034
Braddock Lakes Community Development District 5.55% 5/1/2045	300,000	305,368
Braddock Lakes Community Development District 5.75% 5/1/2055	575,000	575,861
Brevard Cnty FL Hsg Rev Bonds 4.45% 1/1/2040	2,658,961	2,805,525
Cap Proj Fin Auth FL Student Hsg Rev Series 2023 A 1, 5% 11/1/2058	350,000	321,888
Capital Projects Finance Authority/Fl Series 2025 A, 7.25% 1/1/2055 (b)	1,300,000	1,377,465
Capital Tr Agy FL Rev Series 2021, 4% 6/15/2041 (b)	380,000	344,397
Capital Tr Agy FL Rev Series 2021, 4% 6/15/2051 (b)	530,000	401,741
Capital Tr Auth Fla Edl Facs Rev 5.125% 6/15/2050 (b)	500,000	468,044
Capital Tr Auth Fla Edl Facs Rev 5.25% 7/1/2055 (b)	800,000	780,745
Capital Tr Auth Fla Edl Facs Rev 5.375% 7/1/2065 (b)	235,000	229,452
Capital Trust Authority 5.25% 12/1/2055	650,000	654,825
Capital Trust Authority Series 2026 A, 4.75% 12/1/2042	1,850,000	1,894,109
Coastal Ridge Community Development District 6% 5/1/2055	700,000	721,946
Collier Cnty Fla Health Facs Auth Residential Care Fac Rev Series 2022, 4% 5/1/2052	1,400,000	1,192,678
County of Okaloosa FL Series 2025, 5.5% 5/15/2045 (b)	435,000	452,411
County of Okaloosa FL Series 2025, 5.75% 5/15/2055 (b)	675,000	692,663
County of Okaloosa FL Series 2025, 5.75% 5/15/2060 (b)	425,000	435,204
East Nassau Stewardship Dist Fla Spl Assmt Rev 6% 5/1/2045	1,750,000	1,845,682
Epperson North Cmnty Dev Dist FL Cap Impt Rev Series 2021 A, 3.4% 11/1/2041	425,000	373,374
Epperson North Cmnty Dev Dist FL Cap Impt Rev Series 2021 A, 4% 11/1/2051	370,000	310,826
Everest Gmr Cmnty Dev Dist FL Spl Assmt Rev Series 2023, 6.2% 5/1/2054	1,000,000	1,031,092
Firelight Community Development District 5.9% 5/1/2045	650,000	684,241
Firethorn Community Development District 5.6% 5/1/2055	225,000	225,660
Florida Local Government Finance Commissio 6.63% 11/15/2045 (b)	2,370,000	2,548,848
Florida Local Government Finance Commissio 6.88% 11/15/2064 (b)	700,000	737,421
Gainesville Fla Indl Dev Rev (Gainesville Jewish Student Foundation Inc Proj.) 1.85% 5/1/2033, LOC TD Bank NA VRDN (g)	150,000	150,000
Golden Gem Cmnty Dev Dist FL Spl Assmt Rev 6% 5/1/2055	1,000,000	1,018,785
Harbor Reserve Community Development District 5.75% 5/1/2056	555,000	555,044
Hickory Tree Community Development District 5.15% 5/1/2044	1,000,000	1,021,336
Hobe-St Lucie Conservancy Dist 5.6% 5/1/2044	775,000	814,035
JEA FL Wtr & Swr Sys Rev Series 2025A, 5% 10/1/2041	800,000	912,703
Kd52 Community Development District No 1 6.125% 5/1/2056	2,100,000	2,114,031
Kingston One Community Development District 6% 5/1/2057	2,000,000	2,060,767
Lakes of Sarasota Cmnty Dev Dist Fla Impt Rev 5.3% 5/1/2044	425,000	433,586
Lakes of Sarasota Community Development District 2 5.2% 5/1/2035	555,000	586,678
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev 5.8% 5/1/2045	700,000	739,139
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev 6% 5/1/2056	1,050,000	1,089,783
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev 6.3% 5/1/2054	655,000	691,396
Laurel Rd Cmnty Dev Dist Fla Cap Impt Rev 3% 5/1/2031	350,000	337,873
Laurel Rd Cmnty Dev Dist Fla Cap Impt Rev Series 2021 A2, 3.125% 5/1/2031	290,000	281,639
Lee Cnty FL Ida Hlth Care Rev 4.75% 11/15/2029	235,000	236,863
Lee Cnty FL Ida Hlth Care Rev Series 2024 A, 5.25% 11/15/2054	805,000	813,595
Lee Cnty FL Ida Hlth Care Rev Series 2024B 2, 4.375% 11/15/2029	180,000	181,313
Lee Cnty FL Ida Hlth Care Rev Series 2024C, 5% 11/15/2054	2,365,000	2,316,121
Ltc Ranch West Residential Cmnty Dev Dist Spl Assmt Rev Fla 4.85% 5/1/2031	120,000	123,171
Malabar Springs Community Development District 5.5% 5/1/2054	395,000	391,930
Miami-Dade Cnty FL Edl Fac Rev Series 2024 B, 5.25% 4/1/2044	2,000,000	2,219,651
Middleton Community Development District A 4.75% 5/1/2055	100,000	94,312
Midtown Miami Cmnty Dev Dst FL Series 2014A, 5% 5/1/2037	45,000	45,030
Mirada FL Cmnty Dev Dist Cap Impt Rev 6% 5/1/2055	690,000	701,162
New Port Corners Community Development District 5.5% 6/15/2055 (b)	950,000	952,835
North Ar-1 Pasco Cmnty Dev Dist Fla Cap Impt Rev 4% 5/1/2051	1,385,000	1,169,886
Orange Cnty FL Health Facs Auth Rev Series 2024, 5% 8/1/2054	865,000	860,534
Palm Beach Cnty FL Edl Facs Auth Series 2024, 5% 10/1/2043	1,375,000	1,412,211
Poitras East Cmnty Dev Dist Fla Spl Assmt Rev 5.85% 5/1/2045	400,000	418,437
Poitras East Cmnty Dev Dist Fla Spl Assmt Rev 6.1% 5/1/2055	1,000,000	1,029,772
Radiance Community Development District 6.4% 5/1/2056 (b)	1,145,000	1,185,095
Seminole Palms Cmnty Dev Dist FL Spl Assmt 4.45% 5/1/2031 (b)	250,000	254,429
Seminole Palms Cmnty Dev Dist FL Spl Assmt 5.5% 5/1/2055 (b)	190,000	186,800
Shadowlawn Cmnty Dev Dist FL Spl Assmt Rev 5.85% 5/1/2054	570,000	572,724
Southern Grove Cmnty Dev Dist No 5 Fla Spl Assmt Series 2021, 4% 5/1/2048	750,000	645,566
St Lucie Cnty Fla Hsg Fin Auth Multifamily Hsg Rev Series 2024, 4.45% 1/1/2041	2,985,000	3,131,584
Two Rivs West Cmnty Dev Dist Fla Spl Assmt 5.625% 5/1/2044	500,000	522,248
V-Dana Cmnty Dev Dist Fla Splassmt 5.375% 5/1/2045	740,000	759,061
V-Dana Cmnty Dev Dist Fla Splassmt 5.55% 5/1/2055	1,235,000	1,243,936
Venice Fla Retirement Cmnty Rev Series 2024 B 2, 4.5% 1/1/2030 (b)	800,000	802,045
Venice Fla Retirement Cmnty Rev Series 2024A, 5.5% 1/1/2055 (b)	1,000,000	998,533
Venice Fla Retirement Cmnty Rev Series 2024A, 5.625% 1/1/2060 (b)	365,000	366,505
Viera Stewardship Dist FL Spl Assmt Rev 5.5% 5/1/2054	1,560,000	1,576,948
Village Cmnty Dev Dist No 14 Fla Spl Assmt Rev 5.375% 5/1/2042	2,200,000	2,292,933
Village Cmnty Dev Dist No 14 Fla Spl Assmt Rev 5.5% 5/1/2053	1,015,000	1,035,277
West Vlgs Impt Dist Fla Rev 5.625% 5/1/2054	570,000	574,427
Westside Haines City Cmnty Dev Dist FL Spl Assmt 5.75% 5/1/2044	400,000	418,934
Westview North Cmnty Dev Dist FL Spl Assmt Series 2022, 6% 6/15/2052	500,000	523,072
Westview South Cmnty Dev Dist FL Spl Assmt 5.6% 5/1/2053	765,000	774,332
TOTAL OTHER		73,572,726
Resource Recovery - 0.0%
Florida Dev Fin Corp Solid Waste Disp Rev Series 2024A, 4.375% tender 10/1/2054 (b)(g)(h)	2,775,000	2,817,032
Pasco Cnty FL Solid Wste Disp Series 2026A, 5.5% 10/1/2051 (h)	1,120,000	1,160,872
Pasco Cnty FL Solid Wste Disp Series 2026A, 5.5% 10/1/2056 (h)	1,750,000	1,808,102
TOTAL RESOURCE RECOVERY		5,786,006
Special Tax - 0.2%
Boggy Creek Improvement District Series 2013, 5.125% 5/1/2043	1,140,000	1,140,352
Capital Region Cmnty Dev Dist FL Rev Series 2018 A 1, 5.125% 5/1/2039	130,000	132,764
Celebration Pointe Community Development District Series 2014, 5.125% 5/1/2045 (e)	130,000	104,000
Celebration Pointe Community Development District Series 2017, 5% 5/1/2032 (e)	135,000	108,000
Celebration Pointe Community Development District Series 2021, 3% 5/1/2031 (e)	55,000	44,000
Celebration Pointe Community Development District Series 2021, 3.375% 5/1/2041 (e)	200,000	160,000
Celebration Pointe Community Development District Series 2021, 4% 5/1/2053 (e)	810,000	648,000
Cityplace Cmnty Dev Dist Fla Spl Assmt Rev Series 2012, 5% 5/1/2026	160,000	160,506
County of Pasco FL Series 2023 A, 5% 9/1/2048 (Assured Guaranty Inc Insured)	1,210,000	1,242,754
Crossings Flmg Cmty Dv Dis FL Series A 1, 4.5% 5/1/2030	40,000	40,015
Del Webb Bexley Cmnty Dev Dist FL Series 2018, 5.3% 5/1/2039	145,000	150,828
Del Webb Bexley Cmnty Dev Dist FL Series 2018, 5.4% 5/1/2049	180,000	182,585
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023A 1, 5% 9/1/2027	10,000,000	10,130,007
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2015, 4.875% 5/1/2035	25,000	25,007
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2015, 4.875% 5/1/2045	35,000	34,999
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2016, 5% 5/1/2036	250,000	250,561
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2016, 5.125% 5/1/2046	400,000	400,134
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2017, 5.25% 5/1/2037	500,000	508,295
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2017, 5.375% 5/1/2047	1,185,000	1,191,669
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2018, 5.3% 5/1/2039	140,000	144,111
Lakewood Ranch Stewardship Dist FL Spl Assmt Rev Series 2018, 5.45% 5/1/2048	240,000	243,591
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2028 (Assured Guaranty Inc Insured)	160,000	163,991
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2017, 4% 7/1/2032	450,000	452,105
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2019, 3% 7/1/2037	1,000,000	988,644
Midtown Miami Cmnty Dev Dst FL Series 2014B, 5% 5/1/2029	45,000	45,047
Midtown Miami Cmnty Dev Dst FL Series 2014B, 5% 5/1/2037	25,000	25,017
Reunion East Cmnty Dev Dist FL Spl Assmt Series 2002A 2, 7.375% (e)(l)	205,000	2
Sawyers Landing Cmnty Dev Dist FL Spl Assmt Rev Series 2021, 4.125% 5/1/2041	430,000	421,215
Sterling Hill Cmnty Dev Dist FL Cap Impt Rev Series 2003 B, 5.5% (e)(l)	9,503	3,896
Tampa FL Tax Alloc 0% 9/1/2034 (c)	305,000	229,029
Tampa FL Tax Alloc 0% 9/1/2035 (c)	165,000	118,625
Tampa FL Tax Alloc 0% 9/1/2036 (c)	255,000	175,254
Tampa FL Tax Alloc 0% 9/1/2037 (c)	685,000	449,273
Tampa FL Tax Alloc 0% 9/1/2038 (c)	230,000	143,861
Tampa FL Tax Alloc 0% 9/1/2039 (c)	220,000	131,223
Tampa FL Tax Alloc 0% 9/1/2040 (c)	290,000	164,685
Tampa FL Tax Alloc 0% 9/1/2041 (c)	165,000	89,481
Tampa FL Tax Alloc 0% 9/1/2042 (c)	165,000	84,879
Tampa FL Tax Alloc 0% 9/1/2045 (c)	120,000	50,133
Tampa FL Tax Alloc 0% 9/1/2049 (c)	1,835,000	585,808
Tampa Sports Auth Rev Series 1995, 6.1% 10/1/2026	45,000	45,542
Viera Stewardship Dist FL Spl Assmt Rev Series 2021, 3.125% 5/1/2041	100,000	86,505
Viera Stewardship Dist FL Spl Assmt Rev Series 2021, 4% 5/1/2053	290,000	235,632
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.2% 5/1/2039 (b)	500,000	506,335
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.85% 5/1/2038 (b)	100,000	105,010
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 5% 5/1/2043 (b)	1,110,000	1,146,250
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 5.25% 5/1/2054 (b)	2,490,000	2,507,227
Village Cmnty Dev Dist No 8 Fla Spl Assmt Rev Series 2020, 3.5% 5/1/2040 (Assured Guaranty Inc Insured)	945,000	949,244
West Palm Bch FL Cmty Redev Agy Tax Increment Rev 5% 3/1/2034	1,650,000	1,764,432
West Palm Bch FL Cmty Redev Agy Tax Increment Rev 5% 3/1/2035	1,600,000	1,707,598
TOTAL SPECIAL TAX		30,418,121
Transportation - 1.1%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (h)	365,000	365,656
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (h)	120,000	121,671
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (h)	120,000	124,533
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (h)	325,000	336,721
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (h)	90,000	93,198
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (h)	425,000	439,061
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (h)	160,000	165,105
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (h)	155,000	159,746
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (h)	185,000	190,358
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (h)	245,000	251,632
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (h)	270,000	276,820
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (h)	1,075,000	1,094,523
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2047 (h)	805,000	811,059
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2028 (h)	360,000	381,811
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2038 (h)	640,000	673,910
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2039 (h)	960,000	1,007,830
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2044 (h)	745,000	766,782
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (h)	1,695,000	1,716,423
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2040 (h)	3,175,000	3,178,209
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2045 (h)	5,300,000	5,302,672
Broward Cnty FL Port Everglades Series 2019 B, 5% 9/1/2032 (h)	2,500,000	2,657,611
Broward Cnty FL Port Everglades Series 2019 B, 5% 9/1/2033 (h)	2,075,000	2,199,027
Broward Cnty FL Port Everglades Series 2022, 5.25% 9/1/2047 (h)	2,000,000	2,083,943
Capital Tr Agy FL Rev Series A, 5.35% 7/1/2029	870,000	871,401
Florida St Dept Transn Tpk Rev Series 2024 C, 4% 7/1/2054	4,920,000	4,490,399
Florida St Dept Transn Tpk Rev Series 2024D, 4% 7/1/2050	3,105,000	2,901,294
Greater Orlando Aviation Auth 5% 10/1/2031 (h)	1,050,000	1,088,342
Greater Orlando Aviation Auth 5% 10/1/2032 (h)	295,000	305,456
Greater Orlando Aviation Auth 5% 10/1/2034 (h)	730,000	754,068
Greater Orlando Aviation Auth 5% 10/1/2037 (h)	760,000	780,972
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (h)	210,000	213,046
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (h)	120,000	124,609
Greater Orlando Aviation Auth Series 2017A, 4% 10/1/2047 (h)	2,000,000	1,842,285
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (h)	55,000	57,112
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2042 (h)	1,145,000	1,168,088
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2047 (h)	900,000	908,005
Greater Orlando Aviation Auth Series 2019 A, 4% 10/1/2035 (h)	500,000	511,782
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2034 (h)	2,500,000	2,679,888
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2044 (h)	2,045,000	2,225,574
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2048 (h)	6,760,000	7,127,555
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2049 (h)	505,000	530,893
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2037	95,000	100,058
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2018 F, 5% 10/1/2043	130,000	134,662
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.5% 10/1/2049 (h)	2,750,000	2,943,480
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.5% 10/1/2054 (h)	4,250,000	4,516,258
Hillsborough Cnty FL Aviation Series 2018E, 5% 10/1/2043 (h)	1,275,000	1,308,358
Hillsborough Cnty FL Port Dist Series 2018 B, 5% 6/1/2030 (h)	240,000	252,410
Hillsborough Cnty FL Port Dist Series 2018 B, 5% 6/1/2031 (h)	255,000	268,883
Hillsborough Cnty FL Port Dist Series 2018 B, 5% 6/1/2046 (h)	1,475,000	1,498,620
Lee Cnty FL Airport 5% 10/1/2046 (h)	1,010,000	1,037,915
Lee Cnty FL Airport 5% tender 10/1/2056 (g)(h)(k)	7,000,000	7,670,530
Lee Cnty FL Airport 5.25% 10/1/2042 (h)(k)	3,250,000	3,644,453
Lee Cnty FL Airport 5.25% 10/1/2044 (h)(k)	2,690,000	2,960,049
Lee Cnty FL Airport 5.5% 10/1/2051 (h)(k)	720,000	775,541
Lee Cnty FL Airport 5.5% 10/1/2056 (h)(k)	8,385,000	8,973,795
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2049 (h)	865,000	911,238
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2054 (Assured Guaranty Inc Insured) (h)	2,280,000	2,381,176
Lee Cnty FL Airport Series 2024, 5.25% 10/1/2054 (Assured Guaranty Inc Insured) (h)	980,000	1,023,488
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2035	90,000	93,174
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2037	130,000	133,036
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	1,590,000	1,614,159
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	175,000	177,753
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	210,000	213,205
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (h)	160,000	160,383
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	120,000	133,815
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2040 (h)	725,000	739,760
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2041	3,440,000	3,474,319
Miami-Dade Cnty Fla Aviat Rev 5.25% 10/1/2050 (h)	1,460,000	1,522,533
Miami-Dade Cnty Fla Aviat Rev 5.5% 10/1/2055 (h)	1,600,000	1,684,781
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2031 (h)	1,250,000	1,399,716
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2033 (h)	1,000,000	1,147,977
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2034 (h)	3,125,000	3,609,934
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2030	140,000	140,240
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	185,000	185,268
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2027	55,000	55,184
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2028	125,000	125,238
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2014A, 5% 7/1/2029	55,000	55,100
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	525,000	528,641
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	445,000	447,953
Miami-Dade Cnty Fla Seaport Rev 5% 10/1/2047 (h)	3,000,000	3,051,393
Miami-Dade Cnty Fla Seaport Rev 5.25% 10/1/2052 (h)	10,435,000	10,669,734
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2039 (Pre-refunded to 7/1/2027 at 100)	130,000	134,902
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 5% 7/1/2042	1,545,000	1,581,198
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2034 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	235,000	256,434
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2035 (Assured Guaranty Inc Insured)	230,000	244,777
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2037 (Assured Guaranty Inc Insured)	255,000	265,426
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	235,000	242,962
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	195,000	200,844
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2032 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	190,000	216,842
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2033 (Assured Guaranty Inc Insured) (Pre-refunded to 7/1/2031 at 100)	170,000	194,017
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 1, 5% 10/1/2044	810,000	826,887
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2035 (c)	115,000	80,534
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2036 (c)	140,000	93,763
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2037 (c)	50,000	32,000
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2038 (c)	160,000	97,316
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2039 (c)	195,000	112,623
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2040 (c)	210,000	114,270
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2041 (c)	230,000	117,391
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2042 (c)	185,000	87,882
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (h)	120,000	121,586
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (h)	125,000	126,756
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (h)	225,000	228,117
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (h)	160,000	162,172
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (h)	245,000	248,229
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (h)	525,000	531,690
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (h)	545,000	551,686
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (h)	575,000	581,701
Pensacola Fla Arpt Rev Series 2025, 5.5% 10/1/2050 (h)	1,000,000	1,064,384
Pensacola Fla Arpt Rev Series 2025, 5.5% 10/1/2055 (h)	1,330,000	1,404,900
TOTAL TRANSPORTATION		134,664,569
Water & Sewer - 0.1%
Cape Coral FL Wtr & Swr Rev Series 2017, 5% 10/1/2039	1,205,000	1,236,763
Cape Coral FL Wtr & Swr Rev Series 2023, 5.25% 10/1/2048 (Build America Mutual Assurance Co Insured)	1,000,000	1,077,111
Charlotte Cnty Fla Indl Dev Auth Util Sys Rev Series 2021 A, 4% 10/1/2051 (b)(h)	500,000	414,786
Charlotte Cnty Fla Indl Dev Auth Util Sys Rev Series 2025, 5.875% 10/1/2045 (h)	500,000	526,681
Fort Myers Fla Util Rev Series 2019 A, 4% 10/1/2049	700,000	655,559
Hillsborough Cnty FL Util Ref Series 2016, 3% 8/1/2040	1,000,000	916,963
JEA FL Wtr & Swr Sys Rev 5.25% 10/1/2055	4,175,000	4,466,076
JEA FL Wtr & Swr Sys Rev Series 2024A, 5.5% 10/1/2054	1,370,000	1,491,234
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 4% 10/1/2049	750,000	691,869
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 4% 10/1/2048	810,000	756,498
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	495,000	556,912
Peace Rvr/Manasota R Wtr Sp FL Series 2025B, 5.25% 10/1/2050	1,455,000	1,555,283
Sarasota Cnty FL Util Sys Rev Series 2022, 5.25% 10/1/2052	1,000,000	1,053,217
Tampa Bay Water Series 2022A, 5.25% 10/1/2057	1,000,000	1,054,163
Wildwood Utility Dependent District Series 2023, 5.5% 10/1/2053 (Assured Guaranty Inc Insured)	2,250,000	2,409,155
TOTAL WATER & SEWER		18,862,270
TOTAL FLORIDA		414,151,477
Georgia - 2.6%
Education - 0.1%
Atlanta GA Dev Auth Studnt Hsg Rev 6% 7/1/2055 (b)	7,080,000	7,364,306
Cobb Cnty GA Dev Auth Student Hsg Rev Series C, 5% 7/15/2030	130,000	130,111
Cobb Cnty GA Dev Auth Student Hsg Rev Series C, 5% 7/15/2033	230,000	230,163
DE Kalb Cnty GA Dev Auth Rev Series 2024 A, 5% 6/1/2045	245,000	245,986
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	340,000	323,567
Gainesville & Hall Cnty GA Dev Auth Rev Series 2025, 5.75% 6/1/2055	1,355,000	1,374,023
Georgia St Higher Ed Facs Auth Rev Series 2019, 5% 6/15/2034	265,000	283,723
Georgia St Higher Ed Facs Auth Rev Series 2019, 5% 6/15/2035	240,000	256,190
Macon Bibb Cnty GA Uda Series 2017 A, 5% 6/15/2027 (b)	15,000	15,126
Macon Bibb Cnty GA Uda Series 2017 A, 5.75% 6/15/2037 (b)	220,000	223,724
Macon Bibb Cnty GA Uda Series 2017 A, 5.875% 6/15/2047 (b)	350,000	351,831
Macon Bibb Cnty GA Uda Series 2017 A, 6% 6/15/2052 (b)	215,000	215,935
Marietta GA Dev Auth Rev (Life University Proj.) 5% 11/1/2047 (b)	1,550,000	1,418,731
Marietta GA Dev Auth Rev (Life University Proj.) Series 2017 A, 5% 11/1/2027 (b)	290,000	292,269
Marietta GA Dev Auth Rev (Life University Proj.) Series 2017 A, 5% 11/1/2037 (b)	395,000	395,812
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 5% 10/1/2038	865,000	873,525
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2037	705,000	729,199
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2027	25,000	25,700
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2030	390,000	429,745
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2031	40,000	44,919
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	490,000	538,536
TOTAL EDUCATION		15,763,121
Electric Utilities - 0.4%
Bainbridge GA Comb Utils Rev Series 2021, 4% 12/1/2051 (Build America Mutual Assurance Co Insured)	1,315,000	1,238,969
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (g)	1,000,000	1,007,768
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (g)	1,890,000	1,227,293
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017 D, 4.125% 11/1/2045	600,000	582,429
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017C, 4.125% 11/1/2045	4,295,000	4,169,220
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (g)	3,275,000	3,381,700
Georgia Mun Elec Auth Pwr Rev (Vogtle J Proj.) Series 2019 A, 5% 1/1/2056	410,000	410,376
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Inc Insured)	775,000	799,563
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Inc Insured)	465,000	476,419
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	705,000	717,761
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2039 (Assured Guaranty Inc Insured)	430,000	437,783
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Inc Insured)	500,000	506,524
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041 (Assured Guaranty Inc Insured)	360,000	364,084
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Inc Insured)	255,000	243,669
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Inc Insured)	160,000	152,890
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	1,460,000	1,324,790
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2051	240,000	215,052
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2051	240,000	215,052
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	1,950,000	1,966,117
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	50,000	53,552
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Inc Insured)	365,000	399,087
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	50,000	53,424
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	705,000	767,484
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033 (Assured Guaranty Inc Insured)	415,000	451,781
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	105,000	111,749
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	625,000	678,675
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034 (Assured Guaranty Inc Insured)	440,000	477,788
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2035	50,000	53,091
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2036	65,000	68,813
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2037	60,000	63,279
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2038	65,000	68,349
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2039	80,000	83,798
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2044	265,000	272,414
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	400,000	402,991
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2062 (Assured Guaranty Inc Insured)	575,000	578,847
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2053 (Assured Guaranty Inc Insured)	2,300,000	2,364,681
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2064 (Assured Guaranty Inc Insured)	1,125,000	1,140,858
Georgia Mun Elec Auth Pwr Rev 5.25% 7/1/2064	1,800,000	1,861,959
Georgia Mun Elec Auth Pwr Rev 5.5% 7/1/2064	1,990,000	2,062,577
Georgia Mun Elec Auth Pwr Rev Series 2018 A, 5% 1/1/2028	105,000	110,217
Georgia Mun Elec Auth Pwr Rev Series 2019 A, 4% 1/1/2049 (Build America Mutual Assurance Co Insured)	550,000	513,737
Georgia Mun Elec Auth Pwr Rev Series 2019 A, 5% 1/1/2039	2,500,000	2,598,466
Georgia Mun Elec Auth Pwr Rev Series 2019 A, 5% 1/1/2049	480,000	482,134
Georgia Mun Elec Auth Pwr Rev Series 2019 B, 4% 1/1/2049	1,950,000	1,821,430
Georgia Mun Elec Auth Pwr Rev Series 2019 B, 4% 1/1/2049	1,395,000	1,258,538
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2045	470,000	486,439
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2050	540,000	548,294
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2052 (Assured Guaranty Inc Insured)	2,325,000	2,387,810
Georgia Mun Elec Auth Pwr Rev Series 2022A, 5% 7/1/2052	2,250,000	2,285,998
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2054 (Build America Mutual Assurance Co Insured)	1,650,000	1,727,579
Georgia Mun Elec Auth Pwr Rev Series HH, 5% 1/1/2027	605,000	618,724
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2031 (Macquarie Group Ltd Guaranteed)	2,410,000	2,554,912
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2034 (Macquarie Group Ltd Guaranteed)	730,000	770,023
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2037 (Macquarie Group Ltd Guaranteed)	375,000	420,434
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2043 (Macquarie Group Ltd Guaranteed)	865,000	885,985
TOTAL ELECTRIC UTILITIES		50,923,376
General Obligations - 1.2%
Atlanta GA Gen. Oblig. 5% 12/1/2042	3,025,000	3,338,235
Effingham Cnty GA Sch Dist Series 2022, 3% 9/1/2042	300,000	271,834
Georgia St Rd & Twy Auth Rev Series 2021 A, 3% 7/15/2050 (Georgia St Guaranteed)	2,500,000	1,911,672
Main Str Nat Gas Inc GA Gas Proj Rev 5.5% 9/15/2026	2,590,000	2,624,810
Main Str Nat Gas Inc GA Gas Proj Rev 5.5% 9/15/2027	750,000	778,505
Main Str Nat Gas Inc GA Gas Proj Rev 5.5% 9/15/2028	370,000	392,923
Main Street Energy Inc 5% 12/1/2033 (Citigroup Inc Guaranteed)	7,500,000	8,186,730
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (g)	10,270,000	10,574,155
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (g)	36,705,000	37,437,239
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (g)	600,000	657,268
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (g)	8,700,000	9,311,116
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (g)	6,455,000	7,087,054
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2032 (Macquarie Group Ltd Guaranteed)	740,000	782,982
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (g)	955,000	960,649
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (g)	13,870,000	14,357,702
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (g)	3,825,000	4,054,345
Main Street Natural Gas Inc Series 2023 E SUB E2, 4.159% tender 12/1/2053 (Liquidity Facility Royal Bank of Canada) (g)	1,500,000	1,547,814
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (g)	1,000,000	1,073,433
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (g)	15,305,000	16,523,209
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (g)	13,250,000	14,222,940
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (g)	2,000,000	2,181,865
Main Street Natural Gas Inc Series 2024C, 5% tender 12/1/2054 (Citigroup Inc Guaranteed) (g)	2,000,000	2,176,256
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (g)	4,180,000	4,552,528
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (g)	11,530,000	12,607,841
TOTAL GENERAL OBLIGATIONS		157,613,105
Health Care - 0.4%
Atlanta GA Dev Auth Sr Healthcare Facs Rev Series 2017 A 1, 6.5% (l)	505,000	227,250
Atlanta GA Dev Auth Sr Healthcare Facs Rev Series 2017 A 1, 6.75% (l)	3,105,000	1,397,250
Atlanta GA Dev Auth Sr Healthcare Facs Rev Series 2017 A 1, 7% (l)	2,910,000	1,309,500
Augusta Development Authority Series 2023 A, 5.125% 4/1/2053	2,345,000	2,434,931
Augusta Development Authority Series 2023 A, 5.125% 4/1/2053 (Assured Guaranty Inc Insured)	2,500,000	2,619,042
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2044	4,030,000	4,035,133
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	4,285,000	4,017,273
Cobb Cnty GA Kennestone Hosp (Wellstar Health System Inc Proj.) Series 2020 A, 5% 4/1/2050	1,360,000	1,380,842
Cobb Cnty GA Kennestone Hosp Series 2022A, 4% 4/1/2052	2,000,000	1,762,559
Columbia County Hospital Authority/GA Series 2023 A, 5.75% 4/1/2053	1,530,000	1,670,355
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (g)	1,200,000	1,280,057
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2035	75,000	80,991
Fulton Cnty GA Dev Auth Hosp Rev (Wellstar Health System Inc Proj.) Series 2020 A, 4% 4/1/2050	1,510,000	1,338,392
Fulton Cnty GA Dev Auth Hosp Rev 5% 4/1/2042	1,455,000	1,473,464
Fulton Cnty GA Dev Auth Hosp Rev 5% 4/1/2047	5,500,000	5,537,289
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2038	70,000	74,719
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 4% 7/1/2049	1,000,000	919,755
Fulton Cnty GA Res Care Fac Series 2019 A, 5% 4/1/2047 (b)	335,000	330,009
Fulton Cnty GA Res Care Fac Series 2021A, 4% 4/1/2041 (b)	420,000	401,459
Fulton Cnty GA Res Care Fac Series 2021A, 4% 4/1/2051 (b)	1,845,000	1,515,041
Fulton County Residential Care Facilities for the Elderly Authority Series 2016, 5% 7/1/2042	1,395,000	1,397,840
Gainesville & Hall Cnty GA Dev Series 2016, 5% 11/15/2033	590,000	597,764
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	5,845,000	4,478,772
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2021 A, 2.5% 2/15/2051	1,500,000	974,429
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2021 A, 4% 2/15/2051	1,000,000	895,905
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2042	850,000	860,310
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2045	1,065,000	1,073,779
Gainesville & Hall Cnty GA Hsp Ath Rev Series B, 5.5% 2/15/2042	1,625,000	1,660,844
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	270,000	244,010
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2036	55,000	55,069
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2037	40,000	39,685
Glynn Brunswick Mem Hosp Auth GA Rev Series 2020, 4% 8/1/2035	45,000	45,274
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 4% 4/1/2042	770,000	754,991
Griffin-Spalding Cnty GA Hosp Rev Series 2017, 5% 4/1/2037	440,000	448,283
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2026	15,000	15,031
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2027	10,000	10,285
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2028	25,000	26,363
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2029	20,000	21,598
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2030	15,000	16,548
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2031	20,000	22,461
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2032	15,000	17,109
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	275,000	278,888
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	1,285,000	1,237,372
TOTAL HEALTH CARE		48,977,921
Housing - 0.0%
Bibb Cnty GA Develop Auth Rev Series 2019, 4% 6/1/2044	180,000	176,929
Georgia Hsg & Fin Auth Rev Series 2017 A, 4% 12/1/2047	20,000	20,036
Georgia Hsg & Fin Auth Rev Series 2017 B, 3.55% 12/1/2042	3,110,000	3,025,963
Lawrenceville GA Hsg Auth Multifamily Rev Series 2022 (FN) Class PT, 2.88% 4/1/2040	531,232	447,945
TOTAL HOUSING		3,670,873
Industrial Development - 0.2%
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) 3.625% 1/1/2031 (b)	505,000	499,000
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) 5% 1/1/2036 (b)	710,000	737,208
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) 5% 1/1/2054 (b)	6,260,000	6,026,349
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 2.375% 1/1/2031	390,000	372,383
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 4% 1/1/2036	1,330,000	1,353,590
Geo L Smith II GA World Congress Ctr Auth Convention Ctr Hotel Rev (Georgia Wcca Hotel Proj.) Series 2021 A, 4% 1/1/2054	6,355,000	5,485,396
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025A, 5.125% 6/1/2050	3,005,000	3,015,041
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 5.5% 6/1/2040 (b)	915,000	956,239
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (b)	4,220,000	4,231,947
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6.25% 6/1/2061 (b)	6,015,000	6,058,762
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025C, 5% 6/1/2058 (Assured Guaranty Inc Insured)	765,000	785,810
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025C, 5.5% 6/1/2050 (Assured Guaranty Inc Insured)	1,400,000	1,511,645
TOTAL INDUSTRIAL DEVELOPMENT		31,033,370
Other - 0.0%
Atlanta GA Dev Auth Rev Series A 1, 5.25% 7/1/2040	670,000	670,941
Atlanta GA Dev Auth Rev Series A 1, 5.25% 7/1/2044	3,245,000	3,248,222
DE Kalb Cnty GA Hsg Auth Mfhr Series 2024, 4.125% 12/1/2034	965,000	985,122
Fulton Cnty GA Dev Auth Rev Series 2019A, 5% 3/15/2044	1,085,000	1,119,043
Fulton Cnty GA Dev Auth Series 2015A, 5% 3/15/2036	775,000	776,212
Georgia St Gen. Oblig. Series 2023 A, 4% 7/1/2042	2,250,000	2,332,106
Private Colgs & Unvs Ath GA Rv Series 2025 A, 5.25% 9/1/2042	2,500,000	2,878,319
TOTAL OTHER		12,009,965
Special Tax - 0.1%
Atlanta GA Dev Auth Rev 0% 12/15/2048 (b)(i)	4,753,000	4,328,687
Atlanta GA Dev Auth Rev Series 2024A 1, 5% 4/1/2034 (b)	900,000	937,385
Atlanta GA Dev Auth Rev Series 2024A 2, 5.5% 4/1/2039 (b)	1,295,000	1,356,468
Atlanta GA Urban Redev Agy Rev 2.875% 7/1/2031 (b)	165,000	163,137
Atlanta GA Urban Redev Agy Rev 3.625% 7/1/2042 (b)	1,190,000	1,114,320
Atlanta GA Urban Redev Agy Rev 3.875% 7/1/2051 (b)	430,000	377,651
Atlanta GA Urban Redev Agy Rev Series 2021, 2.375% 7/1/2026 (b)	140,000	139,827
Cobb-Marietta GA Coliseum & Exhib Hall Rev 5.625% 10/1/2026 (National Public Finance Guarantee Corporation Insured)	40,000	40,644
Metro Atlanta Rapid Tran Sales Series 2024 B, 5% 7/1/2045	1,180,000	1,279,807
TOTAL SPECIAL TAX		9,737,926
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2035 (h)	1,590,000	1,622,403
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2037 (h)	850,000	860,642
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2039 (h)	1,065,000	1,071,768
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2033 (h)	500,000	573,479
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2040 (h)	1,435,000	1,571,870
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2041 (h)	4,400,000	4,888,850
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2042 (h)	600,000	661,100
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2044 (h)	1,750,000	1,892,039
Atlanta GA Arpt Rev Series 2019 B, 5% 7/1/2044 (h)	2,090,000	2,149,039
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2042 (h)	2,800,000	3,118,510
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2043 (h)	1,000,000	1,102,455
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2044 (h)	500,000	545,271
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2045 (h)	2,500,000	2,699,173
Atlanta GA Arpt Rev Series 2025B B 1, 5.25% 7/1/2050 (h)	1,295,000	1,364,656
Georgia Port Authority Series 2022, 5% 7/1/2047	3,475,000	3,671,080
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	1,415,000	1,570,339
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2032	2,120,000	2,347,596
Georgia St Rd & Twy Auth Rev Series 2021 A, 3% 7/15/2049	2,190,000	1,697,745
TOTAL TRANSPORTATION		33,408,015
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2029	750,000	754,992
Atlanta GA Wtr & Wastewtr Rev 5.5% 11/1/2027 (National Public Finance Guarantee Corporation Insured)	100,000	103,875
TOTAL WATER & SEWER		858,867
TOTAL GEORGIA		363,996,539
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2038	1,000,000	1,085,656
Guam Power Auth. 5% 10/1/2043	200,000	210,960
TOTAL ELECTRIC UTILITIES		1,296,616
General Obligations - 0.0%
Guam Govt Dept Ed Ctfs Partn Series 2020 A, 5% 2/1/2040	300,000	306,560
Special Tax - 0.0%
Guam Govt Business Privilege Tax Rev Series 2021 F, 4% 1/1/2036	1,580,000	1,610,344
Guam Govt Business Privilege Tax Rev Series 2021 F, 4% 1/1/2042	805,000	800,500
Guam Govt Business Privilege Tax Rev Series 2021 F, 5% 1/1/2029	240,000	254,140
TOTAL SPECIAL TAX		2,664,984
Transportation - 0.0%
Guam Intl Arpt Auth Rev Series 2023 A, 5.375% 10/1/2040 (h)	525,000	573,383
Guam Intl Arpt Auth Rev Series 2024A, 5.25% 10/1/2039 (h)	200,000	220,270
Guam Intl Arpt Auth Rev Series 2024A, 5.25% 10/1/2041 (h)	200,000	215,909
TOTAL TRANSPORTATION		1,009,562
Water & Sewer - 0.0%
Guam Govt Wtrwks Auth Wtr & Wst Rev Series 2016, 5% 1/1/2046	450,000	450,794
TOTAL GUAM		5,728,516
Hawaii - 0.1%
Education - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev Series 2018, 6% 7/1/2028 (b)	1,000,000	1,023,547
Electric Utilities - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev 3.5% 10/1/2049 (h)	1,900,000	1,593,990
General Obligations - 0.0%
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2027	65,000	66,053
Special Tax - 0.0%
Kauai Cnty Hawaii Cmnty Facs Dist Spl Tax Series 2019, 5% 5/15/2049	250,000	250,462
Kauai Cnty Hawaii Cmnty Facs Dist Spl Tax Series 2022, 4.375% 5/15/2042	250,000	252,487
Kauai Cnty Hawaii Cmnty Facs Dist Spl Tax Series 2022, 5% 5/15/2051	550,000	550,486
TOTAL SPECIAL TAX		1,053,435
Transportation - 0.1%
Hawaii St Arpts Sys Rev 5% 7/1/2043 (h)	3,150,000	3,407,732
Hawaii St Arpts Sys Rev 5.5% 7/1/2054 (h)	3,815,000	4,085,642
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (h)	155,000	163,532
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (h)	185,000	195,036
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (h)	175,000	184,298
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (h)	185,000	194,574
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (h)	185,000	194,240
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2043 (h)	1,770,000	1,813,566
Hawaii St Arpts Sys Rev Series 2022 A, 4% 7/1/2040 (h)	250,000	252,750
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2047 (h)	1,000,000	1,028,947
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (h)	150,000	153,752
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2037	60,000	62,270
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2038	70,000	72,243
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2040	60,000	61,326
TOTAL TRANSPORTATION		11,869,908
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	1,000,000	1,172,875
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series A, 3% 7/1/2041	2,700,000	2,497,155
TOTAL WATER & SEWER		3,670,030
TOTAL HAWAII		19,276,963
Idaho - 0.1%
Education - 0.0%
Idaho Hsg & Fin Assn Nonprofit Facs Rev Series 2022 A, 4% 5/1/2057	300,000	250,184
Idaho Hsg & Fin Assn Nonprofit Facs Rev Series 2023A, 5.75% 5/1/2048	525,000	548,480
TOTAL EDUCATION		798,664
Health Care - 0.0%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) 1.9% 3/1/2060, LOC TD Bank NA VRDN (g)	2,500,000	2,500,000
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	465,000	471,071
Other - 0.0%
Avimor Community Infrastructure District No 1 5.5% 9/1/2053 (b)	1,361,000	1,363,949
Idaho Hsg & Fin Assn Nonprofit Facs Rev Series 2024 A, 4.75% 5/1/2054	395,000	380,191
Spring Valley Community Infrastructure District No 1 6.25% 9/1/2053 (b)	1,500,000	1,544,961
Spring Valley Community Infrastructure District No 1 6.25% 9/1/2054 (b)	500,000	517,914
TOTAL OTHER		3,807,015
Resource Recovery - 0.0%
Power Cnty Idaho Indl Dev Corp Solid Waste Disp Rev Series 1999, 6.45% 8/1/2032 (h)	640,000	642,405
Special Tax - 0.1%
Idaho Housing & Finance Association Series 2023A, 5.25% 8/15/2048	2,400,000	2,584,883
Spring Valley Community Infrastructure District No 1 Series 2021, 3.75% 9/1/2051 (b)	5,027,000	4,838,280
TOTAL SPECIAL TAX		7,423,163
Transportation - 0.0%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2029	190,000	206,704
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2030	65,000	72,026
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	40,000	45,192
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2032	80,000	91,012
TOTAL TRANSPORTATION		414,934
TOTAL IDAHO		16,057,252
Illinois - 5.5%
Education - 0.2%
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2029	225,000	236,664
Board of Trustees of the University of Illinois/The Series 2018A, 5% 4/1/2030	505,000	531,336
Board of Trustees of the University of Illinois/The Series 2020 A, 4% 4/1/2035	630,000	657,843
Board of Trustees of the University of Illinois/The Series 2020 A, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	320,000	332,559
Board of Trustees of the University of Illinois/The Series 2020 A, 4% 4/1/2038 (Build America Mutual Assurance Co Insured)	410,000	420,527
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	150,000	153,232
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	110,000	112,237
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2031	130,000	132,503
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	150,000	152,655
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	85,000	85,435
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	120,000	120,467
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	120,000	121,649
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	120,000	121,626
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	85,000	86,040
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	375,000	347,118
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	1,020,000	930,706
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2039	55,000	49,074
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2030	10,000	10,095
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	50,000	50,139
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	210,000	211,086
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	245,000	241,793
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	295,000	293,616
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	190,000	184,784
Illinois Fin Auth Rev Series 2019 A, 3% 7/1/2035 (h)	70,000	65,842
Illinois Fin Auth Rev Series A, 5% 12/1/2037	350,000	342,043
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2028	40,000	40,845
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2037	100,000	101,105
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2047	1,410,000	1,376,139
Illinois Fin Auth Student Hsg & Academic Fac Rev Series 2017 A, 5% 2/15/2050	1,050,000	1,002,179
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2027	15,000	15,628
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2028	15,000	15,912
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2031	10,000	10,802
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2032	15,000	16,153
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2033	30,000	32,216
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2035	15,000	16,015
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2036	15,000	15,959
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2037	20,000	21,208
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	20,000	21,148
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2039	35,000	36,886
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2044	305,000	315,056
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2049	370,000	377,133
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2051	390,000	396,475
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2042	1,970,000	2,061,059
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,820,000	1,862,137
Illinois Finance Authority Rev 5.125% 11/1/2055 (b)	680,000	572,474
Illinois Finance Authority Rev Series 2021 A, 2.25% 7/1/2033 (h)	115,000	102,356
Illinois Finance Authority Rev Series 2021 B, 7% 11/1/2037 (b)	210,000	212,395
Illinois Finance Authority Rev Series 2021, 4% 10/1/2032 (b)	680,000	685,405
Illinois Finance Authority Rev Series 2021, 4% 10/1/2033 (b)	1,065,000	1,068,943
Illinois Finance Authority Rev Series 2021, 4% 10/1/2033	170,000	154,903
Illinois Finance Authority Rev Series 2021, 4% 10/1/2034 (b)	890,000	888,873
Illinois Finance Authority Rev Series 2021, 5% 10/1/2031	240,000	236,917
Illinois Finance Authority Rev Series 2023A, 5.25% 8/1/2038 (b)	300,000	325,564
Illinois Finance Authority Rev Series 2023A, 5.5% 8/1/2043 (b)	360,000	385,379
Illinois Finance Authority Rev Series 2025A, 4.25% 7/1/2041	2,570,000	2,666,561
Illinois St Univ Revs Series 2018 A, 5% 4/1/2031 (Assured Guaranty Inc Insured)	180,000	188,758
Illinois St Univ Revs Series 2018 A, 5% 4/1/2033 (Assured Guaranty Inc Insured)	120,000	125,585
Illinois St Univ Revs Series 2018 A, 5% 4/1/2036 (Assured Guaranty Inc Insured)	180,000	187,325
Northern IL Univ Revs Series 2020 B, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	85,000	86,403
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	55,000	55,069
Northern IL Univ Revs Series 2020 B, 5% 4/1/2034 (Build America Mutual Assurance Co Insured)	955,000	1,019,601
Romeoville IL Rev Series 2015, 5% 10/1/2042	360,000	360,001
Southern IL Univ Revs Series 2021A, 4% 4/1/2036 (Build America Mutual Assurance Co Insured)	135,000	139,761
Upper Illinois River Valley Development Authority Series 2017 A, 5% 12/1/2032 (b)	515,000	519,200
Upper Illinois River Valley Development Authority Series 2017 A, 5.25% 12/1/2047 (b)	1,135,000	1,056,620
Upper Illinois River Valley Development Authority Series 2025A, 6% 12/1/2055 (b)	825,000	837,754
TOTAL EDUCATION		25,600,971
Electric Utilities - 0.0%
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2041	1,000,000	1,009,594
Escrowed/Pre-Refunded - 0.0%
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2027 (Escrowed to Maturity) (c)	385,000	376,740
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	5,000	5,123
Illinois Fin Auth Rev Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	140,000	141,893
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	20,000	20,344
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	95,000	97,527
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	30,000	30,798
Illinois Finance Authority Rev 5% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	260,000	266,917
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2028 (Pre-refunded to 6/1/2026 at 100)	335,000	337,346
TOTAL ESCROWED/PRE-REFUNDED		1,276,688
General Obligations - 2.3%
Bridgeview Ill Gen. Oblig. Series 2005, 5.14% 12/1/2036	1,960,000	1,866,741
Bridgeview Ill Gen. Oblig. Series 2015A, 5.625% 12/1/2041	250,000	250,068
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	5,000	5,022
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2027	55,000	56,218
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2028	40,000	41,334
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2029	100,000	104,729
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2030	65,000	68,158
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2031	80,000	83,656
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2034	65,000	67,187
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2035	85,000	87,620
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2036	100,000	102,720
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2029	45,000	47,262
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2030	40,000	42,012
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2031	55,000	57,712
Champaign County Community Unit School District No 4 Champaign Series 2020 A, 5% 1/1/2033	105,000	109,844
Chicago IL Board of Education Series 2016, 6% 4/1/2046	18,645,000	18,890,446
Chicago IL Board of Education Series 2017, 5% 4/1/2036	215,000	217,801
Chicago IL Board of Education Series 2017, 5% 4/1/2037	210,000	212,417
Chicago IL Board of Education Series 2018, 5% 4/1/2038	290,000	295,565
Chicago IL Board of Education Series 2018, 5% 4/1/2042	1,060,000	1,069,830
Chicago IL Board of Education Series 2018, 5% 4/1/2046	350,000	346,425
Chicago IL Brd Ed 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (c)	2,750,000	2,684,894
Chicago IL Brd Ed 0% 12/1/2027 (Financial Guaranty Ins CO Insured) (c)	300,000	283,479
Chicago IL Brd Ed 0% 12/1/2029 (c)	700,000	617,550
Chicago IL Brd Ed 0% 12/1/2029 (Assured Guaranty Inc Insured) (c)	1,000,000	892,029
Chicago IL Brd Ed 0% 12/1/2030 (c)	400,000	339,856
Chicago IL Brd Ed 0% 12/1/2030 (National Public Finance Guarantee Corporation Insured) (c)	305,000	259,141
Chicago IL Brd Ed 5% 12/1/2030	310,000	314,708
Chicago IL Brd Ed 5% 12/1/2046	1,425,000	1,353,563
Chicago IL Brd Ed 5.25% 12/1/2035	45,000	44,998
Chicago IL Brd Ed 5.5% 12/1/2026 (Assured Guaranty Inc Insured), (Financial Guaranty Ins CO Insured)	175,000	178,713
Chicago IL Brd Ed 5.5% 12/1/2029 (Ambac Assurance Corp Insured)	165,000	175,590
Chicago IL Brd Ed 5.5% 12/1/2030 (Ambac Assurance Corp Insured)	120,000	129,064
Chicago IL Brd Ed 5.5% 12/1/2031 (Ambac Assurance Corp Insured)	330,000	358,043
Chicago IL Brd Ed Series 2012A, 5% 12/1/2042	1,325,000	1,320,079
Chicago IL Brd Ed Series 2017 G, 5% 12/1/2034	195,000	196,275
Chicago IL Brd Ed Series 2017 G, 5% 12/1/2044	600,000	592,038
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2036	480,000	480,557
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2046	3,520,000	3,343,537
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	70,000	70,699
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027 (Assured Guaranty Inc Insured)	1,250,000	1,298,165
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	575,000	594,713
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	250,000	256,952
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	835,000	856,102
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	100,000	102,119
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034 (Assured Guaranty Inc Insured)	100,000	104,339
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	70,000	70,868
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035 (Assured Guaranty Inc Insured)	100,000	103,938
Chicago IL Brd Ed Series 2018 C, 5% 12/1/2032 (Assured Guaranty Inc Insured)	2,500,000	2,621,815
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	405,000	418,885
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	1,040,000	1,077,011
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	175,000	182,757
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2031	465,000	480,890
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	1,090,000	1,118,492
Chicago IL Brd Ed Series 2021A, 5% 12/1/2035	2,500,000	2,567,533
Chicago IL Brd Ed Series 2021A, 5% 12/1/2036	195,000	199,152
Chicago IL Brd Ed Series 2021A, 5% 12/1/2037	750,000	762,324
Chicago IL Brd Ed Series 2021A, 5% 12/1/2038	250,000	253,387
Chicago IL Brd Ed Series 2021A, 5% 12/1/2039	2,690,000	2,718,316
Chicago IL Brd Ed Series 2021A, 5% 12/1/2040	2,015,000	2,035,518
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	350,000	366,409
Chicago IL Brd Ed Series 2021B, 5% 12/1/2036	615,000	628,094
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	3,485,000	2,892,093
Chicago IL Brd Ed Series 2022 A, 4% 12/1/2047	500,000	431,138
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2043	7,015,000	7,024,980
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	5,685,000	5,340,083
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	1,535,000	1,506,685
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	2,880,000	2,780,763
Chicago IL Brd Ed Series 2023A, 5.875% 12/1/2047	2,135,000	2,205,097
Chicago IL Brd Ed Series 2023A, 6% 12/1/2049	1,705,000	1,766,144
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	6,300,000	6,685,013
Chicago IL Brd Ed Series 2025 B, 5.5% 12/1/2033	3,100,000	3,409,910
Chicago IL Brd Ed Series D, 5% 12/1/2031	475,000	481,411
Chicago IL Gen. Oblig. 5% 1/1/2038	275,000	275,180
Chicago IL Gen. Oblig. 5.25% 1/1/2038	10,840,000	11,544,262
Chicago IL Gen. Oblig. 5.5% 1/1/2040	600,000	644,217
Chicago IL Gen. Oblig. Series 2017 A, 6% 1/1/2038	1,000,000	1,019,993
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	6,495,000	6,590,653
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	170,000	171,342
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2044	1,135,000	1,138,667
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2035	3,065,000	3,192,513
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2049	1,675,000	1,682,996
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	1,485,000	1,503,123
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	2,310,000	2,406,405
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	4,310,000	4,548,209
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	530,000	531,588
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	95,000	101,307
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	5,245,000	5,576,592
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	705,000	745,709
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	82,000	83,696
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2037	250,000	245,747
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2038	110,000	106,771
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	8,580,000	9,027,928
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	6,760,000	7,315,119
Chicago Ill Pk Dist Gen. Oblig. 3% 1/1/2038	2,325,000	2,120,205
Chicago Ill Pk Dist Gen. Oblig. Series 2021 C, 4% 1/1/2035	890,000	914,971
Cook Cnty IL Cmnty Coll Dist Gen. Oblig. 5% 12/1/2047 (Build America Mutual Assurance Co Insured)	2,060,000	2,080,394
Cook Cnty IL Gen. Oblig. 5% 11/15/2031	235,000	260,903
Cook Cnty IL Gen. Oblig. 5% 11/15/2032	155,000	171,539
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	1,475,000	1,627,519
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	690,000	702,494
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	340,000	346,195
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	445,000	453,035
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2031	2,400,000	2,437,255
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	285,000	288,188
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	290,000	297,857
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	145,000	151,061
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	205,000	184,294
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	215,000	188,327
Cook Cnty Ill Cmnty Cons Sch Dist No 059 Elk Grove Series 2020, 5% 3/1/2028	85,000	89,584
Cook Cnty Ill High Sch Dist No 209 Proviso Twp Series 2018B, 4% 12/1/2038 (Assured Guaranty Inc Insured)	905,000	915,522
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2020, 3% 1/1/2037	1,885,000	1,851,936
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	35,000	35,786
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2037	875,000	895,761
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2028	480,000	499,813
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2028	300,000	314,817
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2029	590,000	631,318
Illinois Sports Facs Auth (Illinois St Proj.) Series 2019, 5% 6/15/2029	480,000	508,152
Illinois St Gen. Oblig. 5% 2/1/2027	7,130,000	7,299,124
Illinois St Gen. Oblig. 5% 2/1/2029	315,000	322,293
Illinois St Gen. Oblig. 5% 3/1/2029	205,000	220,429
Illinois St Gen. Oblig. 5% 3/1/2032	230,000	260,159
Illinois St Gen. Oblig. 5.5% 1/1/2028	320,000	338,203
Illinois St Gen. Oblig. 5.5% 1/1/2031	110,000	125,082
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2028	1,000,000	1,001,990
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2033	600,000	601,039
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2034	625,000	646,606
Illinois St Gen. Oblig. Series 2017 B, 5% 12/1/2027	450,000	470,227
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	3,305,000	3,440,597
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	1,600,000	1,627,623
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	14,385,000	15,006,125
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	3,550,000	3,699,309
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2029	105,000	111,757
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2030	1,170,000	1,242,806
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2031	295,000	312,499
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2039	725,000	746,981
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2027	1,475,000	1,536,254
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2026	65,000	65,983
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2032	795,000	839,765
Illinois St Gen. Oblig. Series 2019 B, 4% 11/1/2033	1,475,000	1,514,887
Illinois St Gen. Oblig. Series 2019 C, 4% 11/1/2041	700,000	682,733
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	1,695,000	1,822,570
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	1,695,000	1,891,396
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	105,000	118,768
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	250,000	279,849
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	4,815,000	5,323,121
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	205,000	228,305
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2042	4,100,000	4,479,529
Illinois St Gen. Oblig. Series 2022A, 5.5% 3/1/2047	8,200,000	8,669,654
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2034	315,000	325,066
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2037	1,500,000	1,524,918
Illinois St Gen. Oblig. Series JUNE 2016, 4% 6/1/2041	1,900,000	1,870,143
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2038	1,705,000	1,725,858
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2040	1,300,000	1,301,847
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	20,000	22,213
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	65,000	71,885
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	2,560,000	2,818,185
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	965,000	1,057,238
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	455,000	495,604
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	40,000	43,292
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	7,995,000	8,194,139
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2026	475,000	477,442
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	1,655,000	1,790,131
Illinois St Gen. Oblig. Series MAY 2020, 5.75% 5/1/2045	3,925,000	4,167,854
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2039	5,590,000	6,134,368
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	2,120,000	2,286,409
Illinois St Gen. Oblig. Series MAY 2023 B, 5.5% 5/1/2047	2,605,000	2,746,820
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	5,120,000	5,543,562
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2035	485,000	541,319
Illinois St Gen. Oblig. Series MAY 2024 B, 4.25% 5/1/2046	2,500,000	2,361,755
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	1,940,000	2,222,794
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2038	1,485,000	1,657,650
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	1,295,000	1,417,748
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	200,000	209,748
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	200,000	208,404
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	3,250,000	3,375,233
Illinois St Gen. Oblig. Series NOVEMBER 2016, 4.5% 11/1/2039	400,000	401,421
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2028	425,000	432,209
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2033	445,000	451,405
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	475,000	493,431
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	280,000	298,309
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2041	350,000	341,850
Illinois St Gen. Oblig. Series OCTOBER 2022B, 5% 10/1/2034	6,985,000	7,864,647
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	2,975,000	3,399,618
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2030 (Assured Guaranty Inc Insured)	30,000	31,347
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2031 (Assured Guaranty Inc Insured)	40,000	41,660
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2033 (Assured Guaranty Inc Insured)	15,000	15,522
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2035 (Assured Guaranty Inc Insured)	20,000	20,470
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2036 (Assured Guaranty Inc Insured)	65,000	66,434
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2038 (Assured Guaranty Inc Insured)	35,000	35,572
Kane Cnty Ill Sch Dist No 131 Series 2020 A, 4% 12/1/2039 (Assured Guaranty Inc Insured)	175,000	177,385
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2015, 5% 1/1/2028	155,000	155,673
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	60,000	62,187
Lake Cnty IL Cmnty High Sch Dist No 115 Lake Forest Series 2023, 4.25% 11/1/2043	2,170,000	2,230,885
Madison Cnty IL Cmnty Unit Sch Dist No 7 Edwardsville Series 2017, 5% 12/1/2028 (Build America Mutual Assurance Co Insured)	160,000	160,273
Madison Cnty IL Cmnty Unit Sch Dist No 7 Edwardsville Series 2017, 5% 12/1/2029 (Build America Mutual Assurance Co Insured)	165,000	165,276
Rosemont Ill Gen. Oblig. Series 2016 A, 5% 12/1/2040 (Assured Guaranty Inc Insured)	1,300,000	1,312,473
Schaumburg IL Gen. Oblig. Series 2013A, 4% 12/1/2041	5,300,000	5,301,664
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,270,000	2,426,714
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2044 (Assured Guaranty Inc Insured)	820,000	860,783
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Inc Insured) (c)	790,000	777,553
TOTAL GENERAL OBLIGATIONS		314,459,668
Health Care - 0.4%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2050	2,155,000	1,879,829
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	250,000	213,600
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	945,000	969,119
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	630,000	645,245
Illinois Fin Auth Rev (Friendship Village Schaumburg Proj.) Series 2017, 5% (l)	267,534	8,026
Illinois Fin Auth Rev (Friendship Village Schaumburg Proj.) Series 2017, 5.125% (l)	267,534	8,026
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) 5% 12/1/2046	1,970,000	1,983,551
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2035	25,000	25,110
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	270,000	271,857
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	285,000	286,960
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2030	85,000	89,033
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 4% 7/15/2047	3,705,000	3,395,343
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	4,755,000	4,518,452
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2031	195,000	195,767
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	150,000	150,690
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	350,000	350,831
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series A, 5% 3/1/2047	2,135,000	2,140,327
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5% 5/15/2033	835,000	836,524
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5.125% 5/15/2038	1,550,000	1,526,641
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5.25% 5/15/2042	280,000	267,662
Illinois Fin Auth Rev (The Admiral At The Lake Proj.) Series 2017, 5.25% 5/15/2054	1,690,000	1,421,904
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 1.85% 8/1/2043, LOC TD Bank NA VRDN (g)	1,700,000	1,700,000
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 1.85% 8/1/2044, LOC TD Bank NA VRDN (g)	700,000	700,000
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2030	170,000	174,053
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	250,000	248,642
Illinois Fin Auth Rev Series 2008A 1, 4% 11/1/2030	470,000	482,970
Illinois Fin Auth Rev Series 2015, 6.125% 11/15/2035	365,000	365,314
Illinois Fin Auth Rev Series 2015, 6.375% 11/15/2043	565,000	565,311
Illinois Fin Auth Rev Series 2017 A, 5% 5/15/2037	545,000	550,815
Illinois Fin Auth Rev Series 2017 A, 5% 5/15/2047	220,000	217,583
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	15,000	15,018
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	460,000	470,247
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	505,000	515,169
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2041	455,000	461,785
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	3,985,000	3,166,766
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2039	930,000	932,599
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2040	500,000	499,601
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2051	2,075,000	2,103,123
Illinois Finance Authority Rev (Moorings of Arlington Hghts Proj.) Series 2025, 5.375% 11/1/2050	455,000	462,176
Illinois Finance Authority Rev (Moorings of Arlington Hghts Proj.) Series 2025, 5.375% 11/1/2055	345,000	349,420
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	2,195,000	1,601,779
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	4,750,000	3,343,418
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	5,570,000	4,852,898
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	10,000,000	10,219,349
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2052	3,500,000	3,539,577
Upper Ill Riv Vy Dev Auth Rev Series 2018, 5% 12/1/2043	400,000	405,049
Upper Ill Riv Vy Dev Auth Rev Series 2018, 5% 12/1/2048	250,000	251,061
TOTAL HEALTH CARE		59,378,220
Housing - 0.1%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2018A, 4.5% 10/1/2048	350,000	354,818
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	120,000	120,851
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021A, 3% 4/1/2051	400,000	397,650
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	345,000	327,244
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	2,155,000	2,140,404
Illinois Housing Development Authority 6.25% 10/1/2052	400,000	430,122
Illinois Housing Development Authority Series 2023 A, 4.8% 10/1/2043	2,725,000	2,821,711
Illinois Housing Development Authority Series 2023 A, 4.9% 4/1/2047	710,000	724,609
Illinois Housing Development Authority Series 2023 K, 5.25% 10/1/2043	1,000,000	1,062,328
Illinois Housing Development Authority Series 2024 A, 6% 10/1/2054	880,000	964,372
Illinois Housing Development Authority Series 2025 G, 6.25% 4/1/2056	1,750,000	2,039,066
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	1,248,098	1,186,553
TOTAL HOUSING		12,569,728
Industrial Development - 0.0%
Illinois Dev Fin Auth Envirn Facs Rev (CITGO Petroleum Corp Proj.) Series 2002, 8% 6/1/2032 (h)	245,000	245,412
Illinois Finance Authority Rev 5% 10/1/2044 (b)	650,000	661,595
Illinois Finance Authority Rev 5% 10/1/2049 (b)	800,000	774,411
TOTAL INDUSTRIAL DEVELOPMENT		1,681,418
Lease Revenue - 0.0%
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2042	350,000	343,727
Illinois St Gen. Oblig. Series OCT 2020 C, 4.25% 10/1/2045	800,000	777,935
Northern Ill Univ Ctfs Partn Series 2024, 5.5% 4/1/2049 (Build America Mutual Assurance Co Insured)	1,500,000	1,580,480
TOTAL LEASE REVENUE		2,702,142
Other - 0.1%
Aurora IL Gen. Oblig. Series 2025A, 4% 12/30/2043	1,810,000	1,793,835
City of Marion IL Sales Tax Revenue 6.375% 6/1/2045	595,000	605,098
Illinois Finance Authority Rev 6% 10/1/2045 (b)	700,000	719,730
Illinois Finance Authority Rev 6.125% 10/1/2050 (b)	375,000	380,850
Illinois Finance Authority Rev 6.125% 5/15/2035	1,045,000	1,135,718
Illinois Finance Authority Rev 6.125% 5/15/2036	1,215,000	1,317,919
Illinois Finance Authority Rev Series 2021 A, 5% 5/15/2032	135,000	140,208
Illinois Finance Authority Rev Series 2021 A, 5% 5/15/2033	145,000	150,323
Illinois Finance Authority Rev Series 2022, 5% 3/1/2034	90,000	94,320
Illinois Finance Authority Rev Series 2022, 5% 3/1/2038	110,000	112,374
Illinois Finance Authority Rev Series 2022, 5% 3/1/2042	70,000	69,202
Illinois Finance Authority Rev Series 2022, 5% 3/1/2047	125,000	117,557
Illinois Finance Authority Rev Series 2022, 5% 3/1/2052	110,000	99,575
Illinois Finance Authority Rev Series 2025, 5.75% 10/1/2045 (b)	425,000	428,673
Illinois Finance Authority Rev Series 2025, 6% 10/1/2050 (b)	325,000	325,217
Illinois Housing Development Authority Series 2024 C, 4.7% 10/1/2044	1,895,000	1,946,780
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 3% 12/1/2041	3,680,000	3,137,495
Lake Cnty Ill Cmnty Cons Sch Dist No 102 Aptakisic-Tripp Series 2023, 5.25% 5/1/2043	2,635,000	2,840,625
Northeastern Ill Univ Ctfs 5.75% 7/1/2045	305,000	331,055
Springfield IL Elec Rev 3% 3/1/2037 (Build America Mutual Assurance Co Insured)	2,000,000	1,951,379
Will Cnty Ill Sch Dist No 086 Joliet Series 2024, 4% 1/1/2049 (Build America Mutual Assurance Co Insured)	455,000	431,233
Will Cnty Ill Sch Dist No 114 Manhattan Series 2022, 5.5% 1/1/2049 (Build America Mutual Assurance Co Insured)	300,000	320,357
TOTAL OTHER		18,449,523
Special Tax - 1.4%
Bridgeview Fin Corp Ill Salestax Rev Series 2017 A, 5% 12/1/2042	350,000	352,812
Chicago IL Board of Education Series 2016, 5.75% 4/1/2035	1,670,000	1,703,957
Chicago IL Board of Education Series 2017, 5% 4/1/2042	380,000	381,904
Chicago IL Board of Education Series 2017, 5% 4/1/2046	920,000	918,643
Chicago IL Board of Education Series 2023, 5% 4/1/2045	1,955,000	2,014,652
Chicago IL Board of Education Series 2023, 5.75% 4/1/2048	9,325,000	9,925,242
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2038	475,000	450,497
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2039	1,000,000	936,594
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2040	265,000	244,450
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2041	1,965,000	1,803,841
Chicago Ill Tran Auth Sales Tax Rcpts Rev 4% 12/1/2049	1,205,000	1,082,262
Chicago Ill Tran Auth Sales Tax Rcpts Rev 5% 12/1/2057	2,115,000	2,153,131
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2017, 5% 12/1/2051	1,060,000	1,063,311
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 4% 12/1/2050 (Build America Mutual Assurance Co Insured)	1,635,000	1,507,959
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 4% 12/1/2055	675,000	582,296
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 5% 12/1/2045	390,000	403,765
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 5% 12/1/2055	360,000	364,450
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	7,805,000	8,784,169
Cook Cnty Ill Sales Tax Rev Series 2018, 4% 11/15/2037	750,000	757,672
Cook Cnty Ill Sales Tax Rev Series 2021 A, 4% 11/15/2040	665,000	671,718
Cook Cnty Ill Sales Tax Rev Series 2021 A, 4% 11/15/2041	905,000	910,645
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5.25% 11/15/2045	1,150,000	1,228,006
Cook Cnty Ill Sales Tax Rev Series 2025, 5% 11/15/2045	2,290,000	2,444,966
Cook Cnty Ill Sales Tax Rev Series 2025, 5% 11/15/2046	3,600,000	3,800,982
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	1,920,000	1,908,809
Macon Cnty Ill Sch Dist No 061 Decatur Series 2020 C, 4% 1/1/2035 (Assured Guaranty Inc Insured)	400,000	403,140
Macon Cnty Ill Sch Dist No 061 Decatur Series 2020 C, 4% 1/1/2045 (Assured Guaranty Inc Insured)	250,000	247,209
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (c)	3,840,000	3,340,338
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2032 (National Public Finance Guarantee Corporation Insured) (c)	11,400,000	9,278,849
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (c)	11,815,000	9,277,433
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (c)	50,000	36,201
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (c)	215,000	148,653
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (c)	8,240,000	5,697,205
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (National Public Finance Guarantee Corporation Insured) (c)	500,000	328,967
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (c)	420,000	263,455
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2039 (c)	1,235,000	737,787
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2040 (c)	1,040,000	585,703
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2041 (c)	775,000	417,080
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2050 (c)	1,200,000	367,149
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (c)	3,925,000	1,140,667
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (c)	810,000	760,180
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2034 (National Public Finance Guarantee Corporation Insured) (c)	1,600,000	1,232,839
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (c)	3,750,000	2,774,933
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (c)	625,000	442,367
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (c)	5,000,000	3,538,937
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (c)	200,000	135,062
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (National Public Finance Guarantee Corporation Insured) (c)	1,000,000	642,440
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2039 (c)	455,000	278,575
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (c)	555,000	321,232
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (c)	410,000	225,021
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Inc Insured) (c)	12,710,000	6,291,376
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Inc Insured) (c)	250,000	116,086
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Inc Insured) (c)	9,890,000	4,306,998
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (c)	5,625,000	2,288,949
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (c)	1,190,000	454,259
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	2,140,000	2,111,851
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	4,650,000	4,154,497
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	16,800,000	14,479,980
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2042	1,805,000	1,880,474
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	9,740,000	9,770,262
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 1998 B, 5.5% 6/15/2029	820,000	861,494
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 12/15/2040 (Assured Guaranty Inc Insured) (c)	1,300,000	742,825
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 A, 0% 12/15/2056 (c)	1,090,000	253,790
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2054 (Build America Mutual Assurance Co Insured) (c)	3,050,000	788,536
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Inc Insured) (c)	4,250,000	989,550
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	405,000	412,351
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	40,000	41,561
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2028	110,000	114,190
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	80,000	82,773
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2032	50,000	51,665
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	50,000	51,525
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017A, 0% 12/15/2056 (Build America Mutual Assurance Co Insured) (c)	1,100,000	256,119
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017A, 5% 6/15/2057	3,255,000	3,248,971
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	5,725,000	5,014,686
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 5% 12/15/2045	105,000	106,788
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series A, 0% 12/15/2052 (Assured Guaranty Inc Insured) (c)	800,000	229,929
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series A, 5% 6/15/2053	895,000	894,082
Regional Transn Auth IL 5.5% 6/1/2027	720,000	737,215
Regional Transn Auth IL 6% 7/1/2029 (National Public Finance Guarantee Corporation Insured)	4,235,000	4,511,076
Regional Transn Auth IL 6% 7/1/2033 (Financial Guaranty Ins CO Insured)	590,000	691,374
Regional Transn Auth IL Series 2016 A, 4% 6/1/2046	2,190,000	2,044,912
Sales Tax Securitization Corp Series 2018C, 5.25% 1/1/2034	850,000	906,515
Sales Tax Securitization Corp Series 2018C, 5.25% 1/1/2048 (Build America Mutual Assurance Co Insured)	5,640,000	5,752,036
Sales Tax Securitization Corp Series 2018C, 5.5% 1/1/2033	1,000,000	1,078,205
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2031	2,410,000	2,689,031
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2036	1,690,000	1,901,549
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	9,330,000	10,679,280
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	1,000,000	1,111,478
Sangamon County Water Reclamation District Gen. Oblig. Series 2019 A, 4% 1/1/2049	400,000	373,077
Schaumburg Cook & Dupage Counties IL 6.125% 12/30/2038 (b)	500,000	508,925
Village of Bellwood IL Series 2024, 5% 12/1/2038	825,000	884,457
Village of Bellwood IL Series 2024, 5% 12/1/2039	220,000	234,776
Village of Lincolnwood Il Series B, 5.75% 12/1/2043 (b)	1,200,000	1,230,497
TOTAL SPECIAL TAX		184,348,125
Transportation - 0.8%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2040 (h)	2,805,000	3,066,975
Chicago IL Midway Arpt Rev Series 2023A, 5.75% 1/1/2048 (Build America Mutual Assurance Co Insured) (h)	1,025,000	1,099,604
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036	1,500,000	1,545,324
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (h)	365,000	371,370
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (h)	305,000	310,846
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	75,000	76,681
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (h)	330,000	335,888
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (h)	495,000	503,222
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (h)	365,000	370,800
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (h)	450,000	456,621
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036	145,000	154,043
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (h)	245,000	248,355
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (h)	245,000	248,355
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	210,000	222,368
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (h)	40,000	40,848
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (h)	50,000	51,039
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	735,000	746,783
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	90,000	91,049
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (h)	2,500,000	2,489,965
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2037 (h)	3,680,000	3,846,652
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2038 (h)	2,880,000	3,001,518
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2039 (h)	2,415,000	2,510,512
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2048 (h)	705,000	711,443
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	45,000	45,974
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2037 (h)	1,000,000	1,088,396
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2038 (h)	1,000,000	1,082,200
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2039 (h)	1,400,000	1,507,683
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2041 (h)	2,000,000	2,130,101
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.5% 1/1/2048 (h)	4,235,000	4,137,297
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 4.625% 1/1/2053 (h)	2,325,000	2,252,252
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.5% 1/1/2053 (Assured Guaranty Inc Insured) (h)	4,500,000	4,662,698
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.5% 1/1/2055 (h)	3,240,000	3,363,841
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2038 (Build America Mutual Assurance Co Insured)	785,000	871,986
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2043 (Build America Mutual Assurance Co Insured)	605,000	656,448
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (h)	795,000	893,664
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (h)	1,780,000	1,957,828
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2043 (h)	730,000	790,648
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2048 (h)	1,000,000	1,038,989
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2053 (h)	1,935,000	2,033,496
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2059 (h)	2,075,000	2,166,962
Chicago IL O'Hare Intl Arpt Rev Series 2024 B, 5.5% 1/1/2059	3,500,000	3,716,069
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2035 (h)	750,000	862,887
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (h)	760,000	850,114
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2039 (h)	2,250,000	2,499,318
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2040 (h)	1,285,000	1,444,221
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2028 (h)	2,000,000	2,087,246
Chicago IL O'Hare Intl Arpt Rev Series 2025 A, 5.25% 1/1/2042 (h)	1,510,000	1,666,534
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.5% 1/1/2048 (h)	2,735,000	2,922,189
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2047	2,320,000	2,335,260
Chicago IL O'Hare Intl Arpt Rev Series G, 5% 1/1/2047 (h)	395,000	396,348
Chicago IL O'Hare Intl Arpt Rev Series G, 5% 1/1/2052 (h)	365,000	365,617
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2033 (h)	155,000	161,525
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (h)	320,000	329,682
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2048 (h)	1,180,000	1,186,371
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2039 (h)	1,400,000	1,599,049
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) Series 2025, 5.5% 7/1/2041 (h)	1,640,000	1,850,659
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2012, 4.8% tender 12/1/2043 (b)(g)(h)	6,060,000	6,361,772
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2017, 4.8% tender 12/1/2043 (b)(g)(h)	4,690,000	4,923,549
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	1,250,000	1,251,708
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	910,000	911,866
Illinois St Toll Hwy Auth Hwy Rev Series 2014C, 5% 1/1/2037	1,475,000	1,477,493
Illinois St Toll Hwy Auth Hwy Rev Series 2015A, 5% 1/1/2037	700,000	701,182
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2042	5,425,000	5,600,129
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2040	1,445,000	1,527,245
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	65,000	70,878
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	805,000	870,004
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	2,135,000	2,295,509
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	7,155,000	7,497,433
Illinois St Toll Hwy Auth Hwy Rev Series 2025A, 5% 1/1/2045	1,500,000	1,629,769
Illinois St Toll Hwy Auth Hwy Rev Series 2025A, 5% 1/1/2047	2,730,000	2,911,377
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2029 (Build America Mutual Assurance Co Insured)	140,000	143,290
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2030 (Build America Mutual Assurance Co Insured)	180,000	184,232
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2032 (Build America Mutual Assurance Co Insured)	250,000	254,463
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2034 (Build America Mutual Assurance Co Insured)	370,000	375,918
Western Illinois Economic Development Authority Gen. Oblig. Series 2019B, 4% 12/1/2036 (Build America Mutual Assurance Co Insured)	425,000	429,531
TOTAL TRANSPORTATION		116,871,161
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2023A, 5.25% 1/1/2053 (Assured Guaranty Inc Insured)	1,750,000	1,830,315
Chicago IL Wastewater Transmission Rev Series 2023A, 5.25% 1/1/2058 (Assured Guaranty Inc Insured)	3,000,000	3,129,919
Chicago IL Wastewater Transmission Rev Series 2023A, 5.5% 1/1/2062 (Assured Guaranty Inc Insured)	3,050,000	3,215,550
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2027	600,000	613,416
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2028	600,000	629,378
Chicago IL Wastewater Transmission Rev Series A, 5% 1/1/2047	385,000	386,905
Chicago IL Wastewater Transmission Rev Series A, 5.25% 1/1/2042 (Assured Guaranty Inc Insured)	1,400,000	1,419,982
Chicago IL Wastewater Transmission Rev Series B, 5% 1/1/2036	970,000	988,751
Chicago IL Wastewater Transmission Rev Series B, 5% 1/1/2038	240,000	243,951
Chicago IL Wtr Rev Series 2017 2, 5% 11/1/2032 (Assured Guaranty Inc Insured)	240,000	249,904
Chicago IL Wtr Rev Series 2017 2, 5% 11/1/2034 (Assured Guaranty Inc Insured)	1,445,000	1,499,799
Chicago IL Wtr Rev Series 2017 2, 5% 11/1/2037 (Assured Guaranty Inc Insured)	575,000	593,588
Chicago IL Wtr Rev Series 2017, 5% 11/1/2029	240,000	250,246
Chicago IL Wtr Rev Series 2023 A, 5.25% 11/1/2048 (Assured Guaranty Inc Insured)	3,720,000	3,920,885
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2038 (Assured Guaranty Inc Insured)	1,150,000	1,268,699
Grand Prairie Water Commission Series 2025, 5.25% 1/1/2055	750,000	792,629
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	405,000	414,482
TOTAL WATER & SEWER		21,448,399
TOTAL ILLINOIS		759,795,637
Indiana - 0.8%
Education - 0.0%
Ball State University Indiana Series S, 4% 7/1/2036	435,000	446,002
Indiana Fin Auth Edl Facs Rev 5.75% 6/1/2048	1,630,000	1,759,514
Indiana Fin Auth Edl Facs Rev Series 2021, 5% 10/1/2028	50,000	51,005
Indiana Fin Auth Edl Facs Rev Series 2021, 5% 10/1/2033	35,000	35,690
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5% 6/1/2043	855,000	884,710
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5% 6/1/2053	890,000	891,813
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5.125% 6/1/2058	1,700,000	1,701,003
Purdue University Series DD, 5% 7/1/2034	145,000	153,741
Purdue University Series DD, 5% 7/1/2035	285,000	301,495
Purdue University Series DD, 5% 7/1/2036	310,000	326,934
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	125,000	116,673
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2040	125,000	130,763
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	1,290,000	1,334,814
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2037	680,000	693,378
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	60,000	63,796
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	50,000	53,692
St Joseph Cnty Ind Edl Fac Rev Series 1996, 6.5% 3/1/2026	210,000	210,099
TOTAL EDUCATION		9,155,122
Electric Utilities - 0.1%
Indiana Fin Auth Midwestern Disaster Relief Revenue Ohio Vly Elec Corp (Ohio Valley Electric Corp Proj.) Series 2012 A, 4.25% 11/1/2030	3,095,000	3,231,605
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2032	225,000	235,598
Indiana Mun Pwr Agy Pwr Supply Series 2017A, 5% 1/1/2034	110,000	114,600
Indiana Mun Pwr Agy Pwr Supply Series 2025A, 5% 1/1/2043 (Assured Guaranty Inc Insured)	2,250,000	2,476,584
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (g)	210,000	209,575
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (g)(h)	945,000	943,239
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 2.07% 10/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (g)	3,000,000	3,000,000
TOTAL ELECTRIC UTILITIES		10,211,201
Escrowed/Pre-Refunded - 0.0%
Indiana St Fin Auth Rev Series D, 5% 8/1/2036 (Pre-refunded to 8/1/2026 at 100)	1,605,000	1,623,798
General Obligations - 0.0%
Crown Point IN Multi-Sch Bldg Corp Series 2021, 5% 1/15/2040	1,500,000	1,616,348
Eastern Howard Ind Third Millennium Sch Bldg Corp Series 2021, 3% 7/15/2039	1,205,000	1,127,375
Greater Clark Bldg Corp Ind Series 2022, 6% 1/15/2042	925,000	1,063,642
Noblesville Ind Multi Sch Bldg Corp 3% 7/15/2039	705,000	661,421
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,895,000	2,206,474
TOTAL GENERAL OBLIGATIONS		6,675,260
Health Care - 0.3%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	360,000	334,353
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2043	755,000	799,576
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	1,660,000	1,711,551
Indiana Fin Auth Health Fac Rev Series 2017 A, 5% 8/15/2051	1,270,000	1,279,908
Indiana Fin Auth Health Fac Rev Series 2024 A, 5.5% 3/1/2044	650,000	691,752
Indiana Fin Auth Health Fac Rev Series 2024 A, 5.75% 3/1/2054	1,635,000	1,700,939
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	2,270,000	2,060,481
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 A, 4% 12/1/2049	4,990,000	4,612,032
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023A, 5% 10/1/2041	1,250,000	1,377,302
Indiana Fin Auth Health Sys Rev 5.25% 10/1/2044	1,800,000	1,993,651
Indiana Fin Auth Health Sys Rev Series 2023B 2, 5% tender 10/1/2060 (g)	1,630,000	1,783,222
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2028	25,000	26,701
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2029	80,000	87,323
Indiana Fin Auth Hosp Rev (Parkview Health System Proj.) 5% 11/1/2030	20,000	22,251
Indiana Fin Auth Hosp Rev Series 2020 A, 4% 7/1/2045	1,205,000	1,092,797
Indiana Fin Auth Hosp Rev Series 2022, 4.25% 1/1/2047 (Assured Guaranty Inc Insured)	535,000	521,370
Indiana Fin Auth Hosp Rev Series 2024A, 5.5% 9/15/2039	700,000	764,517
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2025A 1, 5% 11/15/2043	1,000,000	1,100,515
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	160,000	162,044
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2027	185,000	187,404
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	185,000	187,291
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	170,000	172,071
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2031	100,000	101,209
Indiana St Fin Auth Rev Series 2018A, 5% 11/15/2053	650,000	633,341
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (b)	480,000	420,610
TOTAL HEALTH CARE		23,824,211
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	730,000	723,891
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	225,000	223,602
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	5,000	5,018
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	70,000	70,534
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2028	20,000	20,925
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 1/1/2029	20,000	21,382
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2028	20,000	21,172
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 5% 7/1/2029	15,000	16,210
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2020 B 1, 3.25% 7/1/2049	145,000	144,885
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2024 C 1, 4.7% 7/1/2049	3,030,000	3,053,908
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2025 C 1, 4.85% 7/1/2045	2,000,000	2,048,295
TOTAL HOUSING		6,349,822
Industrial Development - 0.1%
City of Valparaiso IN Series 2024, 4.5% 1/1/2034 (b)(h)	830,000	865,891
City of Valparaiso IN Series 2024, 5% 1/1/2054 (b)(h)	3,235,000	3,208,737
Indiana St Fin Auth Environmental Rev Series 2021 A, 4.125% 12/1/2026	1,945,000	1,952,739
Indiana St Fin Auth Pollution Ctl Rev (Ohio Valley Electric Corp Proj.) Series 2010 B, 2.5% 11/1/2030	385,000	374,832
Mount Vernon Ind Environmentalimpt Rev Series 2015, 4.25% tender 9/1/2055 (g)(h)	250,000	255,098
Warrick Cnty Ind Environmental Impt Rev Series 2015, 4.25% tender 9/1/2055 (g)(h)	250,000	255,098
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (g)(h)	1,600,000	1,610,140
Whiting Ind Environmental Facs Series 2015, 4.4% tender 11/1/2045 (BP PLC Guaranteed) (g)(h)	2,775,000	2,949,596
TOTAL INDUSTRIAL DEVELOPMENT		11,472,131
Lease Revenue - 0.0%
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.75% 1/15/2063 (Build America Mutual Assurance Co Insured)	4,110,000	4,543,141
Other - 0.1%
Indiana Fin Auth Edl Facs Rev Series 2022A, 5.5% 7/1/2052	5,600,000	5,706,233
Indiana Fin Auth Student Hsg Rev 5.625% 7/1/2050	500,000	493,159
Indiana Fin Auth Student Hsg Rev Series 2024A, 5% 7/1/2059	725,000	723,337
Indiana Finance Authority 5.5% 10/1/2055	1,600,000	1,707,628
Indiana St Fin Auth Rev Series 2025 A, 5.25% 3/1/2050	960,000	975,164
Indiana St Fin Auth Rev Series 2025B, 5% 5/1/2040	940,000	993,952
TOTAL OTHER		10,599,473
Resource Recovery - 0.0%
East Chicago Ind Solid Waste Disp Rev Series 1998, 5.5% 9/1/2028 (h)	245,000	242,683
Special Tax - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis Marion Cnty Bldg Auth Proj.) Series 2019 A, 5% 2/1/2049	995,000	1,015,193
Indianapolis IN Loc Pub Impt Bd Bank Series 2023D, 6% 2/1/2048	1,250,000	1,394,764
Indianapolis IN Loc Pub Impt Bd Bank Series 2023E, 6.125% 3/1/2057	375,000	394,814
Indianapolis IN Loc Pub Impt Bd Bank Series 2023F 1, 5.25% 3/1/2067 (Build America Mutual Assurance Co Insured)	2,005,000	2,095,051
Whitestown Ind Economic Dev Rev Series 2026, 6% 9/1/2050 (b)	600,000	602,643
TOTAL SPECIAL TAX		5,502,465
Transportation - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (h)	120,000	120,287
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (h)	120,000	120,237
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (h)	150,000	150,285
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (h)	340,000	340,537
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2028 (h)	3,695,000	3,856,864
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2025 B 2, 5.25% 1/1/2045 (h)	1,475,000	1,581,441
Northern Indiana Commuter Transportation District Series 2016, 5% 7/1/2041	600,000	601,282
TOTAL TRANSPORTATION		6,770,933
Water & Sewer - 0.2%
Carmel IN Wtrwks Rev Series 2024 C, 5.25% 5/1/2047 (Build America Mutual Assurance Co Insured)	300,000	316,419
Carmel IN Wtrwks Rev Series 2024 C, 5.25% 5/1/2051 (Build America Mutual Assurance Co Insured)	1,375,000	1,435,514
Indiana Finance Authority (Citizens Energy Group Water Proj.) Series 2023A, 5% 10/1/2033	1,400,000	1,639,248
Indiana Finance Authority 5.25% 10/1/2047	1,900,000	1,996,119
Indiana Finance Authority Series 2016 A, 5% 10/1/2046	2,800,000	2,813,294
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	1,235,000	1,328,030
Indiana Finance Authority Series 2023A, 5% 10/1/2035	1,100,000	1,274,142
Indiana Finance Authority Series 2023A, 5% 10/1/2036	1,000,000	1,149,314
Indiana Finance Authority Series 2023A, 5% 10/1/2037	625,000	712,998
Indiana Finance Authority Series 2023A, 5% 10/1/2039	1,000,000	1,127,580
TOTAL WATER & SEWER		13,792,658
TOTAL INDIANA		110,762,898
Iowa - 0.1%
Education - 0.0%
Iowa Higher Ed Ln Auth Rev (Des Moines Iowa University Proj.) Series 2020, 4% 10/1/2045	650,000	578,212
Iowa Higher Ed Ln Auth Rev (Des Moines Iowa University Proj.) Series 2020, 4% 10/1/2050	120,000	100,721
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5.25% 10/1/2040	1,895,000	2,040,857
Iowa Higher Ed Ln Auth Rev 5% 10/1/2047	180,000	181,378
Iowa Higher Ed Ln Auth Rev Series 2022, 4.75% 10/1/2042	170,000	172,473
Iowa Higher Ed Ln Auth Rev Series 2022, 5.375% 10/1/2052	200,000	202,916
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 4.5% 12/1/2045 (h)	1,187,000	1,252,265
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2019 B, 5% 12/1/2029 (h)	740,000	794,595
Iowa Student Ln Liquidity Corp Series 2019 B, 3% 12/1/2039 (h)	15,000	14,786
Iowa Student Ln Liquidity Corp Series 2019 C, 3.5% 12/1/2044 (h)	1,250,000	1,025,740
Iowa Student Ln Liquidity Corp Series 2024 C, 5% 12/1/2054 (h)	295,000	284,627
TOTAL EDUCATION		6,648,570
Escrowed/Pre-Refunded - 0.0%
Iowa Fin Auth Midwestern Disaster Area Rev Series 2022, 5% 12/1/2050 (Pre-refunded to 12/1/2032 at 100)	1,130,000	1,317,973
General Obligations - 0.0%
Coralville Iowa Series 2017B, 4.25% 5/1/2037	150,000	139,323
Waukee IA Cmnty Sch Dist 2% 6/1/2037	1,000,000	832,636
TOTAL GENERAL OBLIGATIONS		971,959
Health Care - 0.0%
Iowa Fin Auth Health Facs Rev Series 2025, 5.75% 12/1/2055	650,000	678,411
Iowa Fin Auth Sr Hsg Rev Series 2018A, 5% 3/1/2033	165,000	166,790
Iowa Fin Auth Sr Hsg Rev Series 2018A, 5% 3/1/2038	130,000	130,977
Iowa Fin Auth Sr Hsg Rev Series 2018A, 5% 3/1/2048	240,000	232,220
Iowa Financial Auth Sr Living Fac Rev Series 2025, 5.75% 10/1/2055	380,000	389,306
TOTAL HEALTH CARE		1,597,704
Housing - 0.0%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2018 A, 4% 7/1/2047	40,000	40,229
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2021 A, 3% 1/1/2047	400,000	399,700
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2021 B, 2% 7/1/2036	1,100,000	943,105
Iowa Fin Auth Single Family Mtg Rev Series 2020 A, 3.75% 1/1/2050	435,000	438,031
TOTAL HOUSING		1,821,065
Other - 0.0%
Coralville Iowa 5% 5/1/2042	300,000	303,872
Iowa Fin Auth Single Family Mtg Rev Series 2019 E, 1.87% 1/1/2049 VRDN (g)	200,000	200,000
TOTAL OTHER		503,872
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2034	705,000	722,686
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2036	705,000	711,216
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2039	1,155,000	1,145,325
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2049	1,290,000	1,103,725
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2032	635,000	697,612
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021B 2 CL 2, 0% 6/1/2065 (c)	6,535,000	966,290
TOTAL TOBACCO BONDS		5,346,854
Water & Sewer - 0.0%
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2035	365,000	324,136
Cedar Rapids IA Swr Rev Series 2021 C, 2% 6/1/2038	390,000	320,478
TOTAL WATER & SEWER		644,614
TOTAL IOWA		18,852,611
Kansas - 0.2%
Education - 0.0%
Sedgwick Cnty KS Pub Bldg Commn Rev Series 2014 3, 5% 2/1/2039	1,050,000	1,051,788
Sedgwick Cnty KS Pub Bldg Commn Rev Series 2014 3, 5% 2/1/2044	725,000	726,189
TOTAL EDUCATION		1,777,977
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2040	480,000	480,443
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2045	725,000	725,451
TOTAL ELECTRIC UTILITIES		1,205,894
General Obligations - 0.0%
Lyon Cnty Kans Uni Sch Dist No 253 Emporia 4% 9/1/2039	640,000	645,299
Lyon Cnty Kans Uni Sch Dist No 253 Emporia Series 2019, 4% 9/1/2033	110,000	111,961
Sedgwick Cnty KS Usd #266 Series 2019 A, 4% 9/1/2031	240,000	245,559
Sedgwick Cnty KS Usd #266 Series 2019 A, 4% 9/1/2032	180,000	183,889
TOTAL GENERAL OBLIGATIONS		1,186,708
Health Care - 0.0%
Hutchinson Kans Hosp Facs Rev Series 2016, 5% 12/1/2036	275,000	272,508
Hutchinson Kans Hosp Facs Rev Series 2016, 5% 12/1/2041	300,000	280,180
Lenexa KS Health Care Fac Rev Series 2018 A, 5% 5/15/2030	175,000	178,803
Lenexa KS Health Care Fac Rev Series 2018 A, 5% 5/15/2032	160,000	163,310
Lenexa KS Health Care Fac Rev Series 2018 A, 5% 5/15/2039	165,000	167,024
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019A, 5% 9/1/2048	2,870,000	2,911,260
Wichita Kans Health Care Facs Rev Series 2018 I, 4.625% 5/15/2041	30,000	28,525
Wichita Kans Health Care Facs Rev Series 2018 I, 5% 5/15/2033	230,000	232,680
Wichita Kans Health Care Facs Rev Series 2018 I, 5% 5/15/2038	365,000	366,458
Wichita Kans Health Care Facs Rev Series 2018 I, 5% 5/15/2047	150,000	133,530
TOTAL HEALTH CARE		4,734,278
Lease Revenue - 0.0%
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2032	215,000	225,806
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2033	230,000	241,010
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2034	240,000	250,996
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2036	265,000	275,628
TOTAL LEASE REVENUE		993,440
Other - 0.0%
Manhattan Kans Health Care Fac Rev 5.5% 6/1/2055	1,050,000	1,063,958
Manhattan Kans Health Care Fac Rev 5.5% 6/1/2060	1,900,000	1,915,716
Topeka Kans Health Care Facs Rev 6.25% 12/1/2042	340,000	358,777
Topeka Kans Health Care Facs Rev 6.5% 12/1/2052	630,000	645,013
TOTAL OTHER		3,983,464
Special Tax - 0.2%
City of Overland Park KS 6.5% 11/15/2042 (b)	4,850,000	5,116,199
Kansas St Dept Transn Hwy Rev Series 2025A, 5% 9/1/2033	7,515,000	8,878,797
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2038	295,000	304,839
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2044	495,000	500,558
Overland Park KS Dev Corp Rev Series 2019, 5% 3/1/2049	975,000	968,035
Wyandotte Cnty Kansas City KA Unified Gov Spl Oblig Rev Series 2015, 0% 9/1/2034 (b)(c)	2,100,000	1,214,144
Wyandotte Cnty Kansas City KA Unified Gov Spl Oblig Rev Series 2026, 4.75% 3/1/2041 (b)(k)	745,000	746,846
Wyandotte Cnty Kansas City KA Unified Gov Spl Oblig Rev Series A, 5.75% 9/1/2032	780,000	763,280
Wyandotte County-Kansas City Unified Government Series 2018, 4.5% 6/1/2040	60,000	60,194
TOTAL SPECIAL TAX		18,552,892
TOTAL KANSAS		32,434,653
Kentucky - 0.8%
Education - 0.0%
Boyle Cnty KY Edl Facs Rev (Centre College Proj.) Series 2017, 5% 6/1/2037	115,000	116,923
Campbellsville KY Indl Bldg Rev Series 2017, 5% 3/1/2039	300,000	296,481
Columbia KY Edl Dev Rev Series 2019, 5% 12/1/2033	300,000	308,100
Kentucky Higher Ed Student Ln Corp Student Ln Rev Series 2019B 1, 5% 6/1/2036 (h)	1,380,000	1,445,081
Kentucky State University Series 2021, 4% 11/1/2051 (Build America Mutual Assurance Co Insured)	45,000	41,705
TOTAL EDUCATION		2,208,290
Electric Utilities - 0.0%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (g)	500,000	494,816
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2019 A, 4% 9/1/2045	750,000	684,293
Louisville/Jefferson Cnty KY Metro Govt Polluction Ctl Rev Series 2005 A, 1.75% tender 2/1/2035 (g)	1,385,000	1,381,820
Trimble Cnty KY Pollutn Ctl (Louisville Gas & Electric Co Proj.) Series 2016 A, 1.3% tender 9/1/2044 (g)(h)	2,500,000	2,433,609
TOTAL ELECTRIC UTILITIES		4,994,538
General Obligations - 0.6%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% 12/1/2033 (Jefferies Financial Group Inc Guaranteed)	3,755,000	4,001,251
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (g)	4,615,000	4,944,901
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (g)	3,435,000	3,518,548
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (g)	6,810,000	6,853,175
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 2, U.S. SOFR Index + 1.2%, 3.659% tender 8/1/2052 (g)(j)	1,950,000	1,960,204
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (g)	7,970,000	8,767,387
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024B, 5% tender 1/1/2055 (BP PLC Guaranteed) (g)	3,600,000	3,924,225
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (g)	2,915,000	3,150,473
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025C, 5% 5/1/2036 (BP PLC Guaranteed)	19,100,000	20,993,907
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	125,000	125,573
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	65,000	68,861
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	765,000	810,261
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	70,000	74,114
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	30,000	31,733
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	190,000	200,744
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033 (Build America Mutual Assurance Co Insured)	170,000	179,281
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034 (Build America Mutual Assurance Co Insured)	190,000	200,035
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	115,000	120,502
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	100,000	104,449
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	255,000	265,112
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2034	80,000	82,061
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	25,000	25,561
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2036	65,000	66,217
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2037	80,000	81,297
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2038	35,000	35,488
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	285,000	305,642
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2030	120,000	128,574
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2027	70,000	71,281
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2035	2,250,000	2,660,922
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2039	1,410,000	1,613,843
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2024A, 5% 7/1/2027	2,250,000	2,331,038
TOTAL GENERAL OBLIGATIONS		67,696,660
Health Care - 0.2%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	170,000	173,081
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2035	135,000	136,558
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2036	50,000	50,405
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	35,000	35,226
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2038	195,000	195,895
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	175,000	182,310
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2032	100,000	107,755
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2040	65,000	65,062
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Inc Insured)	1,110,000	1,041,287
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	55,000	58,949
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	1,260,000	1,295,474
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2012, 5.375% 11/15/2042	635,000	571,246
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2012, 5.5% 11/15/2045	230,000	199,468
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2016 A, 6.25% 11/15/2046	590,000	422,949
Kentucky Econ Dev Fin Auth Hlth Care Rev Series 2016 A, 6.375% 11/15/2051	820,000	575,530
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2032	150,000	154,908
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2033	75,000	77,349
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2035	85,000	87,365
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2041	900,000	919,241
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) Series 2017 B, 5% 8/15/2046	570,000	576,752
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) 5.25% 6/1/2050	3,405,000	3,404,911
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	5,000	5,006
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	5,000	5,006
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	5,000	5,006
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	5,000	5,006
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	5,000	5,006
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2037	2,180,000	2,200,352
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2041	1,995,000	2,008,813
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5% 6/1/2045	3,320,000	3,328,854
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 5.25% 6/1/2041	2,005,000	2,030,488
Kentucky Econ Dev Fin Auth Series 2016 A, 5% 5/15/2046	995,000	846,641
Kentucky Econ Dev Fin Auth Series 2016 A, 5% 5/15/2051	520,000	419,507
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 4% 10/1/2039	240,000	241,401
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2033	245,000	248,112
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	1,525,000	1,613,372
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2038	360,000	379,683
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (g)	505,000	542,991
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (g)	420,000	425,715
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2016 A, 5% 10/1/2026	360,000	365,347
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	3,785,000	3,133,281
TOTAL HEALTH CARE		28,141,308
Other - 0.0%
Boyle Cnty KY Edl Facs Rev Series 2023A, 5.25% 6/1/2049	700,000	715,157
Kentucky Municipal Energy Agency 5% 1/1/2055 (Assured Guaranty Inc Insured)	2,250,000	2,302,371
TOTAL OTHER		3,017,528
Resource Recovery - 0.0%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2006 B, 2.125% 10/1/2034 (h)	1,540,000	1,363,272
City of Henderson KY Series 2022 A, 4.45% 1/1/2042 (b)(h)	300,000	303,252
City of Henderson KY Series 2022 A, 4.7% 1/1/2052 (b)(h)	1,785,000	1,703,646
City of Henderson KY Series 2022B, 4.45% 1/1/2042 (b)(h)	1,010,000	1,020,949
City of Henderson KY Series 2022B, 4.7% 1/1/2052 (b)(h)	495,000	472,439
TOTAL RESOURCE RECOVERY		4,863,558
Special Tax - 0.0%
Kentucky Economic Dev Fin Auth Louisville Arena Proj Rev (Louisville Arena Authority Inc Proj.) Series 2017 A, 5% 12/1/2045 (Assured Guaranty Inc Insured)	940,000	953,086
Kentucky Economic Dev Fin Auth Louisville Arena Proj Rev (Louisville Arena Authority Inc Proj.) Series 2017 A, 5% 12/1/2047 (Assured Guaranty Inc Insured)	190,000	190,068
TOTAL SPECIAL TAX		1,143,154
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	195,000	195,363
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	185,000	185,390
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	185,000	185,383
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2033	75,000	75,151
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2038	45,000	47,584
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2039	45,000	47,463
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2044	125,000	129,348
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2019, 5% 1/1/2049	160,000	162,724
TOTAL TRANSPORTATION		1,028,406
TOTAL KENTUCKY		113,093,442
Louisiana - 0.4%
Education - 0.0%
Jefferson Parish LA Economic Dev & Port Dist Rev Series 2018A, 5.5% 6/15/2038 (b)	335,000	338,973
Jefferson Parish LA Economic Dev & Port Dist Rev Series 2018A, 5.625% 6/15/2048 (b)	395,000	391,130
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2018, 5% 10/1/2048 (Assured Guaranty Inc Insured)	545,000	549,088
Louisiana Pub Facs Auth Rev (Loyola University, LA Proj.) Series 2017, 5.25% 10/1/2046 (i)	2,110,000	2,135,324
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	245,000	250,044
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	240,000	244,845
Louisiana Pub Facs Rev (Loyola University, LA Proj.) Series 2021, 4% 10/1/2041	235,000	222,473
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2020 A, 5% 4/1/2045	1,045,000	1,084,152
Louisiana Pub Facs Rev Series 2025, 6.15% 6/15/2055 (b)	1,500,000	1,539,427
TOTAL EDUCATION		6,755,456
General Obligations - 0.0%
Shreveport LA Gen. Oblig. Series 2024, 5% 3/1/2054 (Assured Guaranty Inc Insured)	3,235,000	3,324,875
Health Care - 0.0%
Louisiana Loc Govt Environmental Facs & Cmnty Dev Auth Retirement Facs Rev Series 2019A, 5% 1/1/2049	595,000	470,176
Louisiana Loc Govt Environmental Facs & Cmnty Series 2015A, 6% 11/15/2035	120,000	120,088
Louisiana Loc Govt Environmental Facs & Cmnty Series 2015A, 6.25% 11/15/2045	765,000	765,112
Louisiana Loc Govt Environmental Facs & Cmnty Series A, 5.625% 6/1/2045	930,000	768,649
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	2,190,000	1,583,677
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	300,000	300,121
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2032	95,000	101,564
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2033	75,000	80,017
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2034	90,000	95,798
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	55,000	56,566
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	250,000	187,429
Louisiana Pub Facs Rev Series 2017, 4% 5/15/2042	750,000	737,260
TOTAL HEALTH CARE		5,266,457
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	655,000	723,182
Louisiana Pub Facs Auth Lease Series 2016 A, 5% 7/1/2046	1,145,000	1,145,421
Louisiana Pub Facs Rev Series 2020 A 1, 5.1% 1/1/2057 (b)	1,980,000	1,498,817
Louisiana Pub Facs Rev Series 2020 A 1, 5.375% 1/1/2040 (b)	860,000	701,688
Louisiana Pub Facs Rev Series 2020 A 1, 5.5% 1/1/2050 (b)	590,000	452,352
TOTAL HOUSING		4,521,460
Industrial Development - 0.2%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2017, 3.5% 11/1/2032	1,000,000	999,639
Louisiana St Offshore Term Auth Deepwtr Prot Rev Series 2013A, 4.2% tender 9/1/2033 (g)	1,000,000	1,028,078
St James Parish LA Rev (Nustar Logistics Lp Proj.) Series 2008, 6.1% tender 6/1/2038 (b)(g)	740,000	824,367
St James Parish LA Rev (Nustar Logistics LP Proj.) Series 2010, 6.35% 7/1/2040 (b)	750,000	829,402
St James Parish LA Rev (Nustar Logistics Lp Proj.) Series 2010B, 6.1% tender 12/1/2040 (b)(g)	975,000	1,086,927
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (g)	2,000,000	2,009,527
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series 2017B 2, 2.375% tender 6/1/2037 (g)	1,495,000	1,493,704
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (g)	2,380,000	2,376,579
St John Baptist Parish LA Rev Series 2017 C, 3.3% tender 6/1/2037 (g)	4,075,000	4,145,752
TOTAL INDUSTRIAL DEVELOPMENT		14,793,975
Other - 0.0%
Capital Area Finance Authority 6.5% 4/1/2054	1,975,000	2,231,983
Port New Orlns LA Brd Commrs Port Fac Rev 5.5% 4/1/2051 (Assured Guaranty Inc Insured) (h)	410,000	434,460
Port New Orlns LA Brd Commrs Port Fac Rev 5.5% 4/1/2054 (Assured Guaranty Inc Insured) (h)	530,000	559,858
TOTAL OTHER		3,226,301
Resource Recovery - 0.0%
LA Pfa Swd Rev Series 2023, 6.75% tender 10/1/2053 (b)(g)(h)	2,800,000	2,971,719
Special Tax - 0.0%
Lafayette Parish LA Sch Brd 4% 4/1/2048	1,900,000	1,810,497
Lafayette Parish LA Sch Brd 4% 4/1/2053	1,900,000	1,753,164
TOTAL SPECIAL TAX		3,563,661
Transportation - 0.2%
Louisiana Pub Facs Rev Series 2024, 5% 9/1/2066 (h)	4,000,000	3,881,973
Louisiana Pub Facs Rev Series 2024, 5.5% 9/1/2054 (h)	500,000	513,683
Louisiana Pub Facs Rev Series 2024, 5.75% 9/1/2064 (h)	3,810,000	3,964,458
New Orleans Aviation Board Series 2018A, 5% 10/1/2048 (Assured Guaranty Inc Insured)	255,000	259,017
New Orleans LA Aviation Board 5% 1/1/2027 (h)	60,000	61,196
New Orleans LA Aviation Board 5% 1/1/2027 (h)	50,000	50,997
New Orleans LA Aviation Board 5% 1/1/2028 (h)	90,000	91,422
New Orleans LA Aviation Board 5% 1/1/2028 (h)	30,000	30,474
New Orleans LA Aviation Board 5% 1/1/2031 (h)	80,000	81,426
New Orleans LA Aviation Board 5% 1/1/2032 (h)	50,000	50,871
New Orleans LA Aviation Board 5% 1/1/2033 (h)	125,000	127,099
New Orleans LA Aviation Board 5% 1/1/2033 (h)	85,000	86,428
New Orleans LA Aviation Board 5% 1/1/2034 (h)	150,000	152,430
New Orleans LA Aviation Board 5% 1/1/2034 (h)	25,000	25,404
New Orleans LA Aviation Board 5% 1/1/2035 (h)	50,000	50,774
New Orleans LA Aviation Board 5% 1/1/2036 (h)	115,000	116,673
New Orleans LA Aviation Board 5% 1/1/2037 (h)	705,000	714,539
New Orleans LA Aviation Board 5% 1/1/2037 (h)	185,000	187,503
New Orleans LA Aviation Board 5% 1/1/2038 (h)	365,000	369,601
New Orleans LA Aviation Board Series 2017 A, 5% 1/1/2043	550,000	555,440
New Orleans LA Aviation Board Series 2017 B, 5% 1/1/2048 (h)	1,080,000	1,082,546
Port New Orlns LA Brd Commrs Port Fac Rev Series 2020 E, 5% 4/1/2044 (h)	1,000,000	1,023,862
TOTAL TRANSPORTATION		13,477,816
Water & Sewer - 0.0%
East Baton Rouge LA Swr Commn Series 2021A, 1.3% tender 2/1/2041 (g)	2,010,000	1,917,080
Shreveport LA Wtr & Swr Rev Series 2017A, 5% 12/1/2041 (Assured Guaranty Inc Insured)	565,000	580,714
Shreveport LA Wtr & Swr Rev Series 2019 B, 4% 12/1/2044 (Assured Guaranty Inc Insured)	210,000	208,849
Shreveport LA Wtr & Swr Rev Series 2019 B, 4% 12/1/2049 (Assured Guaranty Inc Insured)	265,000	243,832
TOTAL WATER & SEWER		2,950,475
TOTAL LOUISIANA		60,852,195
Maine - 0.1%
Education - 0.0%
Maine Fin Auth Student Ln Rev Series 2021 A 1, 5% 12/1/2028 (Assured Guaranty Inc Insured) (h)	105,000	110,356
Maine Fin Auth Student Ln Rev Series 2021 A 1, 5% 12/1/2029 (Assured Guaranty Inc Insured) (h)	105,000	111,404
Maine Fin Auth Student Ln Rev Series 2021 A 1, 5% 12/1/2030 (Assured Guaranty Inc Insured) (h)	105,000	112,798
Maine Fin Auth Student Ln Rev Series CL A 20244 1, 4.5% 12/1/2038 (Assured Guaranty Inc Insured) (h)	960,000	982,266
Maine Fin Auth Student Ln Rev Series CL A 20244 1, 4.5% 12/1/2039 (Assured Guaranty Inc Insured) (h)	860,000	877,784
Maine Fin Auth Student Ln Rev Series CL A 20244 1, 5% 12/1/2045 (Assured Guaranty Inc Insured) (h)	300,000	307,957
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 4% 7/1/2051	1,000,000	862,498
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	85,000	86,244
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	60,000	60,790
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	125,000	126,310
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	40,000	40,306
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	65,000	66,935
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	50,000	51,500
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	140,000	143,763
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	90,000	92,162
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	1,485,000	1,562,299
TOTAL EDUCATION		5,595,372
General Obligations - 0.0%
Auburn ME 2.25% 11/1/2039	2,640,000	2,136,582
Brunswick ME 2.375% 11/1/2037	330,000	293,629
TOTAL GENERAL OBLIGATIONS		2,430,211
Health Care - 0.1%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2030	65,000	69,056
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2031	60,000	63,662
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2034	110,000	116,077
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2035	155,000	163,120
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2036	180,000	188,863
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2037	170,000	177,770
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2018A, 5% 7/1/2038	125,000	130,298
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2038	265,000	269,290
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2039	330,000	333,939
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2040	465,000	468,171
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2050	1,660,000	1,489,263
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	350,000	308,121
TOTAL HEALTH CARE		3,777,630
Housing - 0.0%
Maine Hsg Auth Mtg Series 2020 C, 4% 11/15/2050	235,000	238,011
Maine Hsg Auth Mtg Series 2025E, 4.9% 11/15/2055	1,575,000	1,589,927
TOTAL HOUSING		1,827,938
Other - 0.0%
Maine Fin Auth Rev Series 2025, 5.5% 7/1/2055	1,355,000	1,442,697
Resource Recovery - 0.0%
Maine Fin Auth Solid Waste Dis Series 2024, 4.625% tender 12/1/2047 (b)(g)(h)	1,005,000	1,050,298
Transportation - 0.0%
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2033	40,000	42,379
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2034	55,000	58,172
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2035	60,000	63,302
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2036	110,000	115,748
Maine Turnpike Auth Rev Bonds Series 2018, 5% 7/1/2047	30,000	30,632
TOTAL TRANSPORTATION		310,233
TOTAL MAINE		16,434,379
Maryland - 0.9%
Education - 0.1%
Chestertown MD Economic Dev Proj Rev Series 2025, 6.5% 3/1/2050	2,615,000	2,662,949
Frederick Cnty MD Edl Facs Rev Series 2017 A, 5% 9/1/2045 (b)	1,200,000	1,084,319
Maryland Economic Dev Corp St (Umd Stud Hsg Proj.) 5% 6/1/2043 (Assured Guaranty Inc Insured)	240,000	240,657
Maryland Economic Dev Corp St Series 2020, 5% 7/1/2056	1,900,000	1,875,378
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2038	500,000	500,558
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2046	1,050,000	958,879
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2051	2,345,000	2,054,836
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	1,020,000	874,891
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	125,000	132,033
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	20,000	21,644
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	320,000	343,500
Maryland Health & Higher Educational Facilities Authority Series 2023, 5.25% 7/1/2033 (b)	400,000	418,466
University MD Sys Auxiliary Fac & Tuition Series 2024 A, 4% 4/1/2043	1,160,000	1,181,802
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	315,000	319,002
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	335,000	339,182
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	355,000	359,345
TOTAL EDUCATION		13,367,441
General Obligations - 0.1%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	2,540,000	2,513,940
Anne Arundel Cnty MD Gen. Oblig. Series 2023, 5% 10/1/2046	2,195,000	2,353,348
City of Baltimore MD 5% 6/1/2051	600,000	602,615
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2047	5,050,000	5,260,402
Maryland St Stad Auth Hagerstown Multi-Use Sports & Events Fac Lease Rev (State of Maryland Proj.) Series 2022 A, 5% 6/1/2052	1,195,000	1,228,746
Montgomery Cnty MD Gen. Oblig. Series 2021 A, 2% 8/1/2041	3,000,000	2,317,193
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2027	1,740,000	1,816,211
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2026	1,000,000	1,001,047
Washington Suburban Sanitary Dist MD 4% 6/1/2045	1,475,000	1,483,998
Washington Suburban Sanitary Dist MD Series 2016 SECOND, 5% 6/1/2038	2,485,000	2,498,361
Washington Suburban Sanitary Dist MD Series 2025, 4% 6/1/2051	4,000,000	3,884,993
TOTAL GENERAL OBLIGATIONS		24,960,854
Health Care - 0.3%
Baltimore Cnty MD Crest Vlg (Oak Crest Village Inc Proj.) 4% 1/1/2045	250,000	235,727
City of Rockville MD (Ingleside At King Farm Proj.) Series 2017 A-2, 5% 11/1/2035	140,000	142,326
City of Rockville MD (Ingleside At King Farm Proj.) Series B, 5% 11/1/2042	1,280,000	1,285,146
City of Rockville MD Series 2017 B, 4.25% 11/1/2037	75,000	74,915
City of Rockville MD Series 2017 B, 4.5% 11/1/2043	275,000	261,511
City of Rockville MD Series 2017 B, 5% 11/1/2047	935,000	881,014
City of Rockville MD Series A 1, 5% 11/1/2031	210,000	214,390
City of Rockville MD Series A 2, 5% 11/1/2029	70,000	71,466
City of Rockville MD Series A 2, 5% 11/1/2031	85,000	86,777
City of Rockville MD Series A 2, 5% 11/1/2032	70,000	71,430
City of Rockville MD Series A-1, 5% 11/1/2037	315,000	318,931
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	2,815,000	2,059,812
Maryland Health & Higher Educational Facilities Authority (Kennedy Krieger Institute Inc Proj.) Series 2025A, 5.25% 7/1/2051	725,000	746,825
Maryland Health & Higher Educational Facilities Authority (Kennedy Krieger Institute Inc Proj.) Series 2025A, 5.5% 7/1/2056	870,000	907,031
Maryland Health & Higher Educational Facilities Authority (Tidalhealth Proj.) Series 2025 C, 5.5% 7/1/2055 (Assured Guaranty Inc Insured)	1,670,000	1,797,871
Maryland Health & Higher Educational Facilities Authority Series 2021 B, 4% 1/1/2051	700,000	645,634
Maryland St Hlth & HI Ed Facs (Lifebridge Health Proj.) Series 2015, 5% 7/1/2047	2,610,000	2,610,749
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 5% 5/15/2045	1,550,000	1,564,616
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	255,000	254,524
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2032	85,000	85,623
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2033	215,000	216,529
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2035	225,000	226,458
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2036	210,000	211,273
Maryland St Hlth & HI Ed Facs Series 2016 A, 5.5% 1/1/2036	2,475,000	2,521,246
Maryland St Hlth & HI Ed Facs Series 2016 A, 5.5% 1/1/2046	4,680,000	4,721,388
Maryland St Hlth & HI Ed Facs Series 2017 B, 5% 7/1/2038	1,030,000	1,046,077
Montgomery Cnty MD Econ Dev Series 2018 A, 5.375% 7/1/2048	915,000	827,943
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2026	245,000	245,271
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2027	255,000	257,464
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2030	285,000	294,778
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2031	155,000	161,000
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2036	985,000	1,004,798
Washington Cnty MD Economic Dev Rev Series 2021, 4% 5/1/2042	2,010,000	1,997,606
TOTAL HEALTH CARE		28,048,149
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	55,000	55,131
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2027	45,000	46,709
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	5,000	5,301
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	725,000	795,531
Maryland Community Development Administration Series 2018 A, 4.5% 9/1/2048	320,000	325,828
Maryland Department of Housing & Community Development Series 2025 G, 6.25% 9/1/2056	900,000	1,048,722
Maryland Economic Dev Corp St Series 2015, 5% 6/1/2029 (b)	335,000	335,395
Maryland Economic Dev Corp St Series 2015, 5% 6/1/2033 (b)	360,000	360,362
Maryland Economic Dev Corp St Series 2016, 5% 6/1/2035 (Assured Guaranty Inc Insured)	645,000	648,397
TOTAL HOUSING		3,621,376
Industrial Development - 0.0%
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2027	210,000	211,996
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2028	280,000	285,918
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2033	1,750,000	1,786,709
Gaithersburg MD Eco Dev Rev Bd Series 2018 A, 5% 1/1/2036	85,000	86,759
Maryland St Econ Dev Corp Econ Series 2022A, 5% 12/31/2042	1,000,000	1,048,275
Maryland St Econ Dev Corp Econ Series 2022A, 5.25% 6/30/2053	1,500,000	1,535,876
Maryland St Econ Dev Corp Rev Series 2006B, 4.1% tender 10/1/2036 (g)	800,000	823,971
TOTAL INDUSTRIAL DEVELOPMENT		5,779,504
Other - 0.0%
Maryland Economic Dev Corp St Series 2024, 5.125% 7/1/2059 (Assured Guaranty Inc Insured)	725,000	739,875
Maryland Economic Dev Corp St Series 2024, 5.25% 7/1/2064 (Assured Guaranty Inc Insured)	990,000	1,024,669
Westminster MD Proj Rev Series 2014A, 6.25% 7/1/2044	510,000	510,256
TOTAL OTHER		2,274,800
Special Tax - 0.2%
Baltimore Hotel Corp Series 2017, 5% 9/1/2026	100,000	100,694
Baltimore Hotel Corp Series 2017, 5% 9/1/2033	210,000	213,636
Baltimore Hotel Corp Series 2017, 5% 9/1/2034	765,000	777,347
Baltimore Hotel Corp Series 2017, 5% 9/1/2036	870,000	881,453
Baltimore Hotel Corp Series 2017, 5% 9/1/2039	500,000	504,619
Baltimore Hotel Corp Series 2017, 5% 9/1/2042	1,135,000	1,141,737
Baltimore Hotel Corp Series 2017, 5% 9/1/2046	3,685,000	3,664,746
Brunswick MD Spl Oblig Series 2019, 4% 7/1/2029	65,000	65,473
Brunswick MD Spl Oblig Series 2019, 5% 7/1/2036	84,000	86,168
City of Baltimore MD (Baltimore Tif Res Ph1 Proj.) 5% 9/1/2038	330,000	334,290
County of Frederick MD Series 2020 B, 4.625% 7/1/2043 (b)	455,000	458,489
Howard Cnty MD Spl Oblig Series 2017 A, 4.5% 2/15/2047 (b)	235,000	224,000
Maryland Econ Dev Corp Pkg Facs Rev Series 2018 C, 4% 6/1/2038	35,000	33,435
Maryland Econ Dev Corp Pkg Facs Rev Series 2018 C, 4% 6/1/2048	115,000	95,442
Maryland Econ Dev Corp Pkg Facs Rev Series 2018 C, 4% 6/1/2058	265,000	205,116
Maryland Econ Dev Corp Pkg Facs Rev Series 2018A, 5% 6/1/2058	715,000	719,097
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2040	485,000	467,385
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2050	2,145,000	1,814,791
Maryland St Dept Transn Cons Series 2019, 2.125% 10/1/2031	1,000,000	963,116
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2034	530,000	557,648
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2035	1,180,000	1,239,132
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2042	1,710,000	1,767,726
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2051 (c)	1,355,000	410,718
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2052 (c)	2,040,000	586,819
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2053 (c)	1,010,000	276,125
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2054 (c)	1,490,000	386,951
Maryland St Stad Auth Rev Series 2022C, 0% 5/1/2055 (c)	925,000	228,123
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	555,000	539,291
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2035	160,000	170,632
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2037	135,000	141,524
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2038	145,000	151,122
State of Maryland Built to Learn Revenue Series 2022 A, 4% 6/1/2047	1,665,000	1,577,366
TOTAL SPECIAL TAX		20,784,211
Transportation - 0.2%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5.25% 6/30/2055 (h)	7,355,000	7,365,981
Maryland Economic Development Corp Series 2022 A, 5% 11/12/2028 (h)	2,750,000	2,765,390
Maryland Economic Development Corp Series 2022B, 5.25% 6/30/2047 (h)	1,165,000	1,181,925
Maryland Economic Development Corp Series 2022B, 5.25% 6/30/2052 (h)	1,000,000	1,003,567
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (h)	1,270,000	1,131,420
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2046 (h)	5,015,000	5,157,220
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2049 (Assured Guaranty Inc Insured) (h)	3,300,000	3,480,661
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2054 (Assured Guaranty Inc Insured) (h)	500,000	523,252
Maryland St Dept Transn Spl Transn Proj Rev 4% 8/1/2037 (h)	640,000	651,981
Maryland St Dept Transn Spl Transn Proj Rev 4% 8/1/2038 (h)	575,000	583,693
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2027	140,000	143,210
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2028	210,000	220,120
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	530,000	555,168
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2032	145,000	151,419
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	1,085,000	1,126,746
Maryland St Transn Auth Series 2020, 5% 7/1/2040	315,000	339,383
Maryland Trans Auth Psngr Fac Chrg Rev Series 2019, 3% 6/1/2036 (h)	1,220,000	1,161,839
Prince George's County Revenue Authority Series 2016, 4.75% 7/1/2036 (b)	245,000	245,155
Prince George's County Revenue Authority Series 2016, 5% 7/1/2046 (b)	350,000	350,030
TOTAL TRANSPORTATION		28,138,160
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2019 A, 4% 7/1/2049	1,385,000	1,303,507
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	1,415,000	1,404,755
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 5% 7/1/2050	1,555,000	1,599,814
Baltimore MD Proj Rev Series 2014C, 5% 7/1/2033	945,000	947,528
Baltimore MD Proj Rev Series C, 5% 7/1/2031	635,000	638,892
TOTAL WATER & SEWER		5,894,496
TOTAL MARYLAND		132,868,991
Maryland,Virginia - 0.0%
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority Series 2021 A, 4% 7/15/2039	1,000,000	1,027,940
Massachusetts - 1.6%
Education - 0.3%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	4,180,000	4,581,600
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	3,070,000	2,117,106
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	2,315,000	2,010,329
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	3,055,000	2,727,188
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2028	35,000	35,981
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2029	30,000	31,159
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2021, 4% 7/1/2051	1,110,000	931,102
Massachusetts Development Finance Agency (Worcester Polytech Inst, MA Proj.) Series 2017 B, 5% 9/1/2042	2,135,000	2,172,702
Massachusetts Development Finance Agency Series 2017 B, 5% 7/1/2042	580,000	581,698
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (h)	475,000	487,569
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue N Proj.) Series 2024 B, 5% 7/1/2030 (h)	500,000	539,129
Massachusetts Ed Ln Auth Ed Ln 4.25% 7/1/2046 (h)	1,790,000	1,640,110
Massachusetts Ed Ln Auth Ed Ln 5% 7/1/2054 (h)	1,470,000	1,429,225
Massachusetts Ed Ln Auth Ed Ln Series 2018 C, 4.125% 7/1/2046 (h)	2,180,000	1,927,256
Massachusetts Ed Ln Auth Ed Ln Series 2019C, 3.75% 7/1/2047 (h)	2,430,000	2,029,561
Massachusetts Ed Ln Auth Ed Ln Series 2021 C, 3% 7/1/2051 (h)	950,000	651,714
Massachusetts Ed Ln Auth Ed Ln Series 2021B, 2% 7/1/2037 (h)	65,000	55,570
Massachusetts Ed Ln Auth Ed Ln Series 2022C, 4.125% 7/1/2052 (h)	2,210,000	1,859,739
Massachusetts Ed Ln Auth Ed Ln Series 2025 B, 5.5% 7/1/2055 (h)	1,805,000	1,876,054
Massachusetts St Dev Fin Agy Rev (Bentley University Proj.) Series 2016, 5% 7/1/2040	4,335,000	4,356,725
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	120,000	121,816
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	185,000	187,485
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	200,000	202,643
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) 5% 10/1/2046	1,205,000	1,211,892
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5.25% 1/1/2042	50,000	50,272
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	155,000	158,645
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) 4% 10/1/2046	165,000	138,557
Massachusetts St Dev Fin Agy Rev (Emmanuel College Proj.) Series 2016A, 5% 10/1/2043	750,000	746,955
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	255,000	255,438
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2048	2,100,000	2,019,321
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	125,000	126,183
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	125,000	126,108
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	135,000	136,177
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2030	65,000	65,546
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	150,000	151,203
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	155,000	156,164
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2033	75,000	75,522
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2046	240,000	234,362
Massachusetts St Dev Fin Agy Rev Series 2015, 5% 5/1/2041	300,000	300,159
Massachusetts St Dev Fin Agy Rev Series 2016, 5% 1/1/2040	530,000	533,832
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 4.25% 7/1/2034 (b)	500,000	521,062
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2044 (b)	120,000	122,654
Massachusetts St Dev Fin Agy Rv (Chf Merrimack Inc Proj.) Series 2024A, 5% 7/1/2054 (b)	2,625,000	2,577,538
Massachusetts St Dev Fin Agy Rv (Suffolk Univ, MA Proj.) Series 2025, 5.5% 7/1/2045	1,270,000	1,336,918
University Mass Bldg Auth Proj Series 2017 1, 5.25% 11/1/2042	3,305,000	3,399,925
TOTAL EDUCATION		46,997,894
Electric Utilities - 0.0%
Massachusetts Municipal Wholesale Electric Co Series 2021 A, 4% 7/1/2046	480,000	465,168
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2038	1,200,000	1,362,756
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 5.5% 10/1/2042	955,000	1,051,256
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 6% 10/1/2049	1,000,000	1,081,597
TOTAL ELECTRIC UTILITIES		3,960,777
General Obligations - 0.3%
Massachusetts St Gen. Oblig. 5% 1/1/2049	705,000	725,349
Massachusetts St Gen. Oblig. 5% 4/1/2043	2,000,000	2,251,192
Massachusetts St Gen. Oblig. 5% 4/1/2047	4,595,000	4,946,262
Massachusetts St Gen. Oblig. 5% 7/1/2032	1,250,000	1,459,647
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	220,000	227,394
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2047	2,000,000	1,584,144
Massachusetts St Gen. Oblig. Series 2020C, 3% 3/1/2049	2,335,000	1,815,022
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2049	2,500,000	1,942,334
Massachusetts St Gen. Oblig. Series 2022B, 3% 2/1/2048	2,000,000	1,567,485
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	2,100,000	2,499,631
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2045	5,150,000	5,638,456
Massachusetts St Gen. Oblig. Series 2025 C, 5% 6/1/2043	7,500,000	8,456,544
Somerville MA Series 2020, 2.125% 10/15/2039	1,125,000	945,725
Stoneham Mass Series 2022, 2.25% 1/15/2040	500,000	425,004
Stoneham Mass Series 2022, 2.25% 1/15/2041	3,630,000	3,013,432
Worcester MA Gen. Oblig. Series 2022, 3% 2/1/2037 (Assured Guaranty Inc Insured)	250,000	248,280
TOTAL GENERAL OBLIGATIONS		37,745,901
Health Care - 0.5%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (b)	7,475,000	7,482,553
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2053	1,850,000	1,862,830
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	70,000	70,571
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	85,000	87,867
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2031	240,000	259,257
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2032	240,000	258,384
Massachusetts Development Finance Agency (Boston Medical Center Proj.) 4.375% 7/1/2052	1,600,000	1,451,631
Massachusetts Development Finance Agency (Boston Medical Center Proj.) 5.25% 7/1/2052	3,450,000	3,438,661
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 1, 1.9% 3/1/2048, LOC TD Bank NA VRDN (g)	2,400,000	2,400,001
Massachusetts Development Finance Agency (Childrens Hospital, Ma Proj.) Series 2024 U 2, 1.9% 3/1/2048, LOC TD Bank NA VRDN (g)	1,800,000	1,800,000
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2039	395,000	399,911
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2044	465,000	465,655
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 4% 10/1/2045 (Assured Guaranty Inc Insured)	400,000	373,883
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 5% 10/1/2032 (Assured Guaranty Inc Insured)	180,000	200,101
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 5% 10/1/2033 (Assured Guaranty Inc Insured)	110,000	121,374
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	680,000	620,911
Massachusetts Development Finance Agency 4% 9/1/2048	335,000	297,463
Massachusetts Development Finance Agency 5.25% 1/1/2050	655,000	621,534
Massachusetts Development Finance Agency Series 2018 J 1, 5% 7/1/2048	640,000	649,018
Massachusetts Development Finance Agency Series 2018, 5% 11/15/2038 (b)	380,000	391,768
Massachusetts Development Finance Agency Series 2018, 5.125% 11/15/2046 (b)	920,000	934,061
Massachusetts Development Finance Agency Series 2019 A, 4% 7/1/2044	475,000	424,037
Massachusetts Development Finance Agency Series 2021, 5% 7/1/2041 (b)	300,000	286,894
Massachusetts Development Finance Agency Series 2022, 5.125% 1/1/2040	405,000	413,676
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2032	270,000	282,555
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	510,000	532,203
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 5% 10/1/2047 (b)	475,000	475,686
Massachusetts St Dev Fin Agy Rev (Newbridge On The Charles Proj.) 5% 10/1/2057 (b)	4,315,000	4,218,309
Massachusetts St Dev Fin Agy Rev (Tufts Medicine Proj.) Series 2013G, 5% 7/1/2037	570,000	570,046
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	205,000	206,424
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2038	275,000	278,037
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2046	465,000	465,171
Massachusetts St Dev Fin Agy Rv (Beth Israel Lahey Health Proj.) Series N, 5.5% 7/1/2050 (Assured Guaranty Inc Insured)	6,795,000	7,409,550
Massachusetts St Dev Fin Agy Rv (Beth Israel Lahey Health Proj.) Series N, 5.5% 7/1/2055 (Assured Guaranty Inc Insured)	7,150,000	7,703,126
Massachusetts St Dev Fin Agy Rv Series 2026F, 5% 7/1/2046	1,250,000	1,348,000
Massachusetts St Dev Fin Agy Rv Series N, 5.5% 7/1/2055	2,795,000	3,007,739
TOTAL HEALTH CARE		51,808,887
Housing - 0.0%
Massachusetts Development Finance Agency Series 2018, 5% 10/1/2048	350,000	325,236
Massachusetts Development Finance Agency Series 2018, 5% 10/1/2054	600,000	539,943
Massachusetts Housing Finance Agency Series 2020C 1, 2.45% 12/1/2045	1,800,000	1,301,492
Massachusetts St Hsg Fin Agy (Single Family Housing Revenue Proj.) Series 210, 3% 12/1/2036 (h)	960,000	881,176
Massachusetts St Hsg Fin Agy Series 218, 2.4% 6/1/2044	600,000	459,648
TOTAL HOUSING		3,507,495
Other - 0.0%
Marlborough Mass Series 2020, 2.125% 5/15/2035	1,465,000	1,361,706
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2045	320,000	335,111
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2050	225,000	229,962
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2055	210,000	213,298
Massachusetts St Dev Fin Agy Rv Series 2025, 5.5% 6/1/2050	1,000,000	1,079,611
TOTAL OTHER		3,219,688
Special Tax - 0.2%
Mass Bay Tran Auth Sls Tax 5% 7/1/2040	2,000,000	2,097,504
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2031 (c)	2,570,000	2,214,804
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	2,640,000	2,987,423
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	1,140,000	1,211,536
Mass Bay Tran Auth Sls Tax Series 2024 B, 5.25% 7/1/2054	4,400,000	4,700,237
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2037	3,900,000	4,110,112
Massachusetts St Transn Fd Rev Series 2025A, 5% 6/1/2055	4,000,000	4,205,115
TOTAL SPECIAL TAX		21,526,731
Transportation - 0.2%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2035 (h)	105,000	111,545
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2036 (h)	210,000	222,275
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2037 (h)	305,000	321,347
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (h)	1,050,000	1,062,384
Massachusetts St Port Auth Rev 5% 7/1/2041 (h)	4,915,000	5,246,633
Massachusetts St Port Auth Rev 5% 7/1/2046 (h)	2,680,000	2,763,893
Massachusetts St Port Auth Rev 5% 7/1/2051 (h)	6,355,000	6,439,620
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	255,000	257,404
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	130,000	131,191
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	190,000	191,461
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (h)	1,005,000	1,071,911
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2035 (h)	1,000,000	1,063,324
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2036 (h)	170,000	180,103
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2037 (h)	835,000	881,373
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2038 (h)	1,045,000	1,099,505
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2039 (h)	1,700,000	1,783,593
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (h)	1,355,000	1,417,350
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2037 (h)	2,895,000	3,145,955
Massachusetts St Port Auth Rev Series B, 4% 7/1/2046 (h)	2,500,000	2,345,699
TOTAL TRANSPORTATION		29,736,566
Water & Sewer - 0.1%
Boston MA Wtr & Swr Commn Series 2016B, 3% 11/1/2041	3,000,000	2,775,225
Massachusetts Clean Water Trust/The Series 2023, 5% 2/1/2034	1,800,000	2,106,296
Massachusetts Clean Water Trust/The Series 2023, 5% 2/1/2035	1,200,000	1,396,789
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2039	1,965,000	2,168,223
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2032	3,000,000	3,490,344
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2035	3,000,000	3,649,293
Massachusetts St Wtr Res Auth Series 2016C, 4% 8/1/2040	2,710,000	2,714,932
Massachusetts St Wtr Res Auth Series 2016D, 3% 8/1/2042	2,380,000	2,134,493
TOTAL WATER & SEWER		20,435,595
TOTAL MASSACHUSETTS		218,939,534
Michigan - 1.1%
Education - 0.1%
Detroit Svc Learning Academy Mich Pub Sch Academy Rev Series 2021, 4% 7/1/2041	250,000	227,150
Ivywood Classical Academy Mich Series 2023, 5.875% 1/1/2044	1,970,000	1,995,271
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2039	425,000	426,543
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2040	425,000	423,232
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2041	355,000	350,015
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2046	250,000	222,116
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2017, 5.25% 2/1/2032	250,000	252,381
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.25% 11/1/2039	1,500,000	1,597,572
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.375% 11/1/2043	1,000,000	1,038,732
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.5% 11/1/2048	5,300,000	5,401,982
Michigan Finance Authority Series 2015, 5% 12/1/2045	300,000	284,394
Northern MI Univ Revs Series 2025A, 5.5% 6/1/2050	975,000	1,055,772
Oakland Univ Mich Rev Series 2019, 5% 3/1/2031	35,000	37,670
Oakland Univ Mich Rev Series 2019, 5% 3/1/2032	40,000	42,945
Oakland Univ Mich Rev Series 2019, 5% 3/1/2033	40,000	42,811
Oakland Univ Mich Rev Series 2019, 5% 3/1/2034	45,000	48,001
Oakland Univ Mich Rev Series 2019, 5% 3/1/2035	45,000	47,866
Oakland Univ Mich Rev Series 2019, 5% 3/1/2036	50,000	52,983
Oakland Univ Mich Rev Series 2019, 5% 3/1/2037	60,000	63,324
Oakland Univ Mich Rev Series 2019, 5% 3/1/2038	85,000	89,435
Oakland Univ Mich Rev Series 2019, 5% 3/1/2039	60,000	62,984
Oakland Univ Mich Rev Series 2019, 5% 3/1/2040	720,000	753,901
Oakland Univ Mich Rev Series 2019, 5% 3/1/2041	760,000	794,152
University MI Univ Revs Series 2020 A, 4% 4/1/2045	1,060,000	1,065,366
TOTAL EDUCATION		16,376,598
Electric Utilities - 0.0%
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 4.375% 2/28/2054	335,000	316,734
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.5% 2/28/2057	2,405,000	2,503,659
TOTAL ELECTRIC UTILITIES		2,820,393
General Obligations - 0.1%
Detroit MI Gen. Oblig. 5% 4/1/2027	235,000	240,503
Detroit MI Gen. Oblig. 5% 4/1/2037	295,000	305,153
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2032	175,000	193,118
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2034	95,000	104,247
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2036	130,000	141,712
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2038	290,000	313,444
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2040	205,000	219,824
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2045	145,000	151,631
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2050	295,000	304,053
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2046	500,000	511,544
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	50,000	50,592
Detroit MI Gen. Oblig. Series 2023C, 6% 5/1/2043	1,250,000	1,411,351
Detroit Mich Sch Dist Series 2020 A, 5% 5/1/2036	210,000	227,595
Detroit Mich Sch Dist Series 2020 A, 5% 5/1/2037	230,000	248,139
Four Lakes Special Assessment District Series 2025, 5.25% 6/1/2050	6,700,000	7,014,654
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2051 (h)	265,000	270,171
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Inc Insured)	60,000	61,045
Kalamazoo MI Econ Dev Corp Series 2026A, 6.25% 8/15/2061 (b)	1,140,000	1,160,740
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2022 I, 4% 10/15/2052	370,000	342,102
Portage MI Pub Schs 5% 11/1/2030	345,000	346,391
Portage MI Pub Schs 5% 11/1/2033	55,000	55,199
Portage MI Pub Schs 5% 11/1/2036	100,000	100,302
Portage MI Pub Schs 5% 11/1/2037	55,000	55,155
TOTAL GENERAL OBLIGATIONS		13,828,665
Health Care - 0.2%
Calhoun Cnty Mich Hosp Fin Auth Rev Series 2016, 5% 2/15/2037	140,000	140,985
Calhoun Cnty Mich Hosp Fin Auth Rev Series 2016, 5% 2/15/2041	800,000	801,322
Calhoun Cnty Mich Hosp Fin Auth Rev Series 2016, 5% 2/15/2047	2,235,000	2,121,139
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	70,000	67,294
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2026	25,000	25,071
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	40,000	40,794
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2028	60,000	62,063
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2032	300,000	304,001
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2037	165,000	165,899
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2047	390,000	351,007
Grand Parids MI Edc Edr Series 2017 A, 5% 11/1/2052	165,000	143,149
Grand Rapids MI Eda Calder (Beacon Hill At Eastgate Proj.) Series 2025 A, 6% 11/1/2050	240,000	241,856
Grand Rapids MI Eda Calder (Beacon Hill At Eastgate Proj.) Series 2025 A, 6.125% 11/1/2060	5,230,000	5,271,557
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	1,625,000	1,177,658
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2031	225,000	231,380
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2043	365,000	337,181
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2034	950,000	964,673
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2041	520,000	525,320
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	55,000	55,961
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2037	1,030,000	1,042,927
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 4% 11/15/2050	1,085,000	958,681
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) 1.2% tender 10/15/2030 (g)	540,000	517,730
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (g)	680,000	653,570
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015B, 5% 5/15/2035	1,475,000	1,480,351
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	4,500,000	4,278,699
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2037	410,000	432,626
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2038	590,000	620,181
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2039	2,950,000	3,086,731
Michigan Fin Auth Rev (Trinity Health Corp Proj.) Series 2016 MI, 4% 12/1/2045	1,000,000	949,310
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2017 MI, 5% 12/1/2030	210,000	217,040
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2017 MI, 5% 12/1/2031	425,000	438,791
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	50,000	45,066
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2022 MI A, 5% 12/1/2032	1,705,000	1,920,598
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	1,715,000	1,266,748
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 5% 12/1/2041	540,000	569,470
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	175,000	182,626
Saginaw MI Hosp Fin Auth Hosp Series 2026L, 5.25% 7/1/2051	2,965,000	3,130,797
TOTAL HEALTH CARE		34,820,252
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	185,000	185,963
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2023A, 4.7% 12/1/2043	750,000	775,538
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	1,710,000	1,206,678
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2023 A, 5.15% 10/1/2058	2,945,000	3,005,117
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2024A, 4.75% 10/1/2059	5,480,000	5,520,043
Michigan Hsg Dev Auth Rent Hsg Rev Series 2022A, 4.35% 10/1/2047	1,500,000	1,480,258
Michigan Hsg Dev Rental Hsg Series 2014A, 4.625% 10/1/2039	1,000,000	1,000,721
TOTAL HOUSING		13,174,318
Industrial Development - 0.0%
Michigan St Strategic Fd Ltd Oblig Rev Series 2018, 4.125% 6/30/2035 (Assured Guaranty Inc Insured) (h)	1,030,000	1,045,008
Other - 0.0%
Kentwood Mich Economic Dev Series 2019, 5% 11/15/2041	250,000	254,705
Michigan Finance Authority Series 2025, 5.5% 12/1/2045	2,635,000	2,877,890
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 A, 3.75% 4/1/2027	1,415,000	1,415,335
TOTAL OTHER		4,547,930
Special Tax - 0.1%
County of Jackson MI Series 2019, 4% 5/1/2032 (Build America Mutual Assurance Co Insured)	120,000	125,735
County of Jackson MI Series 2019, 4% 5/1/2033 (Build America Mutual Assurance Co Insured)	125,000	130,508
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	350,000	322,176
Michigan St Trunk Line Fd 4% 11/15/2037	2,500,000	2,602,432
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2044	1,500,000	1,494,203
Michigan St Trunk Line Fd Series 2023, 5.25% 11/15/2049	1,500,000	1,604,625
Michigan St Trunk Line Fd Series 2023, 5.5% 11/15/2049	4,500,000	4,890,389
TOTAL SPECIAL TAX		11,170,068
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	715,000	624,271
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	30,000	31,217
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 B, 0% 6/1/2045 (c)	1,700,000	460,242
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 B1 CL2, 5% 6/1/2049	95,000	95,271
Michigan Fin Auth Rev Series 2020 B 2 CL2, 0% 6/1/2065 (c)	10,950,000	1,143,504
Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev 0% 6/1/2046 (c)	10,005,000	1,416,257
Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev 0% 6/1/2052 (c)	3,830,000	488,667
Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev 0% 6/1/2058 (c)	5,030,000	117,137
TOTAL TOBACCO BONDS		4,376,566
Transportation - 0.1%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2043 (h)	1,855,000	1,882,598
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2048 (h)	1,715,000	1,715,839
Wayne Cnty MI Arpt Rev Series 2017C, 5% 12/1/2037 (Assured Guaranty Inc Insured) (b)(h)	2,950,000	3,030,151
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Inc Insured)	150,000	153,004
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Inc Insured)	145,000	147,629
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2028	35,000	36,616
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (h)	75,000	77,784
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (h)	85,000	88,097
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (h)	100,000	103,561
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (h)	80,000	82,746
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	70,000	72,167
Wayne Cnty Mich Arpt Auth Rev Series 2018 B, 5% 12/1/2048 (h)	705,000	712,708
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (h)	565,000	600,159
Wayne Cnty Mich Arpt Auth Rev Series 2023 E, 5% 12/1/2028 (Assured Guaranty Inc Insured) (h)	3,000,000	3,193,096
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.75% 12/1/2050 (h)	2,615,000	2,862,079
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2033	20,000	20,873
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	85,000	88,585
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	80,000	83,220
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2037	30,000	31,084
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (h)	65,000	67,355
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (h)	75,000	77,460
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (h)	80,000	82,499
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (h)	100,000	102,751
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (h)	120,000	122,399
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Inc Insured)	180,000	183,869
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2029	30,000	31,328
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2030	40,000	41,673
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	45,000	46,845
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	45,000	46,787
TOTAL TRANSPORTATION		15,784,962
Water & Sewer - 0.4%
Great Lakes Sewer Auth Mich Series 2022A, 5.25% 7/1/2047	3,225,000	3,418,411
Great Lakes Sewer Auth Mich Series 2022A, 5.25% 7/1/2052	1,170,000	1,224,311
Great Lakes Sewer Auth Mich Series 2023 C, 5.25% 7/1/2048	1,375,000	1,465,794
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	6,435,000	7,648,833
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	1,055,000	1,062,959
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5.25% 7/1/2047	3,000,000	3,179,918
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 B, 5.5% 7/1/2052	4,130,000	4,381,361
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023B, 5.25% 7/1/2048	2,250,000	2,398,572
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2038	3,000,000	3,449,895
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2041	3,405,000	3,905,513
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series A, 5% 7/1/2046	4,265,000	4,278,316
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series B, 5% 7/1/2046	2,725,000	2,733,957
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2036	670,000	675,054
TOTAL WATER & SEWER		39,822,894
TOTAL MICHIGAN		157,767,654
Minnesota - 0.3%
Education - 0.0%
Bethel Minn Charter Sch Lease Rev Series 2024, 5% 7/1/2059	750,000	707,789
Deephaven Minn Charter Sch Lease Rev 6.125% 6/15/2061 (b)	1,200,000	1,123,184
Ham Lake Minn Charter Sch Lease Rev Series 2016 A, 5% 11/1/2047	250,000	244,264
Minneapolis Minn Charter Sch Lease Rev Series 2017 A, 5% 12/1/2047 (b)	300,000	272,500
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	95,000	67,118
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2029	55,000	57,327
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	90,000	93,665
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2032	40,000	41,472
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	50,000	51,734
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	260,000	259,280
Minnesota St Office of Higher Ed Rev Series 2020, 2.65% 11/1/2038 (h)	485,000	460,364
St Paul Minn Hsg & Redev Authcharter Sch Lease Rev Series 2025, 5.5% 9/1/2055	425,000	424,519
St Paul Minn Hsg & Redev Authcharter Sch Lease Rev Series 2025, 5.625% 9/1/2065	455,000	455,339
Woodbury Minn Charter Sch Lease Rev Series 2021A, 4% 7/1/2041	120,000	106,053
Woodbury Minn Charter Sch Lease Rev Series 2021A, 4% 7/1/2051	95,000	71,990
Woodbury Minn Charter Sch Lease Rev Series 2021A, 4% 7/1/2056	80,000	58,171
Woodbury Minn Charter Sch Lease Rev Series 2025 A, 6% 7/1/2065	1,025,000	1,030,436
TOTAL EDUCATION		5,525,205
Escrowed/Pre-Refunded - 0.0%
Duluth Minn Indpt Sch Dist No 709 Ctfs Partn Series 2019 A, 4.2% 3/1/2034 (Pre-refunded to 3/1/2027 at 100)	65,000	66,204
General Obligations - 0.2%
Elk River MN Indp Sch Dist 728 Series 2020 A, 2.25% 2/1/2036	750,000	672,105
Elk River MN Indp Sch Dist 728 Series 2020 A, 2.5% 2/1/2038	1,735,000	1,531,259
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2041	75,000	75,989
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2038	135,000	138,183
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2040	145,000	147,501
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2041	95,000	96,292
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020D, 4% 8/1/2043	110,000	110,778
Moorhead Minn Isd No 152 Series 2020A, 2.5% 2/1/2038	1,780,000	1,590,806
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	1,500,000	1,492,116
Sauk Rapids Minn Isd No 47 Series 2020A, 2.375% 2/1/2036 (Minnesota St Guaranteed)	2,720,000	2,499,687
Washington Cnty Minn Gen. Oblig. Series 2017 A, 2.25% 2/1/2028	1,000,000	993,053
White Bear Lk MN Indpt SD 624 Series 2020A, 2.5% 2/1/2039	1,345,000	1,177,619
White Bear Lk MN Indpt SD 624 Series 2020A, 3% 2/1/2043	750,000	654,319
TOTAL GENERAL OBLIGATIONS		11,179,707
Health Care - 0.1%
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022B, 5.25% 6/15/2052	250,000	259,230
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	540,000	551,265
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2048	680,000	685,290
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2043	595,000	596,421
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	700,000	660,009
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 5% 2/15/2053	900,000	904,384
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 5.25% 2/15/2053	1,775,000	1,790,182
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2031	215,000	213,342
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2036	355,000	341,810
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2041	145,000	129,988
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	1,000,000	1,039,864
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2025, 5.75% 11/1/2055	550,000	554,802
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 4% 5/1/2049	230,000	208,086
TOTAL HEALTH CARE		7,934,673
Housing - 0.0%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	1,155,578	985,657
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	380,000	409,672
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	870,000	956,321
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2024A, 6.25% 1/1/2054	915,000	1,006,451
TOTAL HOUSING		3,358,101
Lease Revenue - 0.0%
Rum River Special Education Cooperative Series 2025A, 5% 2/1/2040	385,000	402,393
Other - 0.0%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2027	30,000	30,725
Woodbury Minn Charter Sch Lease Rev 5.5% 6/1/2055 (b)	750,000	718,957
Woodbury Minn Charter Sch Lease Rev 5.5% 6/1/2063 (b)	1,000,000	943,627
TOTAL OTHER		1,693,309
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2016 C, 5% 1/1/2041	320,000	324,547
Minneapolis Met Airport Commis Series 2016 C, 5% 1/1/2046	640,000	644,961
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2028 (h)	630,000	657,483
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (h)	645,000	713,403
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2037 (h)	1,580,000	1,726,673
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2049 (h)	1,310,000	1,357,368
TOTAL TRANSPORTATION		5,424,435
TOTAL MINNESOTA		35,584,027
Mississippi - 0.1%
Electric Utilities - 0.0%
Mississippi Bus Fin Corp Rev Series 2021, 2.375% 6/1/2044	300,000	202,720
General Obligations - 0.1%
Medical Ctr Edl Bld Crp MS Rev Series 2023A, 4% 6/1/2048	2,820,000	2,700,968
Medical Ctr Edl Bld Crp MS Rev Series 2023A, 4% 6/1/2053	2,145,000	2,004,360
Mississippi Dev Bank Spl Oblg Series 2019, 5% 3/1/2048	850,000	862,929
TOTAL GENERAL OBLIGATIONS		5,568,257
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (Baptist Memorial Hlth Car Corp Proj.) Series A, 5% 9/1/2046	405,000	405,184
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2026	40,000	40,503
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2028	65,000	68,603
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (g)	40,000	40,710
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2035	255,000	270,627
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2039	180,000	187,398
Mississippi Hosp Eq & Facs Aut Series 2019A, 4% 1/1/2039	160,000	161,357
Mississippi Hosp Eq & Facs Aut Series 2019A, 4% 1/1/2040	90,000	90,414
TOTAL HEALTH CARE		1,264,796
Housing - 0.0%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2027	510,000	526,794
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 5% 6/1/2028	40,000	42,261
Mississippi Home Corp Single Family Mtg Rev Series 2018 A, 4% 12/1/2044	90,000	91,054
Mississippi Home Corp Single Family Mtg Rev Series 2024 C, 5% 12/1/2039	1,125,000	1,241,302
Mississippi Home Corp Single Family Mtg Rev Series 2026A, 5.5% 6/1/2045	1,075,000	1,178,297
TOTAL HOUSING		3,079,708
Industrial Development - 0.0%
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev (Chevron Usa Inc Proj.) 2.07% 12/1/2030 (Chevron Corp Guaranteed) VRDN (g)	900,000	900,000
Mississippi Business Fin Corp Miss Gulf Opportunity Zone Indl Dev Rev 2% 11/1/2035 VRDN (g)	300,000	300,000
Warren Cnty Miss Gulf Opportunity Zone 4.2% 5/1/2034	2,000,000	2,151,052
TOTAL INDUSTRIAL DEVELOPMENT		3,351,052
Lease Revenue - 0.0%
County of Warren MS Series 2023, 6% 9/1/2053 (Build America Mutual Assurance Co Insured)	1,020,000	1,106,475
Other - 0.0%
Mississippi Home Corp Multifam Series 06FN Class PT, 4.55% 4/1/2042	1,000,000	1,043,511
Special Tax - 0.0%
Mississippi Dev Bank Series 2010A, 5.25% 1/1/2034	125,000	143,739
Mississippi Dev Bank Spl Obl Series 2020, 5% 9/1/2026	205,000	206,767
TOTAL SPECIAL TAX		350,506
Water & Sewer - 0.0%
Mississippi Dev Bank Spl Oblig Series 2013, 6.75% 12/1/2030 (Assured Guaranty Inc Insured)	240,000	243,606
Mississippi Dev Bank Spl Oblig Series 2013, 6.875% 12/1/2040 (Assured Guaranty Inc Insured)	105,000	106,747
TOTAL WATER & SEWER		350,353
TOTAL MISSISSIPPI		16,317,378
Missouri - 0.5%
Education - 0.0%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 2% 10/1/2035, LOC Wells Fargo Bank NA VRDN (g)	300,000	300,000
Missouri Hlth & Edl Facs Rev Series 2019A, 5% 6/15/2045	250,000	249,918
TOTAL EDUCATION		549,918
General Obligations - 0.1%
Jackson Cnty MO Spl Oblig Series 2032 A, 5.25% 12/1/2058	3,750,000	3,935,321
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City Missouri Proj.) Series 2019 B, 5% 3/1/2037 (h)	1,085,000	1,135,656
Kansas Ind Dev Auth 6% 1/1/2048 (b)	2,050,000	2,103,372
Kearney MO Gen. Oblig. 2% 3/1/2040	1,450,000	1,123,494
Platte Cnty MO Sch Dist Park Hill Series 2017, 3.3% 3/1/2035	2,015,000	2,015,071
St Louis MO Mun Fn Crp Lsehld (St Louis MO Proj.) Series 2020, 5% 10/1/2049 (Assured Guaranty Inc Insured)	635,000	649,208
TOTAL GENERAL OBLIGATIONS		10,962,122
Health Care - 0.3%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2046	240,000	229,272
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2029	80,000	81,960
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	85,000	87,123
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	200,000	204,878
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	390,000	397,352
Kirkwood MO Indl Dev Auth Retirement Cmnty Rev Series 2017 A, 5.25% 5/15/2037	280,000	281,934
Kirkwood MO Indl Dev Auth Retirement Cmnty Rev Series 2017 A, 5.25% 5/15/2042	240,000	240,316
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2017 D, 4% tender 1/1/2058 (g)	1,560,000	1,441,196
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	140,000	140,040
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	140,000	140,046
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2034	175,000	175,258
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 6/1/2031	675,000	717,699
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 3% 6/1/2053	2,000,000	1,463,603
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 4% 6/1/2053	1,400,000	1,227,617
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2023, 5% 12/1/2052	1,400,000	1,452,499
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	1,065,000	946,928
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2054	970,000	844,775
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2014G, 1.5% 6/1/2044 VRDN (g)	2,800,000	2,800,000
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2018A, 4% 11/15/2048	1,060,000	988,812
Missouri Hlth & Edl Facs Rev Series 2019A, 4% 2/15/2044	490,000	466,488
Missouri Hlth & Edl Facs Rev Series 2023, 5.5% 12/1/2048	4,505,000	4,844,571
Missouri St Health & Edl Facs (Lutheran Senior Services Proj.) Series 2019 A, 5% 2/1/2042	675,000	688,824
Missouri St Health & Edl Facs Series 2016 B, 5% 2/1/2035	155,000	155,166
Missouri St Health & Edl Facs Series 2016 B, 5% 2/1/2046	915,000	915,038
Missouri St Health & Edl Facs Series 2021, 4% 2/1/2042	250,000	238,020
Phelps Cnty MO Hosp Rev Series 2025, 5.75% 12/1/2045	1,045,000	1,142,669
Phelps Cnty MO Hosp Rev Series 2025, 6% 12/1/2055	1,975,000	2,114,366
St Louis Cnty MO Indl Dev Auth Health Facs Rev Series 2015 A, 5% 8/15/2030	165,000	165,074
St Louis Cnty MO Indl Dev Auth Health Facs Rev Series 2015 A, 5% 8/15/2035	95,000	95,013
St Louis Cnty MO Indl Dev Auth Health Facs Rev Series 2015 A, 5.125% 8/15/2045	295,000	269,755
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2017, 5% 9/1/2048	2,140,000	2,139,486
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5% 9/1/2038	890,000	913,000
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,755,000	2,762,890
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev Series 2015 A, 5% 12/1/2035	280,000	280,149
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev Series 2015 A, 5.125% 12/1/2045	545,000	544,975
TOTAL HEALTH CARE		31,596,792
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	65,000	65,814
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	1,210,000	1,202,200
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	1,090,000	1,242,193
Missouri St Hsg Dev Com Sf Mtg 2.25% 11/1/2040	2,070,000	1,681,841
Missouri St Hsg Dev Com Sf Mtg 4.25% 5/1/2049	330,000	333,777
Missouri St Hsg Dev Com Sf Mtg Series 2019A, 4.25% 5/1/2047	280,000	284,039
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 4.9% 11/1/2045	1,775,000	1,841,298
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 6% 5/1/2056	2,500,000	2,816,047
TOTAL HOUSING		9,467,209
Industrial Development - 0.0%
Kansas City MO Ld Clearance Redev Auth Proj Rev Series 2018 B, 5% 2/1/2040 (b)	300,000	302,766
St Louis MO Indl Dev Auth Fing Rev Series A, 3.875% 11/15/2029	135,000	130,846
St Louis MO Indl Dev Auth Fing Rev Series A, 4.375% 11/15/2035	710,000	668,344
St Louis MO Indl Dev Auth Fing Rev Series A, 4.75% 11/15/2047	1,595,000	1,405,371
TOTAL INDUSTRIAL DEVELOPMENT		2,507,327
Lease Revenue - 0.0%
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2036	255,000	255,827
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2037	80,000	79,417
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2041	100,000	93,865
Missouri Dev Fin Brd Infrastructure Fac Rev Series 2021, 4% 3/1/2051	290,000	235,845
St Louis MO Ld Clearance Redev Auth Annual Appropriation Redev Rev Series 2022C, 5% 6/1/2041	1,750,000	1,778,721
TOTAL LEASE REVENUE		2,443,675
Other - 0.0%
Maryland Heights MO Indl Dev Auth Rev Series 2018 A, 5% 3/15/2049	250,000	187,546
Missouri Dev Fin Brd Infrastructure Fac Rev 5.5% 12/1/2050	1,050,000	1,127,982
Missouri St Env Imp Env Impt Series 1998C, 2.75% 9/1/2033	1,000,000	961,421
Normandy Schs Collaborative Mont Executive Governing Brd St Louis Cnty 2% 3/1/2041	1,400,000	1,041,787
Platte Cnty MO Reorg Sch Dist No R 3 Series 2025, 6.25% 3/1/2042	1,005,000	1,206,673
Poplar Bluff MO Regl Transn Dev Dist Transn Sales Tax Rev Series 2023B, 4% 12/1/2037	295,000	297,330
Taney Cnty MO Indl Dev Auth Sales Tax Rev Series 2023, 6% 10/1/2049 (b)	775,000	778,273
TOTAL OTHER		5,601,012
Resource Recovery - 0.0%
Missouri St Env Imp Env Impt Series 1998 A, 2.9% 9/1/2033	1,070,000	1,024,007
Missouri St Env Imp Env Impt Series 1998 B, 2.9% 9/1/2033	1,000,000	957,015
TOTAL RESOURCE RECOVERY		1,981,022
Special Tax - 0.0%
Conley Rd Transn Dev Dist MO Transn Sales Tax Rev Series 2017, 5.375% 5/1/2047	245,000	245,061
Plaza at Noah's Ark Community Improvement District Series 2021, 3% 5/1/2030	65,000	63,144
Plaza at Noah's Ark Community Improvement District Series 2021, 3.125% 5/1/2035	45,000	41,696
St Louis MO Indl Dev Auth Tax Increment & Spl Dist Rev Series 2024A, 5.75% 6/15/2054	305,000	309,718
St Louis MO Ld Clearance Redev Auth Annual Appropriation Redev Rev (Missouri St Proj.) 5.375% 6/1/2043	2,060,000	2,068,821
St Louis MO Ld Clearance Redev Auth Annual Appropriation Redev Rev (St Louis MO Proj.) 5.125% 6/1/2046	650,000	649,057
TOTAL SPECIAL TAX		3,377,497
Transportation - 0.0%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (h)	355,000	370,441
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2046 (h)	3,170,000	3,214,446
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2055 (Assured Guaranty Inc Insured) (h)	1,210,000	1,216,996
St Louis MO Arpt Rev 5.25% 7/1/2026 (Assured Guaranty Inc Insured)	350,000	353,494
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2044	80,000	82,210
St Louis MO Arpt Rev Series 2019 A, 5% 7/1/2049	65,000	65,806
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2027	155,000	160,270
St Louis MO Arpt Rev Series 2024B, 5.25% 7/1/2054 (Assured Guaranty Inc Insured) (h)	480,000	496,748
TOTAL TRANSPORTATION		5,960,411
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2028	30,000	31,534
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2033	25,000	26,144
Kansas City MO Wtr Rev 4% 12/1/2032	45,000	48,371
Kansas City MO Wtr Rev 4% 12/1/2034	25,000	26,680
Kansas City MO Wtr Rev 4% 12/1/2036	45,000	47,311
Kansas City MO Wtr Rev 4% 12/1/2037	30,000	31,315
Kansas City MO Wtr Rev 4% 12/1/2039	70,000	72,492
Kansas City MO Wtr Rev 4% 12/1/2040	30,000	30,933
Kansas City MO Wtr Rev 5% 12/1/2028	35,000	37,693
Kansas City MO Wtr Rev 5% 12/1/2029	20,000	22,072
Kansas City MO Wtr Rev 5% 12/1/2030	40,000	45,119
Kansas City MO Wtr Rev 5% 12/1/2035	40,000	44,265
TOTAL WATER & SEWER		463,929
TOTAL MISSOURI		74,910,914
Montana - 0.0%
Health Care - 0.0%
City of Kalispell MT Series 2017 A, 5.25% 5/15/2037	95,000	95,822
City of Kalispell MT Series 2017 A, 5.25% 5/15/2047	1,020,000	975,355
City of Kalispell MT Series 2017 A, 5.25% 5/15/2052	1,060,000	981,112
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	1,750,000	1,277,417
Montana Facility Finance Authority Series 2018 B, 5% 7/1/2048	300,000	302,572
TOTAL HEALTH CARE		3,632,278
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	50,000	50,950
Industrial Development - 0.0%
Forsyth MT Pollution Ctl Rev Series 2023, 3.875% 7/1/2028	560,000	573,156
Other - 0.0%
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2051 (b)	305,000	204,473
Gallatin Cnty Mont Indl Dev Rev 0% 10/15/2055 (b)(i)	275,000	233,707
Montana St Brd Hsg Single Family Mtg 6.25% 6/1/2054	970,000	1,064,054
TOTAL OTHER		1,502,234
TOTAL MONTANA		5,758,618
Nebraska - 0.4%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2033	45,000	45,652
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	120,000	121,634
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	85,000	87,046
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	785,000	568,881
TOTAL EDUCATION		823,213
Electric Utilities - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2031	345,000	380,117
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2033	2,970,000	3,338,554
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2034	180,000	203,785
Lincoln NE Series 2018, 5% 9/1/2031	110,000	112,789
Lincoln NE Series 2018, 5% 9/1/2032	210,000	214,919
Lincoln NE Series 2018, 5% 9/1/2033	125,000	127,846
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2032	95,000	95,169
Nebraska Pub Pwr Dist Rev Series 2016 A, 5% 1/1/2034	55,000	55,090
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	300,000	300,406
Nebraska Pub Pwr Dist Rev Series D, 5% 1/1/2046	965,000	965,519
Omaha Public Power District Series 2021 B, 4% 2/1/2046	2,000,000	1,959,633
Omaha Public Power District Series 2022 A, 5% 2/1/2047	3,250,000	3,423,740
Omaha Public Power District Series 2022 A, 5.25% 2/1/2052	1,000,000	1,053,151
Omaha Public Power District Series 2024 A, 5.5% 2/1/2054	2,000,000	2,158,703
TOTAL ELECTRIC UTILITIES		14,389,421
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (h)	80,000	81,406
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (h)	110,000	111,933
TOTAL ESCROWED/PRE-REFUNDED		193,339
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev Series 2017A, 5% 9/1/2036 (Goldman Sachs Group Inc/The Guaranteed)	985,000	1,117,996
Central Plains Energy Proj NE Gas Proj Rev Series 2022 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	4,255,000	4,528,016
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (g)	6,950,000	7,434,742
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (g)	6,700,000	7,301,318
Douglas Cnty Neb Sch Dist 001 Series 2021, 1.75% 12/15/2037	1,000,000	802,777
Douglas Cnty Neb Sch Dist 001 Series 2021, 2% 12/15/2043	2,035,000	1,471,760
TOTAL GENERAL OBLIGATIONS		22,656,609
Health Care - 0.0%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children's Hospital Proj.) Series 2020 A, 4% 11/15/2050	240,000	217,304
Douglas Cnty NE Hosp Auth #2 5.5% 11/1/2049	3,410,000	3,695,707
Douglas Cnty NE Hosp Auth #2 Series 2020 A, 4% 11/15/2037	255,000	259,110
Douglas Cnty NE Hosp Auth #2 Series 2020 A, 4% 11/15/2039	290,000	294,515
TOTAL HEALTH CARE		4,466,636
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (h)	130,000	130,723
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (h)	100,000	100,121
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	35,000	35,162
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2024 C, 4.55% 9/1/2044	1,000,000	1,017,555
Nebraska Invt Fin Auth Sfh Rev 5% 3/1/2049	1,750,000	1,807,288
Nebraska Invt Fin Auth Sfh Rev Series 2020 C, 2% 9/1/2035	2,000,000	1,736,035
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	645,000	731,872
TOTAL HOUSING		5,558,756
Other - 0.1%
Boys Town Vlg Neb Rev Series 2026, 5% 7/1/2046	4,400,000	4,624,501
Sarpy Cnty Neb Gen. Oblig. 1.75% 6/1/2037	2,770,000	2,221,547
Sarpy Cnty Neb Gen. Oblig. Series 2021, 1.625% 6/1/2035	2,655,000	2,221,696
TOTAL OTHER		9,067,744
Transportation - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (h)	95,000	96,792
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (h)	65,000	66,161
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (h)	105,000	106,955
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (h)	55,000	56,003
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (h)	55,000	55,940
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (h)	135,000	137,097
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (h)	35,000	35,509
TOTAL TRANSPORTATION		554,457
TOTAL NEBRASKA		57,710,175
Nevada - 0.3%
Education - 0.0%
Director St NV Dept Business & Ind Charter Sch Lease Rev Series 2018A, 5% 12/15/2038 (b)	270,000	270,059
Director St NV Dept Business & Ind Charter Sch Lease Rev Series 2018A, 5% 12/15/2048 (b)	1,015,000	966,700
Director St NV Dept Business & Ind Charter Sch Lease Rev Series A, 5% 12/15/2035 (b)	130,000	130,047
Director St NV Dept Business & Ind Charter Sch Lease Rev Series A, 5.125% 12/15/2045 (b)	160,000	158,979
TOTAL EDUCATION		1,525,785
Electric Utilities - 0.0%
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (g)(h)	485,000	501,068
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (g)(h)	355,000	366,761
TOTAL ELECTRIC UTILITIES		867,829
General Obligations - 0.2%
Clark Cnty NV Gen. Oblig. Series 2018 A, 5% 5/1/2048	4,820,000	4,930,668
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	15,000	15,120
Clark Cnty NV School Dist Series 2020A, 4% 6/15/2037 (Assured Guaranty Inc Insured)	190,000	195,843
Clark Cnty NV School Dist Series 2020A, 4% 6/15/2039 (Assured Guaranty Inc Insured)	420,000	428,660
Clark Cnty NV School Dist Series 2021 B, 3% 6/15/2036 (Build America Mutual Assurance Co Insured)	2,275,000	2,218,065
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2042	9,090,000	8,000,060
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2043	2,955,000	3,253,171
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	1,050,000	986,548
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2043	1,735,000	1,540,422
TOTAL GENERAL OBLIGATIONS		21,568,557
Health Care - 0.0%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2037	150,000	152,703
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2042	370,000	373,686
TOTAL HEALTH CARE		526,389
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	4,225,000	4,191,291
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	55,000	55,589
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	115,000	116,248
Nevada Hsg Div Single Family Mtg Rev Series 2021 A, 3% 4/1/2051	370,000	367,543
TOTAL HOUSING		4,730,671
Other - 0.0%
City of Sparks NV Special Improvement District No 1 5% 6/1/2044	400,000	410,411
Las Vegas Nev Spl Impt Dist No817 5.5% 6/1/2038	400,000	437,931
Washoe Cnty Nev Sch Dist Series 2020A, 3% 10/1/2040	1,000,000	925,063
TOTAL OTHER		1,773,405
Special Tax - 0.1%
Las Vegas Convention & Visitors Authority Series 2018 B, 4% 7/1/2049	5,000,000	4,594,303
Las Vegas Convention & Visitors Authority Series 2018 B, 5% 7/1/2043	3,185,000	3,296,360
Las Vegas Convention & Visitors Authority Series 2019B, 5% 7/1/2033	620,000	667,428
Las Vegas Nev Redev Agy Tax Increment Rev Series 2016, 5% 6/15/2030	60,000	60,280
Las Vegas Nev Redev Agy Tax Increment Rev Series 2016, 5% 6/15/2040	1,580,000	1,582,964
Las Vegas Nev Redev Agy Tax Increment Rev Series 2016, 5% 6/15/2045	1,870,000	1,870,506
Reno Nev Cap Impt Rev Series 2019 A1, 4% 6/1/2046 (Assured Guaranty Inc Insured)	250,000	244,983
Reno Nev Sales Tax Rev Series 2018 B, 4% 6/1/2048 (Assured Guaranty Inc Insured)	95,000	90,297
Reno Nev Sales Tax Rev Series 2018 B, 4.125% 6/1/2058 (Assured Guaranty Inc Insured)	120,000	113,808
Reno Nev Sales Tax Rev Series 2018 C, 0% 7/1/2058 (b)(c)	3,000,000	476,185
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	250,000	254,456
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2051	170,000	170,423
TOTAL SPECIAL TAX		13,421,993
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	1,445,000	1,458,146
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2026 (h)	2,290,000	2,309,000
TOTAL TRANSPORTATION		3,767,146
TOTAL NEVADA		48,181,775
New Hampshire - 1.1%
Education - 0.0%
National Fin Auth NH Hosp Rev Series 2023A, 5.25% 6/1/2051 (Build America Mutual Assurance Co Insured)	930,000	980,928
Electric Utilities - 0.3%
National Fin Auth N H Util Rev Series 2024 A, 6.89% 4/1/2034 (b)	6,870,000	7,356,890
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) Series 2025 A, 5% 12/1/2035	6,500,000	7,469,874
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) Series 2025 A, 5% 6/1/2055	6,250,000	6,260,246
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) Series 2025 A, 5.5% 6/1/2050	5,065,000	5,349,846
TOTAL ELECTRIC UTILITIES		26,436,856
General Obligations - 0.0%
National Fin Auth NH Special Rev 4.875% 12/1/2033 (b)	572,000	572,023
National Fin Auth NH Special Rev Gen. Oblig. Series 2024, 5.25% 12/1/2035 (b)	1,664,000	1,664,030
National Fin Auth NH Special Rev Gen. Oblig. Series 2024, 5.375% 12/1/2031 (b)	955,000	956,679
Portsmouth NH Gen. Oblig. 1.75% 4/1/2036	1,345,000	1,135,328
TOTAL GENERAL OBLIGATIONS		4,328,060
Health Care - 0.1%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Inc Insured)	1,755,000	1,291,986
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2026	465,000	470,104
National Fin Auth NH Lease Rent Rev 8.33% 5/15/2034	305,000	321,793
National Fin Auth NH Lease Rent Rev Series 2023 B, 9.58% 12/15/2038	430,000	444,245
National Fin Auth NH Lease Rent Rev Series 2023A, 5.88% 12/15/2038	7,150,000	7,553,211
National Fin Auth NH Lease Rent Rev Series 2024A, 5% 5/15/2034 (b)	4,220,000	4,415,730
National Fin Auth NH Rev (Presbyterian Homes, PA Proj.) Series 2023 A, 5.25% 7/1/2048	500,000	508,727
National Fin Auth NH Rev (The Vista Proj.) Series 2019 A, 5.25% 7/1/2039 (b)	220,000	222,922
National Fin Auth NH Rev (The Vista Proj.) Series 2019 A, 5.625% 7/1/2046 (b)	125,000	125,875
National Fin Auth NH Rev (The Vista Proj.) Series 2019 A, 5.75% 7/1/2054 (b)	1,235,000	1,238,540
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	150,000	157,325
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	130,000	136,252
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	120,000	125,777
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2031	75,000	78,599
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2032	15,000	15,711
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2034	190,000	198,527
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2035	155,000	161,643
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2036	110,000	114,514
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	135,000	140,173
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	425,000	444,077
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	650,000	678,299
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2041	115,000	118,541
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	170,000	172,219
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2032	290,000	293,357
NH Health & Ed Facs Auth Rev Series 2016, 5% 10/1/2036	115,000	115,995
NH Health & Ed Facs Auth Rev Series 2016, 5% 10/1/2040	585,000	588,846
NH Health & Ed Facs Auth Rev Series 2016, 5% 10/1/2046	860,000	861,763
TOTAL HEALTH CARE		20,994,751
Housing - 0.6%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	5,136,658	5,360,028
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	2,498,456	2,603,478
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	8,666,916	8,638,147
National Fin Auth NH Hosp Rev Series 1 Class A, 4.25% 7/20/2041	2,972,084	3,054,239
National Fin Auth NH Hosp Rev Series 2 Class A, 3.625% 8/20/2039	2,097,367	2,067,757
National Fin Auth NH Hosp Rev Series 2 Class A1, 4.218% 11/20/2042 (g)	5,472,121	5,502,511
National Fin Auth NH Hosp Rev Series 2 Class A2, 4.218% 11/20/2042 (g)	2,135,364	2,067,542
National Fin Auth NH Hosp Rev Series 3 Class A, 4.1624% 10/1/2051 (g)	2,781,586	2,866,319
National Fin Auth NH Hosp Rev Series 4 Class AUS, 4.182% 11/20/2039 (g)	3,457,987	3,525,748
National Fin Auth NH Hosp Rev Series 4 Class BUS, 4.182% 5/20/2042 (g)	1,578,979	1,468,452
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	9,781,525	9,983,323
New Hampshire Housing Finance Authority Series 2025E, 6.25% 7/1/2056	2,655,000	3,086,401
New Hampshire St Hsg Fin Auth Multi-Family Hsg Series 2024 1, 4.45% 7/1/2044	3,510,000	3,570,949
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2023 D, 6.5% 7/1/2055	6,600,000	7,315,864
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2025A, 6.5% 1/1/2056	2,475,000	2,865,208
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2025C, 6.5% 7/1/2056	2,000,000	2,331,149
TOTAL HOUSING		66,307,115
Lease Revenue - 0.0%
National Fin Auth NH Special Rev 0% 12/15/2033 (b)(c)	1,050,000	645,968
Other - 0.1%
National Fin Auth NH Affordable Hsg Ctfs Class A, 4.15% tender 10/20/2040 (g)	623,446	635,993
National Fin Auth NH Affordable Hsg Ctfs Series 2025 1 CL A 1 Class A1, 4.75% tender 6/20/2041 (g)	2,344,808	2,479,762
National Fin Auth NH Hosp Rev Series 1 Class A1, 4.166% 1/20/2041 (g)	2,514,523	2,541,049
National Fin Auth NH Hosp Rev Series 1 Class A2, 4.166% 1/20/2041 (g)	793,538	791,035
National Fin Auth NH Hosp Rev Series 2021, 4% 1/1/2041	225,000	217,179
National Fin Auth NH Hosp Rev Series 3 Class A1, 4.9459% 2/20/2041 (g)	7,356,661	7,853,612
National Fin Auth NH Hosp Rev Series 3 Class A2, 4.946% 2/20/2041 (g)	2,598,156	2,674,879
National Fin Auth NH Rev Series 2020 B, 3.75% tender 7/1/2045 (b)(g)(h)	1,195,000	997,889
National Fin Auth NH Rev Series 2023C, 11% 12/15/2038	235,000	242,415
TOTAL OTHER		18,433,813
Pooled Loans - 0.0%
National Fin Auth NH Special Rev Series 2024, 0% 12/1/2034 (b)(c)	5,975,000	3,317,735
Resource Recovery - 0.0%
National Fin Auth NH Rev Series 2018 B, 4.625% 11/1/2042 (b)	470,000	428,793
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 4, 4% tender 8/1/2038 (g)(h)	5,995,000	5,999,075
TOTAL RESOURCE RECOVERY		6,427,868
TOTAL NEW HAMPSHIRE		147,873,094
New Jersey - 2.6%
Education - 0.3%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Inc Insured)	125,000	125,898
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Inc Insured)	305,000	307,171
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Inc Insured)	150,000	150,974
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Inc Insured)	160,000	161,013
Camden Cnty NJ Impt Auth Charter Sch Rev Series 2022, 5% 7/15/2052 (b)	435,000	426,624
Camden Cnty NJ Impt Auth Charter Sch Rev Series 2022, 5% 7/15/2062 (b)	480,000	460,978
Camden County Improvement Authority/The 6% 6/15/2042	60,000	64,110
Camden County Improvement Authority/The 6% 6/15/2047	165,000	172,783
Camden County Improvement Authority/The 6% 6/15/2052	155,000	161,020
Camden County Improvement Authority/The 6% 6/15/2062	510,000	527,377
Essex Cnty NJ Impt Auth Charter Sch Rev 4% 7/15/2050 (b)	300,000	254,964
Essex Cnty NJ Impt Auth Charter Sch Rev 4% 7/15/2060 (b)	250,000	203,380
Essex Cnty NJ Impt Auth Charter Sch Rev Series 2020 A, 4% 8/1/2060 (b)	250,000	203,361
Essex Cnty NJ Impt Auth Charter Sch Rev Series 2021, 4% 6/15/2046	275,000	252,803
Essex Cnty NJ Impt Auth Charter Sch Rev Series 2021, 4% 6/15/2056	365,000	312,656
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,126,976
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2041 (Build America Mutual Assurance Co Insured)	1,150,000	1,255,919
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (h)	645,000	655,651
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (h)	740,000	752,220
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2026 (h)	5,050,000	5,133,392
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (h)	220,000	216,823
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (h)	405,000	420,268
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2028 (h)	705,000	746,698
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2026 (h)	495,000	503,174
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2028 (h)	85,000	90,027
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2029 (h)	115,000	124,036
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2028 (h)	305,000	323,040
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2029 (h)	300,000	323,572
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2030 (h)	1,250,000	1,361,182
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2033 (h)	10,750,000	11,911,722
Higher Ed Student Assistance Auth NJ Student Ln Rev 4% 12/1/2041 (h)	2,340,000	2,367,528
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2020B, 3.5% 12/1/2039 (h)	815,000	807,924
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2021 B, 2.5% 12/1/2040 (h)	340,000	329,357
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2021 C, 3.25% 12/1/2051 (h)	185,000	133,516
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 4.25% 12/1/2045 (h)	4,105,000	4,238,428
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 C, 5.25% 12/1/2054 (h)	255,000	260,632
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2025 1C, 5.5% 12/1/2055 (h)	505,000	526,022
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Inc Insured)	5,000	5,156
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Inc Insured)	5,000	5,152
New Jersey Economic Dev Auth Energy Fac Rev Series 2012A, 5% 6/15/2037 (h)	175,000	175,087
New Jersey Economic Dev Auth Energy Fac Rev Series 2012A, 5.125% 6/15/2043 (h)	245,000	245,053
New Jersey Economic Dev Auth Sch Rev Series 2019 A, 5% 6/15/2049 (b)	100,000	96,964
New Jersey Economic Dev Auth Sch Rev Series 2025, 5% 11/1/2045	255,000	261,435
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) 5% 7/1/2045	845,000	865,343
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	145,000	145,878
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	255,000	256,475
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	295,000	296,683
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	1,200,000	1,380,206
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,125,000	1,267,567
Rutgers St Univ NJ Series 2016M, 5% 5/1/2033	965,000	968,763
TOTAL EDUCATION		43,362,981
Electric Utilities - 0.0%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (g)(h)	500,000	508,392
Escrowed/Pre-Refunded - 0.1%
New Jersey Econom Dev Auth Rev Series 2016 AAA, 5% 6/15/2041 (Pre-refunded to 12/15/2026 at 100)	140,000	143,233
New Jersey Trans Trust Fund Auth 5.5% 6/15/2050 (Pre-refunded to 12/15/2032 at 100)	7,815,000	9,436,807
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2050 (Pre-refunded to 12/15/2028 at 100)	1,205,000	1,301,691
TOTAL ESCROWED/PRE-REFUNDED		10,881,731
General Obligations - 1.2%
Edison Twp NJ Gen. Oblig. 2% 3/15/2036	950,000	830,445
Hudson Cnty NJ Impt Auth Lease Rev (Hudson Cnty NJ Proj.) Gen. Oblig. 4% 10/1/2033	590,000	627,417
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	75,000	77,482
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	75,000	77,138
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2016 A, 5% 7/15/2027	65,000	65,602
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	40,000	42,474
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	190,000	188,052
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2036	300,000	323,613
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	805,000	839,017
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2044	1,905,000	1,883,531
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2034	45,000	47,178
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2036	60,000	62,130
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2039	55,000	56,023
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2041	55,000	55,575
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	1,790,000	1,722,015
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2050	590,000	545,441
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	1,775,000	1,939,701
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	2,075,000	2,229,462
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2031	60,000	67,258
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2033	10,000	11,138
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5.25% 11/1/2047	1,905,000	2,025,912
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2036	500,000	592,710
New Jersey Economic Dev Auth Rev 4% 11/1/2038	295,000	299,977
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	65,000	65,511
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2035	35,000	37,275
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2043	810,000	844,246
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2033	1,555,000	1,623,478
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2018 A, 5% 6/15/2042	1,675,000	1,718,463
New Jersey St Gen. Oblig. 2% 6/1/2032	2,110,000	1,990,933
New Jersey St Gen. Oblig. 2% 6/1/2034	1,020,000	932,386
New Jersey St Gen. Oblig. 2% 6/1/2037	2,400,000	2,068,068
New Jersey St Gen. Oblig. 5% 6/1/2028	65,000	69,226
New Jersey St Gen. Oblig. 5% 6/1/2040	1,500,000	1,617,650
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (c)	2,150,000	2,059,288
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (c)	1,360,000	1,269,945
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (c)	1,000,000	883,955
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (c)	110,000	94,395
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (c)	2,565,000	2,201,114
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Inc Insured) (c)	710,000	593,170
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Inc Insured) (c)	3,460,000	2,792,972
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (c)	4,100,000	3,187,490
New Jersey Trans Trust Fund Auth 0% 12/15/2035 (c)	795,000	588,487
New Jersey Trans Trust Fund Auth 0% 12/15/2036 (Ambac Assurance Corp Insured) (c)	2,075,000	1,465,437
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (c)	4,500,000	3,026,592
New Jersey Trans Trust Fund Auth 4% 12/15/2039	120,000	121,939
New Jersey Trans Trust Fund Auth 4% 6/15/2034	440,000	466,246
New Jersey Trans Trust Fund Auth 4% 6/15/2036	1,000,000	1,046,840
New Jersey Trans Trust Fund Auth 4% 6/15/2036	670,000	698,622
New Jersey Trans Trust Fund Auth 4% 6/15/2037	1,120,000	1,157,592
New Jersey Trans Trust Fund Auth 4% 6/15/2038	555,000	570,455
New Jersey Trans Trust Fund Auth 4% 6/15/2040	250,000	254,582
New Jersey Trans Trust Fund Auth 4% 6/15/2045	10,035,000	9,915,567
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,975,000	4,627,053
New Jersey Trans Trust Fund Auth 5% 12/15/2026	1,000,000	1,021,785
New Jersey Trans Trust Fund Auth 5% 6/15/2032	200,000	226,036
New Jersey Trans Trust Fund Auth 5% 6/15/2033	3,085,000	3,470,664
New Jersey Trans Trust Fund Auth 5% 6/15/2033	345,000	388,129
New Jersey Trans Trust Fund Auth 5% 6/15/2034	320,000	358,393
New Jersey Trans Trust Fund Auth 5% 6/15/2035	225,000	248,438
New Jersey Trans Trust Fund Auth 5% 6/15/2036	2,500,000	2,929,159
New Jersey Trans Trust Fund Auth 5% 6/15/2036	75,000	82,363
New Jersey Trans Trust Fund Auth 5% 6/15/2037	170,000	185,629
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,075,000	1,167,932
New Jersey Trans Trust Fund Auth 5% 6/15/2039	725,000	784,033
New Jersey Trans Trust Fund Auth 5% 6/15/2040	9,600,000	10,851,988
New Jersey Trans Trust Fund Auth 5% 6/15/2040	225,000	242,220
New Jersey Trans Trust Fund Auth 5% 6/15/2042	5,500,000	6,125,318
New Jersey Trans Trust Fund Auth 5% 6/15/2044	6,805,000	7,415,217
New Jersey Trans Trust Fund Auth 5% 6/15/2055	4,500,000	4,669,141
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	1,500,000	1,714,261
New Jersey Trans Trust Fund Auth 5.25% 6/15/2043	1,750,000	1,824,155
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	3,190,000	3,394,023
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	2,350,000	2,492,278
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	6,730,000	7,124,877
New Jersey Trans Trust Fund Auth Series 2008 A, 0% 12/15/2038 (Build America Mutual Assurance Co Insured) (c)	6,000,000	3,878,849
New Jersey Trans Trust Fund Auth Series 2018 A, 4.25% 12/15/2038	300,000	306,011
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	205,000	219,362
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	85,000	90,542
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2036	1,870,000	1,918,373
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2038	205,000	208,321
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2044	335,000	332,846
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2050	500,000	465,030
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	3,035,000	3,242,724
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2044	2,170,000	2,241,021
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	170,000	174,312
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	1,045,000	1,081,118
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	745,000	763,332
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2041	2,555,000	2,603,507
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	185,000	186,983
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	4,525,000	4,388,989
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	2,885,000	2,683,226
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2029	1,150,000	1,251,740
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	4,030,000	4,484,204
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	305,000	346,009
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	1,665,000	1,919,820
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	955,000	1,095,292
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	35,000	39,697
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	1,495,000	1,683,906
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	190,000	212,463
New Jersey Trans Trust Fund Auth Series 2023A, 4.25% 6/15/2040	2,025,000	2,114,035
New Jersey Trans Trust Fund Auth Series 2023A, 5% 6/15/2037	3,000,000	3,403,284
New Jersey Trans Trust Fund Auth Series 2023AA, 4.25% 6/15/2044	495,000	503,051
New Jersey Trans Trust Fund Auth Series 2023AA, 5% 6/15/2040	3,480,000	3,869,988
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2032	445,000	468,113
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2037	645,000	670,918
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2042 (h)	1,705,000	1,735,224
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2048 (h)	650,000	652,854
TOTAL GENERAL OBLIGATIONS		168,549,451
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (b)	130,000	101,482
New Jersey Econom Dev Auth Rev Series 2014, 4.875% 1/1/2029	95,000	95,052
New Jersey Econom Dev Auth Rev Series 2014, 5% 1/1/2034	280,000	280,124
New Jersey Econom Dev Auth Rev Series 2014, 5.25% 1/1/2044	685,000	678,183
New Jersey Econom Dev Auth Rev Series 2018, 5% 1/1/2039	495,000	507,451
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (b)	157,287	111,473
New Jersey Health Care (Atlanticare Regional Med Ctr Proj.) 3% 7/1/2039	1,520,000	1,433,132
New Jersey Health Care (Hackensack Meridian Health Inc Proj.) Series 2017A, 5% 7/1/2037	420,000	432,003
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (g)	110,000	110,977
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2016 A, 4% 7/1/2036	530,000	530,869
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2016 A, 5% 7/1/2043	3,425,000	3,445,178
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 3% 7/1/2051	3,000,000	2,299,518
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	470,000	410,069
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2028	75,000	75,360
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	45,000	45,374
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	175,000	176,456
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2039	3,790,000	3,813,259
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	90,000	90,802
New Jersey Health Care (University Hospital NJ Proj.) Series 2015A, 5% 7/1/2046 (Assured Guaranty Inc Insured)	1,205,000	1,206,987
New Jersey Health Care (Valley Hospital Proj.) Series 2019, 4% 7/1/2035	140,000	144,065
TOTAL HEALTH CARE		15,987,814
Housing - 0.0%
New Jersey Econom Dev Auth Rev Series A, 5% 1/1/2030	420,000	420,562
New Jersey Econom Dev Auth Rev Series A, 5% 1/1/2035	335,000	335,598
New Jersey Econom Dev Auth Rev Series A, 5% 1/1/2048	2,190,000	2,176,329
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2021 H, 3% 10/1/2052	1,510,000	1,497,252
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 4.75% 10/1/2040	750,000	792,584
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 5.1% 10/1/2050	845,000	865,744
TOTAL HOUSING		6,088,069
Lease Revenue - 0.0%
New Jersey Eda St Lease Rev Series 2018 C, 5% 6/15/2042	720,000	738,682
Other - 0.0%
New Jersey Eda Wtr Facs Rev Series 2020 D, 1.1% tender 11/1/2029 (g)(h)	3,145,000	3,002,765
New Jersey Housing & Mortgage Finance Agency Series 2025A, 4.8% 11/1/2045	750,000	769,659
TOTAL OTHER		3,772,424
Resource Recovery - 0.0%
Union Cnty NJ Impt Auth Solid Waste Disp Rev Series 2019, 6.75% (b)(e)(h)(l)	429,901	171,960
Special Tax - 0.0%
New Brunswick NJ Pkg Auth Rev Series 2016A, 5% 9/1/2039	965,000	974,469
New Brunswick NJ Pkg Auth Rev Series 2017, 5% 9/1/2042	540,000	552,408
TOTAL SPECIAL TAX		1,526,877
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ 5% 6/1/2028	65,000	68,422
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2030	750,000	789,366
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2032	640,000	670,481
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2033	2,265,000	2,368,731
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2034	640,000	668,162
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2046	12,415,000	12,434,422
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	2,205,000	2,220,500
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	15,150,000	14,988,321
TOTAL TOBACCO BONDS		34,208,405
Transportation - 0.7%
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5% 1/1/2028 (h)	100,000	100,218
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5% 1/1/2031 (Assured Guaranty Inc Insured) (h)	595,000	598,530
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2034 (h)	1,600,000	1,603,323
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 1/1/2039 (Assured Guaranty Inc Insured) (h)	360,000	362,045
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.125% 7/1/2042 (Assured Guaranty Inc Insured) (h)	715,000	718,670
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.375% 1/1/2043 (h)	1,945,000	1,947,502
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.5% 1/1/2027 (h)	100,000	100,259
New Jersey Econom Dev Auth Rev (Nynj Link Borrower LLC Proj.) Series 2013, 5.625% 1/1/2052 (h)	3,240,000	3,242,933
New Jersey Economic Development Authority Series 2025, 6.375% 1/1/2035 (b)(h)	4,130,000	4,352,699
New Jersey Economic Development Authority Series 2025, 6.625% 1/1/2045 (b)(h)	500,000	524,762
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	3,385,000	3,409,905
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	470,000	473,515
New Jersey Turnpike Authority 5% 1/1/2028	295,000	304,880
New Jersey Turnpike Authority 5% 1/1/2030	2,550,000	2,817,820
New Jersey Turnpike Authority 5% 1/1/2032 (k)	1,395,000	1,546,498
New Jersey Turnpike Authority 5% 1/1/2046	1,500,000	1,598,327
New Jersey Turnpike Authority 5% 1/1/2048	1,205,000	1,235,267
New Jersey Turnpike Authority 5.25% 1/1/2052	8,600,000	9,130,042
New Jersey Turnpike Authority Series 2017G, 5% 1/1/2036	5,365,000	5,582,390
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	2,000,000	2,225,293
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	2,100,000	2,315,401
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	2,800,000	3,059,174
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	4,250,000	4,601,364
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033	860,000	1,002,636
New Jersey Turnpike Authority Series 2025A, 5% 1/1/2045	1,875,000	2,054,890
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	7,105,000	7,701,625
New Jersy Ec Dv Ath Spl Fac Rv (Continental Airlines Corp Proj.) 5.25% 9/15/2029 (h)	1,040,000	1,042,033
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2037 (h)	4,240,000	4,323,612
New Jersy Ec Dv Ath Spl Fac Rv (Port Newark Container Term LLC Proj.) 5% 10/1/2047 (h)	3,585,000	3,590,138
New Jersy Ec Dv Ath Spl Fac Rv (United Air Lines Inc Proj.) Series A, 5.625% 11/15/2030 (h)	445,000	446,725
New Jersy Ec Dv Ath Spl Fac Rv (United Air Lines Inc Proj.) Series B, 5.625% 11/15/2030 (h)	4,925,000	4,944,091
New Jersy Ec Dv Ath Spl Fac Rv Series 2003, 5.5% 6/1/2033 (h)	1,205,000	1,208,575
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2033 (Assured Guaranty Inc Insured)	150,000	163,776
South Jersey Trans Auth NJ Trans Sys Rev 5% 11/1/2045	350,000	367,107
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	500,000	507,882
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2037 (Build America Mutual Assurance Co Insured)	500,000	564,080
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2041	1,355,000	1,474,544
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5.25% 11/1/2052 (Build America Mutual Assurance Co Insured)	740,000	775,251
TOTAL TRANSPORTATION		82,017,782
Water & Sewer - 0.0%
New Jersey Eda Wtr Facs Rev Series 2019 A, 2.2% tender 10/1/2039 (g)(h)	2,500,000	2,397,697
TOTAL NEW JERSEY		370,212,265
New Jersey,New York - 0.3%
Transportation - 0.3%
Port Auth NY & NJ 4% 7/15/2045 (h)	305,000	295,538
Port Auth NY & NJ 4% 7/15/2050 (h)	760,000	700,018
Port Auth NY & NJ 4% 7/15/2055 (h)	3,870,000	3,498,720
Port Auth NY & NJ 5% 1/15/2047 (h)	3,000,000	3,086,417
Port Auth NY & NJ 5% 1/15/2052 (h)	635,000	644,927
Port Auth NY & NJ 5% 10/15/2032 (h)	2,375,000	2,707,999
Port Auth NY & NJ 5% 9/15/2032 (h)	5,335,000	5,570,842
Port Auth NY & NJ Series 218, 4% 11/1/2041 (h)	1,000,000	997,606
Port Auth NY & NJ Series 218, 4% 11/1/2047 (h)	5,000,000	4,686,370
Port Auth NY & NJ Series 223, 4% 7/15/2046 (h)	7,460,000	7,137,271
Port Auth NY & NJ Series 226, 5% 10/15/2039 (h)	470,000	504,971
Port Auth NY & NJ Series 226, 5% 10/15/2040 (h)	725,000	775,072
Port Auth NY & NJ Series 226, 5% 10/15/2041 (h)	420,000	447,349
Port Auth NY & NJ Series 231, 5.5% 8/1/2042 (h)	250,000	274,885
Port Auth NY & NJ Series 231, 5.5% 8/1/2047 (h)	4,730,000	5,050,162
Port Auth NY & NJ Series 234, 5.25% 8/1/2047 (h)	2,100,000	2,209,365
Port Auth NY & NJ Series 238, 5% 7/15/2038 (h)	945,000	1,046,509
Port Auth NY & NJ Series 238, 5% 7/15/2039 (h)	575,000	632,719
Port Auth NY & NJ Series 238, 5% 7/15/2040 (h)	505,000	550,777
Port Auth NY & NJ Series 242, 5% 12/1/2030 (h)	1,000,000	1,110,129
Port Auth NY & NJ Series 242, 5% 12/1/2035 (h)	500,000	567,862
TOTAL NEW JERSEY,NEW YORK		42,495,508
New Mexico - 0.1%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (h)	2,280,000	2,304,286
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (h)	1,075,000	1,101,904
TOTAL EDUCATION		3,406,190
General Obligations - 0.1%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (g)	10,180,000	11,031,271
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	170,000	175,405
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	40,000	40,568
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	45,000	45,053
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	215,000	202,260
Santa Fe New Mexico Retirement Fac Rev Series 2012, 5% 5/15/2042	30,000	30,003
TOTAL HEALTH CARE		493,289
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2018 A 1, 4% 1/1/2049	85,000	85,961
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	185,000	186,235
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2022A, 3% 3/1/2053	2,475,000	2,456,167
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	20,000	20,249
New Mexico Mtg Fin Auth Series 2018 C, 4% 1/1/2049	185,000	186,724
TOTAL HOUSING		2,935,336
Water & Sewer - 0.0%
Albuquerque Bernalillo Cnty Wtr Util Auth Series 2018, 5% 7/1/2028	65,000	65,631
TOTAL NEW MEXICO		17,931,717
New York - 7.1%
Education - 0.3%
Build NYC Resource Corp 5.25% 7/1/2057	440,000	443,861
Build NYC Resource Corp 5.25% 7/1/2062	545,000	548,318
Build NYC Resource Corp 5.75% 6/1/2052 (b)	600,000	598,696
Build NYC Resource Corp Series 2015, 5.5% 9/1/2045 (b)	3,875,000	3,831,955
Build NYC Resource Corp Series 2021 A, 5% 12/1/2041 (b)	115,000	115,121
Build NYC Resource Corp Series 2021 A, 5% 12/1/2051 (b)	910,000	831,812
Build NYC Resource Corp Series 2021 A, 5% 12/1/2055 (b)	100,000	89,482
Build NYC Resource Corp Series 2021 A, 5% 6/1/2051 (b)	350,000	282,273
Build NYC Resource Corp Series 2021 A, 5% 6/15/2051 (b)	2,910,000	2,745,516
Build NYC Resource Corp Series 2022 A, 5% 7/1/2052	80,000	77,561
Build NYC Resource Corp Series 2022B, 5% 7/1/2062	595,000	564,045
Build NYC Resource Corp Series 2023A, 4.75% 6/15/2058	725,000	645,748
Build NYC Resource Corp Series 2025 A, 5.75% 6/15/2060	640,000	645,718
Build NYC Resource Corp Series 2026A, 5.25% 6/1/2046 (b)	2,700,000	2,705,218
Build NYC Resource Corp Series 2026A, 5.625% 6/1/2061 (b)	445,000	445,864
Dutchess Cnty NY Loc Dev Corp Rev Series 2020 A, 5% 7/1/2045	400,000	403,503
Hempstead Town NY Loc Dev Corp Ed Rev Series 2021 A, 4.6% 2/1/2051	500,000	395,881
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	150,000	151,939
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	150,000	151,807
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2032	140,000	142,438
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 5% 7/1/2037	765,000	775,185
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2024A, 5.5% 7/1/2054	7,675,000	8,375,472
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2033	40,000	44,411
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2034	80,000	88,351
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2036	50,000	54,533
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) 5% 7/1/2038	105,000	113,211
New York St Dorm Auth Revs Non St Supported Debt (Rochester N Y Inst Technology Proj.) Series 2020 A, 5% 7/1/2040	270,000	284,173
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2038	345,000	354,103
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 4% 7/1/2040	565,000	573,449
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2039	355,000	383,681
New York St Dorm Auth Revs Non St Supported Debt (Teachers College, Columbia Uni Versity Proj.) 5% 7/1/2041	630,000	673,594
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2030	105,000	105,414
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2031	110,000	110,192
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2038	55,000	52,578
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2039	85,000	80,952
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2040	190,000	180,532
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2041	200,000	189,092
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2042	105,000	98,538
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2057	5,705,000	4,660,205
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	340,000	361,432
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	960,000	990,292
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	2,485,000	2,477,683
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 4% 12/1/2049	2,250,000	2,123,328
Onondaga NY Civic Dev Corp Series 2015, 5% 7/1/2045	1,725,000	1,725,211
Schenectady County Capital Resource Corp (Union College, NY Proj.) 5% 1/1/2040	1,895,000	1,920,685
Schenectady County Capital Resource Corp Series 2022, 5.25% 7/1/2052	145,000	150,726
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2036	240,000	258,799
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2039	800,000	849,682
TOTAL EDUCATION		43,872,260
Electric Utilities - 0.2%
Genesee County Funding Corp/The (Monroe Rrh Energy Proj.) Series 2025A, 5.25% 12/1/2050	410,000	422,277
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (g)	1,510,000	1,500,275
Long Island Pwr Auth NY Elec 5.25% 9/1/2050	2,635,000	2,869,814
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2033	30,000	31,182
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2035	110,000	114,070
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2036	65,000	67,321
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2042	195,000	200,161
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (g)	1,500,000	1,507,121
New York St Energy Rda Pcr Series 2004B, 4% 5/15/2032 (h)	2,595,000	2,695,581
New York St Pwr Auth Green Transmission Proj Rev Series 2022A, 4% 11/15/2047 (Assured Guaranty Inc Insured)	420,000	405,416
New York St Pwr Auth Green Transmission Proj Rev Series 2023 A, 5.25% 11/15/2043 (Assured Guaranty Inc Insured)	1,395,000	1,574,999
New York State Energy Research & Dev Auth Facs Rev (Consolidated Edison Co Of New York Inc Proj.) 2.07% 11/1/2039, LOC Mizuho Bank Ltd VRDN (g)(h)	10,600,000	10,600,000
TOTAL ELECTRIC UTILITIES		21,988,217
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth Revs Non St Supported Debt Series 2020 A, 5% 10/1/2030 (Pre-refunded to 10/1/2028 at 100)	5,000	5,350
General Obligations - 0.5%
Build NYC Resource Corp (City of New York NY Proj.) 5.375% 12/1/2046	205,000	223,020
City of Long Beach NY Gen. Oblig. 4.625% 7/15/2052 (Build America Mutual Assurance Co Insured)	2,230,000	2,248,027
City of New York NY 5.25% 2/1/2045	3,000,000	3,304,265
City of New York NY Gen. Oblig. 5% 3/1/2043	1,000,000	1,061,079
City of New York NY Gen. Oblig. 5% 8/1/2027	1,575,000	1,639,603
City of New York NY Gen. Oblig. 5% 8/1/2047	3,365,000	3,492,739
City of New York NY Gen. Oblig. Series 2013 A 3, 2% 10/1/2040 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (g)	9,100,000	9,100,000
City of New York NY Gen. Oblig. Series 2015 F6, 1.9% 6/1/2044 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	1,600,000	1,600,000
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2041	745,000	754,910
City of New York NY Gen. Oblig. Series 2018 B 1, 5.25% 10/1/2033	1,300,000	1,355,717
City of New York NY Gen. Oblig. Series 2019 D1, 5% 12/1/2042	1,475,000	1,541,764
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2039	1,130,000	1,200,135
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	705,000	713,454
City of New York NY Gen. Oblig. Series FISCAL 2018 E, 1.9% 3/1/2048 (Liquidity Facility TD Bank NA) VRDN (g)	2,385,000	2,385,000
City of New York NY Gen. Oblig. Series FISCAL 2020 A SUB A1, 3% 8/1/2036	1,250,000	1,226,246
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 5% 3/1/2043	2,000,000	2,093,385
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2042	690,000	729,000
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 4.25% 5/1/2040	695,000	719,660
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.5% 5/1/2044	925,000	1,011,094
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.5% 5/1/2046	625,000	672,417
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 4% 4/1/2042	715,000	719,275
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2042	3,460,000	3,832,700
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	3,405,000	3,656,337
City of New York NY Gen. Oblig. Series G 2, 2% 2/1/2055 (Liquidity Facility Bank of America NA) VRDN (g)	9,600,000	9,600,001
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity And Life Company Guaranteed) (g)	14,500,000	15,553,969
New York Liberty Dev Corp Series 2021, 2.75% 2/15/2044	2,400,000	1,889,284
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	2,235,000	2,316,832
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 5% 7/15/2043	1,475,000	1,527,687
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 5% 7/15/2045	1,000,000	1,028,699
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2020S1 SUBS1B, 3% 7/15/2049	3,000,000	2,283,420
TOTAL GENERAL OBLIGATIONS		79,479,719
Health Care - 0.2%
Albany NY Cap Resrce Corp Rev (Albany Medical Center, NY Proj.) Series 2025A, 5.5% 5/1/2055	715,000	765,185
Broome County Local Development Corp (United Hlth Svc Hosp Inc Proj.) Series 2020, 3% 4/1/2036 (Assured Guaranty Inc Insured)	380,000	368,148
Broome County Local Development Corp (United Hlth Svc Hosp Inc Proj.) Series 2020, 3% 4/1/2037 (Assured Guaranty Inc Insured)	320,000	305,404
Broome County Local Development Corp (United Hlth Svc Hosp Inc Proj.) Series 2020, 4% 4/1/2034 (Assured Guaranty Inc Insured)	210,000	218,662
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2019B, 4% 7/1/2049	1,000,000	898,494
Huntington NY Loc Dev Corp Rev Series 2021 B, 4% 7/1/2027	65,000	64,381
Jefferson County Civic Facility Development Corp (Samaritan Medical Center Proj.) 4% 11/1/2047	555,000	425,312
Jefferson County Civic Facility Development Corp (Samaritan Medical Center Proj.) Series 2017A, 5% 11/1/2037	500,000	502,786
Jefferson County Civic Facility Development Corp Series 2017A, 4% 11/1/2032	100,000	98,211
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2027 (b)	2,200,000	2,229,982
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2030 (b)	200,000	200,714
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2031 (b)	200,000	200,599
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2034 (b)	200,000	200,041
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2036 (b)	200,000	196,566
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) Series 2017, 5% 12/1/2037 (b)	700,000	680,361
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2022 1 B, 4% 7/1/2051	3,000,000	2,789,828
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2050	250,000	215,580
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2024, 5.5% 11/1/2044	310,000	335,174
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 3% 7/1/2048	2,500,000	1,922,462
New York St Dorm Auth Revs Non St Supported Debt (New York University Hospital Center Proj.) Series 2020A, 4% 7/1/2053	250,000	221,594
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (g)	40,000	40,073
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.25% 10/1/2049	800,000	814,181
New York St Dorm Auth Revs Non St Supported Debt (White Plains Hosp Proj.) Series 2024, 5.5% 10/1/2054	1,705,000	1,824,080
New York St Dorm Auth Revs Non St Supported Debt Series 2022 A, 4% 5/1/2045	1,185,000	1,132,404
New York State Dormitory Authority (Garnet Hlth Med Ctr Proj.) Series 2015, 5% 12/1/2040 (b)	1,200,000	1,191,196
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 4.5% 7/1/2052	610,000	511,606
Niagara NY Area Dev Corp Rev (Catholic Health System Proj.) 5% 7/1/2052	325,000	294,617
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2032 (Assured Guaranty Inc Insured)	55,000	56,938
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2049 (Assured Guaranty Inc Insured)	1,000,000	917,579
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2026 (Assured Guaranty Inc Insured)	105,000	105,353
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2030 (Assured Guaranty Inc Insured)	85,000	91,617
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) Series 2019A, 3% 12/1/2044 (Assured Guaranty Inc Insured)	300,000	234,265
Rockland County Economic Assistance Corp 7.5% 11/1/2055	1,350,000	1,451,377
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (b)	150,000	143,786
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (b)	625,000	485,060
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2023, 5% 11/1/2047 (Assured Guaranty Inc Insured)	455,000	470,183
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2023, 5% 11/1/2051	500,000	511,007
Westchester County Local Development Corp Series 2023, 5.75% 11/1/2048 (Assured Guaranty Inc Insured)	805,000	877,717
Westchester County Local Development Corp Series 2023, 5.75% 11/1/2049	1,000,000	1,087,438
TOTAL HEALTH CARE		25,079,961
Housing - 0.1%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2014G, 3.9% 5/1/2045	925,000	884,744
New York City Housing Development Corp Series 2018 K, 3.95% 11/1/2043	1,000,000	991,332
New York City Housing Development Corp Series 2019 A1, 4.15% 11/1/2038	1,975,000	1,978,228
New York City Housing Development Corp Series 2022 A, 2.5% 11/1/2042 (g)	1,500,000	1,363,355
New York City Housing Development Corp Series 2025 C 2, 3.75% tender 5/1/2065 (g)	1,050,000	1,073,503
New York NY City Hsg Dev Corp Rev Series 2023 A, 4.8% 2/1/2053	4,345,000	4,370,703
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (g)	1,775,000	1,732,096
New York St Hsg Fin Agy Rev 2.14% 5/1/2035, LOC Freddie Mac Non Gold Pool VRDN (g)	300,000	300,000
New York St Hsg Fin Agy Series 2020 C, 4.2% 11/1/2054	1,000,000	950,257
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	880,000	674,085
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	1,200,000	838,017
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2022 G, 4.85% 11/1/2053	1,940,000	1,954,975
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (h)	60,000	59,990
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 227, 2.3% 10/1/2040	750,000	616,115
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 242, 3.25% 10/1/2047	750,000	620,093
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 242, 3.3% 10/1/2047	750,000	622,071
TOTAL HOUSING		19,029,564
Industrial Development - 0.3%
Build Nyc Resource Corp NY Solid Waste Disp Rev Series 2014, 5% 1/1/2035 (b)(h)	340,000	340,600
Glen Cove NY Loc Economic Assistance Corp Rev Series A, 5% 1/1/2056	1,255,000	1,033,172
Glen Cove NY Loc Economic Assistance Corp Rev Series B, 0% 1/1/2045 (c)	6,200,000	1,916,666
Glen Cove NY Loc Economic Assistance Corp Rev Series C, 5.625% 1/1/2055 (i)	2,395,000	2,189,520
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	4,090,000	4,089,908
New York Liberty Dev Corp (One Bryant Part LLC Proj.) Series 2019 CL 1, 2.45% 9/15/2069	1,800,000	1,713,922
New York Liberty Dev Corp 3% 2/15/2042	4,000,000	3,584,626
New York Liberty Dev Corp Series 2019 CL 3, 2.8% 9/15/2069	840,000	791,586
New York Liberty Dev Corp Series 2021, 3% 2/15/2042	3,020,000	2,685,787
New York Liberty Dev Corp Series 2021, 4% 2/15/2043	1,325,000	1,325,448
New York Liberty Dev Corp Series 2021, 4% 2/15/2043	750,000	751,614
New York Liberty Dev Corp Series 2022 A CL1, 3% 9/15/2043	2,350,000	2,052,508
New York Liberty Dev Corp Series 2022 A CL1, 3.125% 9/15/2050	650,000	496,535
New York Liberty Dev Corp Series CLASS 1, 5% 11/15/2044 (b)	8,505,000	8,518,959
New York Liberty Dev Corp Series CLASS 2, 5.15% 11/15/2034 (b)	1,840,000	1,843,455
New York Liberty Dev Corp Series CLASS 2, 5.375% 11/15/2040 (b)	6,065,000	6,074,941
New York Liberty Dev Corp Series CLASS 3, 7.25% 11/15/2044 (b)	2,000,000	2,004,717
Schenectady County Capital Resource Corp Series 2025 A, 5.5% 1/1/2057	455,000	484,040
TOTAL INDUSTRIAL DEVELOPMENT		41,898,004
Lease Revenue - 0.1%
New York Liberty Dev Corp Series 2021A, 2.75% 11/15/2041	1,660,000	1,371,323
New York Liberty Dev Corp Series 2021A, 2.875% 11/15/2046	1,500,000	1,170,643
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2053	2,200,000	2,057,589
New York Urban Dev Corp Sales Tax Rev Series 2021 A, 3% 3/15/2040	1,000,000	926,705
New York Urban Dev Corp Sales Tax Rev Series 2021 A, 4% 3/15/2037	1,125,000	1,168,363
New York Urban Dev Corp Sales Tax Rev Series 2021 A, 4% 3/15/2038	1,000,000	1,032,458
TOTAL LEASE REVENUE		7,727,081
Other - 0.1%
Monroe Cnty N Y Indl Dev Agy Multifamily Tax-Exempt Mtg-Bkdbds Series 2022A, 4.84% 11/1/2040	4,635,207	5,044,022
Nassau Cnty NY Indl Dev Agy Continuing Care Retirement Cmnty Rev Series 2021 B, 5% (e)(g)(l)	3,260,000	0
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	2,630,000	2,992,179
New York NY City Hsg Dev Corp Multifamily Mtg Rev Series 2024 CL F Class F, 5.25% 12/15/2031	1,676,470	1,744,437
New York NY City Hsg Dev Corp Multifamily Mtg Rev Series 8SPR Class E, 4.375% 12/15/2031	1,888,890	1,950,903
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, Ny Proj.) 1.85% 7/1/2039 VRDN (g)	500,000	500,000
New York St Dorm Auth Revs Non St Supported Debt Series 2022 A, 5% 10/1/2036	3,080,000	3,385,209
New York Transportation Development Corp 5% 12/1/2040 (h)	250,000	270,157
Onondaga NY Civic Dev Corp 5.25% 12/1/2045	1,150,000	1,290,242
Riverhead IDA Economic Job Development Corp Series 2023, 4.5% 2/1/2041	4,655,436	4,945,063
Westchester County Local Development Corp 6.375% 12/1/2055 (b)(k)	175,000	179,883
Westchester County Local Development Corp 6.5% 12/1/2065 (b)(k)	500,000	515,056
Westchester County Local Development Corp Series 2022B, 5% 1/1/2051	500,000	503,840
TOTAL OTHER		23,320,991
Resource Recovery - 0.0%
New York St Env Fac Corp Swdr Series 2020 R 1, 4.25% tender 9/1/2050 (b)(g)(h)	250,000	255,297
New York St Env Fac Corp Swdr Series 2020 R 2, 5.125% tender 9/1/2050 (b)(g)(h)	1,150,000	1,213,612
TOTAL RESOURCE RECOVERY		1,468,909
Special Tax - 2.7%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2033	200,000	205,150
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2035	1,445,000	1,479,990
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	950,000	971,053
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2038	4,575,000	5,283,233
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	2,510,000	2,630,611
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2045	2,000,000	2,211,447
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 11/1/2048	9,155,000	9,838,147
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 11/1/2051	850,000	925,776
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.5% 5/1/2052	2,500,000	2,703,278
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2040	3,835,000	4,278,308
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2041	5,570,000	6,182,884
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2042	5,000,000	5,515,055
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5.25% 2/1/2053	1,745,000	1,845,403
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB A 1, 5.25% 5/1/2047	2,000,000	2,167,460
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2045	1,655,000	1,802,302
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2046	1,535,000	1,653,994
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2047	4,465,000	4,738,355
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5% 2/1/2050	2,345,000	2,467,250
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.25% 2/1/2052	1,655,000	1,771,121
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB F 1, 5.5% 2/1/2048	4,000,000	4,415,499
New York City Transitional Finance Authority (New York State Sales Tax Rev Proj.) Series FISCAL 2024 C, 5.25% 5/1/2048	1,500,000	1,596,666
New York City Transitional Finance Authority 5.5% 11/1/2049	2,335,000	2,546,049
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 3% 1/1/2046 (Assured Guaranty Inc Insured)	2,250,000	1,790,235
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2040 (Assured Guaranty Inc Insured)	845,000	784,464
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 3% 3/1/2049 (Assured Guaranty Inc Insured)	500,000	375,140
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 4% 3/1/2045	615,000	594,110
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2020 A, 4% 3/1/2045 (Assured Guaranty Inc Insured)	1,265,000	1,241,463
New York NY City Ida Rev Series 2020 A, 3% 3/1/2049	450,000	338,681
New York NY City Transitional Fin Auth Rev 1.9% 8/1/2045 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	800,000	800,000
New York NY City Transitional Fin Auth Rev 4% 11/1/2037	440,000	458,578
New York NY City Transitional Fin Auth Rev 4% 11/1/2042	1,090,000	1,091,582
New York NY City Transitional Fin Auth Rev 4% 8/1/2045	1,885,000	1,836,298
New York NY City Transitional Fin Auth Rev 5.5% 11/1/2045	3,315,000	3,632,376
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2042	5,120,000	5,225,458
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2039	1,530,000	1,574,511
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2047	5,000,000	5,228,671
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	110,000	116,615
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2036	2,050,000	2,164,101
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2038	1,475,000	1,551,722
New York NY City Transitional Fin Auth Rev Series C 3, 5% 5/1/2041	3,750,000	3,908,860
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 3% 11/1/2047	1,000,000	774,213
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2041	2,200,000	2,217,530
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2036	425,000	444,761
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2039	745,000	763,828
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2045	845,000	822,650
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2034	210,000	222,236
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2046	2,960,000	2,844,599
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2049	575,000	532,983
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2039	1,475,000	1,512,278
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	1,100,000	1,089,202
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2045	2,135,000	2,078,529
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 4% 11/1/2038	790,000	814,191
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 D SUB D1, 5% 11/1/2040	5,440,000	5,700,713
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 5% 2/1/2047	2,485,000	2,598,649
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2040	2,000,000	2,250,537
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2039	2,000,000	2,231,927
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	11,945,000	13,335,564
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	1,875,000	1,968,133
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2016 A, 5% 3/15/2035	1,785,000	1,808,047
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2040	5,000,000	5,116,809
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 A, 5% 3/15/2043	2,410,000	2,500,160
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E GROUP 3, 5% 3/15/2043	6,275,000	6,565,012
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2044	495,000	516,666
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	6,475,000	7,378,860
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	2,220,000	2,668,789
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	2,360,000	2,779,895
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2025A, 5% 3/15/2045	700,000	765,017
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2025A, 5% 3/15/2055	10,000,000	10,464,089
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	3,275,000	2,444,313
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2047	260,000	247,539
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 4% 3/15/2049	2,000,000	1,887,154
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 5% 2/15/2031	65,000	66,720
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	3,295,000	2,491,892
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2039	1,000,000	1,018,391
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2040	4,085,000	4,138,910
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2047	7,485,000	7,142,290
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019A, 5% 3/15/2045	2,450,000	2,555,955
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	2,500,000	2,568,108
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2045	5,890,000	5,718,173
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	2,745,000	2,819,783
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2040	2,535,000	2,584,537
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2046	3,180,000	3,344,193
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 4% 3/15/2054	3,000,000	2,768,879
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2032	6,245,000	7,244,974
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2041	1,000,000	1,128,564
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2042	2,875,000	3,206,515
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 3% 3/15/2041	1,000,000	907,729
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 4% 3/15/2042	3,925,000	3,958,965
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2017C, 4% 3/15/2043	3,440,000	3,443,618
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2017C, 4% 3/15/2045	3,155,000	3,075,056
New York State Dormitory Authority (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2052	2,165,000	2,294,340
New York State Dormitory Authority Series 2017B GRP 3, 5% 2/15/2041	2,265,000	2,325,130
New York State Urban Development Corp (New York State Pit Proj.) 3% 3/15/2048	1,750,000	1,337,642
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2042	2,135,000	2,151,036
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2049	2,175,000	2,079,798
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2047	1,475,000	1,549,914
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2039	1,280,000	1,306,843
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	80,000	78,178
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	505,000	482,896
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	4,685,000	4,639,184
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	6,525,000	6,376,412
New York State Urban Development Corp (New York State Pit Proj.) Series 2022A, 5% 3/15/2043	10,000,000	10,785,266
New York State Urban Development Corp Series 2020E, 4% 3/15/2043	350,000	350,799
New York Twy Auth Pers Income Tax Rev Series 2025 A, 5% 3/15/2040	1,035,000	1,196,561
New York Twy Auth Pers Income Tax Rev Series 2025 A, 5% 3/15/2043	2,500,000	2,790,897
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2049	15,000,000	15,696,810
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	2,000,000	1,513,478
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	3,405,000	3,677,948
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2021 A, 3% 3/15/2050	300,000	223,866
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2029	280,000	280,461
NY Mta Dedicated Tax Fund 5% 11/15/2047	1,805,000	1,822,121
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (c)	355,000	297,176
NY Mta Dedicated Tax Fund Series 2022A, 5% 11/15/2045	250,000	264,880
NY Mta Dedicated Tax Fund Series 2024 B 1, 4% 11/15/2054	6,000,000	5,558,755
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2050	2,800,000	2,935,136
NY Payroll Mobility Tax 5% 3/15/2027	4,000,000	4,122,145
NY Payroll Mobility Tax 5% 5/15/2051	12,490,000	12,959,219
NY Payroll Mobility Tax Series 2021 B 1, 4% 5/15/2056	115,000	105,691
NY Payroll Mobility Tax Series 2021 SUB C 3, 3% 5/15/2051	1,500,000	1,116,125
NY Payroll Mobility Tax Series 2022 D 2, 5.5% 5/15/2052	4,000,000	4,271,275
NY Payroll Mobility Tax Series 2022 SUB D 2, 5.25% 5/15/2047	4,100,000	4,382,464
NY Payroll Mobility Tax Series 2022A, 5% 5/15/2052	1,700,000	1,897,387
Oneida Indian Nation NY Tax Rev Series 2024B, 6% 9/1/2043 (b)	1,200,000	1,311,037
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2028 (h)	355,000	306,501
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2029 (h)	520,000	432,649
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2030 (h)	395,000	320,484
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2031 (h)	490,000	390,655
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2032 (h)	910,000	715,127
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2033 (h)	805,000	625,853
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2034 (h)	720,000	554,969
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2035 (h)	960,000	734,761
Syracuse NY Indl Dev Agy Pilot Rev Series 2016 A, 5% 1/1/2036 (h)	310,000	235,877
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2048	2,000,000	2,095,076
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2053	1,500,000	1,553,750
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024A 1, 5.25% 5/15/2064	4,000,000	4,200,536
Triborough Brdg & Tunl NY Rett Series 2025 A, 5% 12/1/2041	1,130,000	1,284,210
TOTAL SPECIAL TAX		363,101,339
Tobacco Bonds - 0.0%
Erie Cnty NY Tobacco Securitization Corp 0% 6/1/2047 (c)	2,500,000	535,530
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (c)	2,700,000	248,304
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2032	3,000,000	3,057,151
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2033	1,100,000	1,120,359
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2041	1,075,000	1,082,256
TOTAL TOBACCO BONDS		6,043,600
Transportation - 2.0%
Build NYC Resource Corp (TrIPs Obligated Group Proj.) 5.5% 7/1/2050 (h)	1,060,000	1,120,191
Metropolitan Transn Auth NY Rv 4% 11/15/2046	11,005,000	10,220,998
Metropolitan Transn Auth NY Rv 4% 11/15/2047	130,000	119,225
Metropolitan Transn Auth NY Rv 5.25% 11/15/2026 (Assured Guaranty Inc Insured)	1,180,000	1,205,620
Metropolitan Transn Auth NY Rv Series 2015 A 2, 5% tender 11/15/2045 (g)	2,195,000	2,377,955
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	250,000	254,317
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2029 (c)	125,000	113,589
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (c)	315,000	250,935
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2033	1,140,000	1,197,768
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2035	130,000	136,035
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2037	785,000	793,106
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	1,035,000	1,084,019
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2034	95,000	99,658
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2046	750,000	688,169
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2050 (Assured Guaranty Inc Insured)	450,000	412,490
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2051	250,000	219,793
Metropolitan Transn Auth NY Rv Series 2020 A 1, 5% 11/15/2049	2,750,000	2,810,299
Metropolitan Transn Auth NY Rv Series 2020 C 1, 5.25% 11/15/2055	600,000	615,869
Metropolitan Transn Auth NY Rv Series 2020 D, 4% 11/15/2050	2,600,000	2,332,843
Metropolitan Transn Auth NY Rv Series 2020 D, 5% 11/15/2044	1,850,000	1,933,211
Metropolitan Transn Auth NY Rv Series 2020 E, 4% 11/15/2045	2,550,000	2,391,551
Metropolitan Transn Auth NY Rv Series 2020 E, 5% 11/15/2033	540,000	594,842
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2045	900,000	843,651
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2046	250,000	229,390
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2049	650,000	579,743
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	1,000,000	1,054,349
Metropolitan Transn Auth NY Rv Series A 2, 5% 11/15/2027	250,000	254,317
Metropolitan Transn Auth NY Rv Series C 2, 4% 11/15/2038	360,000	360,565
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 2.875% 11/15/2046	5,000,000	3,855,934
New York Liberty Dev Corp (4 World Trade Center LLC Proj.) Series 2021A, 3% 11/15/2051 (Build America Mutual Assurance Co Insured)	250,000	186,291
New York NY City Indl Dev Agy Arpt Facs Rev (Transportation Infrastructure Properties, LLC Proj.) Series 2012A, 5% 7/1/2028 (h)	290,000	290,275
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2038	3,400,000	3,482,086
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2045	1,465,000	1,420,980
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2050	250,000	227,639
New York St Twy Auth Gen Rev Series O, 3% 1/1/2051	1,500,000	1,124,264
New York Transn Dev Corp Exempt Fac Rev Series 2021, 4% 10/31/2046 (h)	3,885,000	3,525,825
New York Transn Dev Corp Exempt Fac Rev Series 2021, 4% 4/30/2053 (h)	825,000	709,243
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 4% 1/1/2036 (h)	280,000	280,819
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2027 (h)	4,000,000	4,068,488
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (h)	435,000	450,839
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2031 (h)	1,735,000	1,796,815
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2032 (h)	3,510,000	3,632,111
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2033 (h)	260,000	268,700
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2034 (h)	1,190,000	1,228,300
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2036 (h)	710,000	730,272
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4.375% 10/1/2045 (h)	3,535,000	3,406,847
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2035 (h)	990,000	1,050,388
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (h)	3,655,000	3,782,885
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 5.625% 4/1/2040 (h)	4,535,000	4,853,820
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (h)	3,800,000	4,240,416
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2039 (h)	105,000	104,859
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2042 (h)	1,380,000	1,336,729
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2036 (h)	5,000	5,334
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2040	480,000	480,790
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2032	375,000	414,095
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2035	480,000	523,790
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2037	290,000	313,293
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2030 (h)	2,000,000	2,198,347
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (h)	995,000	1,117,785
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (h)	2,795,000	3,110,424
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (h)	1,935,000	2,141,512
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (h)	845,000	929,248
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (h)	575,000	627,861
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (h)	1,535,000	1,665,184
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (h)	5,220,000	5,630,952
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (h)	4,800,000	5,150,825
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (h)	2,410,000	2,570,146
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (h)	2,190,000	2,331,892
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (h)	1,345,000	1,421,044
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Inc Insured) (h)	1,625,000	1,642,893
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2054 (Assured Guaranty Inc Insured) (h)	2,455,000	2,470,073
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2060 (h)	1,100,000	1,074,548
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.125% 6/30/2060 (Assured Guaranty Inc Insured) (h)	15,815,000	15,961,419
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2060 (Assured Guaranty Inc Insured) (h)	3,230,000	3,303,897
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.375% 6/30/2060 (h)	9,655,000	9,690,219
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2038 (h)	2,000,000	2,175,346
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2042 (Assured Guaranty Inc Insured) (h)	3,170,000	3,415,893
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.5% 6/30/2054 (h)	11,540,000	11,798,487
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 6% 6/30/2054 (h)	11,655,000	12,227,628
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 0% 12/31/2054 (Assured Guaranty Inc Insured) (h)(i)	2,355,000	1,587,173
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 4.5% 12/31/2054 (Assured Guaranty Inc Insured) (h)	2,500,000	2,410,581
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.25% 12/31/2054 (Assured Guaranty Inc Insured) (h)	12,695,000	13,029,442
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (h)	7,055,000	7,259,030
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2060 (h)	8,590,000	8,804,246
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2033 (h)	2,600,000	2,600,209
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2035 (Assured Guaranty Inc Insured) (h)	2,950,000	2,950,167
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2034 (h)	520,000	520,765
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (h)	1,525,000	1,526,434
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2046 (h)	12,225,000	12,229,771
New York Transportation Development Corp 5% 12/1/2027 (h)	750,000	780,492
New York Transportation Development Corp 5% 12/1/2028 (h)	750,000	797,432
New York Transportation Development Corp 5% 12/1/2029 (h)	400,000	433,954
New York Transportation Development Corp Series 2016, 5% 8/1/2026 (h)	460,000	460,530
New York Transportation Development Corp Series 2016, 5% 8/1/2031 (h)	2,635,000	2,639,092
New York Transportation Development Corp Series 2020, 5.25% 8/1/2031 (h)	420,000	439,527
New York Transportation Development Corp Series 2020, 5.375% 8/1/2036 (h)	1,405,000	1,481,246
New York Transportation Development Corp Series 2021, 2.25% 8/1/2026 (h)	35,000	34,901
New York Transportation Development Corp Series 2025, 6% 6/30/2050 (Assured Guaranty Inc Insured) (h)	3,250,000	3,538,391
New York Transportation Development Corp Series 2025, 6% 6/30/2055 (h)	1,675,000	1,787,642
New York Transportation Development Corp Series 2025, 6% 6/30/2059 (h)	6,400,000	6,824,874
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2048	500,000	387,474
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 3% 3/15/2051	1,950,000	1,453,616
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 4% 3/15/2043	525,000	528,618
Port Auth NY & NJ Series 226, 5% 10/15/2038 (h)	635,000	685,326
Port Auth NY & NJ Series 231, 5.5% 8/1/2040 (h)	1,510,000	1,687,266
Triborough Brdg & Tunl NY Revs 4% 11/15/2056	3,000,000	2,751,075
Triborough Brdg & Tunl NY Revs 5% 11/15/2051	1,400,000	1,448,317
Triborough Brdg & Tunl NY Revs Series 2017 C 2, 5% 11/15/2042	2,480,000	2,563,053
Triborough Brdg & Tunl NY Revs Series 2018 A, 5% 11/15/2043	1,000,000	1,035,724
Triborough Brdg & Tunl NY Revs Series 2020 A, 5% 11/15/2049	3,710,000	3,868,444
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2037	750,000	772,181
TOTAL TRANSPORTATION		264,059,241
Water & Sewer - 0.6%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2019 B, 3% 6/15/2038	915,000	895,402
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2043	300,000	337,152
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2052	1,060,000	1,099,589
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2052	10,000,000	10,557,235
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2055	2,000,000	2,130,092
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	1,565,000	1,901,499
New York NY Cty Muni Wtr Fin Auth Series 2018 CC 1, 5% 6/15/2048	2,000,000	2,024,957
New York NY Cty Muni Wtr Fin Auth Series 2018 DD (DD 2), 5% 6/15/2038	8,795,000	9,142,704
New York NY Cty Muni Wtr Fin Auth Series 2018 EE, 5% 6/15/2040	5,000,000	5,184,067
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 DD, 4% 6/15/2036	1,285,000	1,354,318
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 4% 6/15/2039	2,185,000	2,282,730
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	9,100,000	9,684,688
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB AA 1, 4% 6/15/2051	5,540,000	5,138,925
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB BB 1, 3% 6/15/2044	2,415,000	2,043,448
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB BB 1, 4% 6/15/2045	1,610,000	1,593,730
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB BB 1, 5% 6/15/2044	750,000	800,925
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2023 DD, 4.125% 6/15/2046	2,000,000	1,967,429
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5% 6/15/2049	8,000,000	8,509,082
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2026 BB, 5.5% 6/15/2056	10,300,000	11,254,446
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	2,910,000	3,082,209
TOTAL WATER & SEWER		80,984,627
TOTAL NEW YORK		978,058,863
Non-state Specific - 0.0%
Housing - 0.0%
Federal Home Ln Mtg Corp Multifamily Var Rate Ctfs Series M046 Class A, 2.625% 6/15/2035 (Liquidity Facility Freddie Mac Non Gold Pool) VRDN (b)(g)	3,455,000	3,118,620
Other - 0.0%
Affordable Hsg Opportunities Tr Series AH 01 1CL A, 3.528% 5/1/2039 (b)	2,295,000	2,010,530
TOTAL NON-STATE SPECIFIC		5,129,150
North Carolina - 0.6%
Education - 0.0%
North Carolina Edl Facs Fin (Duke Univ Nc Rev Proj.) 1.7% 6/1/2027 VRDN (g)	1,555,000	1,555,000
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (h)	290,000	306,672
TOTAL EDUCATION		1,861,672
General Obligations - 0.0%
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 4% 6/1/2039	55,000	56,312
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	845,000	872,842
Pender Cnty NC Series 2024, 3% 3/1/2041	2,145,000	1,996,702
Pender Cnty NC Series 2024, 3% 3/1/2042	1,700,000	1,550,128
Union Cnty NC Gen. Oblig. 2.5% 9/1/2036	590,000	557,502
TOTAL GENERAL OBLIGATIONS		5,033,486
Health Care - 0.2%
Atrium Health (Carolinas Healthcare System Proj.) Series 2007B, 1.9% 1/15/2038 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	1,400,000	1,400,000
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) 4% 3/1/2036	335,000	341,893
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2041	95,000	94,255
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	3,235,000	2,737,810
North Carolina Med Care Commn Health Care Facs Rev (Novant Health Inc Proj.) Series 2019A, 4% 11/1/2052	665,000	600,786
North Carolina Med Care Commn Health Care Facs Rev (Presbyterian Homes Inc Proj.) Series 2020A, 5% 10/1/2040	195,000	202,647
North Carolina Med Care Commn Health Care Facs Rev (Presbyterian Homes Inc Proj.) Series 2020A, 5% 10/1/2045	185,000	186,948
North Carolina Med Care Commn Health Care Facs Rev (Presbyterian Homes Inc Proj.) Series 2020A, 5% 10/1/2050	115,000	113,885
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	1,130,000	938,771
North Carolina Med Care Commn Health Care Facs Rev (Vidant Health Proj.) Series 2015, 5% 6/1/2040	3,730,000	3,733,693
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (g)	2,190,000	2,189,819
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2029	80,000	85,420
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2030	80,000	85,460
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2032	60,000	63,767
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 5% 12/1/2033	45,000	47,735
North Carolina Med Care Commn Health Care Facs Rev Series 2021 A, 4% 3/1/2029	55,000	56,455
North Carolina Med Care Commn Health Care Facs Rev Series 2021 C, 4% 3/1/2036	445,000	454,157
North Carolina Med Care Commn Health Care Facs Rev Series 2021 C, 4% 3/1/2042	730,000	712,667
North Carolina Med Care Retirement Fac Rev (Maryfield, Inc Proj.) Series 2025, 5.625% 10/1/2055	360,000	366,031
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5.5% 9/1/2054	340,000	341,943
North Carolina Med Care Retirement Fac Rev (United Methodist Retirement Homes Proj.) Series 2025A, 5% 10/1/2050	1,000,000	1,025,243
North Carolina Med Care Retirement Fac Rev (United Methodist Retirement Homes Proj.) Series 2025A, 5.125% 10/1/2056	215,000	221,406
North Carolina Med Care Retirement Fac Rev Series 2015, 4.7% 7/1/2037	385,000	372,748
North Carolina Med Care Retirement Fac Rev Series 2015, 4.875% 7/1/2040	755,000	718,095
North Carolina Med Care Retirement Fac Rev Series 2015, 5% 7/1/2045	625,000	582,382
North Carolina Med Care Retirement Fac Rev Series 2015, 5.25% 10/1/2035	295,000	295,248
North Carolina Med Care Retirement Fac Rev Series 2015, 5.25% 10/1/2037	130,000	130,085
North Carolina Med Care Retirement Fac Rev Series 2015, 5.375% 10/1/2045	1,655,000	1,654,895
North Carolina Med Care Retirement Fac Rev Series 2016, 5% 10/1/2031	245,000	247,258
North Carolina Med Care Retirement Fac Rev Series 2016, 5% 10/1/2037	220,000	221,341
North Carolina Med Care Retirement Fac Rev Series 2017 A, 5% 7/1/2047	165,000	149,632
North Carolina Med Care Retirement Fac Rev Series 2019 A, 5% 7/1/2039	420,000	429,804
North Carolina Med Care Retirement Fac Rev Series 2019 A, 5% 7/1/2044	615,000	617,817
North Carolina Med Care Retirement Fac Rev Series 2019 A, 5% 7/1/2049	295,000	285,568
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 1/1/2052	370,000	310,115
North Carolina Med Care Retirement Fac Rev Series 2021, 4% 9/1/2041	150,000	145,797
North Carolina Med Care Retirement Fac Rev Series 2021, 4% 9/1/2046	300,000	265,208
North Carolina Med Care Retirement Fac Rev Series 2021, 4% 9/1/2051	555,000	465,750
Northern Hosp Dist Surry Cnty Health Care Facs Rev Series 2017, 5% 10/1/2027	320,000	322,860
Northern Hosp Dist Surry Cnty Health Care Facs Rev Series 2017, 5% 10/1/2031	265,000	265,044
Northern Hosp Dist Surry Cnty Health Care Facs Rev Series 2017, 5% 10/1/2033	290,000	287,662
Unc Health Nash Series 2025, 5.25% 2/1/2055	4,775,000	4,917,474
Unc Health Nash Series 2025, 5.75% 2/1/2050	1,995,000	2,159,367
TOTAL HEALTH CARE		30,844,941
Housing - 0.1%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,345,000	1,473,360
NC Hsg Fin Agy Homeownership Rev 4.8% 1/1/2055	1,760,000	1,768,251
NC Hsg Fin Agy Homeownership Rev 5% 7/1/2047	315,000	327,131
NC Hsg Fin Agy Homeownership Rev 6% 7/1/2053	1,120,000	1,199,386
NC Hsg Fin Agy Homeownership Rev Series 39 B, 4% 7/1/2048	270,000	272,460
NC Hsg Fin Agy Homeownership Rev Series 44, 4% 7/1/2050	135,000	136,849
NC Hsg Fin Agy Homeownership Rev Series 53 A, 6.25% 1/1/2055	2,200,000	2,414,734
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 57 A, 6.25% 1/1/2056	995,000	1,142,233
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 4.55% 7/1/2045	1,345,000	1,363,300
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	1,750,000	2,038,952
North Carolina Hsg Fin Agy Series 42, 4% 1/1/2050	295,000	298,521
TOTAL HOUSING		12,435,177
Other - 0.1%
Charlotte NC Gen. Oblig. Series 2021 A, 2% 6/1/2039	2,400,000	1,951,021
Forsyth Cnty NC Gen. Oblig. 2% 3/1/2038	5,655,000	4,805,880
Forsyth Cnty NC Gen. Oblig. 2% 3/1/2039	1,000,000	829,847
North Carolina Med Care Commn Health Care Facs Rev Series 2021 C, 4% 3/1/2030	500,000	516,773
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 9/1/2041	150,000	149,337
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 9/1/2047	135,000	122,040
North Carolina Med Care Retirement Fac Rev Series 2021 A, 4% 9/1/2051	135,000	117,801
North Carolina Med Care Retirement Fac Rev Series 2024 A, 5% 10/1/2044	180,000	186,850
North Carolina Med Care Retirement Fac Rev Series 2024B, 5% 9/1/2049	500,000	508,436
North Carolina Med Care Retirement Fac Rev Series 2025 A, 5.25% 1/1/2055	400,000	405,056
North Carolina Med Care Retirement Fac Rev Series 2025, 5.25% 12/1/2050	1,720,000	1,786,967
North Carolina Med Care Retirement Fac Rev Series 2026 A, 5% 11/1/2050	1,410,000	1,445,898
North Carolina Med Care Retirement Fac Rev Series 2026 A, 5% 11/1/2056	1,950,000	1,979,463
TOTAL OTHER		14,805,369
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2019A, 4% 7/1/2044	400,000	402,434
Charlotte NC Arpt Rev Series 2019B, 4% 7/1/2044 (h)	550,000	535,842
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	185,000	191,763
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	185,000	191,304
Charlotte NC Arpt Rev Series A, 5% 7/1/2035	110,000	113,490
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	425,000	437,019
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (h)	10,000	10,079
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (h)	25,000	25,797
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (h)	20,000	20,638
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (h)	30,000	30,958
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (h)	30,000	30,949
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (h)	60,000	61,859
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (h)	60,000	61,811
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (h)	65,000	66,895
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (h)	65,000	66,829
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (h)	45,000	46,207
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (h)	40,000	41,010
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (h)	45,000	46,065
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (h)	145,000	147,469
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	175,000	177,782
Greater Asheville Regional Airport Authority Series 2022A, 5.5% 7/1/2047 (Assured Guaranty Inc Insured) (h)	4,170,000	4,402,199
Greater Asheville Regional Airport Authority Series 2023, 5.25% 7/1/2048 (Assured Guaranty Inc Insured) (h)	190,000	197,129
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	2,495,000	2,201,839
North Carolina Tpk Auth Triangle Expwy Sys Rev 4% 1/1/2055	180,000	160,714
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2043	850,000	885,628
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2044	315,000	326,387
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	1,565,000	1,593,744
North Carolina Tpk Auth Triangle Expwy Sys Rev 5% 1/1/2049	300,000	305,471
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2017, 5% 1/1/2031 (Assured Guaranty Inc Insured)	340,000	346,503
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2017, 5% 1/1/2032	265,000	270,102
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2040	3,255,000	3,394,363
North Carolina Turnpike Authority Series A, 5% 7/1/2042	595,000	597,047
North Carolina Turnpike Authority Series A, 5% 7/1/2047	920,000	921,329
North Carolina Turnpike Authority Series A, 5% 7/1/2051	3,535,000	3,538,080
North Carolina Turnpike Authority Series A, 5% 7/1/2054	435,000	435,387
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2030 (h)	265,000	290,520
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2032 (h)	210,000	228,473
Raleigh Durham NC Arpt Auth Arpt Rev Series 2020 A, 5% 5/1/2033 (h)	210,000	227,784
Raleigh Durham NC Arpt Auth Arpt Rev Series 2020 A, 5% 5/1/2035 (h)	295,000	317,949
TOTAL TRANSPORTATION		23,346,848
TOTAL NORTH CAROLINA		88,327,493
North Dakota - 0.2%
Education - 0.0%
North Dakota St Brd Higher Ed Hsg & Auxiliary Facs Rev Series 2019 A, 4% 4/1/2039 (Assured Guaranty Inc Insured)	495,000	503,111
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Inc Insured)	2,395,000	1,684,512
TOTAL EDUCATION		2,187,623
General Obligations - 0.0%
Horace ND Gen. Oblig. Series 2024 C, 4.5% 5/1/2039	270,000	281,323
Horace ND Gen. Oblig. Series 2024 C, 4.75% 5/1/2044	400,000	406,956
TOTAL GENERAL OBLIGATIONS		688,279
Health Care - 0.2%
Cass Cnty ND Catholic Health Series 2018 B, 5.25% 2/15/2053	400,000	403,421
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 3% 12/1/2046 (Assured Guaranty Inc Insured)	5,650,000	4,395,122
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2035	1,295,000	1,303,097
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2036	1,095,000	1,096,637
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2037	970,000	965,152
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	885,000	872,678
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2033	1,325,000	1,422,542
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2034	1,590,000	1,703,158
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) Series 2023A, 5% 12/1/2048 (Assured Guaranty Inc Insured)	1,000,000	1,027,705
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) Series 2023A, 5% 12/1/2053 (Assured Guaranty Inc Insured)	3,715,000	3,768,181
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2034	830,000	838,168
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2038	770,000	773,607
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2048	40,000	36,074
Ward Cnty ND Health Care Fac Series 2017 C, 5% 6/1/2053	1,340,000	1,168,432
TOTAL HEALTH CARE		19,773,974
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	405,000	402,528
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3.45% 7/1/2037	500,000	499,682
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3.65% 7/1/2042	1,350,000	1,329,176
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2020 B, 2.5% 7/1/2044	1,390,000	1,080,472
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	1,315,000	1,303,647
TOTAL HOUSING		4,615,505
TOTAL NORTH DAKOTA		27,265,381
Ohio - 1.9%
Education - 0.0%
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2039 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,145,000	1,237,186
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2040 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,205,000	1,308,330
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2041 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,270,000	1,374,758
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.25% 8/1/2042 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,340,000	1,438,246
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 4% 7/1/2040	45,000	45,002
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	170,000	184,068
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2042	290,000	304,796
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2044	100,000	92,041
Ohio St Higher Ed Fac Comm (Tiffin University, OH Proj.) Series 2019, 4% 11/1/2049	200,000	157,342
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2036	240,000	250,567
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) Series 2018 B, 5% 12/1/2034	130,000	136,399
Ohio St Higher Ed Fac Comm Series 2016, 5% 11/1/2041	640,000	645,119
Ohio St Higher Ed Fac Comm Series 2022, 5.125% 12/1/2042	305,000	317,494
Ohio St Higher Ed Fac Comm Series 2022, 5.375% 12/1/2052	485,000	492,392
Toledo-Lucas Cnty Ohio Port Auth Student Hsg Rev Series A, 5% 7/1/2046	350,000	331,789
Univ Akron Ohio Gen Rcpt 5% 1/1/2030	100,000	108,737
TOTAL EDUCATION		8,424,266
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2021A, 4% 2/15/2038	1,675,000	1,726,639
American Mun Pwr Solar 5% 2/15/2039	55,000	57,587
American Mun Pwr Solar Series 2019 A, 5% 2/15/2038	85,000	89,352
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	175,000	180,308
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005A, 3.75% 1/1/2029 (h)	3,345,000	3,396,995
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005D, 3.7% 10/1/2028 (h)	1,330,000	1,346,362
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2007 B, 2.5% tender 11/1/2042 (g)(h)	360,000	348,656
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014 B, 2.6% tender 6/1/2041 (g)(h)	985,000	958,874
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (g)(h)	1,975,000	2,007,292
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022B, 4% tender 9/1/2030 (g)	835,000	848,687
TOTAL ELECTRIC UTILITIES		10,960,752
Escrowed/Pre-Refunded - 0.0%
Akron Bath Copley Hsp Dist OH 5.25% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	3,085,000	3,149,621
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2031 (Pre-refunded to 11/15/2030 at 100)	25,000	28,056
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	5,000	5,034
TOTAL ESCROWED/PRE-REFUNDED		3,182,711
General Obligations - 0.2%
Brunswick Ohio City Sch Dist Series 2023, 5.25% 12/1/2053 (Build America Mutual Assurance Co Insured)	1,165,000	1,223,927
Brunswick Ohio City Sch Dist Series 2023, 5.5% 12/1/2060 (Build America Mutual Assurance Co Insured)	2,160,000	2,290,162
Columbus OH City Sch Dist 5% 12/1/2029	255,000	256,722
Columbus OH City Sch Dist 5% 12/1/2032	50,000	50,337
Cuyahoga Falls OH City Sch Dis Series 2021, 3% 12/1/2046 (Build America Mutual Assurance Co Insured)	2,250,000	1,782,716
Indian Creek Ohio Loc Sch Dist Series 2018 A, 5% 11/1/2045	320,000	328,762
North Canton Ohio Sch Dist Series 2020, 2.375% 11/1/2050	2,490,000	1,601,822
State of Ohio Gen. Oblig. 5% 3/1/2042	5,645,000	6,392,838
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	630,000	682,791
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	855,000	948,798
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	1,140,000	1,232,926
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	950,000	1,052,171
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	1,425,000	1,545,878
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	1,425,000	1,582,662
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	470,000	509,384
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	570,000	632,532
Worthington Ohio City Sch Dist Series 2023, 5.5% 12/1/2054	4,750,000	5,071,491
TOTAL GENERAL OBLIGATIONS		27,185,919
Health Care - 0.4%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	2,825,000	2,834,934
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	245,000	247,708
Cleveland-Cuyahoga Cnty Ohio Port Auth Economic Dev Rev Series 2017A, 5% 12/1/2042	300,000	301,051
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 4.75% 2/15/2047	865,000	802,204
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2042	840,000	842,812
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	1,425,000	1,317,355
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2057	770,000	702,006
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5.25% 2/15/2047	890,000	885,595
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5.5% 2/15/2052	6,615,000	6,549,220
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5.5% 2/15/2057	3,810,000	3,752,056
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	5,000	5,002
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	5,000	5,003
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	5,000	5,003
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	280,000	262,347
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) 1.9% 11/1/2042 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	200,000	200,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) 1.9% 11/1/2065 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	200,000	200,000
Franklin Cnty OH Hosp Facs Rev (Ohiohealth Corporation Proj.) Series 2018A, 4% 5/15/2047	880,000	833,723
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 5% 12/1/2046	1,410,000	1,426,776
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2019 CC, 5% 11/15/2049	2,850,000	3,120,848
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2033	55,000	56,707
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) 5% 1/1/2036	440,000	440,404
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2016, 5% 1/1/2046	1,240,000	1,240,005
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2023A, 5.75% 1/1/2053	610,000	634,247
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2050	495,000	510,964
Hamilton Cnty Ohio Health Care Rev Series 2017A, 5% 1/1/2052	295,000	287,122
Marion Cnty OH Health Care Rev Series 2019, 5% 12/1/2039	230,000	201,191
Marion Cnty OH Health Care Rev Series 2019, 5.125% 12/1/2049	255,000	197,376
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2049	2,100,000	2,121,836
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	370,000	323,583
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	2,005,000	1,955,888
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2051	800,000	712,171
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2030	990,000	1,083,698
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2038	485,000	486,514
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2045	225,000	200,621
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 5% 11/15/2034	210,000	221,868
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	140,000	140,315
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2044	705,000	705,085
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2036	135,000	136,353
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2040	125,000	122,060
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) 1.95% 1/15/2046, LOC Royal Bank of Canada/New York NY VRDN (g)	1,100,000	1,100,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) 1.95% 1/15/2047, LOC Royal Bank of Canada/New York NY VRDN (g)	2,500,000	2,500,000
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	2,150,000	1,727,309
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	2,675,000	2,440,418
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 E, 4% 1/15/2041	320,000	320,187
Ohio St Hosp Rev Series 2020 A, 4% 1/15/2038	150,000	152,378
Ohio St Hosp Rev Series 2020 A, 4% 1/15/2039	280,000	283,368
Ohio St Hosp Rev Series 2020 A, 4% 1/15/2050	390,000	354,368
Ohio St Hosp Rev Series 2020 A, 5% 1/15/2050	2,360,000	2,381,806
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2029	760,000	798,401
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	10,000	10,488
Ross County Ohio Hosp Rev (Adena Health Sys Proj.) Series 2019, 5% 12/1/2026	40,000	40,624
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	340,000	340,439
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 5% 2/15/2027	105,000	105,153
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	385,000	399,378
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	660,000	691,373
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	700,000	744,301
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	740,000	797,526
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	790,000	862,144
TOTAL HEALTH CARE		52,121,312
Housing - 0.0%
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2018, 5.5% 12/1/2043	240,000	244,923
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2018, 5.5% 12/1/2053	1,370,000	1,374,883
Cleveland-Cuyahoga County OH Port Authority Series 2019, 4% 8/1/2044	450,000	438,882
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025A, 6.05% 1/1/2046 (b)	475,000	485,803
Cuyahoga Metropolitan Housing Authority Series 2021, 2% 12/1/2031	620,000	568,834
Ohio Housing Finance Agency Series 2025B, 6.5% 3/1/2056	1,000,000	1,171,278
Ohio Hsg Fin Agy Mf Hsg Rev Series 2017, 5.45% 1/1/2038 (b)	250,000	250,962
Ohio Hsg Fin Agy Mf Hsg Rev Series 2024, 6% 1/1/2045 (b)	675,000	692,789
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	60,000	60,836
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 4.8% 9/1/2048	2,075,000	2,126,209
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 4.9% 9/1/2053	990,000	995,745
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,070,000	1,187,596
TOTAL HOUSING		9,598,740
Industrial Development - 0.1%
Cleveland-Cuyahoga Cnty Ohio Port Auth Tax Increment Fing Rev Series 2021 B, 4.5% 12/1/2055 (b)	100,000	81,272
Ohio Air Quality Development Authority Series 2017, 4.25% 1/15/2038 (b)(h)	100,000	100,794
Ohio Air Quality Development Authority Series 2017, 4.5% 1/15/2048 (b)(h)	950,000	904,260
Ohio Air Quality Development Authority Series 2019, 5% 7/1/2049 (b)(h)	6,950,000	6,473,066
TOTAL INDUSTRIAL DEVELOPMENT		7,559,392
Lease Revenue - 0.1%
Fort Loramie Ohio Loc Sch Distctfs Partn Series 2025, 5.5% 12/1/2050	670,000	691,549
Fort Loramie Ohio Loc Sch Distctfs Partn Series 2025, 5.5% 12/1/2054	600,000	617,834
Gahanna-Jefferson City Schdist Ohio Ctfs Partn Series 2025, 5.5% 12/1/2050	425,000	441,133
Madison-Plains Ohio Loc Sch Dist Ctfs Partn Series 2025, 5.5% 12/1/2049 (Build America Mutual Assurance Co Insured)	2,145,000	2,260,628
Madison-Plains Ohio Loc Sch Dist Ctfs Partn Series 2025, 5.5% 12/1/2054 (Build America Mutual Assurance Co Insured)	3,855,000	4,046,896
Yellow Springs Ohio Exmp Vlg Sch Dist Ctfs Partn Series 2024, 5.25% 12/1/2049 (Build America Mutual Assurance Co Insured)	910,000	955,011
TOTAL LEASE REVENUE		9,013,051
Other - 0.2%
Bedford OH City Sch Dist Series 2025, 5.5% 12/1/2058 (Build America Mutual Assurance Co Insured)	1,290,000	1,364,756
City of Norwood OH 4.375% 12/1/2030	240,000	244,431
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2051	295,000	253,210
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2021, 4% 7/1/2040	85,000	86,345
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev Series 2021, 4% 7/1/2041	105,000	105,843
Columbus Metropolitan Housing Authority Series 2024, 4% 12/1/2034	1,345,000	1,369,002
Columbus Ohio Met Hsg Auth Affordable Hsg Rev Series 2024, 4.625% 8/1/2042	145,000	148,294
Columbus-Franklin Cnty Ohio Fin Auth Dev Rev Series 2025 A, 5.25% 5/15/2045	340,000	360,449
Dayton-Montgomery Cnty OH Port Auth Dev Rev Series 2024, 5% 12/1/2054	1,000,000	991,019
Dayton-Montgomery County Port Authority Series 2025A, 6.625% 1/1/2045 (b)	825,000	880,080
Greene County Port Authority Series 2024B, 5% 5/15/2059	1,890,000	1,837,950
Margaretta Local School District Series 2025, 5.5% 10/1/2047 (Build America Mutual Assurance Co Insured)	1,185,000	1,256,603
Ohio Housing Finance Agency 6.25% 3/1/2056	995,000	1,117,075
Ohio Hsg Fin Agy Mf Hsg Rev 5.7% 8/1/2043 (b)	1,175,000	1,248,646
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025 A, 6.5% 1/1/2045 (b)	1,325,000	1,391,996
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025, 6.25% 1/1/2045 (b)	1,450,000	1,524,175
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025, 6.375% 1/1/2045 (b)	1,000,000	1,058,162
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025A, 6.1% 1/1/2046 (b)	725,000	744,183
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025A, 6.3% 1/1/2045	850,000	881,032
Ohio Hsg Fin Agy Mf Hsg Rev Series 2025A, 6.3% 1/1/2045	750,000	777,381
Port Gtr Cincinnati Dev Auth Ohio Multifamily Hsg Rev Series 2025 A, 6.5% 1/1/2045 (b)	1,000,000	1,059,696
Shaker Heights OH City Sch Dst Series 2024, 5.25% 12/15/2054	2,000,000	2,138,082
Summit Cnty Ohio Dev Fin Authpkg Sys Rev Series 2023, 6% 12/1/2058	1,670,000	1,784,346
Summit County Development Finance Authority Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,690,000	1,751,496
Summit County Development Finance Authority Series 2025A, 5.5% 7/1/2060 (Build America Mutual Assurance Co Insured)	2,000,000	2,102,040
Toledo-Lucas Cnty Ohio Port Auth Pkg Sys Rev Series 2021, 4% 1/1/2057	350,000	289,304
Warren Cnty OH Health Care Fac 5% 7/1/2049	975,000	983,374
West Central Ohio Port Authority Series 2025A, 5.5% 12/1/2055	680,000	690,541
TOTAL OTHER		28,439,511
Special Tax - 0.1%
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2035	110,000	114,834
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2037	70,000	72,716
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2038	85,000	88,124
Cleveland-Cuyahoga Cnty Ohio Port Auth Tax Increment Fing Rev Series 2021A, 4% 12/1/2055 (b)	175,000	136,066
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	775,000	793,801
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	2,015,000	2,052,524
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2051	2,955,000	2,922,731
Port Gtr Cinci Dev Auth OH Rev Series 2024 C, 5.25% 12/1/2053 (Assured Guaranty Inc Insured)	285,000	299,815
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5.125% 12/1/2055	1,200,000	1,196,654
TOTAL SPECIAL TAX		7,677,265
Tobacco Bonds - 0.5%
Buckeye OH Tobacco Settlement Fing Auth Series 2020 B 2 CL 2, 5% 6/1/2055	39,880,000	32,929,475
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	7,190,000	5,216,254
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2038	720,000	725,796
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2039	240,000	241,199
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	6,575,000	5,706,029
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2029	3,230,000	3,471,315
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	1,650,000	1,793,366
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	5,475,000	5,932,924
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	70,000	75,321
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2035	705,000	755,535
TOTAL TOBACCO BONDS		56,847,214
Transportation - 0.2%
Cleveland OH Arpt Sys Rev Series 2018 B, 5% 1/1/2048	1,750,000	1,765,992
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (h)	2,110,000	2,359,630
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2044 (h)	8,345,000	8,983,876
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (h)	4,935,000	5,257,466
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2050 (h)	950,000	1,012,216
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2055 (h)	7,445,000	7,887,150
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2029	1,415,000	1,561,384
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2030	1,270,000	1,430,605
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2031	90,000	103,361
Ohio St Private Activity Rev (Portsmouth Gateway Group LLC Proj.) Series 2015, 5% 12/31/2039 (h)	565,000	565,173
Ohio St Private Activity Rev (Portsmouth Gateway Group LLC Proj.) Series 2015, 5% 6/30/2053 (h)	400,000	399,506
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (c)	645,000	358,814
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	585,000	657,780
Port Gtr Cincinnati Dev Auth Ohio Pkg Fac Rev 5% 12/1/2055 (Assured Guaranty Inc Insured)	2,890,000	2,986,102
Port Gtr Cincinnati Dev Auth Ohio Pkg Fac Rev 5% 12/1/2060	600,000	616,041
TOTAL TRANSPORTATION		35,945,096
Water & Sewer - 0.0%
Marysville OH Wtr Sys Mtg Rev Series 2020, 3% 12/1/2049 (Build America Mutual Assurance Co Insured)	3,055,000	2,330,259
TOTAL OHIO		259,285,488
Oklahoma - 0.3%
Education - 0.0%
Oklahoma Cnty Okla Fin Auth Charter Sch Lease Rev Series 2024, 6% 6/15/2044 (b)	1,000,000	1,007,484
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	25,000	25,155
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	570,000	561,585
TOTAL EDUCATION		1,594,224
Electric Utilities - 0.0%
Grand River Dam Auth Okla Rev Series 2024 A, 5% 6/1/2041	740,000	823,330
General Obligations - 0.0%
Lincoln Cnty OK Edl Facs Auth Edl Facs Lease Rev Series 2016, 5% 9/1/2028	750,000	758,322
Health Care - 0.1%
Norman OK Reg Hos Auth Hos Rev Series 2019, 4% 9/1/2045	1,165,000	800,359
Norman OK Reg Hos Auth Hos Rev Series 2019, 5% 9/1/2045	730,000	583,965
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) 5.45% 8/15/2028	1,602,000	1,599,079
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 5% 8/15/2038	240,000	245,022
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 5.25% 8/15/2043	80,000	81,129
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 5.5% 8/15/2057	3,945,000	3,951,632
OK Dev Fin Auth Health Sys Rev Series 2018 B, 5.25% 8/15/2048	1,490,000	1,490,966
OK Dev Fin Auth Health Sys Rev Series 2018 B, 5.5% 8/15/2052	2,110,000	2,115,997
Oklahoma Cnty Okla Fin Ath Rev Series 2023 B, 5.875% 12/1/2047	1,404,574	763,747
Oklahoma Cnty Okla Fin Ath Rev Series 2023 C, 2% 12/1/2047	289,013	14,997
Oklahoma Dev Fin Auth Rev Series 2015, 5% 7/1/2042	25,000	24,537
Payne Cnty Okla Economic Dev Auth Rev Series A, 6.875% (e)(l)	455,845	2,781
Tulsa Okla Tulsa Indl Auth Rev Series 2017, 5.25% 11/15/2045	1,455,000	1,461,823
TOTAL HEALTH CARE		13,136,034
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	190,000	211,496
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2018A, 4.75% 9/1/2048	185,000	187,749
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2019A, 4% 9/1/2049	435,000	439,941
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 6.25% 3/1/2057	1,000,000	1,165,246
Tulsa Cnty OK Hfa Sfmr Series 2025A, 5.75% 7/1/2056	4,000,000	4,455,549
TOTAL HOUSING		6,459,981
Other - 0.0%
Jenks Okla Gen. Oblig. Series 2020, 2% 11/1/2035	1,065,000	918,052
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	170,000	170,318
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2032	60,000	60,097
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	245,000	245,204
TOTAL SPECIAL TAX		475,619
Transportation - 0.2%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (h)	275,000	278,000
Oklahoma St Tpk Auth Tpk Rev 5.5% 1/1/2054	4,375,000	4,750,059
Oklahoma St Tpk Auth Tpk Rev Series 2023, 4.5% 1/1/2053	1,650,000	1,633,194
Oklahoma St Tpk Auth Tpk Rev Series 2023, 5.5% 1/1/2053	7,175,000	7,673,218
Tulsa Okla Minicipal Airport Series 2001B, 5.5% 12/1/2035 (h)	1,550,000	1,553,847
Tulsa Okla Minicipal Airport Series 2025, 6.25% 12/1/2035 (h)	2,650,000	3,115,469
Tulsa Okla Minicipal Airport Series 2025, 6.25% 12/1/2040 (h)	240,000	273,130
TOTAL TRANSPORTATION		19,276,917
Water & Sewer - 0.0%
Oklahoma St Wtr Res Bd St Loan Series 2024B, 5.25% 10/1/2044	3,435,000	3,707,163
TOTAL OKLAHOMA		47,149,642
Oregon - 0.5%
Education - 0.0%
Oregon State Facilities Authority Series 2025A, 6% 6/15/2065 (b)	635,000	649,320
General Obligations - 0.3%
Benton & Lane Cntys Ore Sch Dist No 7-J Alsea 3% 6/15/2045 (Oregon St Guaranteed)	525,000	416,946
Multnomah Cnty OR Sch Dist 40 Series B, 5.5% 6/15/2053	875,000	945,830
Oregon St 5.25% 6/1/2043	1,685,000	1,932,535
Polk Marion & Benton Cntys OR Sch Dist No 13j 0% 12/15/2038 (Oregon St Guaranteed) (c)	120,000	74,708
Redmond or Gen. Oblig. Series 2025 A, 5.25% 6/1/2045 (h)	1,745,000	1,873,984
Redmond or Gen. Oblig. Series 2025 A, 5.5% 6/1/2052 (h)	560,000	595,204
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2037 (Oregon St Guaranteed) (c)	8,000,000	5,204,780
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2038 (Oregon St Guaranteed) (c)	5,000,000	3,076,774
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2039 (Oregon St Guaranteed) (c)	5,000,000	2,908,360
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2040 (Oregon St Guaranteed) (c)	5,000,000	2,742,501
Washington Cnty OR Sch Dist 48j Beaverton 0% 6/15/2041 (Oregon St Guaranteed) (c)	1,250,000	646,242
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2039 (Oregon St Guaranteed) (c)	5,775,000	3,417,287
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2033 (Oregon St Guaranteed)	60,000	62,096
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2036 (Oregon St Guaranteed)	170,000	175,238
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	170,000	174,737
TOTAL GENERAL OBLIGATIONS		24,247,222
Health Care - 0.1%
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2032	135,000	137,746
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2037	70,000	70,979
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2047	195,000	190,443
Clackamas Cnty OR Hsp Fac Auth (Williamette View Inc Proj.) 5% 11/15/2052	210,000	198,129
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Inc Insured)	1,000,000	738,365
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	320,000	281,016
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	85,000	91,366
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2038	235,000	250,575
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2045	725,000	752,230
Multnomah Cnty Ore Hosp Facs Auth Rev Series 2021A, 4% 12/1/2041	640,000	598,794
Multnomah Cnty Ore Hosp Facs Auth Rev Series 2021A, 4% 12/1/2051	470,000	369,369
Oregon St Facs Auth Lease Rent Rev 4.9% 9/15/2035	3,545,000	3,820,344
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	675,000	734,842
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2016 A, 5% 6/1/2046	2,655,000	2,659,191
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	1,325,000	1,346,691
Oregon St Facs Auth Rev Series 2016 A, 5% 10/1/2046	675,000	675,371
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	2,605,000	1,925,983
Salem OR Hosp Fac Auth Rev Series 2022, 4% 5/15/2047	525,000	456,527
Yamhill Cnty Ore Hosp Auth Rev Series 2016A, 5% 11/15/2046	185,000	171,418
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2036	145,000	149,538
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2046	365,000	338,204
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2051	155,000	136,932
Yamhill Cnty Ore Hosp Auth Rev Series 2021 A, 5% 11/15/2056	895,000	772,944
TOTAL HEALTH CARE		16,866,997
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dept Multifamily Rev Series 2024K 1, 4.33% 11/1/2043	577,000	587,829
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	485,000	440,034
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	815,000	822,979
TOTAL HOUSING		1,850,842
Industrial Development - 0.0%
Oregon State Business Development Commission (Intel Corp Proj.) Series 232, 3.8% tender 12/1/2040 (g)	3,500,000	3,571,520
Other - 0.0%
Oregon St Gen. Oblig. Series 2025 E, 5% 5/15/2042	800,000	858,490
Oregon St Gen. Oblig. Series 2025 E, 5% 5/15/2043	1,500,000	1,596,171
TOTAL OTHER		2,454,661
Special Tax - 0.0%
Oregon St Dept Admin Lottery 5.25% 4/1/2044	310,000	350,197
Oregon St Dept Admin Lottery 5.25% 4/1/2045	2,565,000	2,868,546
TOTAL SPECIAL TAX		3,218,743
Transportation - 0.1%
Port of Portland Arpt Rev 4% 7/1/2039 (h)	1,475,000	1,488,158
Port of Portland Arpt Rev 4% 7/1/2050 (h)	1,580,000	1,412,437
Port of Portland Arpt Rev 5% 7/1/2028 (h)	265,000	280,524
Port of Portland Arpt Rev 5% 7/1/2041 (h)	4,240,000	4,564,049
Port of Portland Arpt Rev 5% 7/1/2045 (h)	3,595,000	3,700,411
Port of Portland Arpt Rev 5% 7/1/2052 (h)	3,555,000	3,623,944
Port of Portland Arpt Rev Series THIRTY A, 5.25% 7/1/2054 (h)	1,365,000	1,419,298
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2042 (h)	1,170,000	1,182,526
Port of Portland Arpt Rev Series TWENTY NINE, 5.5% 7/1/2048 (h)	1,750,000	1,862,709
Tri County Met Dist Series 2019 A, 3% 9/1/2044	1,500,000	1,288,212
TOTAL TRANSPORTATION		20,822,268
TOTAL OREGON		73,681,573
Pennsylvania - 2.9%
Education - 0.2%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (l)	430,000	206,400
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (l)	935,000	448,800
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (l)	1,040,000	499,200
Allegheny Cnty PA Indl Dev Auth Regl Asset Dist Sales Tax Rev Series 2013, 6% 7/15/2038	230,000	229,986
Allentown Commercial and Industrial Development Authority Series 2023, 5.75% 6/15/2043	270,000	281,896
Chambersburg PA Area Mun Authed Fac Rev (Wilson College Proj.) Series 2018, 5.75% 10/1/2038	250,000	250,026
Chambersburg PA Area Mun Authed Fac Rev (Wilson College Proj.) Series 2018, 5.75% 10/1/2043	650,000	643,313
Chester Cnty PA Indl Dev Auth Series 2017 A, 4.75% 12/15/2037	235,000	237,920
Chester Cnty PA Indl Dev Auth Series 2017 A, 5% 12/15/2047	110,000	107,693
Chester Cnty PA Indl Dev Auth Series 2017 A, 5% 12/15/2051	135,000	128,146
Chester Cnty PA Indl Dev Auth Series 2022, 5.875% 10/15/2047 (b)	1,560,000	1,566,762
Chester Cnty PA Indl Dev Auth Series 2024, 4.5% 10/1/2049 (b)	300,000	265,908
Chester Cnty PA Indl Dev Auth Series 2024, 4.5% 10/1/2054 (b)	645,000	555,133
Dauphin Cnty PA Gen Auth Univ Rev (Harrisburg University of Science And Technology Proj.) Series 2017, 5% 10/15/2034 (b)(e)	200,000	150,000
Dauphin Cnty PA Gen Auth Univ Rev (Harrisburg University of Science And Technology Proj.) Series 2017, 5.125% 10/15/2041 (b)(e)	350,000	227,500
Dauphin Cnty PA Gen Auth Univ Rev Series 2020, 5.875% 10/15/2040 (b)(e)	300,000	210,000
Dauphin Cnty PA Gen Auth Univ Rev Series 2020, 6.25% 10/15/2053 (b)(e)	400,000	260,000
Erie PA Higher Ed Bldg Auth Rev Series 2016, 5% 9/15/2037 (b)	160,000	151,451
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2026	20,000	20,010
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	40,000	40,694
Northeastern PA Hosp & Ed Auth Univ Rev (Kings College, PA Proj.) Series 2019, 5% 5/1/2033	125,000	128,484
Northeastern PA Hosp & Ed Auth Univ Rev (Kings College, PA Proj.) Series 2019, 5% 5/1/2049	170,000	158,009
Northeastern PA Hosp & Ed Auth Univ Rev Series 2019, 5% 5/1/2032	95,000	97,875
Northeastern PA Hosp & Ed Auth Univ Rev Series 2019, 5% 5/1/2044	275,000	270,329
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 4.5% 6/1/2043 (h)	130,000	133,587
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2034 (h)	850,000	934,781
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2046 (h)	966,000	982,038
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5.5% 6/1/2052 (h)	1,216,000	1,258,261
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2021A, 2.625% 6/1/2042 (h)	170,000	157,982
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2021A, 5% 6/1/2030 (h)	50,000	53,397
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 4% 6/1/2044 (h)	1,585,000	1,584,997
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023B, 5% 6/1/2050 (h)	1,275,000	1,236,864
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 4.125% 6/1/2045 (h)	2,322,000	2,336,212
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1C, 5% 6/1/2051 (h)	1,380,000	1,342,696
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	60,000	60,162
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2029	55,000	55,146
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2031	55,000	55,133
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	150,000	150,345
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2034	105,000	105,207
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	150,000	152,820
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	190,000	193,172
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2039	50,000	52,224
Pennsylvania St Higher Edl Rev (Indiana Univ(Pa) Fndtn St Hsg Proj.) Series 2007 A, CME Term SOFR 3 month Index + 0.65%, 3.278% 7/1/2039 (Assured Guaranty Inc Insured), (Syncora Guarantee Inc Insured) (g)(j)	1,180,000	1,127,273
Pennsylvania St Higher Edl Rev (St Josephs University, PA Proj.) Series 2012, 5% 11/1/2042	30,000	30,010
Pennsylvania St Univ Series 2025A, 5% 9/1/2042	3,905,000	4,430,754
Philadelphia PA Auth For Indl Dev Charter Sch Rev 5.25% 6/15/2052	100,000	97,810
Philadelphia PA Auth For Indl Dev Charter Sch Rev 5.375% 6/15/2057	145,000	143,067
Philadelphia PA Auth For Indl Dev Charter Sch Rev Series 2020 B, 4.875% 12/15/2035 (b)(g)	400,000	403,071
Philadelphia PA Auth For Indl Dev Charter Sch Rev Series 2020, 5% 6/15/2050 (b)	1,000,000	941,077
Philadelphia PA Auth For Indl Dev Revs Series 2016 A, 5.375% 8/1/2051	325,000	325,113
Philadelphia PA Auth For Indl Dev Revs Series 2016 B, 5.625% 8/1/2036	65,000	65,325
Philadelphia PA Auth For Indl Dev Revs Series 2016 B, 5.75% 8/1/2046	245,000	245,455
Philadelphia PA Auth For Indl Dev Revs Series 2016 B, 6% 8/1/2051	225,000	225,387
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) 5.25% 11/1/2052	1,750,000	1,807,243
Scranton-Lackawanna PA Health & Welfare Auth Rev (Marywood University Proj.) 5% 6/1/2046	250,000	217,997
Southcentral PA Gen Auth Rev Series 2018 A, 6.5% 7/15/2048 (b)	350,000	355,971
TOTAL EDUCATION		28,396,112
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2049	2,945,000	3,118,781
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Inc Insured)	130,000	128,638
TOTAL ELECTRIC UTILITIES		3,247,419
Escrowed/Pre-Refunded - 0.0%
Doylestown PA Hosp Auth Hosp 5% 7/1/2049 (Pre-refunded to 7/1/2029 at 100)	195,000	210,444
Erie PA Higher Ed Bldg Auth Rev Series 2016, 5% 9/15/2037 (Pre-refunded to 9/15/2026 at 100) (b)	35,000	35,456
TOTAL ESCROWED/PRE-REFUNDED		245,900
General Obligations - 0.2%
Allentown PA City Sch Dist Series 2018 B, 5% 6/1/2037	1,255,000	1,260,076
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2036	225,000	230,974
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2037	105,000	107,378
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2038	105,000	107,259
Armstrong Sch Dist PA Series 2019 A, 4% 3/15/2041	530,000	536,525
Canon-Mcmillan SD Series 2019, 4% 6/1/2046	625,000	613,972
Canon-Mcmillan SD Series 2019, 4% 6/1/2048	925,000	888,007
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	3,585,000	2,645,658
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Inc Insured)	1,230,000	1,374,155
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2043 (Assured Guaranty Inc Insured)	3,175,000	3,458,563
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2031	480,000	505,325
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2032	420,000	441,720
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2034	885,000	928,106
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2019 B, 5% 6/1/2026	45,000	45,297
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2026	1,235,000	1,243,161
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	670,000	708,555
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2029	110,000	119,042
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	190,000	209,033
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2035	40,000	41,593
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2037	45,000	46,620
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2038	40,000	41,372
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2043	110,000	112,954
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	75,000	75,838
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2033	90,000	97,492
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2034	145,000	156,520
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2035	175,000	188,138
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2036	720,000	770,779
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2037	685,000	729,970
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2038	540,000	574,332
Philadelphia PA Sch Dist 4% 9/1/2035	1,135,000	1,174,819
Philadelphia PA Sch Dist 4% 9/1/2036	110,000	113,394
Philadelphia PA Sch Dist 5% 9/1/2026	130,000	131,772
Philadelphia PA Sch Dist 5% 9/1/2026	90,000	91,227
Philadelphia PA Sch Dist 5% 9/1/2026	70,000	70,954
Philadelphia PA Sch Dist 5% 9/1/2027	1,180,000	1,195,576
Philadelphia PA Sch Dist 5% 9/1/2028	1,700,000	1,722,996
Philadelphia PA Sch Dist 5% 9/1/2028	985,000	998,324
Philadelphia PA Sch Dist 5% 9/1/2030	1,050,000	1,139,659
Philadelphia PA Sch Dist 5% 9/1/2031	830,000	899,321
Philadelphia PA Sch Dist 5% 9/1/2032	65,000	70,191
Philadelphia PA Sch Dist 5% 9/1/2033	385,000	414,198
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Inc Insured)	115,000	124,281
Philadelphia PA Sch Dist 5% 9/1/2034	80,000	84,250
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Inc Insured)	480,000	517,477
Philadelphia PA Sch Dist 5% 9/1/2035	55,000	57,767
Philadelphia PA Sch Dist 5% 9/1/2037	135,000	141,102
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	95,000	98,660
Philadelphia PA Sch Dist Series 2023 A, 5.5% 9/1/2048	2,755,000	2,945,661
Philadelphia PA Sch Dist Series A, 5% 9/1/2030	650,000	651,323
Philadelphia PA Sch Dist Series A, 5% 9/1/2035	290,000	290,482
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	635,000	658,134
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	825,000	835,831
Philadelphia PA Sch Dist Series F, 5% 9/1/2038	50,000	50,453
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	195,000	195,400
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2031	845,000	861,088
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Inc Insured)	1,530,000	1,558,327
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2033	2,530,000	2,575,326
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2029	270,000	275,262
Trinity Area Sch Dist PA 4% 11/1/2051	320,000	302,088
Upper Darby PA Sch Dis Series 2021 A, 4% 4/1/2046	125,000	121,848
TOTAL GENERAL OBLIGATIONS		38,625,605
Health Care - 0.8%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2044	1,405,000	1,339,675
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	140,000	142,933
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2037	1,085,000	1,101,309
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2039	1,325,000	1,334,836
Alleg Cnty PA Dev Auth Series 2018A, 4% 4/1/2044	3,065,000	2,974,375
Alleg Cnty PA Dev Auth Series 2021 B, 5% 10/15/2028	430,000	459,352
Berks Cnty PA Mun Auth Rev 0% 6/30/2044 (i)	6,699,000	4,962,505
Berks Cnty PA Mun Auth Rev 5% 6/30/2039	6,163,000	5,892,232
Berks Cnty PA Mun Auth Rev Series 2024 A 1, 8% 6/30/2034	787,000	819,513
Berks Cnty PA Mun Auth Rev Series 2024 A 2, 6% 6/30/2034	528,000	569,541
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2044	190,000	178,889
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2050	955,000	820,934
Bucks Cnty PA Ida Hosp Rev Series 2021, 4% 7/1/2051	30,000	26,609
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2035	1,180,000	1,180,783
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2039	670,000	670,107
Chester Cnty PA Hlth & Ed Facs Auth Rev Series 2019, 5% 12/1/2051	195,000	150,454
Cumberland Cnty PA Mun Auth Rv (Messiah Home D/B/A Messiah Village Proj.) Series 2026 A, 5.5% 6/1/2056	1,505,000	1,529,143
Cumberland Cnty PA Mun Auth Rv (Penn State Hlth System Proj.) Series 2019, 4% 11/1/2035	240,000	244,245
Cumberland Cnty PA Mun Auth Rv Series 2019, 4% 11/1/2037	480,000	484,640
Cumberland Cnty PA Mun Auth Rv Series 2019, 4% 11/1/2049	910,000	795,851
Cumberland Cnty PA Mun Auth Rv Series 2021 A, 4.5% 1/1/2036 (b)	555,000	561,672
Cumberland Cnty PA Mun Auth Rv Series 2021 A, 4.5% 1/1/2040 (b)	1,945,000	1,937,094
Cumberland Cnty PA Mun Auth Rv Series 2021 A, 4.5% 1/1/2041 (b)	590,000	579,356
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	130,000	130,794
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	215,000	216,320
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 4% 7/1/2045	110,000	105,218
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 5% 7/1/2049	115,000	117,685
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5.375% 7/1/2039 (b)	1,490,000	1,654,795
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	305,000	305,032
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	315,000	311,580
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	605,000	585,511
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	150,000	150,649
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	260,000	263,915
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	190,000	193,643
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	200,000	203,899
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	270,000	275,138
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	185,000	188,401
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	190,000	193,078
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	210,000	212,551
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	610,000	614,722
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2038	295,000	298,373
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2043	170,000	169,543
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2048	185,000	172,105
Franklin Cnty PA Indl Dev Auth Rev (Menno Haven Inc Proj.) Series 2018, 5% 12/1/2053	195,000	173,955
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2046	3,615,000	3,685,054
Lancaster Cnty PA Hosp Aut Rev Series 2015, 5.25% 7/1/2035	35,000	35,020
Lancaster Cnty PA Hosp Aut Rev Series 2015, 5.5% 7/1/2045	140,000	139,989
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2059	255,000	252,778
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	110,000	111,132
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	4,195,000	3,645,860
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2026	120,000	120,960
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	130,000	134,039
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2028	135,000	142,433
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	120,000	120,859
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	120,000	120,913
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	120,000	120,986
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	185,000	184,334
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	325,000	323,363
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2030	245,000	243,133
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	10,000	9,832
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	1,255,000	1,200,373
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	795,000	721,184
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	60,000	59,498
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	555,000	548,712
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 4% 9/1/2049	490,000	438,840
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2032	560,000	590,594
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2033	425,000	447,208
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2034	810,000	850,315
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2037	740,000	769,990
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2043	710,000	727,642
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2038	110,000	111,118
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2039	70,000	70,465
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	725,000	674,328
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2049	400,000	356,938
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2051	805,000	712,065
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	145,000	156,576
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2022 B, 3.125% 5/1/2053 (Assured Guaranty Inc Insured)	650,000	479,663
Montgomery Cnty PA Higher Ed & Health Auth Rev 4% 9/1/2049	1,450,000	1,318,734
Montgomery Cnty PA Higher Ed & Health Auth Rev Series 2017, 4% 12/1/2048	415,000	353,824
Montgomery Cnty PA Ida Rev Series 2015, 5% 1/1/2030	170,000	170,173
Montgomery Cnty PA Ida Rev Series 2015, 5.25% 1/1/2040	490,000	490,422
Montgomery Cnty PA Ida Rev Series 2015, 5.375% 1/1/2050	3,045,000	3,044,744
Montgomery Cnty PA Ida Rev Series 2020C, 5% 11/15/2045	815,000	831,539
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	90,000	90,778
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	1,950,000	1,707,564
Northampton Cnty PA Gen Purp Auth Hosp Rev Series 2024A 1, 5.25% 8/15/2053 (Assured Guaranty Inc Insured)	3,440,000	3,636,728
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 1, 5.25% 7/1/2049	295,000	299,443
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	735,000	781,848
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2042	440,000	457,415
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	1,435,000	1,469,982
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2020 A, 4% 4/15/2039	1,500,000	1,515,440
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 4% 2/15/2042	1,000,000	991,713
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 4% 5/15/2048	2,000,000	1,806,322
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 4% 5/15/2053	1,960,000	1,713,517
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5% 11/1/2051 (Assured Guaranty Inc Insured)	2,000,000	2,057,378
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2048 (Assured Guaranty Inc Insured)	1,000,000	1,062,169
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2017 A, 4% 8/15/2042	1,260,000	1,259,257
Philadelphia PA Auth For Indl Dev Health Care Fac Rev Series 2025A, 5.75% 6/1/2050	750,000	761,846
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B1, 1.85% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	2,560,000	2,560,000
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 1.85% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	3,200,000	3,200,000
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	2,305,000	2,331,015
Philadelphia PA Auth For Indl Dev Sr Living Rev Series A, 5% 7/1/2037	615,000	618,638
Philadelphia PA Auth For Indl Dev Sr Living Rev Series A, 5% 7/1/2042	710,000	710,960
Philadelphia PA Auth For Indl Dev Sr Living Rev Series A, 5% 7/1/2049	355,000	328,358
Philadelphia PA Hosps & Higher Ed Facs Auth Hosp Rev (Temple Univ Hospital, PA Proj.) Series 2017, 5% 7/1/2028	705,000	720,076
Philadelphia PA Hosps & Higher Ed Facs Auth Hosp Rev (Temple Univ Hospital, PA Proj.) Series 2017, 5% 7/1/2030	140,000	142,836
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	435,000	432,372
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	2,170,000	1,988,113
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2033	55,000	56,580
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2038	180,000	185,508
TOTAL HEALTH CARE		92,694,441
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 2.8% 10/1/2031	1,205,000	1,204,988
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 3% 10/1/2052	885,000	872,450
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027 (h)	945,000	970,991
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	75,000	75,061
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 3% 10/1/2051	1,390,000	1,363,155
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2022 139 A, 4.25% 10/1/2052	500,000	512,960
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 10/1/2030 (h)	295,000	316,320
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2030 (h)	515,000	549,923
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5.75% 10/1/2053	10,680,000	11,402,445
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2021 135 A, 3% 10/1/2051	660,000	657,914
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 144A, 6% 10/1/2054	1,570,000	1,717,127
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2025 149A, 4.8% 10/1/2040	2,500,000	2,650,607
Philadelphia PA Auth Indl Mrf Series 2017 CLASS I, 5% 12/1/2037	400,000	407,281
Philadelphia PA Auth Indl Mrf Series CLASS III, 5.5% 12/1/2058 (Pre-refunded to 12/1/2026 at 100) (b)	105,000	107,297
TOTAL HOUSING		22,808,519
Industrial Development - 0.0%
Allentown Neighborhood Improvement Zone Development Authority 6% 5/1/2042 (b)	250,000	265,508
Beaver Cnty PA Economic Dev Auth Rev Gen. Oblig. Series 2020, 4% 11/15/2035	485,000	497,426
Beaver Cnty PA Economic Dev Auth Rev Gen. Oblig. Series 2020, 4% 11/15/2036	180,000	183,532
Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Series 2023 A, 4.1% tender 4/1/2053 (g)	1,475,000	1,512,803
TOTAL INDUSTRIAL DEVELOPMENT		2,459,269
Lease Revenue - 0.0%
Philadelphia Housing Authority Series 2025A, 5.25% 3/1/2045	2,000,000	2,111,583
Other - 0.3%
Adams County General Authority Series 2024A, 5% 6/1/2059	550,000	532,302
Allegheny Cnty PA High Ed Bld Auth Univ Rev Series 2026, 4.5% 3/1/2050	1,800,000	1,768,824
Allegheny Cnty PA High Ed Bld Auth Univ Rev Series 2026, 5.25% 3/1/2050	2,855,000	3,023,443
Allentown Commercial and Industrial Development Authority 5% 7/1/2059 (b)	355,000	328,766
Chester Cnty PA Hlth & Ed Facs Auth Rev Series 2025, 5.25% 6/1/2055	330,000	335,902
Cumberland Cnty PA Mun Auth Rv 4% 1/1/2033	115,000	115,051
Cumberland Cnty PA Mun Auth Rv 5% 1/1/2038	835,000	835,671
Erie PA Higher Ed Bldg Auth Rev 5% 5/1/2048	500,000	471,140
Interboro Sch Dist PA Delaware Cnty Series 2024, 5.5% 8/15/2063	200,000	215,420
Lehigh Cnty PA Gen Purp Auth Revs Series 2024, 5.25% 2/1/2049	565,000	569,717
Maxatawny Twp PA Mun Auth Rev 4.5% 1/1/2045	545,000	530,382
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2039	60,000	63,158
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2040	205,000	214,803
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2041	150,000	156,224
Maxatawny Twp PA Mun Auth Rev 5% 1/1/2042	155,000	160,297
Montgomery Cnty PA Ida Rev 5% 11/15/2055	1,000,000	1,000,586
Pennsylvania Econ Dev Fing Auth Private Activity Rev 5.75% 6/30/2048 (h)	13,590,000	14,373,170
Pennsylvania Econ Dev Fing Auth Private Activity Rev 6% 6/30/2061 (h)	6,775,000	7,200,597
Pennsylvania Econ Dev Sld Wst Series 2025, 5.45% tender 1/1/2051 (b)(g)(h)	2,280,000	2,500,330
Pennsylvania Hsg Fin Agy Multifamily Hsg Rev Series 2023A, 5.55% 11/1/2042	648,403	748,365
Philadelphia PA Auth For Indl Dev Revs 5% (b)(e)(l)	93,049	18,609
Philadelphia PA Auth For Indl Dev Revs 5% 3/15/2045 (Pre-refunded to 3/15/2028 at 100) (b)	25,000	26,383
Philadelphia PA Auth For Indl Dev Univ Rev 5.5% 11/1/2060	1,915,000	2,000,007
Philadelphia PA Auth For Indl Dev Univ Rev Series 2025, 5.125% 9/1/2045	500,000	516,733
South Western Sch Dist PA York Cnty Series 2022, 4.25% 11/15/2049	3,000,000	2,915,363
TOTAL OTHER		40,621,243
Pooled Loans - 0.0%
Delaware Valley Regl Fin Auth PA Local Gov Rev 3 month U.S. LIBOR + 0.75%, 3.466% 6/1/2037 (g)(j)	1,560,000	1,530,703
Resource Recovery - 0.0%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (g)(h)	990,000	1,005,865
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2009, 0.95% tender 12/1/2033 (g)	250,000	246,209
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (g)(h)	5,000,000	5,003,503
TOTAL RESOURCE RECOVERY		6,255,577
Special Tax - 0.1%
Allentown Neighborhood Improvement Zone Development Authority Series 2017, 5% 5/1/2027 (b)	685,000	700,078
Allentown Neighborhood Improvement Zone Development Authority Series 2017, 5% 5/1/2032 (b)	490,000	499,838
Allentown Neighborhood Improvement Zone Development Authority Series 2017, 5% 5/1/2042 (b)	1,765,000	1,776,308
Allentown Neighborhood Improvement Zone Development Authority Series 2018, 5% 5/1/2042 (b)	1,350,000	1,365,804
Allentown Neighborhood Improvement Zone Development Authority Series 2018, 5.125% 5/1/2032 (b)	350,000	358,470
Allentown Neighborhood Improvement Zone Development Authority Series 2018, 5.375% 5/1/2042 (b)	1,660,000	1,682,898
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5% 5/1/2028	25,000	26,054
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5% 5/1/2030	25,000	26,946
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5% 5/1/2042	2,420,000	2,546,353
Allentown Neighborhood Improvement Zone Development Authority Series 2022, 5.25% 5/1/2042 (b)	1,900,000	1,976,488
Allentown Neighborhood Improvement Zone Development Authority Series 2024, 5% 5/1/2042 (b)	2,120,000	2,215,357
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2035 (c)	320,000	235,758
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2036 (c)	340,000	238,667
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2038 (c)	335,000	212,162
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2039 (c)	370,000	222,734
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2040 (c)	355,000	199,627
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2041 (c)	340,000	180,288
Pennsylvania Economic Development Fing Parking System Rev 0% 1/1/2043 (c)	310,000	145,388
Pennsylvania Economic Development Fing Parking System Rev Series 2013B 2, 0% 1/1/2042 (c)	325,000	162,165
Pennsylvania Economic Development Fing Parking System Rev Series B 2, 0% 1/1/2037 (c)	325,000	216,503
Pennsylvania Economic Development Fing Parking System Rev Series B 2, 0% 1/1/2046 (c)	745,000	295,280
Pennsylvania Economic Development Fing Parking System Rev Series B 2, 0% 1/1/2047 (c)	775,000	289,954
Pennsylvania Economic Development Fing Parking System Rev Series B 3, 0% 1/1/2049 (c)	1,555,000	331,650
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2018A, 5.25% 12/1/2044	1,990,000	2,081,958
Pittsburgh & Alleg Cnty Parking 5% 12/15/2035	65,000	67,082
Pittsburgh & Alleg Cnty Parking 5% 12/15/2037	30,000	30,834
Scranton PA Redev Auth Gtd Lease Rev Series A, 5% 11/15/2028	155,000	155,153
Washington Cnty PA Redev Auth Rev Series 2018, 5% 7/1/2035	15,000	15,149
TOTAL SPECIAL TAX		18,254,946
Transportation - 1.0%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2056 (h)	1,000,000	871,931
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (h)	3,980,000	4,018,331
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2051	830,000	847,310
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	700,000	712,178
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2048 (Assured Guaranty Inc Insured) (h)	5,815,000	6,164,103
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.5% 1/1/2053 (Assured Guaranty Inc Insured) (h)	11,325,000	11,892,884
Allegheny County Airport Authority Series 2025A, 5.5% 1/1/2050 (Assured Guaranty Inc Insured) (h)	2,545,000	2,717,389
Allegheny County Airport Authority Series 2025A, 5.5% 1/1/2055 (h)	2,060,000	2,183,871
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (h)	1,855,000	1,836,144
Pennslyvania Dev Fing Auth Rev Series 2015, 5% 12/31/2038 (h)	4,365,000	4,380,380
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5% 12/31/2057 (Assured Guaranty Inc Insured) (h)	4,770,000	4,834,435
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5.25% 6/30/2053 (h)	14,250,000	14,489,270
Pennsylvania Econ Dev Fing Auth Private Activity Rev 5.75% 12/31/2062 (Assured Guaranty Inc Insured) (h)	5,000,000	5,274,945
Pennsylvania Turnpike Commission 4% 12/1/2050	500,000	465,718
Pennsylvania Turnpike Commission 4% 12/1/2051	725,000	656,448
Pennsylvania Turnpike Commission 5% 12/1/2027	530,000	556,092
Pennsylvania Turnpike Commission 5% 12/1/2028	510,000	549,090
Pennsylvania Turnpike Commission 5% 12/1/2045	3,500,000	3,817,565
Pennsylvania Turnpike Commission 5% 12/1/2047	2,005,000	2,148,364
Pennsylvania Turnpike Commission 5.25% 12/1/2052	925,000	976,163
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2025 B, 5% 12/1/2053	5,100,000	5,320,033
Pennsylvania Turnpike Commission Series 2017 A, 5.5% 12/1/2046	3,000,000	3,031,024
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2041	690,000	711,408
Pennsylvania Turnpike Commission Series 2018 A 2, 5% 12/1/2048	2,590,000	2,661,574
Pennsylvania Turnpike Commission Series 2019 A, 4% 12/1/2049 (Assured Guaranty Inc Insured)	1,775,000	1,681,662
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2034	1,095,000	1,190,533
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2045	4,015,000	4,236,969
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2046	320,000	304,941
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	1,420,000	1,306,167
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2046	950,000	924,615
Pennsylvania Turnpike Commission Series 2026A, 5% 12/1/2056 (k)	6,955,000	7,278,940
Pennsylvania Turnpike Commission Series B 1, 5.25% 6/1/2047	2,935,000	2,982,065
Philadelphia PA Airport Rev 5% 7/1/2026 (h)	365,000	367,870
Philadelphia PA Airport Rev 5% 7/1/2026	120,000	121,092
Philadelphia PA Airport Rev 5% 7/1/2027 (h)	305,000	314,720
Philadelphia PA Airport Rev 5% 7/1/2027	100,000	103,681
Philadelphia PA Airport Rev 5% 7/1/2028 (h)	365,000	376,861
Philadelphia PA Airport Rev 5% 7/1/2028	30,000	31,099
Philadelphia PA Airport Rev 5% 7/1/2029 (h)	270,000	278,696
Philadelphia PA Airport Rev 5% 7/1/2029	30,000	31,098
Philadelphia PA Airport Rev 5% 7/1/2030	30,000	31,089
Philadelphia PA Airport Rev 5% 7/1/2031	35,000	36,248
Philadelphia PA Airport Rev 5% 7/1/2032 (h)	365,000	375,584
Philadelphia PA Airport Rev 5% 7/1/2032	30,000	31,045
Philadelphia PA Airport Rev 5% 7/1/2033 (h)	900,000	925,168
Philadelphia PA Airport Rev 5% 7/1/2033	35,000	36,183
Philadelphia PA Airport Rev 5% 7/1/2034 (h)	535,000	549,414
Philadelphia PA Airport Rev 5% 7/1/2042 (h)	2,385,000	2,421,572
Philadelphia PA Airport Rev 5% 7/1/2047 (h)	1,545,000	1,554,400
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (h)	4,065,000	4,096,966
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (h)	12,490,000	12,888,034
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (h)	1,325,000	1,397,987
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (h)	2,650,000	2,920,489
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (h)	1,425,000	1,563,117
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2051 (h)	2,400,000	2,430,828
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2039 (h)	1,610,000	1,802,968
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2035 (h)	300,000	304,412
TOTAL TRANSPORTATION		136,013,163
Water & Sewer - 0.1%
Bucks Cnty PA Wtr & Swr Auth Swr Sys Rev 5.25% 12/1/2047 (Assured Guaranty Inc Insured)	465,000	495,788
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	120,000	124,132
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	190,000	202,503
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	120,000	127,872
Capital Region Wtr PA Wtr Rev 5% 7/15/2038	55,000	57,912
Lehigh County Authority Series 2013B, 0% 12/1/2036 (c)	2,580,000	1,789,050
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2043	1,205,000	1,250,020
Philadelphia PA Wtr & Wastewtr Series 2020A, 5% 11/1/2045	1,000,000	1,045,440
Philadelphia PA Wtr & Wastewtr Series 2022C, 5.5% 6/1/2047	2,985,000	3,210,983
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Inc Insured)	480,000	512,442
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Inc Insured)	30,000	31,336
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2032 (Assured Guaranty Inc Insured)	110,000	127,246
Pittsburgh PA Wtr & Swr Auth Series 2023 A, 4.25% 9/1/2053 (Assured Guaranty Inc Insured)	740,000	729,323
TOTAL WATER & SEWER		9,704,047
TOTAL PENNSYLVANIA		402,968,527
Puerto Rico - 2.3%
Education - 0.0%
Puerto Rico Indl Tourist Edl Med & Envir Fing Auth (University of Puerto Rico Rev Proj.) 5% 7/1/2033 (National Public Finance Guarantee Corporation Insured)	435,000	436,025
Electric Utilities - 0.1%
Puerto Rico Elec Pwr Auth Pwr 4.25% 7/1/2027 (Assured Guaranty Inc Insured), (Cifg Assurance North America Inc Insured)	295,000	294,052
Puerto Rico Elec Pwr Auth Pwr 4.75% (l)	60,000	39,975
Puerto Rico Elec Pwr Auth Pwr 5% (l)	2,530,000	1,685,613
Puerto Rico Elec Pwr Auth Pwr 5% (l)	1,385,000	922,756
Puerto Rico Elec Pwr Auth Pwr 5% (l)	1,170,000	780,975
Puerto Rico Elec Pwr Auth Pwr 5% (l)	1,045,000	696,231
Puerto Rico Elec Pwr Auth Pwr 5% (l)	670,000	446,388
Puerto Rico Elec Pwr Auth Pwr 5% (l)	595,000	397,163
Puerto Rico Elec Pwr Auth Pwr 5% (l)	425,000	283,156
Puerto Rico Elec Pwr Auth Pwr 5% (l)	375,000	250,313
Puerto Rico Elec Pwr Auth Pwr 5% (l)	290,000	193,213
Puerto Rico Elec Pwr Auth Pwr 5% (l)	210,000	139,913
Puerto Rico Elec Pwr Auth Pwr 5% (l)	205,000	136,838
Puerto Rico Elec Pwr Auth Pwr 5% (l)	195,000	130,163
Puerto Rico Elec Pwr Auth Pwr 5% (l)	65,000	43,388
Puerto Rico Elec Pwr Auth Pwr 5% 7/1/2028 (Assured Guaranty Inc Insured), (Cifg Assurance North America Inc Insured)	90,000	90,029
Puerto Rico Elec Pwr Auth Pwr 5.05% (l)	60,000	39,974
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	1,745,000	1,162,606
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	1,230,000	819,488
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	1,165,000	776,181
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	1,020,000	679,575
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	705,000	469,706
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	700,000	467,250
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	680,000	453,050
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	545,000	363,106
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	475,000	317,063
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	280,000	186,550
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	205,000	136,581
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	80,000	53,400
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	55,000	36,643
Puerto Rico Elec Pwr Auth Pwr 5.25% (l)	15,000	10,012
Puerto Rico Elec Pwr Auth Pwr 5.5% (l)	1,250,000	832,813
Puerto Rico Elec Pwr Auth Pwr 5.5% (l)	130,000	86,775
Puerto Rico Elec Pwr Auth Pwr 5.75% (l)	355,000	236,519
Puerto Rico Elec Pwr Auth Pwr CME Term SOFR 3 month Index + 0.52%, 3.148% 7/1/2029 (Assured Guaranty Inc Insured) (g)(j)	335,000	327,112
Puerto Rico Elec Pwr Auth Pwr Rev 0% 7/1/2030 (b)	1,100,000	708,125
Puerto Rico Elec Pwr Auth Pwr Rev 4.75% 7/1/2033	155,000	155,018
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2026	495,000	495,847
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2029	625,000	636,440
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2030	655,000	669,639
Puerto Rico Elec Pwr Auth Pwr Rev 5.25% 7/1/2034	95,000	97,257
Puerto Rico Elec Pwr Auth Pwr Rev Series 2013A, 7.25% (l)	1,000,000	666,250
Puerto Rico Elec Pwr Auth Pwr Series 2013A, 6.75% (l)	2,305,000	1,535,706
Puerto Rico Elec Pwr Auth Pwr Series 2013A, 7% (l)	250,000	166,563
Puerto Rico Elec Pwr Auth Pwr Series BBB, 5.4% (l)	250,000	166,563
Puerto Rico Elec Pwr Auth Pwr Series CCC, 5% (l)	115,000	76,763
Puerto Rico Elec Pwr Auth Pwr Series CCC, 5% (l)	50,000	33,312
Puerto Rico Elec Pwr Auth Pwr Series EEE, 5.95% (l)	950,000	632,938
Puerto Rico Elec Pwr Auth Pwr Series EEE, 6.05% (l)	300,000	199,875
Puerto Rico Elec Pwr Auth Pwr Series EEE, 6.25% (l)	250,000	166,563
Puerto Rico Elec Pwr Auth Pwr Series SS, 4.375% 7/1/2030 (Assured Guaranty Inc Insured)	95,000	94,487
Puerto Rico Elec Pwr Auth Pwr Series TT, 5% 7/1/2026	5,000	5,001
Puerto Rico Elec Pwr Auth Pwr Series ZZ, 3.7% (l)	35,000	23,362
Puerto Rico Elec Pwr Auth Pwr Series ZZ, 4.75% (l)	50,000	33,312
Puerto Rico Elec Pwr Auth Pwr Series ZZ, 5% (l)	50,000	33,312
TOTAL ELECTRIC UTILITIES		20,580,903
General Obligations - 0.6%
Puerto Rico Comwlth 0% 11/1/2051 (g)	14,363,579	8,869,510
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (c)	10,530,725	7,785,160
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	10,485,896	10,731,287
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	7,364,757	7,484,839
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	10,479,211	10,492,010
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2041	6,128,018	5,939,632
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2046	7,016,858	6,325,989
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	4,483,652	4,588,033
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	6,265,770	6,692,758
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	5,593,928	6,212,678
TOTAL GENERAL OBLIGATIONS		75,121,896
Other - 0.1%
Puerto Rico Comwlth Gen. Oblig. 0% 11/1/2043 (g)	21,039,376	14,359,374
Puerto Rico Elec Pwr Auth Pwr 6.125% (l)	1,600,000	1,066,000
TOTAL OTHER		15,425,374
Special Tax - 1.0%
Gdb Debt Recovery Auth of Comwlth Puerto Rico 7.5% 8/20/2040	9,422,035	9,257,320
Puerto Rico Comwlth 0% 11/1/2051 (g)	17,846,192	12,358,488
Puerto Rico Comwlth 0% 11/1/2051 (g)	1,770,207	898,380
Puerto Rico Comwlth 0% 11/1/2051 (g)	1,250,000	396,875
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2027 (c)	2,169,000	2,082,085
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2033 (c)	7,395,000	5,738,007
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2046 (c)	37,410,000	13,388,710
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2051 (c)	41,325,000	10,817,959
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.5% 7/1/2034	84,000	84,018
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.55% 7/1/2040	3,123,000	3,142,893
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 4.75% 7/1/2053	34,819,000	33,883,885
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 5% 7/1/2058	18,590,000	18,207,752
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.329% 7/1/2040	12,986,000	13,008,572
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.329% 7/1/2040	2,334,000	2,338,057
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.536% 7/1/2053	448,000	419,490
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 2, 4.784% 7/1/2058	6,794,000	6,568,487
TOTAL SPECIAL TAX		132,590,978
Tobacco Bonds - 0.0%
Children's Trust Fund Tobacco Settlement 0% 5/15/2050 (c)	2,100,000	441,340
Children's Trust Fund Tobacco Settlement 0% 5/15/2057 (c)	1,400,000	43,653
Children's Trust Fund Tobacco Settlement 5.625% 5/15/2043	1,330,000	1,350,385
TOTAL TOBACCO BONDS		1,835,378
Water & Sewer - 0.5%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (b)	5,880,000	6,142,153
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2047 (b)	20,090,000	20,125,969
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2033 (b)	760,000	805,707
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (b)	5,250,000	5,092,236
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2047 (b)	3,885,000	3,500,704
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2029 (b)	935,000	984,064
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (b)	935,000	991,232
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (b)	7,465,000	7,790,657
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021C, 3.5% 7/1/2026 (b)	425,000	424,754
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (b)	8,780,000	8,516,159
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2047 (b)	780,000	702,844
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (b)	775,000	803,825
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2029 (b)	540,000	568,336
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2033 (b)	4,360,000	4,650,121
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2037 (b)	9,555,000	10,040,605
TOTAL WATER & SEWER		71,139,366
TOTAL PUERTO RICO		317,129,920
Rhode Island - 0.2%
Education - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2040	1,000,000	1,105,099
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	2,870,000	3,014,360
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	3,295,000	3,392,042
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev Series 2009B, 5.25% 9/15/2029 (Assured Guaranty Inc Insured)	195,000	195,510
Rhode Island St Student Ln 3.5% 12/1/2034 (h)	410,000	410,035
Rhode Island St Student Ln 4.125% 12/1/2041 (h)	880,000	883,516
Rhode Island St Student Ln 5% 12/1/2028 (h)	1,200,000	1,264,459
Rhode Island St Student Ln Series 2020 A, 3.625% 12/1/2037 (h)	735,000	733,113
Rhode Island St Student Ln Series 2021 A, 2.25% 12/1/2039 (h)	295,000	265,907
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2028 (h)	185,000	194,787
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2029 (h)	145,000	155,006
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2030 (h)	135,000	145,950
Rhode Island St Student Ln Series 2023 A, 4.125% 12/1/2042 (h)	1,385,000	1,380,881
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (h)	2,355,000	2,546,035
Rhode Island St Student Ln Series 2024 A, 4.125% 12/1/2043 (h)	1,650,000	1,643,588
Rhode Island St Student Ln Series 2024B, 4.125% 12/1/2043 (h)	860,000	843,678
TOTAL EDUCATION		18,173,966
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) 5.25% 9/15/2043 (Assured Guaranty Inc Insured)	380,000	418,662
Rhode Island Health and Educational Building Corp 4.125% 5/15/2054	1,100,000	1,039,151
TOTAL GENERAL OBLIGATIONS		1,457,813
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	270,000	271,088
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	705,000	706,787
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2034	385,000	387,127
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2039	965,000	970,333
TOTAL HEALTH CARE		2,335,335
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	210,000	210,638
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) 3% 4/1/2049	955,000	950,846
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	110,000	111,030
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 77 A, 4.25% 4/1/2051	1,780,000	1,826,189
TOTAL HOUSING		3,098,703
Other - 0.0%
Rhode Island Health & Edl Bldg Corp Rev Series 2025 B, 5.625% 7/1/2065 (Assured Guaranty Inc Insured)	700,000	719,955
Rhode Island Health & Edl Bldg Corp Rev Series 2025A, 5% 7/1/2050 (Assured Guaranty Inc Insured)	1,020,000	1,030,622
Rhode Island Health & Edl Bldg Corp Rev Series 2025A, 5% 7/1/2055 (Assured Guaranty Inc Insured)	3,195,000	3,210,991
TOTAL OTHER		4,961,568
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI 0% 6/1/2052 (c)	3,300,000	493,706
TOTAL RHODE ISLAND		30,521,091
South Carolina - 0.8%
Education - 0.0%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	200,000	180,359
South Carolina Jobs-Economic Dev Auth Edl Facs Rev Series 2021 A, 4% 6/1/2036 (b)	100,000	90,037
South Carolina Jobs-Economic Dev Auth Edl Facs Rev Series 2025 A, 7.25% 8/15/2065 (b)	1,200,000	1,256,401
South Carolina Jobs-Economic Dev Auth Edl Facs Rev Series 2025A, 5.5% 6/15/2033	2,750,000	2,760,193
South Carolina Student Ln Corp Rev Series 2020A, 2.641% 12/1/2026	1,705,000	1,688,432
South Carolina Student Ln Corp Rev Series 2020A, 2.771% 12/1/2027	790,000	774,452
South Carolina Student Ln Corp Rev Series 2020A, 2.923% 12/1/2028	585,000	569,353
South Carolina Student Ln Corp Rev Series 2020A, 2.993% 12/1/2029	380,000	366,547
South Carolina Student Ln Corp Rev Series 2020A, 3.043% 12/1/2030	120,000	114,479
South Carolina Student Ln Corp Rev Series 2020A, 3.593% 12/1/2039	260,000	255,192
TOTAL EDUCATION		8,055,445
Electric Utilities - 0.3%
South Carolina St Svc Auth Rev 4% 12/1/2029	66,000	69,500
South Carolina St Svc Auth Rev 4% 12/1/2046	250,000	241,562
South Carolina St Svc Auth Rev 4% 12/1/2048	250,000	236,031
South Carolina St Svc Auth Rev 4% 12/1/2054	250,000	228,840
South Carolina St Svc Auth Rev 5% 12/1/2036	2,250,000	2,524,855
South Carolina St Svc Auth Rev 5% 12/1/2052 (Assured Guaranty Inc Insured)	2,800,000	2,906,302
South Carolina St Svc Auth Rev 5.25% 12/1/2050 (Assured Guaranty Inc Insured)	500,000	534,323
South Carolina St Svc Auth Rev 5.5% 12/1/2042 (Assured Guaranty Inc Insured)	1,250,000	1,409,068
South Carolina St Svc Auth Rev Series 2015 E, 5.25% 12/1/2055	745,000	745,226
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	365,000	367,381
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	15,000	15,089
South Carolina St Svc Auth Rev Series 2021A, 4% 12/1/2036	2,000,000	2,085,373
South Carolina St Svc Auth Rev Series 2022 A, 4% 12/1/2043	810,000	810,672
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2044	1,175,000	1,249,753
South Carolina St Svc Auth Rev Series 2022 B, 4% 12/1/2055 (Build America Mutual Assurance Co Insured)	250,000	227,979
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2039	3,480,000	3,939,325
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2040	2,000,000	2,249,695
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	1,090,000	1,165,322
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	1,505,000	1,617,331
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	375,000	375,837
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2042 (Assured Guaranty Inc Insured)	3,500,000	3,913,625
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	555,000	594,069
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	6,020,000	6,356,856
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	135,000	137,574
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	205,000	208,337
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	305,000	309,686
TOTAL ELECTRIC UTILITIES		34,519,611
General Obligations - 0.1%
Patriots Energy Group Financing Agency Series 2023 A 1, 5.25% tender 10/1/2054 (Sumitomo Mitsui Banking Corp/New York Guaranteed) (g)	1,005,000	1,104,617
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (g)	4,725,000	5,172,127
Patriots Energy Group Financing Agency Series SUB 2023 B 3, U.S. SOFR Index x 0%, 4.359% 2/1/2054 (g)(j)	1,500,000	1,558,988
TOTAL GENERAL OBLIGATIONS		7,835,732
Health Care - 0.2%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.5% 11/15/2044	155,000	162,932
Lexington Cnty SC Health Svcs (Lexington Medical Center, SC Proj.) Series 2017, 5% 11/1/2028	135,000	140,788
Medical University Hospital Authority Series 2025, 5.25% 11/15/2050	360,000	374,931
Medical University Hospital Authority Series 2025, 5.25% 11/15/2054	1,795,000	1,860,703
South Carolina Jobs Econ Dev Series 2017, 5.25% 11/15/2047	350,000	350,423
South Carolina Jobs Econ Dev Series CR 086, 5% 8/15/2036 (Pre-refunded to 8/15/2026 at 100) (b)(g)	3,000,000	3,033,009
South Carolina Jobs Eda Hlth 5.5% 12/1/2045	570,000	585,448
South Carolina Jobs Eda Hlth 5.75% 12/1/2060	1,300,000	1,306,608
South Carolina Jobs Eda Hosp (Mercy Health/OH Proj.) Series 2020A, 4% 12/1/2044	1,310,000	1,231,854
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	810,000	860,205
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev Series 2024 A, 4% 11/1/2042	1,000,000	1,009,545
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2018 A, 5% 5/1/2048	1,425,000	1,439,512
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5.25% 2/1/2053	2,075,000	2,166,002
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	240,000	256,482
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	965,000	1,028,486
South Carolina Jobs-Economic Dev Auth Hosp Rev Series 2016, 5.25% 7/1/2047	4,095,000	4,094,680
South Carolina Jobs-Economic Dev Auth Residential Facs Rev Series 2017, 5% 4/1/2047	555,000	541,142
South Carolina Jobs-Economic Dev Auth Residential Facs Rev Series 2017, 5% 4/1/2052	305,000	287,452
South Carolina Jobs-Economic Dev Auth Residential Facs Rev Series 2018A, 5% 4/1/2048	210,000	202,809
South Carolina Jobs-Economoc Dev Auth Retirement Cmnty Rev Series 2018 C, 5% 11/15/2047	570,000	573,678
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	1,975,000	1,782,678
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 5% 4/15/2048	985,000	997,065
Spartanburg Cnty SC Regl Health Svcs Hosp Rev Series 2020 A, 4% 4/15/2045 (Assured Guaranty Inc Insured)	230,000	225,826
TOTAL HEALTH CARE		24,512,258
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	215,000	218,509
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022 B, 5% 1/1/2052	2,370,000	2,499,095
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2029	15,000	16,036
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2030	30,000	32,658
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 1/1/2031	30,000	33,134
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2029	30,000	32,421
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2030	30,000	32,962
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2022A, 5% 7/1/2031	30,000	33,399
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	625,000	697,217
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025A, 6.5% 7/1/2055	1,225,000	1,418,320
South Carolina Hsg Fin Dev Aut 6.5% 7/1/2055	990,000	1,152,448
TOTAL HOUSING		6,166,199
Other - 0.0%
County of Horry SC Hospitality Fee & Local Accommodations Fee Revenue Series 2022, 4.5% 9/1/2052	3,500,000	3,486,276
Georgetown Cnty SC Sch Dist Series 2020, 2.5% 3/1/2039	1,900,000	1,645,518
South Carolina Jobs Econ Dev 4% tender 3/1/2062 (g)	410,000	427,479
South Carolina Jobs Econ Dev 5.375% 4/1/2056	215,000	217,341
South Carolina Jobs Economic Dev Auth Rev Series 2025 A, 5.5% 10/1/2045	230,000	235,732
South Carolina Jobs Economic Dev Auth Rev Series 2025 A, 5.625% 10/1/2060	575,000	575,783
TOTAL OTHER		6,588,129
Special Tax - 0.0%
City of North Charleston SC Series 2017 A, 5% 10/1/2040	825,000	832,769
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2041 (h)	1,000,000	1,115,006
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2042 (h)	1,400,000	1,544,446
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2043 (h)	1,400,000	1,530,887
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (h)	3,465,000	3,616,289
Connector 2000 Association SC Toll Road Rev Series 2011A, 0% 1/1/2032 (c)	3,799,270	2,752,620
Connector 2000 Association SC Toll Road Rev Series 2011A, 0% 1/1/2042 (c)	6,087,835	2,156,634
Connector 2000 Association SC Toll Road Rev Series 2011A, 0% 7/22/2051 (c)	14,434,735	2,339,508
South Carolina St Ports Auth Series 2018, 5% 7/1/2037 (h)	180,000	186,230
South Carolina St Ports Auth Series 2018, 5% 7/1/2038 (h)	385,000	397,415
South Carolina St Ports Auth Series 2018, 5% 7/1/2043 (h)	965,000	983,940
South Carolina St Ports Auth Series 2018, 5% 7/1/2048 (h)	665,000	669,134
South Carolina St Ports Auth Series 2019 B, 4% 7/1/2035 (h)	725,000	737,873
South Carolina St Ports Auth Series 2019 B, 4% 7/1/2037 (h)	1,125,000	1,139,685
South Carolina St Ports Auth Series 2019 B, 4% 7/1/2039 (h)	1,115,000	1,125,112
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2044 (h)	1,705,000	1,742,873
TOTAL TRANSPORTATION		22,037,652
TOTAL SOUTH CAROLINA		110,547,795
South Dakota - 0.2%
Health Care - 0.2%
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2028	200,000	200,708
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2030	215,000	215,804
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2032	195,000	195,671
Sioux Falls SD Health Facs Rev Series 2017, 5% 11/1/2042	280,000	274,345
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	35,000	35,297
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	35,000	36,258
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	70,000	72,484
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2030	45,000	46,584
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	80,000	82,768
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	40,000	41,122
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2017, 5% 9/1/2040	670,000	681,819
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	1,465,000	1,207,699
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (g)	2,450,000	2,742,734
South Dakota St Hlth & Edl Fac Series 2024A, 4.25% 7/1/2049	4,400,000	4,325,852
South Dakota St Hlth & Edl Fac Series 2024A, 5.25% 7/1/2054	4,250,000	4,489,472
TOTAL HEALTH CARE		14,648,617
Housing - 0.0%
South Dakota Housing Development Authority Series 2022 B, 3% 11/1/2052	685,000	680,426
South Dakota Hsg Dev Aut Series 2024C, 6.25% 11/1/2055	980,000	1,116,089
South Dakota Hsg Dev Aut Series 2025 C, 6.25% 11/1/2056	500,000	564,816
South Dakota Hsg Dev Aut Series 2026A, 4.85% 5/1/2051	1,200,000	1,216,249
TOTAL HOUSING		3,577,580
Transportation - 0.0%
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2042 (Build America Mutual Assurance Co Insured) (h)	1,320,000	1,465,055
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2043 (Build America Mutual Assurance Co Insured) (h)	1,390,000	1,526,486
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2044 (Build America Mutual Assurance Co Insured) (h)	1,465,000	1,590,790
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2045 (Build America Mutual Assurance Co Insured) (h)	1,040,000	1,117,601
TOTAL TRANSPORTATION		5,699,932
TOTAL SOUTH DAKOTA		23,926,129
Tennessee - 1.1%
Education - 0.1%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	450,000	464,085
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5.125% 7/1/2054 (Build America Mutual Assurance Co Insured)	1,200,000	1,236,559
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5.125% 7/1/2059 (Build America Mutual Assurance Co Insured)	1,540,000	1,573,885
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5.25% 7/1/2064 (Build America Mutual Assurance Co Insured)	500,000	519,847
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2064 (Build America Mutual Assurance Co Insured)	895,000	908,393
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Lipscomb University Proj.) Series 2019 A, 5.25% 10/1/2058	1,865,000	1,793,312
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2035	1,000,000	1,134,949
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2036	1,055,000	1,185,042
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2041	1,000,000	1,085,268
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2042	1,315,000	1,414,410
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5.25% 5/1/2053	1,000,000	1,034,399
TOTAL EDUCATION		12,350,149
Electric Utilities - 0.1%
Clarksville TN Wtr Swr and Gas Rev Series 2021 A, 4% 2/1/2051	5,950,000	5,559,998
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2042	2,240,000	2,508,671
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2043	1,340,000	1,485,533
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	5,900,000	6,378,542
Tennergy Corp Tenn Gas Revenue 5.5% tender 10/1/2053 (g)	5,150,000	5,611,012
TOTAL ELECTRIC UTILITIES		21,543,756
General Obligations - 0.5%
Coffee Cnty Tenn Gen. Oblig. Series 2021 C, 3% 6/1/2044	1,240,000	1,025,481
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2032 (c)	120,000	96,084
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2033 (c)	170,000	130,226
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2037 (c)	150,000	94,271
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2038 (c)	125,000	74,285
Tennergy Corp Tenn Gas Revenue (Royal Bank Of Canada Proj.) 5% tender 10/1/2054 (g)	4,260,000	4,573,542
Tennessee Energy Acquisition Corp Commodity Proj Rev Series 2021 A, 5% tender 5/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (g)	525,000	572,161
Tennessee Engy Acq Crp Gas Rev 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (g)	5,000,000	5,222,383
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	1,695,000	1,714,569
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	25,935,000	28,499,240
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	14,510,000	16,071,893
TOTAL GENERAL OBLIGATIONS		58,074,135
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	1,680,000	1,572,789
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2037	50,000	52,687
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2044	710,000	729,989
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2036	960,000	1,004,391
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2027	40,000	40,797
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2028	25,000	25,923
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2018 A, 5% 4/1/2041	1,375,000	1,410,369
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev Series 2016 A, 5% 1/1/2042	1,495,000	1,511,131
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) Series 2020 A, 5% 9/1/2030	1,230,000	1,284,716
Knox Cnty TN Health Edl & Hsg Fac Rev Series 2017 A, 5% 4/1/2030	165,000	167,837
Knox Cnty TN Health Edl & Hsg Fac Rev Series 2017 A, 5% 4/1/2036	595,000	601,235
Knox Cnty TN Health Edl & Hsg Fac Rev Series 2020 A, 5% 9/1/2040	3,525,000	3,606,387
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2040	460,000	462,139
Shelby Cnty TN Health Edl & Hsg Brd Res Care Fac Series 2014, 5% 12/1/2034	70,000	70,026
Shelby Cnty TN Health Edl & Hsg Brd Res Care Fac Series 2014, 5.25% 12/1/2044	165,000	162,226
Shelby Cnty TN Health Edl & Hsg Brd Res Care Fac Series 2014, 5.25% 12/1/2049	470,000	429,070
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2027	70,000	71,824
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2029	70,000	71,667
TOTAL HEALTH CARE		13,275,203
Housing - 0.0%
Chatanooga TN Health Ed & Hsg Fac Brd Rev Series 2015, 5% 10/1/2035	535,000	535,309
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	1,070,000	1,063,979
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	545,000	540,899
Tennessee Housing Development Agency Series 2018 1, 4% 1/1/2043	115,000	115,680
Tennessee Housing Development Agency Series 2018 3, 4.25% 7/1/2049	100,000	100,997
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	190,000	171,072
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	230,000	190,860
Tennessee Housing Development Agency Series 2019 1, 3.75% 7/1/2039	180,000	180,377
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	440,000	402,991
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	255,000	255,091
TOTAL HOUSING		3,557,255
Industrial Development - 0.0%
Industrial Development Board of The City of Kingsport Tennessee/The Series 2024, 5.25% tender 12/1/2054 (b)(g)(h)	1,150,000	1,113,155
Other - 0.0%
Cleveland Tenn Health & Edl Facs Brd Multifamily Hsg Rev Series 2024, 4.2% 5/1/2040	623,000	639,536
Metro Gov Nashville & Davidson Cnty TN Hlth & Edl Facs Brd Multifamily Tax Series 2022 A FN, 4.75% 2/1/2048	2,287,883	2,329,336
Rutherford Cnty TN Gen. Oblig. 1.875% 4/1/2039	750,000	606,009
Rutherford County Health & Edu Series 2025A 1, 5% 7/1/2060 (Build America Mutual Assurance Co Insured)	650,000	654,109
Rutherford County Health & Edu Series 2025A 1, 5% 7/1/2065 (Build America Mutual Assurance Co Insured)	675,000	676,761
Shelby County Health & Educational Facilities Board Series 2024 A 1, 5% 6/1/2044 (b)	400,000	402,056
TOTAL OTHER		5,307,807
Special Tax - 0.1%
Hamilton County & Chattanooga Sports Authority Series 2024A, 6% 12/1/2055	645,000	728,990
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	3,050,000	3,210,308
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5.25% 7/1/2056 (Assured Guaranty Inc Insured)	1,750,000	1,819,806
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023B, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	1,205,000	1,266,707
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023B, 5.25% 7/1/2056 (Assured Guaranty Inc Insured)	1,395,000	1,462,782
TOTAL SPECIAL TAX		8,488,593
Transportation - 0.2%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (h)	565,000	582,676
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2035 (h)	825,000	897,755
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2036 (h)	870,000	941,423
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2037 (h)	910,000	979,181
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2038 (h)	960,000	1,027,931
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2039 (h)	1,005,000	1,071,452
Memphis-Shelby Cnty TN Arpt Auth Series 2021A, 5% 7/1/2040 (h)	415,000	440,407
Metro Nashville Arpt Auth Rev 5.5% 7/1/2037 (h)	1,500,000	1,702,980
Metro Nashville Arpt Auth Rev 5.5% 7/1/2041 (h)	1,000,000	1,112,835
Metro Nashville Arpt Auth Rev 5.5% 7/1/2052 (h)	5,235,000	5,505,025
Metro Nashville Arpt Auth Rev Series 2019 B, 4% 7/1/2049 (h)	2,500,000	2,259,460
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2027 (h)	435,000	448,863
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2035 (h)	360,000	386,642
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (h)	2,325,000	2,463,806
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2044 (h)	885,000	912,278
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (h)	2,355,000	2,371,491
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2049	1,285,000	1,219,098
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2039 (h)	2,280,000	2,571,654
Metro Nashville Arpt Auth Rev Series 2026 B, 5% 7/1/2041 (h)	1,800,000	2,002,798
Metro Nashville Arpt Auth Rev Series 2026 B, 5.25% 7/1/2051 (h)	4,125,000	4,327,137
Metro Nashville Arpt Auth Rev Series 2026 B, 5.5% 7/1/2056 (h)	1,305,000	1,395,586
TOTAL TRANSPORTATION		34,620,478
Water & Sewer - 0.0%
Gallatin Tenn Wtr & Swr Rev Series 2021 A, 3% 7/1/2041	500,000	450,704
Gallatin Tenn Wtr & Swr Rev Series 2021 A, 3% 7/1/2046	650,000	506,644
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2017 B, 5% 7/1/2046	950,000	962,524
TOTAL WATER & SEWER		1,919,872
TOTAL TENNESSEE		160,250,403
Texas - 5.7%
Education - 0.3%
Arlington Higher Education Finance Corp (Riverwalk Ed Fndtion Inc Proj.) 5% 8/15/2047 (Permanent Sch Fund of Texas Guaranteed)	785,000	815,446
Arlington Higher Education Finance Corp 4% 8/15/2041	2,400,000	2,446,644
Arlington Higher Education Finance Corp 5% 8/15/2048	1,000,000	948,354
Arlington Higher Education Finance Corp Series 2017 A, 5% 12/1/2047	565,000	569,969
Arlington Higher Education Finance Corp Series 2020 A, 3% 8/15/2050	2,000,000	1,497,153
Arlington Tex Higher Ed Fin Corp Ed Rev 4.25% 8/15/2047	1,730,000	1,687,106
Arlington Tex Higher Ed Fin Corp Ed Rev 5.625% 6/15/2045 (b)	800,000	826,987
Arlington Tex Higher Ed Fin Corp Ed Rev 5.75% 6/15/2055 (b)	970,000	986,328
Arlington Tex Higher Ed Fin Corp Ed Rev 5.875% 6/15/2065 (b)	2,050,000	2,087,587
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2023, 5% 8/15/2048	2,700,000	2,820,740
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2024, 4.875% 6/15/2059 (b)	1,280,000	1,166,709
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2024, 5% 6/15/2064 (b)	595,000	544,654
Arlington Tex Higher Ed Fin Corp Ed Rev Series 2024A, 5% 8/15/2049	1,000,000	964,640
Board of Regents of the University of Texas System Series 2019 B, 5% 8/15/2049	1,355,000	1,525,912
Board of Regents of the University of Texas System Series 2020 A, 3.5% 8/15/2050	2,000,000	1,689,779
Board of Regents of the University of Texas System Series 2020 C, 5% 8/15/2031	2,120,000	2,420,985
Board of Regents of the University of Texas System Series 2024B, 4% 8/15/2054	4,000,000	3,707,799
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2020 1A, 2.35% 4/1/2040 (h)	10,000	9,987
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2020 1B, 3% 4/1/2040 (h)	190,000	162,972
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2021 1A, 3.414% 4/1/2040	10,000	9,961
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2023 1A, 5.125% 4/1/2043 (h)	2,130,000	2,274,808
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev Series 2024 1A, 4% 4/1/2045 (h)	1,300,000	1,226,810
Clifton Higher Education Finance Corp (IDEA Public Schools Proj.) Series 2022A, 4% 8/15/2047	250,000	225,851
Clifton Higher Education Finance Corp (International Leadership of Tx, Inc. Proj.) Series 2025A, 5.25% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,375,000	2,593,796
Clifton Higher Education Finance Corp (International Leadership of Tx, Inc. Proj.) Series 2025A, 5.25% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	870,000	913,571
Clifton Higher Education Finance Corp Series 2022, 4.25% 8/15/2052	750,000	716,062
Clifton Higher Education Finance Corp Series 2024 A, 5.75% 6/15/2044 (b)	575,000	567,239
Clifton Higher Education Finance Corp Series 2024A, 4.125% 8/15/2049	200,000	190,124
Clifton Higher Education Finance Corp Series 2024A, 4.25% 8/15/2053	1,200,000	1,119,220
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2038	4,000,000	4,524,545
Clifton Higher Education Finance Corp Series 2025, 5% 8/15/2055	1,835,000	1,885,990
Danbury Tex Higher Ed Auth Inc Ed Rev Series 2019 A, 4% 8/15/2049	115,000	84,918
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	50,000	46,004
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 4% 10/1/2051	170,000	136,691
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.125% 10/1/2051	725,000	704,816
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.25% 10/1/2054	330,000	323,802
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2020 A, 5% 8/15/2040 (b)	300,000	289,462
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2020 A, 5% 8/15/2050 (b)	300,000	274,125
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2021, 4% 8/15/2041 (b)	325,000	296,159
New Hope Cultural Ed Facs Fin Corp Tex Ed Rev Series 2021, 4% 8/15/2056 (b)	350,000	267,184
New Hope Cultural Ed Facs Fin Corp Tex Edl Fac Rev Series A 1, 5% 4/1/2046	1,325,000	1,325,575
New Hope Cultural Education Facilities Corp Series 2014A, 5% 4/1/2029	675,000	675,286
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	90,000	90,147
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	100,000	100,171
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2029	115,000	115,199
Newark Higher Ed Fin Corp Tex Rev Series 2021 A, 4% 8/15/2031	225,000	226,570
Newark Higher Ed Fin Corp Tex Rev Series 2021 A, 4% 8/15/2041	405,000	376,166
Newark Higher Ed Fin Corp Tex Rev Series 2022, 4% 6/15/2052	370,000	336,569
Red Riv Ed Fin Corp Tex Higher Ed Rev (Houston Baptist University Proj.) 5.5% 10/1/2046	355,000	355,611
San Antonio TX Ed Facs Corp Rv (Univ of The Incarnate Word Proj.) Series 2021 A, 4% 4/1/2051	250,000	204,727
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	55,000	56,994
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2032	40,000	41,330
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	150,000	153,570
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	120,000	122,651
Texas St Univ Sys Fing Rev 4% 3/15/2034	125,000	128,985
Texas St Univ Sys Fing Rev 4% 3/15/2035	110,000	113,209
Texas Technical College Sys Fing Rev 5.5% 8/1/2042 (Assured Guaranty Inc Insured)	1,655,000	1,863,605
Texas Technical College Sys Fing Rev 5.75% 8/1/2047 (Assured Guaranty Inc Insured)	580,000	636,402
Texas Technical College Sys Fing Rev 6% 8/1/2054 (Assured Guaranty Inc Insured)	555,000	608,707
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	365,000	365,323
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	255,000	261,763
University TX Perm Univ Fd Series 2022A, 4% 7/1/2042	1,300,000	1,317,930
Washington Cnty TX Jr College Dist Rev Series 2019, 3.25% 10/1/2040 (Build America Mutual Assurance Co Insured)	1,180,000	1,082,599
Washington Cnty TX Jr College Dist Rev Series 2020, 2.375% 10/1/2045 (Assured Guaranty Inc Insured)	765,000	493,384
TOTAL EDUCATION		56,603,362
Electric Utilities - 0.2%
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2041	1,250,000	1,415,760
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2042	1,500,000	1,685,769
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2043	1,250,000	1,393,274
City of Greenville TX Electric System Revenue Series 2024, 5.25% 2/15/2049 (Build America Mutual Assurance Co Insured)	2,200,000	2,319,179
Garland Tex Elec Util Sys Rev 4% 3/1/2046	100,000	95,643
Garland Tex Elec Util Sys Rev 4% 3/1/2051	125,000	112,645
Garland Tex Elec Util Sys Rev Series 2023, 4.25% 3/1/2048 (Assured Guaranty Inc Insured)	1,655,000	1,629,869
Harris Cnty Houston Tex Sports Auth Rev Series SR LIEN 2001G, 0% 11/15/2041 (c)	1,000,000	421,615
Harris Cnty Tex Cultural Ed Facs Fin Corp Thermal Util Rev Series 2017, 5% 11/15/2031	195,000	203,443
Harris Cnty Tex Cultural Ed Facs Fin Corp Thermal Util Rev Series 2017, 5% 11/15/2033	1,940,000	2,016,136
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2026	890,000	895,157
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2027	1,060,000	1,095,510
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2028	145,000	153,735
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2033	250,000	263,373
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2035	120,000	125,870
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2043	95,000	97,817
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2048	110,000	112,019
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5.25% 5/15/2054 (Assured Guaranty Inc Insured)	2,530,000	2,672,795
Lower Colorado River Authority Series 2023, 5.5% 5/15/2048 (Assured Guaranty Inc Insured)	1,000,000	1,082,351
Lower Colorado River Authority Series 2025, 5% 5/15/2050	1,000,000	1,052,051
Lubbock TX Elec Lt & Pwr Sys Rev Series 2021, 4% 4/15/2046	1,350,000	1,318,519
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) Series 2001A, 2.6% 11/1/2029	1,205,000	1,188,527
San Antonio TX Elec & Gas Rev 5% 2/1/2032	70,000	72,721
San Antonio TX Elec & Gas Rev 5% 2/1/2034	85,000	88,105
San Antonio TX Elec & Gas Rev Series 2024 B, 5% 2/1/2043	2,710,000	2,996,762
San Antonio TX Elec & Gas Rev Series 2024D, 5.25% 2/1/2054	1,710,000	1,816,106
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (g)	1,750,000	1,777,155
Texas Mun Gas Acquisition & Supply Corp II Gas Supply Rev Series 2012C, 3.32% 9/15/2027 (g)	4,090,000	4,098,076
Texas Mun Pwr Agy Rv Series 2021, 2% 9/1/2037 (Assured Guaranty Inc Insured)	1,670,000	1,413,633
Texas Mun Pwr Agy Rv Series 2021, 3% 9/1/2034 (Assured Guaranty Inc Insured)	1,000,000	991,588
Texas Mun Pwr Agy Rv Series 2025, 5.5% 9/1/2050	790,000	852,551
TOTAL ELECTRIC UTILITIES		35,457,754
Escrowed/Pre-Refunded - 0.0%
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2042 (Pre-refunded to 8/15/2026 at 100)	20,000	20,162
Fredericksburg Tex Indpt Sch Dist Series 2022, 4% 2/15/2052 (Pre-refunded to 2/15/2032 at 100)	50,000	54,686
TOTAL ESCROWED/PRE-REFUNDED		74,848
General Obligations - 1.7%
Aldine TX Indpt Sch Dist Series 2024, 4% 2/15/2054	1,325,000	1,226,143
Anna Tex Indpt Sch Dist Series 2023, 4.125% 2/15/2053	205,000	191,038
Austin TX Cmnty College Dist Gen. Oblig. 5.25% 8/1/2053	4,000,000	4,234,886
Belton TX Isd Series 2022, 4% 2/15/2052	605,000	561,227
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	625,000	566,216
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2023, 5% 2/15/2041	1,400,000	1,525,456
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2023, 5% 2/15/2042	1,000,000	1,083,472
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2023, 5% 2/15/2048	1,000,000	1,047,813
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (g)	2,165,000	2,175,661
Brazoria Cnty Texas Gen. Oblig. Series 2021, 3% 3/1/2041	1,600,000	1,456,568
Brazos Cnty Tex Gen. Oblig. Series 2020, 2.125% 9/1/2040	1,100,000	868,897
Brock TX Indpt Sch Dist Series 2023, 4% 8/15/2048	2,025,000	1,902,581
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	525,000	485,903
Caney Creek Tex Mun Util Distutil Sys Rev Gen. Oblig. 2.75% 3/1/2042	705,000	553,219
Cedar Park TX Gen. Oblig. 1.125% 2/15/2032	1,570,000	1,388,843
Celina Tex Gen. Oblig. Series 2021, 1.75% 9/1/2035	3,340,000	2,869,495
Chambers Cnty TX Justice Ctr Pub Facs Corp Lease Rev Series 2024, 5.5% 6/1/2055	3,020,000	3,204,957
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,000,000	875,596
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	1,020,000	855,948
College of the Mainland Gen. Oblig. Series 2020, 4% 8/15/2044	475,000	472,564
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,840,000	1,774,062
Comal Tex Indpt Sch Dist Series 2022, 3% 2/1/2040	2,500,000	2,363,712
Conroe TX Isd Series 2022, 3% 2/15/2041	5,000,000	4,604,944
Crowley Independent School District Series 2023, 5.25% 2/1/2053 (Permanent Sch Fund of Texas Guaranteed)	3,505,000	3,700,921
Dalhart Tex Gen. Oblig. Series 2020, 3.125% 2/15/2050	595,000	445,222
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2040	5,640,000	6,340,040
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,205,000	1,333,922
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,145,000	1,267,502
Dallas TX ISD Series 2026B, 5% tender 2/15/2056 (Permanent Sch Fund of Texas Guaranteed) (g)	10,000,000	10,919,341
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2039	1,705,000	1,936,612
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2042	1,595,000	1,771,851
Denton Independent School District Series 2020, 1.8% 8/15/2037	1,250,000	1,024,245
Denton Independent School District Series 2023, 5% 8/15/2048 (Permanent Sch Fund of Texas Guaranteed)	5,250,000	5,505,251
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	2,215,000	1,887,211
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2026	135,000	136,108
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2027	210,000	215,004
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2028	225,000	233,842
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2029	145,000	152,666
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2030	170,000	181,155
Ector County Hospital District Gen. Oblig. Series 2020, 5% 9/15/2031	230,000	244,075
El Paso Independent School District Series 2020, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	920,000	931,294
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2042	1,870,000	1,860,836
Forney TX Indpt Sch Dis Series 2019, 5% 2/15/2049	395,000	397,826
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (g)	1,180,000	1,167,330
Fort Bend TX Indpt Sch Dist Series 2024B, 4% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (g)	2,500,000	2,554,545
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	365,000	353,907
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.625% 2/15/2038	4,000,000	3,591,974
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.625% 2/15/2044	1,000,000	785,334
Fort Worth TX Gen. Oblig. Series 2021, 2% 3/1/2038	1,475,000	1,195,005
Fort Worth TX Gen. Oblig. Series 2021, 2% 3/1/2041	1,000,000	747,451
Fredericksburg Tex Indpt Sch Dist Series 2022, 4% 2/15/2052	1,030,000	958,470
Haltom City Tex Gen. Oblig. Series 2021, 2.5% 2/1/2040 (Build America Mutual Assurance Co Insured)	1,285,000	1,095,879
Harris Cnty Tex Mun Util Distno 171 Contract Rev Gen. Oblig. Series 2025, 4.125% 12/1/2052 (Assured Guaranty Inc Insured)	1,500,000	1,363,124
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2028	1,200,000	1,284,579
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2029	1,200,000	1,315,126
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (c)	605,000	567,094
Harris Cnty TX Mun Util Dist No 495 Gen. Oblig. Series 2019, 3% 9/1/2046 (Assured Guaranty Inc Insured)	530,000	403,516
Harris County Hospital District Gen. Oblig. 5.5% 2/15/2050	1,500,000	1,642,126
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 4/1/2044 (Build America Mutual Assurance Co Insured)	225,000	179,284
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,448,421
Houston TX Gen. Oblig. 4.125% 3/1/2051	1,500,000	1,414,685
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,353,537
Joshua Tex Indpt Sch Dist Series 2024, 4% 8/15/2049	1,800,000	1,678,619
Judson TX Indpt Sch Dist Series 2024, 4% 2/1/2053 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,395,412
Katy TX Ind Sch Dist Series 2021 D, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,212,067
Katy TX Ind Sch Dist Series 2025, 5.3% 2/15/2054	2,000,000	2,136,837
Lamar TX Isd Series 2023, 4% 2/15/2048	2,095,000	2,007,374
Lamar TX Isd Series 2023, 4% 2/15/2053	1,465,000	1,349,666
Lamar TX Isd Series 2023, 5.5% 2/15/2058	1,500,000	1,601,153
Leander Independent School District Series 2025 A, 0% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed) (c)	1,000,000	808,892
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (c)	1,145,000	855,410
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,635,000	1,867,788
Longview Tex Indpt Sch Dist Series 2024, 4% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,850,983
Lubbock Cooper Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	1,390,000	1,136,951
Mansfield TX Gen. Oblig. 2.375% 2/15/2037	1,450,000	1,305,009
Mckinney Tex Gen. Oblig. 2.5% 8/15/2036	2,130,000	1,968,606
Medina Valley Tex Indpt Sch Dist Series 2023, 4% 2/15/2053 (Permanent Sch Fund of Texas Guaranteed)	7,000,000	6,348,035
Midland TX Indpt Sch Dist Series 2024, 5% 2/15/2047	1,250,000	1,315,188
Nederland Tex Indpt Sch Dist Series 2019, 3% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	5,500,000	4,652,201
New Caney TX Indpt Sch Dist New Series 2023, 5% 2/15/2048	1,000,000	1,053,988
Pampa TX Indpt Sch Dist Series 2024, 4.125% 8/15/2058	590,000	550,925
Pasadena TX Indpt Sch Dist Series 2015B, 3.23% tender 2/15/2044 (Permanent Sch Fund of Texas Guaranteed) (g)	2,525,000	2,547,167
Plano Independent School District Series 2025, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,325,268
Rockwall TX Indpt Sch Dist Series 2023, 4% 2/15/2053	590,000	546,208
Round Rock TX Indpt Sch Dist 5% tender 8/1/2046 (g)(k)	10,000,000	11,252,949
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2052 (Permanent Sch Fund of Texas Guaranteed)	1,285,000	1,326,395
San Jacinto TX Cmnty College Dist Series 2022, 2.625% 2/15/2047	3,000,000	2,160,899
Sherman TX Indpt Sch Dist Series 2023 B, 5% 2/15/2053	250,000	258,344
Spring Branch Tex Indp Sch Dst Series 2022, 5% 2/1/2042 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,434,280
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 4.25% 8/15/2053	1,160,000	1,103,035
Texas Mun Gas Acquisition & Supply Corp I Gas Supply Rev 6.25% 12/15/2026 (Merrill Lynch & Co Inc Guaranteed)	1,855,000	1,909,591
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (g)	5,670,000	6,099,942
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (g)	7,670,000	8,672,262
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2026 (Macquarie Group Ltd Guaranteed)	1,155,000	1,176,828
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2028 (Macquarie Group Ltd Guaranteed)	250,000	263,977
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2031 (Macquarie Group Ltd Guaranteed)	815,000	893,570
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2032 (Macquarie Group Ltd Guaranteed)	1,780,000	1,953,708
Texas Municipal Gas Acquisition & Supply Corp V 5% tender 1/1/2055 (Bank of America Corp Guaranteed) (g)	12,400,000	13,568,833
Texas Municipal Gas Acquisition And Supply Corp VI Series 2025, 5% 1/1/2036 (Bank of America Corp Guaranteed)	2,925,000	3,224,190
Texas State Gen. Oblig. Series 2013 B, 4% 8/1/2026 (h)	2,000,000	2,002,194
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2038	4,300,000	4,307,200
Texas State Gen. Oblig. Series 2021 B, 2.125% 8/1/2037	2,430,000	2,107,016
Texas State Gen. Oblig. Series 2023A, 4.125% 8/1/2046 (h)	5,000,000	4,826,516
Tomball TX Indpt Sch Dist 5% 2/15/2048	250,000	261,485
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2040	750,000	691,642
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2041	1,460,000	1,322,845
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (c)	600,000	494,498
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (c)	250,000	207,510
Wharton TX Indpt Sch Dist 2% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,340,000	985,450
White Settlement TX Indpt Sch Dist Series 2022, 4% 8/15/2052	540,000	498,036
Wilmer Tex Gen. Oblig. Series 2020, 4% 9/1/2040 (Build America Mutual Assurance Co Insured)	2,730,000	2,766,658
Wylie Tex Indpt Sch Dist Collin Cnty Series 2024, 5.25% 8/15/2054 (Permanent Sch Fund of Texas Guaranteed)	4,500,000	4,765,239
Wylie Tex Indpt Sch Dist Series 2019 A, 3% 8/15/2044	2,620,000	2,222,857
TOTAL GENERAL OBLIGATIONS		227,467,208
Health Care - 0.4%
Bexar CO TX Health Fac Dev Crp Series 2016, 4% 7/15/2036	645,000	633,822
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2028	195,000	195,094
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2029	500,000	500,238
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2030	240,000	240,109
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2040	965,000	965,084
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5% 12/1/2045	935,000	900,799
Board of Managers Joint Guadalupe County-City of Seguin Hospital (Guadalupe Regional Med Center Proj.) Series 2015, 5.25% 12/1/2035	290,000	290,129
El Paso Cty TX Hospital Series 2024, 4.25% 2/15/2054 (Build America Mutual Assurance Co Insured)	260,000	246,823
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2016 A, 5% 7/1/2039	5,000,000	5,028,362
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2022A, 4.125% 7/1/2052	2,125,000	1,936,361
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	160,000	160,216
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, Tx Proj.) Series 2015 2, 1.85% 10/1/2045, LOC TD Bank NA VRDN (g)(j)	3,675,000	3,675,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2021 A, 4% 10/1/2042	2,410,000	2,410,992
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Series 2013 A, 5% 1/1/2043	70,000	70,018
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	55,000	55,360
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	230,000	231,428
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	120,000	120,677
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2033	60,000	60,312
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2034	95,000	95,437
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	140,000	140,459
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2044	330,000	330,542
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 4% 8/15/2040	2,335,000	2,341,595
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	90,000	93,588
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	245,000	254,118
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2025 A, 5.5% 8/15/2049	3,775,000	4,129,010
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev Series 2025 A, 5.25% 8/15/2041	2,020,000	2,309,788
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev (Presbyterian Village North Proj.) Series 2018, 5% 10/1/2039	210,000	211,434
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev (Presbyterian Village North Proj.) Series 2018, 5.25% 10/1/2049	1,365,000	1,313,148
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018 A, 5.5% 7/1/2054	1,760,000	1,496,668
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2031	140,000	142,164
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2032	65,000	65,970
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2033	220,000	223,093
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2034	140,000	141,859
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2018, 5% 10/1/2035	295,000	298,658
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2021B, 2% 11/15/2061 (e)(g)	1,384,908	595,538
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5.375% 1/1/2055	215,000	216,540
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5.375% 1/1/2060	915,000	915,688
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series A, 5.375% 11/15/2036	70,000	69,557
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series A, 5.5% 11/15/2046	140,000	125,893
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series A, 5.5% 11/15/2052	140,000	119,660
New Hope Cultural Ed Facs Fin Corp Tex Sr Living Rev Series 2019 A 1, 5% 12/1/2039	455,000	461,464
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series A, 5% 11/15/2037	675,000	679,827
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series B, 5% 11/15/2040	1,605,000	1,613,294
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Buckner Retirement Proj.) Series B, 5% 11/15/2046	810,000	803,213
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Lifespace Proj.) Series 2015, 5% 11/15/2030	245,000	245,289
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2015, 5% 11/15/2035	290,000	290,275
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2015A, 5% (e)(l)	1,881,800	188
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2017 A, 6.625% 11/15/2037	260,000	265,314
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2017, 5.25% (e)(l)	228,532	22
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series 2024, 5.75% 12/1/2054	2,195,834	1,923,883
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev Series A, 5% 11/15/2028	170,000	172,019
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% 11/15/2051	2,625,000	2,709,552
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 4.125% 12/1/2054	1,250,000	1,142,612
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2041	480,000	486,907
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2042	80,000	80,336
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2047	1,085,000	994,291
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 4% 10/1/2052	190,000	168,609
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2036	35,000	39,092
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	180,000	195,001
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Series 2026E, 5% 11/15/2045	1,250,000	1,358,058
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2022 A, 5% tender 7/1/2053 (g)	1,100,000	1,217,274
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2025 A, 5% 11/15/2049	1,000,000	1,049,094
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Series 2022 A, 4% 7/1/2053	2,455,000	2,176,055
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Series 2025 A, 5% 11/15/2055	2,000,000	2,080,740
TOTAL HEALTH CARE		53,503,640
Housing - 0.2%
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 10FN Class PT, 4.35% 10/1/2041	760,000	786,166
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev Series 2018A 1, 5% 7/1/2058 (Assured Guaranty Inc Insured)	800,000	800,711
New Hope Cultural Education Facilities Corp Series 2020 A, 5% 7/1/2057	2,105,000	1,467,318
Panhandle Tex Regl Hsg Fin Corp Multifamily Tax-Exempt Mtg-Bkd Bonds Series 2020, 1.54% 9/1/2037	2,100,000	1,622,346
Tarrant County Housing Finance Corp Series MTEB Class A, 2.587% 3/1/2041	992,102	824,514
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	2,720,000	3,037,757
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	2,815,000	2,885,846
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 6.25% 1/1/2056	2,000,000	2,297,723
Texas St Affrdble Hsg Corp Single Family Mtg Rev 5.5% 9/1/2053	3,260,000	3,465,542
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	560,000	563,572
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 6% 3/1/2053	1,835,000	2,035,730
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	485,000	495,024
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2022 A, 5.5% 9/1/2052	4,345,000	4,695,209
TOTAL HOUSING		24,977,458
Industrial Development - 0.2%
Brooks Development Authority Series 2025 B, 5% tender 8/15/2047 (b)(g)	2,070,000	2,201,976
Brooks Development Authority Series 2025A, 5.5% 8/15/2052 (b)	750,000	751,655
Calhoun Cnty Tex Navigation Indl Dev Auth Fac Rev Series 2021 A, 3.625% 7/1/2026 (b)(h)	650,000	642,492
Calhoun Cnty Tex Navigation Indl Dev Auth Fac Rev Series 2021 B, 6.5% 7/1/2026 (b)	550,000	540,730
Fort Bend Cnty TX Indl Dev Corp (NRG Energy Inc Proj.) Series 2012 B, 4.75% 11/1/2042	705,000	705,254
Gulf Coast Industrial Development Authority (Exxon Capital Ventures Inc Proj.) Series 2012, 1.9% 11/1/2041 (Exxon Mobil Corp Guaranteed) VRDN (g)	2,700,000	2,700,000
Gulf Coast TX Ida Sld Wst Rev (CITGO Petroleum Corp Proj.) Series 1998, 8% 4/1/2028 (h)	1,205,000	1,206,982
Matagorda Cnty TX Nav Dist No1 Series 2008 2, 4% 6/1/2030	845,000	845,536
Mission Tex Economic Dev Corp Rev Series 2018, 4.625% 10/1/2031 (b)(h)	4,565,000	4,583,504
Mission TX Economic Dev Corp Solid Waste Disp Rev Series 2025, 5% tender 12/1/2064 (g)(h)	2,815,000	2,950,469
Port of Beaumont Navigation District Series 2021 A, 2.75% 1/1/2036 (b)(h)	100,000	85,599
Port of Beaumont Navigation District Series 2021 A, 3% 1/1/2050 (b)(h)	985,000	674,975
Port of Beaumont Navigation District Series 2024 B, 10% 7/1/2026 (b)	2,660,000	2,665,782
Port of Beaumont Navigation District Series 2024A, 5% 1/1/2039 (b)(h)	750,000	756,311
Port of Beaumont Navigation District Series 2024A, 5.125% 1/1/2044 (b)(h)	275,000	275,291
TOTAL INDUSTRIAL DEVELOPMENT		21,586,556
Lease Revenue - 0.1%
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2028	125,000	126,203
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2029	150,000	151,473
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2030	390,000	393,741
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2031	630,000	635,853
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2032	470,000	474,176
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2034	885,000	891,779
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2032	315,000	317,285
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2034	490,000	492,955
Conroe Local Government Corp Series 2021 A, 2.5% 10/1/2031	100,000	92,473
Conroe Local Government Corp Series 2021 A, 4% 10/1/2050	810,000	641,766
Conroe Local Government Corp Series 2021B, 5% 10/1/2050 (b)	245,000	199,164
Conroe TX Loc Gov Corp Hotel Rev Series 2021 C, 4% 10/1/2046	70,000	67,102
Texas State Gen. Oblig. 5.5% 8/1/2029 (h)	2,985,000	3,022,078
TOTAL LEASE REVENUE		7,506,048
Other - 0.6%
Austin Affordable Pfc Inc Texmultifamily Hsg Rev Series 09FN Class PT, 4.45% 3/1/2043	430,000	445,518
Brazoria Cnty Tex Mun Util Dist No 28 Gen. Oblig. Series 2021, 2% 9/1/2037 (Assured Guaranty Inc Insured)	790,000	650,098
Brazoria County Municipal Utility District No 39 Gen. Oblig. Series 2020, 2.5% 9/1/2045 (Build America Mutual Assurance Co Insured)	640,000	453,978
Bridgestone Mun Util Dist Tex Gen. Oblig. Series 2019, 3% 5/1/2039 (Assured Guaranty Inc Insured)	250,000	221,889
Castleberry TX Isd Series 2024B, 4% 2/15/2049	1,200,000	1,140,393
Cedar Port Nav & Impt Dist Tex Gen. Oblig. Series 2023, 4.5% 9/1/2048	1,245,000	1,231,359
Cedar Port Nav & Impt Dist Tex Gen. Oblig. Series 2023, 4.5% 9/1/2052	505,000	488,282
Celina Tex Spl Assmt Rev 4.375% 9/1/2031 (b)	147,000	150,451
Celina Tex Spl Assmt Rev 5.125% 9/1/2044 (b)	340,000	349,057
Celina Tex Spl Assmt Rev 5.375% 9/1/2053 (b)	250,000	252,472
Celina Tex Spl Assmt Rev 5.5% 9/1/2045 (b)	300,000	304,804
Celina Tex Spl Assmt Rev 5.625% 9/1/2055 (b)	600,000	600,490
Chambers Cnty Tex Impt Dist No1 Gen. Oblig. Series 2020A, 2.75% 9/1/2045	2,100,000	1,529,557
Cimarron TX Mun Util Dist Gen. Oblig. Series 2015, 3.25% 3/1/2035 (Build America Mutual Assurance Co Insured)	395,000	391,849
City of Irving TX Series 2019, 5% 8/15/2038	50,000	51,273
City of Irving TX Series 2019, 5% 8/15/2043	90,000	90,642
City of Pflugerville TX Meadowlark Preserve Public Improvement District 5.125% 9/1/2045 (b)	600,000	605,525
City of Pflugerville TX Meadowlark Preserve Public Improvement District 5.375% 9/1/2055 (b)	850,000	850,269
Comal Cnty Tex Wtr Ctl & Imptdist No 6 Gen. Oblig. 3% 3/1/2044 (Build America Mutual Assurance Co Insured)	1,020,000	813,294
County of Denton TX 5.625% 12/31/2055 (b)	1,120,000	1,151,498
County of Denton TX 5.875% 12/31/2045 (b)	475,000	492,559
County of Denton TX 6.125% 12/31/2055 (b)	750,000	776,291
County of Hays TX 5.625% 9/15/2045 (b)	1,250,000	1,272,366
Dayton Tex Spl Assmt Rev 5.5% 9/1/2055 (b)	900,000	898,720
Denton Cnty Tex Fresh Wtr Supply Dist No 10 Gen. Oblig. 3% 9/1/2043 (Build America Mutual Assurance Co Insured)	1,250,000	1,032,338
East Montgomery Cnty Mun Util Dist No 3 TX Gen. Oblig. 4.375% 8/15/2045 (Build America Mutual Assurance Co Insured)	1,325,000	1,325,651
Elgin TX Indpt Sch Dist Series 2024, 4% 8/1/2049	4,200,000	3,984,971
Ep Cimarron Ventanas Pfc Residential Dev Rev Tex Series 2024, 4.125% 12/1/2039	535,000	545,185
Ep Essential Housing Wf Pfc 4.25% 12/1/2034	2,685,000	2,738,372
Ep LA Privada Pfc 4.5% 6/1/2040	1,320,000	1,373,199
Forney TX Indpt Sch Dis Series 2024A, 0% 8/15/2043 (Build America Mutual Assurance Co Insured) (c)	2,000,000	924,997
Fort Bend Cnty Tex Fresh Wtr Supply Dist No 1 Gen. Oblig. 3% 8/15/2043 (Build America Mutual Assurance Co Insured)	780,000	646,091
Fort Bend Cnty Tex Levee Imptdist No 15 Gen. Oblig. Series 2020, 2.25% 9/1/2036 (Build America Mutual Assurance Co Insured)	1,585,000	1,391,057
Fort Bend Cnty Tex Mun Util Dist No 165 Gen. Oblig. Series 2017 A, 3.125% 9/1/2035 (Assured Guaranty Inc Insured)	350,000	341,639
Fort Bend Cnty Tex Mun Util Dist No 57 Gen. Oblig. Series 2021, 2% 4/1/2040 (Assured Guaranty Inc Insured)	1,075,000	802,788
Fort Bend County Municipal Utility District No 131 Gen. Oblig. Series 2019, 3.5% 9/1/2040 (Assured Guaranty Inc Insured)	1,230,000	1,171,815
Fort Worth Tex Spl Tax Rev Series 2025, 5.5% 3/1/2050	745,000	795,139
Friendswood Tex 7% 9/15/2054	675,000	681,977
Galveston Cnty Tex Mun Util Dist No 56 Gen. Oblig. 4.5% 6/1/2044 (Assured Guaranty Inc Insured)	1,550,000	1,564,547
Galveston Cnty Tex Mun Util Dist No 56 Gen. Oblig. Series 2019, 3% 12/1/2039 (Build America Mutual Assurance Co Insured)	255,000	223,816
Grapevine Tex Gen. Oblig. 3.375% 2/15/2037	1,215,000	1,205,650
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2041 (Assured Guaranty Inc Insured) (c)	190,000	93,696
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2046 (Assured Guaranty Inc Insured) (c)	880,000	326,188
Harris Cnty Tex Mun Util Dist No 489 Gen. Oblig. Series 2019, 3% 9/1/2043 (Build America Mutual Assurance Co Insured)	1,295,000	1,052,994
Harris Cnty Tex Mun Util Dist No 489 Gen. Oblig. Series 2021, 2% 9/1/2033 (Build America Mutual Assurance Co Insured)	1,300,000	1,171,248
Harris Cnty Tex Mun Util Dist457 Gen. Oblig. Series 2021, 2.75% 3/1/2042 (Build America Mutual Assurance Co Insured)	330,000	268,743
Harris County Hospital District Gen. Oblig. Series 2025, 5% 2/15/2043	2,825,000	3,091,367
Harris County Hospital District Gen. Oblig. Series 2025, 5% 2/15/2044	2,875,000	3,121,429
Harris County Municipal Utility District No 165 Gen. Oblig. Series 2019, 2.5% 3/1/2039 (Assured Guaranty Inc Insured)	625,000	521,518
Harris County Municipal Utility District No 82 Gen. Oblig. 3% 12/1/2043 (Assured Guaranty Inc Insured)	3,275,000	2,654,929
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2017, 3.375% 9/1/2037 (Assured Guaranty Inc Insured)	305,000	299,366
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2019, 3% 9/1/2038 (Build America Mutual Assurance Co Insured)	245,000	227,137
Harris County Municipal Utility District No 82 Gen. Oblig. Series 2022, 3% 3/1/2042 (Build America Mutual Assurance Co Insured)	750,000	636,545
Kaufman Cnty Tex Fresh Wtr Supply Dist No 4a Gen. Oblig. Series 2022, 4.5% 9/1/2045 (Build America Mutual Assurance Co Insured)	1,575,000	1,583,236
Lakes Fresh Wtr Supply Dist Denton Cnty Tex Gen. Oblig. Series 2023, 4% 9/1/2048 (Build America Mutual Assurance Co Insured)	1,350,000	1,259,009
Lavon Tex Spl Assmt Rev 5% 9/15/2044 (b)	429,000	438,054
Lavon Tex Spl Assmt Rev 5.375% 9/15/2052 (b)	391,000	392,776
Melissa Tex Indpt Sch Dist Series 2024, 4% 2/1/2054	1,750,000	1,611,694
Mesquite Housing Finance Corp/The Series 2024A, 4.53% 2/1/2044	963,212	990,200
Metrocare Svcs Tex Rev 5.25% 11/1/2065	2,200,000	2,301,009
Montgomery Cnty Tex Mun Util Dist No 105 Gen. Oblig. Series 2020, 2.125% 9/1/2039 (Build America Mutual Assurance Co Insured)	500,000	391,587
Montgomery Cnty Tex Mun Util Dist No 112 Series 2014, 3.625% 10/1/2034 (Build America Mutual Assurance Co Insured)	340,000	340,049
Montgomery Cnty Tex Mun Util Dist No 113 Gen. Oblig. Series 2019 A, 3% 9/1/2039 (Build America Mutual Assurance Co Insured)	325,000	290,001
Montgomery Cnty Tex Mun Util Dist No 119 Gen. Oblig. Series 2019 B, 3% 4/1/2043 (Build America Mutual Assurance Co Insured)	1,150,000	961,659
Montgomery Cnty Tex Mun Util Dist No 142 Gen. Oblig. Series 2021, 2.5% 9/1/2038 (Build America Mutual Assurance Co Insured)	330,000	276,589
Mount Houston Rd Mun Util Dist TX Gen. Oblig. Series 2017, 3.25% 3/1/2036 (Assured Guaranty Inc Insured)	500,000	496,201
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev 4.625% 10/1/2030	1,070,000	1,070,376
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5% 11/1/2060	715,000	707,510
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 5.25% 7/1/2032	1,250,000	1,281,813
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 6.75% 7/1/2044	650,000	683,085
New Hope Cultural Ed Facs Fin Corp Tex Retirement Fac Rev Series 2025, 7.125% 7/1/2056	350,000	359,565
New Hope Cultural Education Facilities Corp 5% 4/1/2046	2,200,000	2,200,273
Newark Higher Ed Fin Corp Tex Rev 5.25% 8/15/2060	855,000	906,906
Northlake Tex Mun Mgmt Dist No2 Gen. Oblig. Series 2022, 4.125% 3/1/2048 (Assured Guaranty Inc Insured)	1,340,000	1,234,716
Northlake Tex Mun Mgmt Dist No2 Gen. Oblig. Series 2022, 4.25% 3/1/2046 (Assured Guaranty Inc Insured)	1,230,000	1,180,624
Northwest Harris Cnty Mun Util Dist No 10 TX Gen. Oblig. 2.625% 4/1/2039 (Build America Mutual Assurance Co Insured)	595,000	507,835
Northwest Harris Cnty Mun Util Dist No 24 TX Gen. Oblig. Series 2019A, 3% 3/1/2043 (Assured Guaranty Inc Insured)	1,425,000	1,207,633
Northwest Harris Cnty Mun Util Dist No 24 TX Gen. Oblig. Series 2020, 3% 3/1/2042 (Assured Guaranty Inc Insured)	1,325,000	1,141,568
Northwest Harris Cnty Mun Util Dist No 5 Tex Gen. Oblig. Series 2019, 3% 5/1/2043 (Assured Guaranty Inc Insured)	1,420,000	1,184,470
Peaster Tex Indpt Sch Dist 3% 8/15/2051	710,000	539,569
Pecan Grove Mun Util Dist Tex Gen. Oblig. Series 2019 A, 2.75% 9/1/2040 (Assured Guaranty Inc Insured), (Assured Guaranty Municipal Corp Insured)	1,085,000	929,964
Pflugerville TX Gen. Oblig. Series 2023, 4% 8/1/2049	815,000	769,285
Princeton Tex Spl Assmt Rev 5% 9/1/2044 (b)	600,000	607,121
San Antonio Tex Hsg Tr Pub Faccorp Multifamily Tax Exempt Bonds Series 07FN Class PT, 4.55% 3/1/2043	920,000	961,534
San Antonio Tex Hsg Tr Pub Faccorp Multifamily Tax Exempt Bonds Series 11FN Class PT, 4.45% 4/1/2043	505,000	523,175
San Antonio Tex Hsg Tr Pub Faccorp Multifamily Tax Exempt Bonds Series 2024A, 4.43% 4/1/2043	2,000,000	2,067,294
Seagoville Tex Spl Assmt Rev 6.25% 9/15/2054 (b)	1,000,000	1,001,438
Sienna Plantation Levee Impt Dist Tex Fort Bend Cnty Gen. Oblig. Series 2020, 2.125% 9/1/2042 (Assured Guaranty Inc Insured)	1,140,000	874,397
Sienna Plantation Mun Util Dist No 10 Tex Gen. Oblig. Series 2019, 3% 4/1/2044 (Build America Mutual Assurance Co Insured)	475,000	368,552
Southeast Williamson Cnty Texmun Util Dist No 1 Gen. Oblig. Series 2019, 3% 9/1/2037 (Build America Mutual Assurance Co Insured)	320,000	292,583
Spring Tex Indpt Sch Dist Series 2025, 5.25% 8/15/2045	1,500,000	1,667,181
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Series 2024, 5% 10/1/2049	380,000	382,351
Texas St Pub Fin Auth Rev 88277p Series 2023, 5.25% 5/1/2036 (Build America Mutual Assurance Co Insured)	500,000	568,298
Texas St Pub Fin Auth Rev 88277p Series 2023, 5.25% 5/1/2037 (Build America Mutual Assurance Co Insured)	230,000	259,618
West Ranch Mgmt Dist Tex Gen. Oblig. Series 2020, 2.75% 9/1/2040 (Build America Mutual Assurance Co Insured)	315,000	262,232
Whitesboro Tex Indpt Sch Dist Series 2024, 4% 2/15/2054	2,000,000	1,847,777
Wylie Tex Indpt Sch Dist Taylor Cnty Series 2024, 5% 2/15/2049	1,175,000	1,219,397
TOTAL OTHER		89,567,230
Special Tax - 0.2%
Arlington Tex Spl Tax Rev Series 2018 A, 5% 2/15/2043 (Assured Guaranty Inc Insured)	2,085,000	2,140,360
Arlington Tex Spl Tax Rev Series 2018 A, 5% 2/15/2048 (Assured Guaranty Inc Insured)	1,760,000	1,788,194
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2033	440,000	443,629
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2028	135,000	136,079
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2029	160,000	161,310
Austin Tex Convention Enterprises Inc Convention Center Series B, 5% 1/1/2030	95,000	95,756
Brooks Dev Auth Tex Spl Facshotel Rev Series 2025, 5.875% 8/15/2052 (b)	3,135,000	3,043,395
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2029	435,000	437,307
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2031	245,000	246,172
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2032	200,000	200,892
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2033	200,000	200,806
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2036	625,000	626,450
City of Dallas TX Hotel Occupancy Tax Revenue Series 2021, 4% 8/15/2038	500,000	500,964
Dallas Tex Spl Tax Rev Series 2023, 6.25% tender 8/15/2053 (b)(g)	1,580,000	1,582,084
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	1,155,000	887,534
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	80,000	83,668
East Montgomery Cnty Impt Dist Sales Tax Rev Tex Series 2024, 5.25% 8/15/2049 (Assured Guaranty Inc Insured)	4,260,000	4,553,905
Harris Cnty Houston Tex Sports Auth Rev Series 2024 B, 5% 11/15/2043 (Assured Guaranty Inc Insured)	200,000	217,108
Harris Cnty Houston Tex Sports Auth Rev Series 2024 B, 5% 11/15/2044 (Assured Guaranty Inc Insured)	725,000	778,148
Harris County Houston Texas Sports Authority 0% 11/15/2038 (National Public Finance Guarantee Corporation Insured) (c)	1,200,000	613,685
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2041	195,000	189,682
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2031	250,000	250,488
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	50,000	52,789
Iowa Colony Dev Auth Tex Tax Increment Contract Rev Series 2021, 2.5% 4/1/2041	485,000	361,710
Memorial City Redevelopment Authority Series 2025, 5% 9/1/2045 (Assured Guaranty Inc Insured)	1,530,000	1,620,065
Memorial City Redevelopment Authority Series 2025, 5% 9/1/2049 (Assured Guaranty Inc Insured)	3,195,000	3,282,238
Mesquite Tex Spl Assmt Rev 5.75% 9/1/2055	1,300,000	1,303,788
Temple Tex Tax Increment Series 2021 A, 4% 8/1/2037 (Build America Mutual Assurance Co Insured)	40,000	40,930
Temple Tex Tax Increment Series 2021 A, 4% 8/1/2038 (Build America Mutual Assurance Co Insured)	35,000	35,671
Temple Tex Tax Increment Series 2021 A, 4% 8/1/2041 (Build America Mutual Assurance Co Insured)	40,000	40,433
Texas Pub Fin Auth Lease Rev Series 2019, 4% 2/1/2038	1,205,000	1,222,453
Via Metropolitan Transit Advanced Transportation District Series 2024, 4% 8/1/2054	2,000,000	1,840,609
TOTAL SPECIAL TAX		28,978,302
Transportation - 1.5%
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (h)	120,000	121,964
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (h)	2,425,000	2,463,933
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (h)	150,000	152,282
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (h)	150,000	152,000
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (h)	255,000	258,182
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (h)	175,000	177,008
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2041 (h)	705,000	711,425
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2032 (h)	1,700,000	1,831,032
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2036 (h)	1,150,000	1,222,370
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2044 (h)	845,000	870,466
Austin Tex Airport Sys Series 2022, 5% 11/15/2039 (h)	1,260,000	1,370,605
Austin Tex Airport Sys Series 2022, 5% 11/15/2052 (h)	825,000	836,581
Austin Tex Airport Sys Series 2022, 5.25% 11/15/2047 (h)	965,000	1,006,479
Central Texas Turnpike Series 2024 B, 5% tender 8/15/2042 (g)	1,000,000	1,092,303
Central Texas Turnpike Series 2024 C, 5% 8/15/2042	3,100,000	3,433,040
Central TX Regl Mobility Auth Rev 4% 1/1/2051	1,205,000	1,086,585
Central TX Regl Mobility Auth Rev 5% 1/1/2030	65,000	71,231
Central TX Regl Mobility Auth Rev 5% 1/1/2032	80,000	89,134
Central TX Regl Mobility Auth Rev 5% 1/1/2039	85,000	91,960
Central TX Regl Mobility Auth Rev 5% 1/1/2046	225,000	233,640
Central TX Regl Mobility Auth Rev Series 2020 A, 5% 1/1/2049	220,000	225,207
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2034	20,000	20,795
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2035	15,000	15,548
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2036	15,000	15,486
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2037	20,000	20,558
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2038	30,000	30,715
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2039	40,000	40,813
Central TX Regl Mobility Auth Rev Series 2020 B, 4% 1/1/2040	15,000	15,190
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2027	15,000	15,342
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2028	15,000	15,736
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2029	55,000	58,972
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2030	25,000	27,387
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2031	15,000	16,408
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2032	15,000	16,375
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2033	20,000	21,774
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	100,000	103,624
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2045	1,070,000	1,014,300
City of Houston TX Airport System Revenue 4% 7/1/2037 (h)	420,000	426,100
City of Houston TX Airport System Revenue 4% 7/1/2039 (h)	1,000,000	1,008,386
City of Houston TX Airport System Revenue 4% 7/1/2041 (h)	480,000	474,736
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2036 (h)	325,000	338,643
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2037 (h)	630,000	654,720
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (h)	1,750,000	1,801,581
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (h)	245,000	258,031
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (h)	260,000	273,682
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (h)	185,000	194,443
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (h)	1,315,000	1,379,403
City of Houston TX Airport System Revenue Series 2018, 5% 7/15/2028 (h)	1,785,000	1,851,813
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	105,000	111,762
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2030	140,000	148,936
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2031	125,000	132,838
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2032	110,000	116,744
City of Houston TX Airport System Revenue Series 2020 B 2, 5% 7/15/2027 (h)	190,000	194,107
City of Houston TX Airport System Revenue Series 2020A, 5% 7/1/2027 (h)	140,000	142,939
City of Houston TX Airport System Revenue Series 2021 B 1, 4% 7/15/2041 (h)	2,310,000	2,184,054
City of Houston TX Airport System Revenue Series 2021A, 4% 7/1/2041 (h)	1,495,000	1,413,623
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2043 (Assured Guaranty Inc Insured) (h)	3,050,000	3,313,666
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (h)	1,770,000	1,825,899
City of Houston TX Airport System Revenue Series 2024B, 5.25% 7/15/2034 (h)	325,000	360,030
City of Houston TX Airport System Revenue Series 2024B, 5.5% 7/15/2037 (h)	2,100,000	2,322,395
City of Houston TX Airport System Revenue Series 2024B, 5.5% 7/15/2039 (h)	3,700,000	4,053,448
City of Houston TX Airport System Revenue Series 2025 A, 5.5% 7/1/2043 (h)	4,375,000	4,924,161
City of Houston TX Airport System Revenue Series 2025 A, 5.5% 7/1/2044 (h)	2,000,000	2,224,599
City of Houston TX Airport System Revenue Series 2025 A, 5.5% 7/1/2050 (h)	2,165,000	2,314,944
City of Houston TX Airport System Revenue Series 2025 A, 5.5% 7/1/2055 (h)	3,385,000	3,576,794
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2034	280,000	293,863
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2038 (h)	11,105,000	12,695,651
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2040 (h)	2,750,000	3,100,286
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2041 (h)	1,750,000	1,967,816
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2042 (h)	3,200,000	3,563,850
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2038 (h)	270,000	293,585
Galveston TX Wharves & Terminal Revenue Series 2024 A, 5.25% 8/1/2036 (h)	785,000	867,579
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2036	280,000	292,457
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	305,000	315,233
Grand Parkway Transportation Corp Series 2013 B, 5.45% 10/1/2034 (i)	1,205,000	1,292,033
Grand Parkway Transportation Corp Series 2013 B, 5.85% 10/1/2047 (i)	1,480,000	1,561,495
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,600,000	2,455,198
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	2,160,000	2,009,627
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2033	110,000	115,527
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 5% 8/15/2043	1,445,000	1,486,298
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 4% 8/15/2049	3,815,000	3,616,620
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2038	1,000,000	1,003,922
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2039	500,000	499,799
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2040	85,000	84,607
Love Field Arpt Modernization Corp Tex Spl Facs Rev (Southwest Airlines Co Proj.) 5% 11/1/2028 (h)	520,000	520,916
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (h)	120,000	120,202
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (h)	260,000	260,456
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (h)	405,000	405,728
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (h)	245,000	245,439
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (h)	450,000	450,752
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (h)	120,000	121,909
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (h)	120,000	121,812
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (h)	210,000	213,250
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (h)	150,000	152,315
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (h)	120,000	121,823
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (h)	270,000	274,015
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (h)	315,000	319,536
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (h)	290,000	294,034
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (h)	120,000	121,602
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2036 (h)	170,000	172,011
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2032	25,000	25,038
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2033	105,000	105,158
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2034	110,000	110,160
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2035	280,000	280,383
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2036	415,000	415,531
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2038	305,000	305,335
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2043	905,000	905,612
Montgomery County Toll Road Authority Series 2018, 5% 9/15/2048	1,595,000	1,595,389
North TX Twy Auth Rev 0% 1/1/2029 (Assured Guaranty Inc Insured) (c)	845,000	788,409
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (c)	6,810,000	5,244,576
North TX Twy Auth Rev 4% 1/1/2033	130,000	137,209
North TX Twy Auth Rev 4% 1/1/2039	1,205,000	1,205,261
North TX Twy Auth Rev 5% 1/1/2033	145,000	148,070
North TX Twy Auth Rev 5% 1/1/2033	85,000	86,892
North TX Twy Auth Rev 5% 1/1/2034	365,000	429,578
North TX Twy Auth Rev 5% 1/1/2034	240,000	244,898
North TX Twy Auth Rev 5% 1/1/2035	345,000	351,766
North TX Twy Auth Rev 5% 1/1/2037	1,740,000	1,770,470
North TX Twy Auth Rev Series 2018, 4% 1/1/2037	1,500,000	1,519,794
North TX Twy Auth Rev Series 2018, 4% 1/1/2038	3,205,000	3,238,748
North TX Twy Auth Rev Series 2021 B, 3% 1/1/2046	700,000	561,988
North TX Twy Auth Rev Series 2021 B, 3% 1/1/2051	1,585,000	1,164,769
North TX Twy Auth Rev Series 2022A, 4.125% 1/1/2039	450,000	465,681
North TX Twy Auth Rev Series 2022A, 5% 1/1/2040	2,900,000	3,175,059
North TX Twy Auth Rev Series 2022A, 5.25% 1/1/2038	1,300,000	1,457,060
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	4,655,000	5,192,129
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2044	645,000	718,727
North TX Twy Auth Rev Series 2024B, 5% 1/1/2037	2,855,000	3,262,139
North TX Twy Auth Rev Series A, 5% 1/1/2039	4,225,000	4,367,453
North TX Twy Auth Rev Series A, 5% 1/1/2043	4,000,000	4,132,158
Port Freeport TX 4% 6/1/2044 (h)	1,750,000	1,619,873
Port of Beaumont Navigation District Series 2020A, 3.625% 1/1/2035 (b)(h)	1,490,000	1,410,029
Port of Beaumont Navigation District Series 2020A, 4% 1/1/2050 (b)(h)	1,940,000	1,522,947
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2035	880,000	897,967
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	115,000	116,716
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2037	225,000	227,240
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2039	110,000	110,192
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2035	270,000	276,215
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	555,000	564,820
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	410,000	415,077
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2038	135,000	136,050
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	1,060,000	1,056,275
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (h)	9,045,000	9,037,514
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 12/31/2034 (h)	530,000	565,547
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 6/30/2034 (h)	450,000	480,659
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 12/31/2035 (h)	570,000	608,311
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 6/30/2035 (h)	455,000	486,203
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.5% 6/30/2040 (h)	1,000,000	1,064,397
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.5% 6/30/2041 (h)	1,000,000	1,062,668
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.5% 6/30/2042 (h)	5,035,000	5,334,728
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 4% 12/31/2038	1,000,000	1,007,092
Texas Private Activity Bd Surface Transn Corp Rev Series 2023, 5.5% 12/31/2058 (h)	4,905,000	5,089,921
Texas Transportation Commission (Sh 288 Tollroad Proj.) 0% 8/1/2039 (Texas State Guaranteed) (c)	80,000	44,117
Texas Transportation Commission (Sh 288 Tollroad Proj.) 0% 8/1/2040 (Texas State Guaranteed) (c)	80,000	41,539
Texas Transportation Commission (Sh 288 Tollroad Proj.) 0% 8/1/2041 (Texas State Guaranteed) (c)	95,000	46,469
Texas Transportation Commission Series 2019A, 0% 8/1/2042 (c)	215,000	99,363
Texas Transportation Commission Series 2019A, 0% 8/1/2043 (c)	175,000	76,567
Texas Transportation Commission Series 2019A, 5% 8/1/2057	875,000	884,340
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.25% 10/1/2055	3,250,000	3,472,952
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.5% 10/1/2055 (Texas State Guaranteed)	14,990,000	16,370,516
TOTAL TRANSPORTATION		195,931,917
Water & Sewer - 0.3%
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	1,620,000	1,806,127
Dallas TX Wtrwks & Swr Sys Rev Series 2017, 5% 10/1/2046	1,930,000	1,962,096
Fort Worth TX Wtr & Swr Rev Series 2019, 3% 2/15/2042	1,135,000	1,016,780
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2% 2/15/2032	2,000,000	1,886,382
Fort Worth TX Wtr & Swr Rev Series 2020 A, 2% 2/15/2039	3,450,000	2,741,412
Houston TX Util Sys Rev 4% 11/15/2043	2,470,000	2,483,851
Houston TX Util Sys Rev 4% 11/15/2049	2,470,000	2,326,787
Houston TX Util Sys Rev 5% 11/15/2045	2,470,000	2,609,237
Houston TX Util Sys Rev Series 2014D, 5% 11/15/2044	725,000	725,718
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	25,000	25,496
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2028	100,000	107,508
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2039	1,100,000	1,221,272
Mesquite Tex Wtrwks & Swr Rev Series 2021, 2% 3/1/2037	965,000	821,251
San Antonio Tex Riv Auth Wastewater Sys Rev Series 2021, 3% 1/1/2046	1,975,000	1,585,610
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	1,505,000	1,554,887
San Antonio TX Wtr Rev Series 2022B, 5.25% 5/15/2052	5,000,000	5,295,803
San Antonio TX Wtr Rev Series 2023A, 5.25% 5/15/2052	2,250,000	2,403,031
Texas Wtr Dev Brd Series 2018A, 4% 4/15/2048	1,005,000	961,895
Texas Wtr Dev Brd Series 2022, 5% 10/15/2047	1,500,000	1,584,044
Texas Wtr Dev Brd Series 2023 A, 4.65% 10/15/2040	500,000	542,740
Texas Wtr Dev Brd Series 2023 A, 4.75% 10/15/2043	4,000,000	4,272,193
Texas Wtr Dev Brd Series 2023 A, 5.25% 10/15/2051	1,500,000	1,603,112
Texas Wtr Dev Brd Series 2025, 4.75% 10/15/2055	1,000,000	1,013,571
West Harris Cnty TX Regl Wtr Series 2019, 4% 12/15/2049	905,000	831,995
West Harris Cnty TX Regl Wtr Series 2021, 3.5% 12/15/2046 (Build America Mutual Assurance Co Insured)	920,000	788,567
TOTAL WATER & SEWER		42,171,365
TOTAL TEXAS		783,825,688
Utah - 1.1%
Education - 0.0%
University UT Univ Revs Series 2023 B, 5.25% 8/1/2053	1,225,000	1,296,789
Utah St Charter Sch Fin Auth Charter Sch Rev 4% 4/15/2045	625,000	582,749
Utah St Charter Sch Fin Auth Charter Sch Rev 4% 4/15/2050	250,000	222,228
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2017, 5% 4/15/2037	210,000	210,349
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2017, 5% 4/15/2042	1,165,000	1,165,976
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2017, 5% 4/15/2047	905,000	905,247
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2018, 5% 10/15/2043	275,000	277,647
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2018, 5% 10/15/2048	290,000	290,917
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2019A, 5% 4/15/2049	390,000	392,395
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2020A, 4% 10/15/2054	300,000	255,027
Utah St Charter Sch Fin Auth Charter Sch Rev Series 2025, 5% 4/15/2060	720,000	712,424
TOTAL EDUCATION		6,311,748
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2034	1,000,000	1,121,849
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2035	320,000	357,031
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2042	985,000	1,066,973
Intermountain Pwr Agy UT Pwr Series 2023 A, 5.25% 7/1/2043	2,500,000	2,721,094
Intermountain Pwr Agy UT Pwr Series 2023 A, 5.25% 7/1/2044	4,500,000	4,854,314
Intermountain Pwr Agy UT Pwr Series 2023 A, 5.25% 7/1/2045	1,750,000	1,873,252
Intermountain Pwr Agy UT Pwr Series 2024A, 5% 7/1/2044	2,035,000	2,184,975
Utah Infrastructure Agy Telecommunication Rev Series 2017A, 5% 10/15/2034	300,000	306,437
Utah Infrastructure Agy Telecommunication Rev Series 2017A, 5% 10/15/2040	350,000	352,891
Utah Infrastructure Agy Telecommunication Rev Series 2018 A, 5.375% 10/15/2040	350,000	356,233
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2030	490,000	500,943
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2034	240,000	243,131
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2039	420,000	418,356
Utah Infrastructure Agy Telecommunication Rev Series 2019, 4% 10/15/2042	250,000	241,899
Utah Infrastructure Agy Telecommunication Rev Series 2021, 3% 10/15/2045	490,000	370,325
TOTAL ELECTRIC UTILITIES		16,969,703
General Obligations - 0.0%
Black Desert Public Infrastructure District Gen. Oblig. Series 2021 A, 4% 3/1/2051 (b)	500,000	408,982
Panorama Public Infrastructure District No 1 Gen. Oblig. Series 2025A, 6.25% 3/1/2055 (b)	1,165,000	1,180,552
Weber Sch Dist Utah 2.25% 6/15/2034	545,000	514,609
TOTAL GENERAL OBLIGATIONS		2,104,143
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 5% 5/15/2046	2,500,000	2,505,647
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	4,500,000	4,515,338
TOTAL HEALTH CARE		7,020,985
Housing - 0.0%
UT Hsg Corp Multifamily Rev Series 2024 A, 4.69% 2/1/2045	1,500,000	1,587,084
Utah Hsg Corp Series 2019 I(G2), 4% 9/21/2049	116,944	116,289
Utah Hsg Corp Series 2019G(G2), 4.5% 7/21/2049	116,880	118,070
Utah Hsg Corp Series 2019H (G2), 4.5% 8/21/2049	74,190	74,943
Utah Hsg Corp Series 2020 B G2, 3.5% 2/21/2050	183,828	175,981
Utah Hsg Corp Series 2021 J G2, 2.5% 9/21/2051	2,381,961	2,076,663
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	315,206	262,622
Utah Hsg Corp Series 2022G G2, 5% 7/21/2052	591,949	616,855
Utah Hsg Corp Series 2022H G2, 5% 8/21/2052	1,007,045	1,023,026
Utah Hsg Corp Single Family Mtg Rev Series 2025H, 5.15% 1/1/2049	1,590,000	1,648,558
TOTAL HOUSING		7,700,091
Other - 0.1%
Black Desert Pub Infrastructure Dist Utah Spl Assmt 5.625% 12/1/2053 (b)	4,850,000	4,910,100
Firefly Pub Infrastructure Dist No 1 Utah Gen. Oblig. Series 2024A 1, 6.625% 3/1/2054 (b)	500,000	515,444
Firefly Pub Infrastructure Dist No 1 Utah Spl Assmt 5.625% 12/1/2043 (b)	500,000	515,354
Ogden City School District 1.75% 6/15/2035	500,000	422,204
Ridges Estates Infrastructure Financing District 6.25% 12/1/2053 (b)	1,325,000	1,373,289
Skyridge Pegasus Infrastructure Financing District 5.25% 12/1/2044 (b)	1,316,795	1,331,236
Tech Ridge Public Infrastructure District 6.25% 12/1/2054 (b)	3,600,000	3,741,719
Utah Infrastructure Agy Telecommunication Rev Series 2022, 5% 10/15/2046	460,000	463,018
Utah Infrastructure Agy Telecommunication Rev Series 2023, 6% 10/15/2047	650,000	709,503
Wakara Ridge Public Infrastructure District 5.625% 12/1/2054 (b)	998,876	1,024,130
Wood Ranch Pub Infrastructure Dist UT Spl Assmt 5.625% 12/1/2053 (b)	1,247,267	1,264,040
TOTAL OTHER		16,270,037
Special Tax - 0.3%
Downtown Revitalization Public Infrastructure District 5.5% 6/1/2050 (Assured Guaranty Inc Insured)	2,380,000	2,608,857
Downtown Revitalization Public Infrastructure District Series 2025 A, 5% 6/1/2038 (Assured Guaranty Inc Insured)	550,000	591,552
Downtown Revitalization Public Infrastructure District Series 2025 A, 5.25% 6/1/2042 (Assured Guaranty Inc Insured)	750,000	852,794
Downtown Revitalization Public Infrastructure District Series 2025 A, 5.5% 6/1/2050 (Assured Guaranty Inc Insured)	3,330,000	3,650,208
Downtown Revitalization Public Infrastructure District Series 2025 B, 5.5% 6/1/2055 (Assured Guaranty Inc Insured)	2,795,000	3,024,637
Downtown Revitalization Public Infrastructure District Series 2025C, 5% 7/15/2035 (b)	475,000	479,603
Mida Cormont Public Infrastructure District Gen. Oblig. Series 2025 A 2, 0% 6/1/2055 (b)(i)	700,000	604,655
Mida Cormont Public Infrastructure District Gen. Oblig. Series 2025A 1, 6.25% 6/1/2055 (b)	575,000	605,718
Mida Golf & Equestrian Ctr Pub Infrastructure Dist Utah Gen. Oblig. Series 2021, 4.625% 6/1/2057 (b)	500,000	428,679
Mida Mountain Veterans Program Public Infrastructure District Series 2024, 5.2% 6/1/2054 (b)	500,000	500,126
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 1, 5.5% 6/1/2050 (b)	3,450,000	3,504,668
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 2, 0% 6/1/2043 (b)(i)	1,000,000	772,861
Mida Mountain Village Public Infrastructure District Series 2020A, 5% 8/1/2050 (b)	250,000	248,686
Mida Mountain Village Public Infrastructure District Series 2024 1, 5.125% 6/15/2054 (b)	2,750,000	2,751,456
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (b)	1,850,000	1,907,232
Military Installation Dev Auth Utah Tax Allocation Rev Series 2021 A 2, 4% 6/1/2052	1,805,000	1,499,342
Military Installation Dev Auth Utah Tax Allocation Rev Series 2021A 1, 4% 6/1/2052	1,075,000	898,365
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (b)	1,750,000	1,763,899
Point Phase 1 Public Infrastructure District No 1 Series 2025 A 2, 0% 3/1/2055 (i)	500,000	408,991
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.875% 3/1/2045	1,000,000	1,048,578
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 6.125% 3/1/2055	10,149,000	10,592,914
UIPA Crossroads Pub Infrastructure Dist UT Tax Differential Rev 4.125% 6/1/2041 (b)	1,000,000	998,095
UIPA Crossroads Pub Infrastructure Dist UT Tax Differential Rev Series 2021, 4.375% 6/1/2052 (b)	1,520,000	1,411,674
Utah Tran Auth Sales Tax Rev Series 2025, 5% 12/15/2043	1,950,000	2,196,412
Verk Industrial Regional Public Infrastructure District Series 2025, 6.625% 9/1/2047 (b)	1,000,000	1,062,983
TOTAL SPECIAL TAX		44,412,985
Transportation - 0.5%
Salt Lake City UT Arpt Rev 4% 7/1/2041 (h)	1,250,000	1,250,144
Salt Lake City UT Arpt Rev 5% 7/1/2032 (h)	1,250,000	1,387,052
Salt Lake City UT Arpt Rev 5% 7/1/2046	470,000	491,540
Salt Lake City UT Arpt Rev 5% 7/1/2051	1,880,000	1,931,780
Salt Lake City UT Arpt Rev 5% 7/1/2051 (h)	1,000,000	1,015,199
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (h)	515,000	531,412
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (h)	450,000	464,015
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (h)	335,000	345,236
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (h)	640,000	659,148
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (h)	485,000	498,627
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (h)	485,000	497,495
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (h)	1,810,000	1,853,779
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (h)	2,500,000	2,556,526
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2042 (h)	7,980,000	8,107,558
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2047 (h)	3,000,000	3,020,565
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2034	90,000	92,950
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2035	85,000	87,674
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2036	85,000	87,538
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2037	55,000	56,554
Salt Lake City UT Arpt Rev Series 2017B, 5% 7/1/2047	380,000	384,222
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (h)	1,170,000	1,226,816
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2037 (h)	7,500,000	7,792,573
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2043 (h)	1,000,000	1,024,165
Salt Lake City UT Arpt Rev Series 2018A, 5.25% 7/1/2048 (h)	1,250,000	1,269,910
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2038 (h)	1,490,000	1,672,487
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2039 (h)	1,375,000	1,534,627
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2041 (h)	2,000,000	2,208,604
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2043 (h)	2,500,000	2,712,799
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2048 (h)	1,500,000	1,569,563
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2053 (h)	4,500,000	4,647,746
Salt Lake City UT Arpt Rev Series 2023A, 5.5% 7/1/2053 (h)	3,000,000	3,154,009
Salt Lake City UT Arpt Rev Series 2025A, 5.5% 7/1/2050 (h)	4,000,000	4,273,900
TOTAL TRANSPORTATION		58,406,213
TOTAL UTAH		159,195,905
Vermont - 0.1%
Education - 0.1%
Univ of VT Agr College Series 2019 A, 5% 10/1/2049	600,000	617,976
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	695,000	606,782
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	845,000	670,899
Vermont St Stud Assit Corp 2.375% 6/15/2039 (h)	140,000	131,814
Vermont St Stud Assit Corp 3.375% 6/15/2036 (h)	730,000	709,044
Vermont St Stud Assit Corp 5% 6/15/2028 (h)	705,000	730,517
Vermont St Stud Assit Corp 5% 6/15/2029 (h)	105,000	110,340
Vermont St Stud Assit Corp 5% 6/15/2031 (h)	120,000	129,925
Vermont St Stud Assit Corp Series 2018A, 3.625% 6/15/2029 (h)	35,000	35,008
Vermont St Stud Assit Corp Series 2018A, 3.75% 6/15/2030 (h)	35,000	35,048
Vermont St Stud Assit Corp Series 2018A, 4% 6/15/2033 (h)	35,000	35,120
Vermont St Stud Assit Corp Series 2018A, 4% 6/15/2034 (h)	35,000	35,120
Vermont St Stud Assit Corp Series 2018B, 4.375% 6/15/2046 (h)	160,000	144,737
Vermont St Stud Assit Corp Series 2019 A, 3% 6/15/2035 (h)	855,000	837,758
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2027 (h)	705,000	720,434
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2029 (h)	1,200,000	1,251,903
Vermont St Stud Assit Corp Series 2019 B, 4% 6/15/2047 (h)	265,000	225,460
Vermont St Stud Assit Corp Series 2022A, 4.375% 6/15/2040 (h)	255,000	253,422
Vermont St Stud Assit Corp Series 2024 A, 4% 6/15/2035 (h)	395,000	398,734
Vermont St Stud Assit Corp Series 2024 A, 5.25% 6/15/2034 (h)	700,000	773,369
TOTAL EDUCATION		8,453,410
General Obligations - 0.0%
Burlington VT Gen. Oblig. Series 2021 A, 3% 11/1/2041	420,000	385,674
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) 3.75% 11/1/2050	44,000	44,266
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	680,000	673,852
Vermont Hsg Fin Agy 6% 11/1/2053	619,000	682,146
TOTAL HOUSING		1,400,264
Other - 0.0%
Vermont Economic Dev Auth Solid Waste Disp Rev 4.375% tender 6/1/2052 (b)(g)(h)	245,000	252,294
Vermont Edl & Hlth Bldgs Fin Agy Series 2023, 5.25% 10/1/2052 (b)	275,000	224,522
TOTAL OTHER		476,816
Resource Recovery - 0.0%
Vermont Economic Dev Auth Solid Waste Disp Rev Series 2013, 4.625% tender 4/1/2036 (b)(g)(h)	220,000	223,927
TOTAL VERMONT		10,940,091
Virgin Islands - 0.2%
Special Tax - 0.2%
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2026	365,000	368,422
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2030	3,250,000	3,431,337
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2032	4,385,000	4,708,710
Matching Fund Special Purpose Securitization Corp Series 2022A, 5% 10/1/2039	11,005,000	11,661,159
Virgin Islands Hotel Development Financing Corp Series 2025A 1, 5.75% 2/1/2045	2,000,000	2,022,246
Virgin Islands Hotel Development Financing Corp Series 2025A 1, 6% 12/1/2055	3,675,000	3,687,440
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2012A, 5% 10/1/2032	500,000	500,138
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2014, 5% 10/1/2030 (b)	500,000	500,175
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2014, 5% 10/1/2039 (b)	300,000	300,052
Virgin Islands Pub Fin Auth Gen. Oblig. Series 2014C, 5% 10/1/2039	1,500,000	1,504,721
TOTAL VIRGIN ISLANDS		28,684,400
Virginia - 1.2%
Education - 0.1%
Farmville VA Indl Dev Auth Edl Facs Rev (Longwood Housing Foundation LLC Proj.) Series 2020 A, 5% 1/1/2059	350,000	314,628
Lynchburg VA Economic Dev Authrev Series 2018, 5% 9/1/2048	250,000	246,965
Roanoke VA Economic Dev Auth Edl Facs Rev (Lynchburg College Proj.) Series 2018A, 5% 9/1/2027	30,000	30,670
Roanoke VA Economic Dev Auth Edl Facs Rev Series 2018A, 4% 9/1/2048	300,000	243,280
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2038	20,000	19,830
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2039	15,000	14,740
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	20,000	19,257
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2045	50,000	43,940
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2026	20,000	20,028
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2027	20,000	20,416
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2028	30,000	31,101
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2029	35,000	36,865
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2049	65,000	62,890
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 5% 4/1/2040	1,000,000	1,055,541
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015A, 5% 7/1/2030 (b)	665,000	616,214
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015A, 5% 7/1/2035 (b)	200,000	171,432
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015A, 5% 7/1/2045 (b)	440,000	334,501
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015B, 5% 7/1/2045 (b)	1,360,000	1,033,913
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015B, 5.25% 7/1/2030 (b)	380,000	355,618
Virginia College Bldg Auth Edl (Marymount University Proj, VA Proj.) Series 2015B, 5.25% 7/1/2035 (b)	405,000	353,964
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog 4% 9/1/2042	6,375,000	6,480,640
Williamsburg VA Economic Dev Auth Student Hsg Rev Series 2023A, 4.125% 7/1/2058 (Assured Guaranty Inc Insured)	3,100,000	2,961,382
Williamsburg VA Economic Dev Auth Student Hsg Rev Series 2023A, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	205,000	216,253
TOTAL EDUCATION		14,684,068
Escrowed/Pre-Refunded - 0.0%
Hampton Rds VA Transn Accountability Commn Rev Series 2018 A, 5.5% 7/1/2057 (Pre-refunded to 1/1/2028 at 100)	2,965,000	3,144,689
General Obligations - 0.2%
Alexandria VA Gen. Oblig. Series 2021A, 2% 12/15/2038	4,160,000	3,420,554
Alexandria VA Gen. Oblig. Series 2021A, 2% 12/15/2039	605,000	485,235
Alexandria VA Gen. Oblig. Series 2021A, 2% 12/15/2040	1,000,000	778,299
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2034	65,000	72,358
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2035	75,000	83,054
Fairfax Cnty VA Series 2022A, 2% 10/1/2041	7,000,000	5,315,089
Isle Wight Cnty VA Gen. Oblig. Series 2017 B, 4% 7/1/2042	850,000	854,117
VA Port Auth Comwlth Port Rev (Virginia St Proj.) Series 2023 A, 5.25% 7/1/2048	500,000	536,161
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2034	4,345,000	4,592,848
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	6,250,000	6,574,487
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	130,000	135,919
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2033	110,000	114,859
Virginia Comwlth Transn Brd Tr Series 2019, 3% 5/15/2037	4,000,000	3,930,410
Virginia St Pub Sch Auth Sch Fing (Virginia St Proj.) Series 2017 B, 2.25% 8/1/2029	1,205,000	1,187,717
TOTAL GENERAL OBLIGATIONS		28,081,107
Health Care - 0.3%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 3.75% 7/1/2050	1,640,000	1,396,073
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 4% 7/1/2038	205,000	210,555
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 4% 7/1/2045	1,180,000	1,130,714
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2027	240,000	248,000
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2036	480,000	517,795
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (g)	2,400,000	2,636,762
Henrico Cnty VA Eco Dev Auth Res Care Fac Rev Series 2022A, 5% 10/1/2052	780,000	778,499
Isle of Wight County Economic Development Authority (Riverside Health System Proj.) Series 2023, 4.75% 7/1/2053 (Assured Guaranty Inc Insured)	1,500,000	1,515,687
Isle of Wight County Economic Development Authority (Riverside Health System Proj.) Series 2023, 5.25% 7/1/2053 (Assured Guaranty Inc Insured)	750,000	786,202
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	1,310,000	940,541
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 4% 1/1/2055	1,065,000	930,929
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (g)	745,000	794,639
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018B, 4% 11/1/2048	2,655,000	2,470,206
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5% 1/1/2035	520,000	520,458
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5% 1/1/2046	725,000	709,534
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5.375% 1/1/2035	810,000	810,947
Norfolk VA Redev & Hsg Auth (Fort Norfolk Retirement Community Harbors Edge Proj.) 5.375% 1/1/2046	600,000	600,063
Norfolk VA Redev & Hsg Auth Series A, 5% 1/1/2049	455,000	432,638
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 A, 3% 7/1/2045	1,145,000	903,570
Rockingham Cnty VA Economic Dev Auth Haelth Care Facs Rev (Sentara Hospital Proj.) Series 2021 A, 3% 11/1/2046	2,755,000	2,195,452
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	100,000	100,061
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	185,000	186,190
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2028	55,000	55,380
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	80,000	80,568
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	100,000	100,640
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	270,000	271,648
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2036	665,000	668,855
Virginia Comwlth Univ Health Sys Auth Rev Series A, 4% 7/1/2040	2,805,000	2,825,767
Virginia Small Business Fing Auth Healthcare Facs Rev (Mercy Health/OH Proj.) Series 2020A, 4% 12/1/2049	2,460,000	2,165,853
Virginia Small Business Fing Auth Residential Care Fac Rev (Lifespire of VA Proj.) 5.5% 12/1/2054	300,000	310,514
Virginia Small Business Fing Auth Residential Care Fac Rev Series 2017 C, 5% 6/1/2052	685,000	652,630
Virginia Small Business Fing Auth Rev Series 2020A, 4% 1/1/2045	400,000	388,092
Virginia Small Business Fing Auth Rev Series 2020A, 4% 1/1/2051	250,000	225,734
Virginia Small Business Fing Auth Rev Series 2020A, 5% 1/1/2033	400,000	422,771
Virginia Small Business Fing Auth Rev Series 2020A, 5% 1/1/2035	655,000	690,957
TOTAL HEALTH CARE		29,674,924
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Series 2019, 5% 10/1/2035	830,000	885,000
Farmville VA Indl Dev Auth Edl Facs Rev Series 2018 A, 5% 1/1/2048	300,000	282,610
Farmville VA Indl Dev Auth Edl Facs Rev Series 2018 A, 5% 1/1/2055	900,000	816,235
Virginia St Hsg Dev Auth Mtg Series 2023 E SUB E 2, 4.6% 10/1/2054	3,000,000	3,002,681
TOTAL HOUSING		4,986,526
Industrial Development - 0.0%
Arlington Cnty VA Indl Dev Auth Rev Series 2017, 5% 2/15/2043	400,000	408,410
Williamsburg VA Economic Dev Auth Dining Lease Rev Series 2023 B, 4.375% 7/1/2063	1,025,000	991,852
TOTAL INDUSTRIAL DEVELOPMENT		1,400,262
Other - 0.1%
Arlington Cnty VA Ida Hosp Fac 3.75% 7/1/2050	750,000	656,056
Lynchburg VA Gen. Oblig. Series 2020, 2.375% 8/1/2039	1,000,000	856,917
Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig Series 2018, 4.5% 9/1/2045 (b)	205,000	196,110
Virginia Beach VA Dev Auth Residential Care Fac Rev Series 2023A, 5.75% 9/1/2033	2,580,000	2,909,069
Virginia Beach VA Dev Auth Residential Care Fac Rev Series 2023A, 6.5% 9/1/2043	3,145,000	3,507,252
Virginia Housing Development Authority 4.7% 7/1/2055	1,300,000	1,301,987
Virginia St Hsg Dev Autho 4.9% 10/1/2050	810,000	811,110
Virginia St Hsg Dev Autho 4.95% 10/1/2055	690,000	699,653
Virginia St Hsg Dev Autho 5.15% 11/1/2052	1,350,000	1,389,879
TOTAL OTHER		12,328,033
Resource Recovery - 0.0%
Charles City Cnty VA Indl Dev Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 1.45% tender 4/1/2027 (g)(h)	85,000	83,002
Tobacco Bonds - 0.0%
Tobacco Settlement Fing Corp V 5% 6/1/2047	2,775,000	2,352,839
Tobacco Settlement Fing Corp V 6.706% 6/1/2046	1,060,000	847,832
Tobacco Settlement Fing Corp V Series 2007C, 0% 6/1/2047 (c)	6,265,000	1,629,423
TOTAL TOBACCO BONDS		4,830,094
Transportation - 0.5%
Chesapeake Bay Brdg & Tunl Dis VA Rev Series 2016, 5% 7/1/2041 (Assured Guaranty Inc Insured)	1,265,000	1,269,878
Chesapeake Bay Brdg & Tunl Dis VA Rev Series 2016, 5% 7/1/2046	4,380,000	4,381,207
Chesapeake Bay Brdg & Tunl Dis VA Rev Series 2016, 5% 7/1/2051	2,535,000	2,534,962
Virginia Port Auth Port Fac Rev Series 2016 B, 5% 7/1/2041 (Pre-refunded to 7/1/2026 at 100) (h)	1,530,000	1,541,563
Virginia Port Auth Port Fac Rev Series 2016 B, 5% 7/1/2045 (Pre-refunded to 7/1/2026 at 100) (h)	2,345,000	2,362,722
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC Proj.) Series 2017, 5% 12/31/2049 (h)	3,560,000	3,548,403
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC Proj.) Series 2017, 5% 12/31/2052 (h)	2,800,000	2,777,872
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC Proj.) Series 2017, 5% 12/31/2056 (h)	2,680,000	2,636,440
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (h)	3,000,000	3,014,140
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2041 (h)	215,000	210,356
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2048 (h)	10,010,000	8,885,527
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (h)	600,000	601,407
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 1/1/2036 (h)	335,000	361,730
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2032 (h)	2,300,000	2,538,794
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2033 (h)	820,000	902,927
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2037 (h)	365,000	390,325
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 3% 1/1/2041 (h)	1,010,000	860,434
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2035 (h)	2,635,000	2,706,242
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2037 (h)	2,015,000	2,045,398
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2038 (h)	1,000,000	1,009,729
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2039 (h)	1,180,000	1,186,786
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2040 (h)	4,000,000	3,987,656
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2032 (h)	785,000	815,488
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (h)	1,740,000	1,782,035
Virginia Small Business Fing Auth Rev 5% 12/31/2047 (h)	4,235,000	4,298,761
Virginia Small Business Fing Auth Rev Series 2022, 5% 12/31/2042 (h)	1,000,000	1,041,431
Virginia Small Business Fing Auth Rev Series 2022, 5% 12/31/2052 (h)	2,490,000	2,502,448
TOTAL TRANSPORTATION		60,194,661
Water & Sewer - 0.0%
Newport News VA Wtr Rev 2% 7/15/2040	3,075,000	2,404,528
TOTAL VIRGINIA		161,811,894
Washington - 1.5%
Education - 0.0%
University Wash Univ Revs Series 2012C, 3.125% 7/1/2042	1,375,000	1,214,784
Washington St Higher Ed Facs (Gonzaga University Proj.) 4% 4/1/2041	630,000	637,365
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	2,180,000	1,653,410
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	260,000	261,996
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	270,000	270,893
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2026	130,000	131,357
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 6.25% 7/1/2059 (b)	2,920,000	3,120,997
TOTAL EDUCATION		7,290,802
Electric Utilities - 0.0%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (c)	85,000	80,088
Douglas Cnty WA Pub Util Dist No 1 Wells Series 2022B, 5% 9/1/2047	2,000,000	2,084,810
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2037	700,000	766,077
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2035 (Bonneville Power Administration Guaranteed)	750,000	828,536
Energy Norwthwest WA Elec Rev Series 2021 A, 4% 7/1/2042 (Bonneville Power Administration Guaranteed)	2,360,000	2,412,137
Pend Oreille Cnty Wash Pub Util Dist No 001 Box Canyon Series 2018, 5% 1/1/2048	300,000	302,600
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2037	55,000	55,986
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2038	55,000	55,935
TOTAL ELECTRIC UTILITIES		6,586,169
General Obligations - 0.5%
Adams County Public Hospital District No 2 Gen. Oblig. Series 2014, 5.125% 12/1/2044	375,000	374,989
Grays Hbr Cnty Wash Pub Hosp Dist No 2 Gen. Oblig. Series 2018, 5% 12/15/2033	400,000	412,719
Grays Hbr Cnty Wash Pub Hosp Dist No 2 Gen. Oblig. Series 2018, 5% 12/15/2038	510,000	519,435
Grays Hbr Cnty Wash Pub Hosp Dist No 2 Gen. Oblig. Series 2018, 5% 12/15/2048	985,000	929,230
King County WA Gen. Oblig. Series 2017, 4% 7/1/2033	2,500,000	2,545,514
Pierce Cnty WA Sch Dst No 10 Tacoma Series 2020B, 4% 12/1/2042 (State of Washington Guaranteed)	1,500,000	1,516,597
State of Washington Gen. Oblig. 5% 6/1/2033	1,000,000	1,174,328
State of Washington Gen. Oblig. Series 2017A, 5% 8/1/2027	55,000	55,628
State of Washington Gen. Oblig. Series 2017A, 5% 8/1/2039	6,010,000	6,063,360
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2033	545,000	558,933
State of Washington Gen. Oblig. Series 2017D, 5% 2/1/2035	30,000	30,723
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	4,435,000	4,723,910
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2036	2,675,000	2,991,166
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2035	7,700,000	8,673,149
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2042	5,000,000	5,437,670
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	1,500,000	1,721,082
State of Washington Gen. Oblig. Series 2024 A, 5% 8/1/2038	1,140,000	1,297,682
State of Washington Gen. Oblig. Series 2024 A, 5% 8/1/2041	1,150,000	1,287,399
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	1,230,000	1,377,464
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	55,000	55,674
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	300,000	303,649
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	2,050,000	2,169,391
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	1,425,000	1,497,913
State of Washington Gen. Oblig. Series R 2025 D, 5% 8/1/2039	1,750,000	2,029,822
Tacoma Wash Gen. Oblig. Series 2021 A, 3% 12/1/2035	1,025,000	1,021,202
Whidbey Island Wash Pub Hosp Dist Series 2013, 5.375% 12/1/2039	400,000	372,175
TOTAL GENERAL OBLIGATIONS		49,140,804
Health Care - 0.4%
Jefferson Cnty Wash Pub Hosp Dist No 2 Hosp Rev Series 2023A, 6.875% 12/1/2053	1,500,000	1,566,447
Skagit Cnty Wash Pub Hosp Dist No 1 Rev Series 2024, 5.5% 12/1/2041	500,000	548,892
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	405,000	413,101
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	1,125,000	1,141,344
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2056	5,125,000	5,149,809
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6.25% 1/1/2061	4,595,000	4,599,849
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (b)	295,000	277,791
WA St Hsg Fin Commission Series 2018A, 5% 7/1/2048 (b)	405,000	304,372
WA St Hsg Fin Commission Series 2018A, 5% 7/1/2053 (b)	100,000	71,115
WA St Hsg Fin Commission Series 2019A, 5% 1/1/2055 (b)	2,350,000	2,146,250
WA St Hsg Fin Commission Series 2021 A, 4% 1/1/2041 (b)	350,000	296,917
WA St Hsg Fin Commission Series 2021 A, 4% 1/1/2051 (b)	300,000	210,204
WA St Hsg Fin Commission Series 2021 A, 4% 1/1/2057 (b)	300,000	200,242
WA St Hsg Fin Commission Series A, 5% 1/1/2046 (b)	455,000	441,451
WA St Hsg Fin Commission Series A, 5% 1/1/2051 (b)	1,735,000	1,609,661
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	15,000	15,171
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	105,000	108,865
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2029	125,000	129,352
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2030	55,000	56,908
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	5,150,000	5,131,396
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 5% 8/15/2036	30,000	30,821
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2034	105,000	112,154
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2037	55,000	57,956
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	160,000	170,196
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2039	65,000	67,965
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	500,000	514,077
Washington St Health Care Facs Auth Rev (Commonspirit Health Proj.) Series 2019 B 3, 5% tender 8/1/2049 (g)	6,400,000	6,406,907
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2038	130,000	139,629
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2045	1,240,000	1,292,390
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2050	530,000	542,037
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2055	3,140,000	3,189,507
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 4% 8/15/2041	215,000	212,372
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	185,000	189,400
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	230,000	238,333
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	115,000	119,163
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	105,000	108,755
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	180,000	186,281
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	245,000	253,285
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	345,000	356,181
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	230,000	237,134
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2035	130,000	133,800
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	125,000	128,386
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	1,715,000	1,740,825
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	370,000	357,754
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2030	65,000	69,156
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	85,000	90,374
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2032	60,000	63,710
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	140,000	148,421
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 5% 8/15/2037	365,000	374,141
Washington St Health Care Facs Auth Rev Series 2019 A 1, 4% 8/1/2044	180,000	168,513
Washington St Health Care Facs Auth Rev Series 2025 A, 5.5% 9/1/2055	2,000,000	2,132,836
TOTAL HEALTH CARE		44,251,596
Housing - 0.0%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	45,000	46,548
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2026	400,000	401,338
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 6/1/2028	255,000	261,324
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	510,000	541,496
Washington St Hsg Fin Comm (Lihtc 2021-1 WA Proj.) Series 1 Class A, 3.5% 12/20/2035	4,494,174	4,460,406
Washington St Hsg Fin Comm 2% 12/1/2036	2,500,000	2,124,387
Washington St Hsg Fin Comm 2.65% 12/1/2040	1,000,000	851,507
Washington St Hsg Fin Comm Series 1 Class A, 3.375% 4/20/2037	3,417,922	3,304,389
TOTAL HOUSING		11,991,395
Industrial Development - 0.0%
Washington Economic Development Finance Authority Series 2020 A, 5.625% 12/1/2040 (b)(h)	250,000	259,652
Lease Revenue - 0.0%
State of Washington Gen. Oblig. Series 2025 C, 5% 2/1/2030	1,500,000	1,662,574
Other - 0.2%
Everett Housing Authority/WA Series 2022, 4% 7/1/2037	2,700,000	2,722,500
Grant Cnty Wash Pub Hosp Dist No 1 Gen. Oblig. Series 2023, 5.125% 12/1/2048	250,000	253,085
Pasco Wash Loc Impt Dist 5.375% 8/1/2042	2,055,000	2,309,080
Vancouver Housing Authority 4.625% 2/1/2044	1,200,000	1,193,886
Vancouver Housing Authority Series 2024B, 4.5% 10/1/2042	220,000	229,681
WA St Hsg Fin Commission Series 2023A, 5% 7/1/2043	260,000	270,246
WA St Hsg Fin Commission Series 2023A, 5% 7/1/2048	230,000	231,666
Washington St Hsg Fin Commn Multifamily Tax-Exempt Mtg-Bkd Bonds Series 09FN Class PT, 4.55% 8/1/2043	240,000	251,620
Washington St Hsg Fin Commn Nonprofit Rev Series 2024, 5.5% 7/1/2049	1,710,000	1,730,114
Washington St Hsg Fin Commn Nonprofit Rev Series 2024, 5.5% 7/1/2059	5,460,000	5,448,105
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5% 7/1/2045 (Build America Mutual Assurance Co Insured) (b)	2,375,000	2,473,649
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured) (b)	4,195,000	4,309,455
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5.5% 7/1/2050 (b)	3,760,000	3,850,933
Washington St Hsg Fin Commn Nonprofit Rev Series 2025A, 5.75% 7/1/2060 (b)	600,000	619,900
Washington State Housing Finance Commission Series 1 Class A, 4.221% 3/1/2050 (g)	1,980,446	2,002,137
Washington State Housing Finance Commission Series 1 Class A1, 4.0792% 11/20/2041 (g)	1,567,647	1,549,097
Washington State Housing Finance Commission Series 1 Class A2, 4.0792% 11/20/2041 (g)	1,343,698	1,314,856
Whatcom Cnty Wash Pub Util Dist No 001 5.5% 12/1/2041 (Build America Mutual Assurance Co Insured) (h)	285,000	317,637
TOTAL OTHER		31,077,647
Special Tax - 0.1%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2046	2,000,000	2,310,764
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2038	75,000	75,963
State of Washington Gen. Oblig. Series 2026A, 5% 8/1/2043	750,000	841,097
Washington St Convention Ctr Pub Facs Dist Series 2018, 4% 7/1/2058	485,000	426,343
Washington St Convention Ctr Pub Facs Dist Series 2018, 5% 7/1/2058	250,000	250,288
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2043	500,000	424,334
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058	250,000	174,129
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Inc Insured)	5,615,000	3,910,937
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	650,000	544,528
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2058	400,000	269,316
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	8,980,000	9,400,172
TOTAL SPECIAL TAX		18,627,871
Transportation - 0.3%
Port Seattle WA Rev 5% 2/1/2028	110,000	110,159
Port Seattle WA Rev Series 2018A, 5% 5/1/2030 (h)	920,000	945,399
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (h)	1,190,000	1,150,576
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (h)	5,300,000	5,610,042
Port Seattle WA Rev Series 2019, 5% 4/1/2038 (h)	2,135,000	2,237,395
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (h)	6,525,000	6,701,405
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (h)	1,535,000	1,550,946
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (h)	950,000	982,157
Port Seattle WA Rev Series 2021C, 5% 8/1/2038 (h)	1,300,000	1,406,494
Port Seattle WA Rev Series 2022B, 4% 8/1/2047 (h)	320,000	294,640
Port Seattle WA Rev Series 2022B, 5% 8/1/2040 (h)	2,000,000	2,157,146
Port Seattle WA Rev Series 2022B, 5% 8/1/2041 (h)	1,000,000	1,074,561
Port Seattle WA Rev Series 2022B, 5.5% 8/1/2047 (h)	1,625,000	1,727,313
Port Seattle WA Rev Series 2025 B, 5.25% 10/1/2043 (h)	5,000,000	5,572,089
Port Seattle WA Rev Series B, 5% 10/1/2028 (h)	425,000	425,757
Port Seattle WA Rev Series C, 5% 5/1/2042 (h)	2,050,000	2,078,020
TOTAL TRANSPORTATION		34,024,099
TOTAL WASHINGTON		204,912,609
West Virginia - 0.3%
Education - 0.0%
Glenville St College WVA Brd Governors Rev Series 2017, 5.25% 6/1/2047	500,000	442,792
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (g)	635,000	645,776
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	200,000	202,247
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	160,000	161,595
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2033	105,000	105,890
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	700,000	676,526
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 5.375% 9/1/2053 (Assured Guaranty Inc Insured)	5,080,000	5,341,859
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 5.5% 9/1/2048 (Assured Guaranty Inc Insured)	5,810,000	6,218,122
West Virginia St Hosp Fin Auth Hosp Rev 4% 1/1/2037	300,000	300,544
West Virginia St Hosp Fin Auth Hosp Rev 4% 6/1/2051	1,495,000	1,357,776
West Virginia St Hosp Fin Auth Hosp Rev 4.125% 1/1/2047	450,000	406,449
West Virginia St Hosp Fin Auth Hosp Rev Series 2018 A, 5% 6/1/2052	2,260,000	2,281,052
West Virginia St Hosp Fin Auth Hosp Rev Series 2019A, 5% 9/1/2038	175,000	181,076
West Virginia St Hosp Fin Auth Hosp Rev Series 2019A, 5% 9/1/2039	50,000	51,568
TOTAL HEALTH CARE		17,284,704
Housing - 0.0%
West Virginia St Hsg Dev Fd Series 2018 A, 3.75% 11/1/2038	125,000	125,058
West Virginia St Hsg Dev Fd Series 2021 A, 2% 11/1/2036	1,325,000	1,135,431
West Virginia St Hsg Dev Fd Series 2024B, 3.8% 11/1/2029	1,000,000	1,025,535
TOTAL HOUSING		2,286,024
Industrial Development - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2025, 4.625% tender 4/15/2055 (g)(h)	1,955,000	2,012,499
Other - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2025, 5.45% tender 1/1/2055 (b)(g)(h)	780,000	854,710
Resource Recovery - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2013A, 3% tender 6/1/2037 (g)(h)	975,000	972,270
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2014A, 4.7% tender 4/1/2036 (g)(h)	3,560,000	3,572,125
TOTAL RESOURCE RECOVERY		4,544,395
Special Tax - 0.1%
City of Huntington WV Series 2024, 5.125% 6/1/2039	440,000	457,426
City of Huntington WV Series 2024, 5.625% 5/1/2050	475,000	477,377
City of Huntington WV Series 2024A, 5% 6/1/2039	450,000	463,739
City of Huntington WV Series 2024A, 5.5% 6/1/2049	450,000	452,732
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2017 A, 5.5% 6/1/2037 (b)	445,000	451,960
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2017 A, 5.75% 6/1/2043 (b)	445,000	450,994
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2021 A, 4.125% 6/1/2043 (b)	560,000	527,301
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2021 B, 4.875% 6/1/2043 (b)	750,000	758,793
Monongalia Cnty WVA Comm Spl Dist Excise Tax Rev Series 2023 A, 7% 6/1/2043 (b)	735,000	784,200
Monongalia Cnty WVA Commn Tax Increment Rev Series 2023 A, 5% 6/1/2033 (b)	860,000	908,341
Monongalia Cnty WVA Commn Tax Increment Rev Series 2023 A, 5.75% 6/1/2043 (b)	1,140,000	1,227,984
Monongalia Cnty WVA Commn Tax Increment Rev Series 2023 A, 6% 6/1/2053 (b)	1,710,000	1,803,135
Ohio Cnty WV Cnty Commn Tax increment Rev Series 2024, 5.25% 6/1/2044	90,000	92,696
TOTAL SPECIAL TAX		8,856,678
Transportation - 0.0%
West Virginia Parkways Authority Series 2021, 5% 6/1/2026	705,000	709,731
West Virginia Parkways Authority Series 2021, 5% 6/1/2027	705,000	729,082
West Virginia Parkways Authority Series 2021, 5% 6/1/2028	1,060,000	1,124,639
TOTAL TRANSPORTATION		2,563,452
Water & Sewer - 0.0%
West Virginia St Wtr Dev Auth Series 2016 A II, 5% 11/1/2033	140,000	142,027
TOTAL WEST VIRGINIA		39,633,057
Wisconsin - 1.7%
Education - 0.2%
Public Fin Auth WI Ed Rev 5% 6/15/2042	130,000	130,621
Public Fin Auth WI Ed Rev 5.25% 6/15/2052	190,000	179,799
Public Fin Auth WI Ed Rev 5.375% 6/15/2057	180,000	171,369
Public Fin Auth WI Ed Rev 5.5% 6/15/2062	465,000	446,998
Public Fin Auth WI Ed Rev 6.25% 6/15/2048 (b)	705,000	706,042
Public Fin Auth WI Ed Rev Series 2017 A, 5.125% 6/15/2047 (b)	370,000	324,868
Public Fin Auth WI Ed Rev Series 2017, 5% 7/1/2037	115,000	115,063
Public Fin Auth WI Ed Rev Series 2017, 5% 7/1/2047	280,000	271,032
Public Fin Auth WI Ed Rev Series 2017, 5% 7/1/2052	605,000	569,246
Public Fin Auth WI Ed Rev Series 2019 A, 4% 6/15/2029 (b)	90,000	88,421
Public Fin Auth WI Ed Rev Series 2019 A, 5% 6/15/2039 (b)	140,000	135,191
Public Fin Auth WI Ed Rev Series 2019 A, 5% 6/15/2049 (b)	245,000	207,764
Public Fin Auth WI Ed Rev Series 2022 A, 5% 1/1/2042 (b)	475,000	451,564
Public Fin Auth WI Ed Rev Series 2024A, 4.5% 7/15/2049 (b)	200,000	180,673
Public Fin Auth WI Ed Rev Series 2025 A, 4% 7/15/2033 (b)	575,000	580,795
Public Fin Auth WI Ed Rev Series 2025 A, 6.45% 4/1/2060 (b)	1,000,000	972,590
Public Fin Auth WI Ed Rev Series 2025A, 6% 12/15/2045 (b)	440,000	462,656
Public Fin Auth WI Ed Rev Series 2025A, 6% 12/15/2055 (b)	500,000	517,168
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (b)	410,000	417,005
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (b)	295,000	279,107
Public Fin Auth WI Revenue (Ultimate Medical Academy Proj.) 5% 10/1/2039 (b)	700,000	720,682
Public Fin Auth WI Revenue Series 2015, 5.875% 4/1/2045	400,000	400,089
Public Fin Auth WI Revenue Series 2020 A 1, 5% 1/1/2055 (b)	1,100,000	959,473
Public Fin Auth WI Revenue Series 2020 B, 0% 1/1/2060 (b)(c)	1,100,000	100,476
Public Fin Auth WI Revenue Series 2022, 4% 4/1/2032 (b)	410,000	411,168
Public Fin Auth WI Revenue Series 2023, 5.5% 7/1/2039 (h)	935,000	999,712
Public Fin Auth Wis Charter Sch Rev Series 2020 A, 4% 7/1/2030 (b)	55,000	54,919
Public Fin Auth Wis Charter Sch Rev Series 2020 A, 5% 7/1/2040 (b)	100,000	100,197
Public Fin Auth Wis Charter Sch Rev Series 2020 A, 5% 7/1/2055 (b)	205,000	179,246
Public Fin Auth Wis Charter Sch Rev Series 2023 A, 6.75% 7/1/2058 (b)	175,000	182,562
Public Fin Auth Wis Charter Sch Rev Series 2024A, 4.25% 6/15/2034	1,000,000	1,037,033
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2036 (b)	400,000	396,126
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2041 (b)	360,000	332,160
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2051 (b)	1,240,000	965,543
Public Fin Auth Wis Conference Ctr & Hotel Rev Series 2021 A, 4% 9/1/2056 (b)	590,000	445,456
Public Fin Auth Wis Edl Fac Rev (Guilford College Proj.) Series 2016, 5.5% 1/1/2047	300,000	265,230
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	755,000	790,323
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2047	2,015,000	2,041,778
Public Fin Auth Wis Edl Fac Rev 4% 3/1/2027 (b)	795,000	788,754
Public Fin Auth Wis Edl Fac Rev Series 2024, 5% 2/1/2054	400,000	384,337
Public Fin Auth Wis Edl Rev Series 2019, 5% 6/15/2039	40,000	41,005
Public Fin Auth Wis Edl Rev Series 2019, 5% 6/15/2049	250,000	245,465
Public Fin Auth Wis Edl Rev Series 2019, 5% 6/15/2053	85,000	82,099
Public Fin Auth Wis Higher Edl Facs Rev (Gannon University Proj.) Series 2017, 5% 5/1/2042	235,000	233,821
Public Fin Auth Wis Higher Edl Facs Rev (Gannon University Proj.) Series 2017, 5% 5/1/2047	125,000	115,893
Public Fin Auth Wis Pooled Charter Sch Ctfs Ser 2023-1 Series CL A, 5.75% 7/1/2062	1,855,986	1,930,839
Public Fin Auth Wis Sr Living Rev (Ultimate Medical Academy Proj.) Series 2019A, 4% 1/1/2046	650,000	553,247
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2026	35,000	35,495
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	285,000	309,712
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2032	600,000	649,286
Wisconsin St Health & Edl Facs Auth Rev Series 2023 A, 4.75% 3/15/2043	130,000	126,377
Wisconsin St Health & Edl Facs Auth Rev Series 2023 A, 5% 3/15/2053	130,000	119,946
TOTAL EDUCATION		23,206,421
Electric Utilities - 0.0%
Wisconsin Health & Educational Facilities Authority (Milwaukee Reg Med Center Thermal Proj.) 5% 4/1/2034	1,545,000	1,634,749
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (b)	15,000	16,496
Wisconsin Rapids School District 1.6% 4/1/2031 (Pre-refunded to 4/1/2028 at 100)	515,000	506,737
Wisconsin Rapids School District Series 2021, 2% 4/1/2031 (Pre-refunded to 4/1/2028 at 100)	215,000	211,550
TOTAL ESCROWED/PRE-REFUNDED		734,783
General Obligations - 0.1%
Howard Suamico WI Scd 2% 3/1/2038	810,000	665,207
Howard Suamico WI Scd Series 2021, 2% 3/1/2041 (Pre-refunded to 3/1/2028 at 100)	875,000	871,172
Kohler Wis Sch Dist 2% 3/1/2038	585,000	473,357
Public Fin Auth WI Revenue Gen. Oblig. Series 2025, 0% 12/15/2039 (b)	1,445,000	572,126
Public Fin Auth WI Revenue Series 2024, 5.5% 12/15/2032 (b)	509,530	510,442
Public Fin Auth WI Revenue Series 2025, 0% 12/15/2042 (b)(c)	13,750,000	4,332,198
Sun Prairie WI Area Sch Dist 2% 3/1/2041	1,000,000	757,719
Waunakee Wis Cmnty Sch Dist 3.25% 4/1/2028	345,000	345,153
Westosha Cent High Sch Dist Wis 2% 3/1/2040	1,490,000	1,147,255
Wisconsin Rapids School District Series 2021, 2% 4/1/2031	470,000	429,105
TOTAL GENERAL OBLIGATIONS		10,103,734
Health Care - 0.5%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	960,000	899,635
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2034	420,000	453,611
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2038	600,000	636,073
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 5% 6/1/2026	975,000	980,954
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5.5% 6/1/2055	3,345,000	3,526,955
Public Fin Auth WI Hosp Rev (Southeastern General Hosp, NC Proj.) Series 2021 A, 4% 2/1/2051	180,000	141,078
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	460,000	471,033
Public Fin Auth WI Hosp Rev Series 2019A, 4% 10/1/2049	1,680,000	1,470,171
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	1,150,000	843,795
Public Fin Auth WI Revenue 4% 1/1/2047	100,000	91,265
Public Fin Auth WI Revenue Series 2015A, 5% 9/1/2030 (b)	150,000	150,127
Public Fin Auth WI Revenue Series 2015A, 5% 9/1/2038 (b)	290,000	290,168
Public Fin Auth WI Revenue Series 2020, 5% 1/1/2040	300,000	309,364
Public Fin Auth WI Revenue Series 2020, 5% 1/1/2045	725,000	733,104
Public Fin Auth WI Revenue Series 2022, 4% 1/1/2052	105,000	91,469
Public Fin Auth WI Revenue Series 2023 A, 5% 6/1/2037 (b)	1,160,000	1,200,355
Public Fin Auth WI Revenue Series 2023 A, 5% 6/1/2052 (b)	1,140,000	1,036,807
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	2,000,000	2,049,475
Public Fin Auth Wis Health Care Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2022 A, 4% 10/1/2052	2,030,000	1,860,523
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (b)	1,790,000	1,807,423
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (b)	575,000	560,166
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (b)	1,370,000	1,302,536
Public Fin Auth Wis Retirement Fac Rev Series 2021, 4% 12/1/2056	500,000	408,783
Public Fin Auth Wis Retirement Fac Rev Series 2021A, 4% 10/1/2041	50,000	50,493
Public Fin Auth Wis Retirement Fac Rev Series 2021A, 4% 10/1/2046	65,000	59,998
Public Fin Auth Wis Retirement Fac Rev Series 2021A, 4% 10/1/2051	195,000	170,822
Public Fin Auth Wis Retirementcmntys Rev Series 2019A, 5% 11/15/2049	350,000	351,781
Public Fin Auth Wis Retirementcmntys Rev Series 2020A, 5% 11/15/2041	635,000	664,404
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (b)	395,000	399,944
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (b)	475,000	478,769
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (b)	1,015,000	1,015,798
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2052 (b)	935,000	914,665
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 4% 1/1/2045	220,000	207,112
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2018 B, 1.9% 4/1/2048 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (g)	6,500,000	6,500,000
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2021 B, 4% 4/1/2051	2,890,000	2,667,818
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	605,000	607,441
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2030	20,000	21,849
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2031	20,000	21,787
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2032	20,000	21,725
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2033	20,000	21,648
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2034	20,000	21,555
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2035	30,000	32,188
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2022A, 4% 4/1/2040	4,510,000	4,584,149
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	5,465,000	5,212,259
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019 B, 5% 7/1/2038	25,000	25,164
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019A, 5% 7/1/2044	30,000	30,110
Wisconsin Health & Educational Facilities Authority (Rogers Memorial Hospital Inc Proj.) Series 2019A, 5% 7/1/2049	400,000	400,805
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) 5% 2/15/2028	290,000	290,525
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2020A, 4% 2/15/2037 (Assured Guaranty Inc Insured)	230,000	236,822
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2026	250,000	252,196
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2029	10,000	10,381
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2039	170,000	173,334
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2046	385,000	367,365
Wisconsin Health & Educational Facilities Authority (St Camillus Health System Proj.) Series 2019A, 5% 11/1/2054	1,745,000	1,585,360
Wisconsin Health & Educational Facilities Authority Series 2017 C, 4% 2/15/2042	625,000	608,900
Wisconsin Health & Educational Facilities Authority Series 2017 C, 4% 2/15/2050	810,000	730,185
Wisconsin Health & Educational Facilities Authority Series 2017 C, 5% 2/15/2047	170,000	170,497
Wisconsin Health & Educational Facilities Authority Series 2017, 5% 6/1/2037	155,000	157,052
Wisconsin Health & Educational Facilities Authority Series 2017, 5% 6/1/2041	235,000	235,975
Wisconsin Health & Educational Facilities Authority Series 2020A, 4% 2/15/2036 (Assured Guaranty Inc Insured)	255,000	264,053
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 4% 8/15/2046	730,000	673,205
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	885,000	813,520
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	460,000	415,036
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	2,260,000	2,214,791
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.25% 2/15/2054 (Build America Mutual Assurance Co Insured)	505,000	528,739
Wisconsin St Health & Edl Facs Auth Rev (Sanford Health, SD Proj.) Series 2024 A, 5.5% 2/15/2054	875,000	921,049
Wisconsin St Health & Edl Facs Auth Rev 5.5% 12/1/2052	3,070,000	3,299,928
Wisconsin St Health & Edl Facs Auth Rev Series 2021, 4% 1/1/2037	665,000	665,684
Wisconsin St Health & Edl Facs Auth Rev Series 2021, 4% 1/1/2047	1,145,000	983,860
Wisconsin St Health & Edl Facs Auth Rev Series 2021, 4% 1/1/2057	1,400,000	1,109,987
TOTAL HEALTH CARE		62,505,598
Housing - 0.1%
Public Fin Auth Wis Multifamily Hsg Rev Series 2024, 6.25% 2/1/2039 (b)	975,000	1,010,089
Public Fin Auth Wis Student Hsg Rev 4% 7/1/2061 (b)	1,300,000	931,639
Public Fin Auth Wis Student Hsg Rev 5.25% 7/1/2061 (b)	980,000	786,037
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2036 (Assured Guaranty Inc Insured)	105,000	109,283
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2048 (Assured Guaranty Inc Insured)	1,280,000	1,287,875
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2053 (Assured Guaranty Inc Insured)	760,000	761,431
Public Fin Auth Wis Student Hsg Rev Series 2018, 5% 7/1/2058 (Assured Guaranty Inc Insured)	1,315,000	1,316,778
Public Fin Auth Wis Student Hsg Rev Series 2019A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	80,000	81,769
Public Fin Auth Wis Student Hsg Rev Series 2020 A, 4% 7/1/2045 (Assured Guaranty Inc Insured)	170,000	162,453
Public Fin Auth Wis Student Hsg Rev Series 2020 A, 4% 7/1/2050 (Assured Guaranty Inc Insured)	145,000	129,985
Public Fin Auth Wis Student Hsg Rev Series 2020 A, 4% 7/1/2055 (Assured Guaranty Inc Insured)	165,000	143,806
Public Fin Auth Wis Student Hsg Rev Series 2021 A 1, 4% 7/1/2051 (b)	575,000	437,074
Public Fin Auth Wis Student Hsg Rev Series 2021 A2, 5.35% 7/1/2040 (b)	300,000	252,882
Public Finance Authority Series 2026 1 Class A1, 4.126% 1/20/2041 (g)	2,500,000	2,494,255
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	35,000	34,752
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2023 A, 5% 3/1/2049	5,765,000	5,954,989
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev 5% 9/1/2039	1,000,000	1,108,321
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Series 2025A, 4.75% 9/1/2040	4,110,000	4,372,382
TOTAL HOUSING		21,375,800
Industrial Development - 0.1%
Public Fin Auth WI Proj Rev Series A 2, 7% 1/1/2050 (b)	550,000	586,900
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (b)	8,170,000	5,759,850
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (b)	1,870,000	1,421,200
Public Fin Auth WI Revenue Series 2024, 5% 7/15/2030 (b)	249,611	250,200
Public Fin Auth Wis Hotel Rev Series 2022 A, 5% 2/1/2042	295,000	308,141
Public Fin Auth Wis Hotel Rev Series 2022 A, 5% 2/1/2052	2,030,000	2,029,681
Public Fin Auth Wis Hotel Rev Series 2022 A, 5% 2/1/2062	1,755,000	1,727,853
Public Finance Authority Series 2016C, 4.3% 11/1/2030 (h)	705,000	705,394
Public Finance Authority Series 2016D, 4.05% 11/1/2030	350,000	350,107
TOTAL INDUSTRIAL DEVELOPMENT		13,139,326
Lease Revenue - 0.0%
Public Fin Auth WI Ltd Oblig Grnt Rev Series B, 5.625% (b)(e)(l)	1,105,000	994,500
Other - 0.3%
Barron Wis Area Sch Dist 2% 3/1/2035 (Build America Mutual Assurance Co Insured)	540,000	470,282
Public Fin Auth WI Affordable Hsg Multifamily Ctfs 7.125% 7/25/2034 (b)	1,515,000	1,593,337
Public Fin Auth WI Ltd Oblig Grnt Rev Series A, 6.25% (b)(l)	2,275,000	1,660,750
Public Fin Auth WI Proj Rev 5.25% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,775,000	1,941,032
Public Fin Auth WI Proj Rev 5.375% 7/1/2047 (Build America Mutual Assurance Co Insured)	1,350,000	1,434,975
Public Fin Auth WI Proj Rev 5.5% 7/1/2052 (Build America Mutual Assurance Co Insured)	1,490,000	1,579,300
Public Fin Auth WI Proj Rev 5.625% 7/1/2055 (Build America Mutual Assurance Co Insured)	1,140,000	1,209,089
Public Fin Auth WI Revenue 0% 12/15/2037 (b)(c)	625,000	324,622
Public Fin Auth WI Revenue 5.25% 7/1/2044	1,545,000	1,654,922
Public Fin Auth WI Revenue Series 2025, 5.25% 11/15/2050	810,000	831,909
Public Fin Auth WI Revenue Series 2025, 5.25% 11/15/2055	1,920,000	1,960,106
Public Fin Auth Wis Edl Fac Rev Series 2025B, 6% 6/1/2028 (b)	1,000,000	1,010,888
Public Fin Auth Wis Multifamily Affordable Hsg Ctfs Series 2024 1 CL B 1, 6.81% 4/28/2036 (b)	2,225,000	2,318,965
Public Fin Auth Wis Multifamily Hsg Rev Series 2025, 4.5% tender 7/1/2067 (g)	3,550,000	3,780,555
Public Fin Auth Wis Student Hsg Rev 5% 5/1/2060 (b)	250,000	156,751
Public Fin Auth Wis Student Hsg Rev 5% 6/1/2030	600,000	630,213
Public Fin Auth Wis Student Hsg Rev 5.25% 6/1/2045	695,000	712,217
Public Fin Auth Wis Student Hsg Rev 5.25% 6/15/2055	825,000	833,297
Public Fin Auth Wis Student Hsg Rev 5.5% 6/15/2055	135,000	136,834
Public Fin Auth Wis Student Hsg Rev 9% 5/1/2071 (b)	150,000	72,625
Public Fin Auth Wis Student Hsg Rev Series 2023A, 5.75% 7/1/2053 (b)	300,000	298,951
Public Fin Auth Wis Student Hsg Rev Series 2023A, 5.75% 7/1/2063 (b)	4,810,000	4,712,722
Public Fin Auth Wis Student Hsg Rev Series 2024 A, 5.25% 6/1/2054	700,000	707,966
Public Fin Auth Wis Student Hsg Rev Series 2025 A, 5.5% 6/1/2055	600,000	610,225
Public Fin Auth Wis Student Hsg Rev Series 2025 C, 5% 6/15/2035	595,000	624,879
Public Fin Auth Wis Student Hsg Rev Series 2025 C, 5.5% 6/15/2045	500,000	506,756
Public Fin Auth Wis Student Hsg Rev Series 2025A, 5% 6/15/2039	400,000	434,924
Public Fin Auth Wis Student Hsg Rev Series 2025A, 5.25% 7/1/2055 (Build America Mutual Assurance Co Insured)	3,750,000	3,871,903
Public Fin Auth Wis Student Hsg Rev Series 2025A, 5.25% 7/1/2060 (Build America Mutual Assurance Co Insured)	4,570,000	4,683,097
Public Fin Auth Wis Student Hsg Rev Series 2025B, 5% 6/15/2030	185,000	195,737
Public Fin Auth Wis Student Hsg Rev Series 2025B, 5.25% 6/15/2035	300,000	330,805
Public Fin Auth Wis Student Hsg Rev Series 2025B, 5.25% 6/15/2045	400,000	410,003
Wisconsin Health & Edl Facs Auth Sr Living Rev Series 2024, 6% 7/1/2060	3,570,000	3,624,780
Wisconsin Hsg & Eda Hsg Rev Series 2021 A, 2.05% 11/1/2036	1,000,000	850,072
Wisconsin Hsg & Eda Hsg Rev Series 2025A, 5.05% 11/1/2055	1,200,000	1,223,232
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 9/15/2036	105,000	105,387
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 9/15/2041	105,000	101,281
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 9/15/2045	90,000	80,091
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 6% 10/1/2044	300,000	323,309
TOTAL OTHER		48,008,789
Special Tax - 0.0%
Howard Suamico WI Scd 2% 3/1/2040 (Pre-refunded to 3/1/2028 at 100)	500,000	497,812
Mount Pleasant Wis Tax Increment Rev Series 2018 A, 5% 4/1/2048	2,890,000	2,939,638
Public Fin Auth WI Revenue Series 2021, 4% 9/30/2051 (h)	750,000	638,113
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2032 (Assured Guaranty Inc Insured) (c)	140,000	114,409
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2033 (Assured Guaranty Inc Insured) (c)	135,000	106,249
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2034 (Assured Guaranty Inc Insured) (c)	125,000	94,444
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2035 (Assured Guaranty Inc Insured) (c)	160,000	115,509
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2036 (Assured Guaranty Inc Insured) (c)	155,000	106,489
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2037 (Assured Guaranty Inc Insured) (c)	155,000	101,157
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2038 (Assured Guaranty Inc Insured) (c)	160,000	99,112
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2039 (Assured Guaranty Inc Insured) (c)	150,000	88,406
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2040 (Assured Guaranty Inc Insured) (c)	35,000	19,539
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2032 (Assured Guaranty Inc Insured) (c)	135,000	110,664
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2033 (Assured Guaranty Inc Insured) (c)	210,000	165,861
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2034 (Assured Guaranty Inc Insured) (c)	200,000	151,764
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2035 (Assured Guaranty Inc Insured) (c)	300,000	217,624
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2036 (Assured Guaranty Inc Insured) (c)	310,000	214,109
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2037 (Assured Guaranty Inc Insured) (c)	505,000	331,488
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2038 (Assured Guaranty Inc Insured) (c)	545,000	339,726
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2039 (Assured Guaranty Inc Insured) (c)	595,000	353,056
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2040 (Assured Guaranty Inc Insured) (c)	255,000	143,402
TOTAL SPECIAL TAX		6,948,571
Transportation - 0.4%
Public Fin Auth WI Revenue Series 2026, 6% tender 7/1/2060 (b)(g)(h)	2,275,000	2,329,268
Public Fin Auth Wis Arpt Facs Rev (Transportation Infrastructure Properties, LLC Proj.) Series 2012B, 5% 7/1/2042 (h)	385,000	385,190
Public Fin Auth Wis Arpt Facs Rev (Transportation Infrastructure Properties, LLC Proj.) Series 2012B, 5.25% 7/1/2028 (h)	765,000	765,871
Public Fin Auth Wis Spl Fac Rev Series 2021, 4% 7/1/2041 (h)	500,000	486,130
Public Fin Auth Wis Spl Fac Rev Series 2021, 4.25% 7/1/2054 (h)	3,285,000	2,808,315
Public Fin Auth Wis Spl Fac Rev Series 2024 A, 5.5% 9/1/2030 (b)(h)	100,000	105,589
Public Fin Auth Wis Spl Fac Rev Series 2024 A, 5.75% 9/1/2035 (b)(h)	125,000	131,608
Public Fin Auth Wis Spl Fac Rev Series 2024 A, 6.25% 9/1/2046 (b)(h)	415,000	430,588
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 5.75% 12/31/2065 (h)	13,940,000	14,578,761
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 5.75% 6/30/2060 (h)	10,210,000	10,693,269
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 12/31/2065 (h)	8,180,000	9,094,932
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 6.5% 6/30/2060 (h)	3,300,000	3,671,709
TOTAL TRANSPORTATION		45,481,230
Water & Sewer - 0.0%
Waukesha Wis Sew Sys Rev Series 2022 G, 4% 5/1/2042	250,000	254,768
Weston Vlg Wis Wtrwks Rev Series 2020 A, 2.125% 5/1/2040	220,000	163,390
TOTAL WATER & SEWER		418,158
TOTAL WISCONSIN		234,551,659
Wyoming - 0.0%
Health Care - 0.0%
Sublette Cnty Wyo Hosp Dist Rev 5% 6/15/2026	250,000	250,127
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2019 3, 3.75% 12/1/2049	20,000	20,027
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 1, 3.5% 6/1/2052	675,000	679,363
TOTAL HOUSING		699,390
TOTAL WYOMING		949,517
TOTAL MUNICIPAL SECURITIES (Cost $9,102,699,374)		9,297,453,024

Non-Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
Howard University 4.756% 10/1/2051	300,000	250,260
Repower South Berkeley LLC 0% 2/1/2045 (c)(f)	632,871	0
Toledo Hospital/The 6.015% 11/15/2048	600,000	594,012
Toll Road Investors Partnership II LP 0% 2/15/2027 (b)(c)	181,000	171,873
Toll Road Investors Partnership II LP 0% 2/15/2028 (b)(c)	528,000	463,242
Toll Road Investors Partnership II LP 0% 2/15/2033 (b)(c)	790,000	503,199
Toll Road Investors Partnership II LP 0% 2/15/2043 (b)(d)(e)	2,565,435	890,206
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,743,956)		2,872,792

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Investments Money Market Government Portfolio - Institutional Class (n)(p)	3.59	440,297,207	440,297,207
Fidelity Municipal Cash Central Fund (q)(r)	1.91	80,007,975	80,023,976
Fidelity SAI Municipal Money Market Fund (n)(p)	1.81	2,781	2,781
Invesco Government & Agency Portfolio Institutional Class (p)	3.59	27,724,791	27,724,791
TOTAL MONEY MARKET FUNDS (Cost $548,048,756)			548,048,755

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $13,631,756,600)	13,938,445,680
NET OTHER ASSETS (LIABILITIES) - 0.4% (o)	50,217,011
NET ASSETS - 100.0%	13,988,662,691

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
SHORT

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(110)	6/2026	(12,837,344)	(93,925)
CBOT US Treasury Long Bond Contracts (United States)	(215)	6/2026	(25,457,344)	(174,133)

TOTAL FUTURES CONTRACTS				(268,058)
The notional amount of short futures as a percentage of Net Assets is 0.3%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $696,456,345 or 5.0% of net assets.

(c)	Zero coupon bond which is issued at a discount.
(d)	Principal Only Strips represent the right to receive the monthly principal payments.
(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

(g)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	Non-income producing - Security is in default.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Affiliated fund.
(o)	Includes $613,500 of cash collateral to cover margin requirements for futures contracts.
(p)	The rate quoted is the annualized seven-day yield of the fund at period end.
(q)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Repower South Berkeley LLC 0% 2/1/2045	9/29/2025	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	51,812,262	331,644,772	303,433,058	552,752	-	-	80,023,976	80,007,975	1.8%
Total	51,812,262	331,644,772	303,433,058	552,752	-	-	80,023,976

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	260,308,898	1,096,976,053	916,987,744	10,016,904	-	-	440,297,207	440,297,207
Fidelity Investments Money Market Government Portfolio Class I	-	151,725	151,725	705	-	-	-	-
Fidelity SAI Enhanced Municipal Income Fund	29,933,769	225,260,558	-	3,260,615	-	4,765,894	259,960,221	25,287,959
Fidelity SAI Municipal Money Market Fund	2,731	50	-	51	-	-	2,781	2,781
	290,245,398	1,322,388,386	917,139,469	13,278,275	-	4,765,894	700,260,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Municipal Securities and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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